UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-108894
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 34	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21099
Amendment No. 99	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-12

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Waddell & Reed Advisors Select Preferred AnnuitySM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-12
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 97. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Balanced: Class II
•	Ivy Variable Insurance Portfolios - Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Corporate Bond: Class II
•	Ivy Variable Insurance Portfolios - Energy: Class II

•	Ivy Variable Insurance Portfolios - Global Bond: Class II
•	Ivy Variable Insurance Portfolios - Global Equity Income: Class II
•	Ivy Variable Insurance Portfolios - Global Growth: Class II
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - International Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Natural Resources: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Core: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Value: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
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Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
4

Variable Account – Nationwide Variable Account-12, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	8% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	8%	7%	7%	6%	5%	4%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$50 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
Optional Death Benefits (eligible applicants may purchase one as a replacement for the standard death benefit)
Five-Year Enhanced Death Benefit Option	0.05%
Total Variable Account Charges (including this option only)	1.30%
One-Year Enhanced Death Benefit Option	0.15%
Total Variable Account Charges (including this option only)	1.40%
One-Month Enhanced Death Benefit Option	0.30%
Total Variable Account Charges (including this option only)	1.55%
Combination Enhanced Death Benefit Option	0.40% [5]
Total Variable Account Charges (including this option only)	1.65%
Spousal Protection Annuity Option	0.10%
Total Variable Account Charges (including this option only)	1.35%
Beneficiary Protector II Option	0.35%
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
3% Extra Value Option	0.50% [6]
Total Variable Account Charges (including this option only)	1.75%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 8 Contract Years will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

4% Extra Value Option	0.60% [7]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 8 Contract Years will be assessed a fee of 0.60% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

Capital Preservation Plus Lifetime Income Option	1.00% [8]
Total Variable Account Charges (including this option only)	2.25%
8

Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.75%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base[9]
Nationwide Lifetime Income Riders (an applicant may purchase one option):
Maximum 5% Nationwide Lifetime Income Rider (no longer available)	1.00% [10]
7% Nationwide Lifetime Income Rider (only available in New York)	1.00%
10% Nationwide Lifetime Income Rider	1.20%
Joint Option (an applicant may purchase one option only if the corresponding Nationwide Lifetime Income Rider is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider (only available in New York)	0.30% [11]
Maximum Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [12]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option	0.40%
Spousal Protection Annuity Option	0.10%
Beneficiary Protector II Option	0.35%
4% Extra Value Option	0.60%
10% Nationwide Lifetime Income Rider	1.20%
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30%
Maximum Possible Total Variable Account Charges	4.20%

[1]	The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will assess a loan processing fee at the time each new loan is processed.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived on a going-forward basis for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[6]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.
[7]	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.
[8]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
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[9]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[10]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[11]	For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider before December 5, 2011, or the date of state approval (whichever is later), the charge for the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[12]	For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.47%	1.46%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges;
•	A $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (4.20%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.46%)	$1,447	$2,612	$3,640	$6,057	*	$1,912	$3,140	$6,057	$647	$1,912	$3,140	$6,057
10

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Minimum Total Underlying Mutual Fund Operating Expenses (0.47%)	$1,343	$2,322	$3,191	$5,325	*	$1,622	$2,691	$5,325	$543	$1,622	$2,691	$5,325
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $10,000. For all other contract types, the minimum initial purchase payment is $1,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
11

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments withdrawn.
Optional Death Benefits
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Five-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and GTOs will be assessed a fee of 0.35%.
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Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.50% of the Daily Net Assets. In addition, allocations to the Fixed Account and the GTOs will be assessed a charge equal to 0.50%.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.60% of the Daily Net Assets. In addition, allocations to the Fixed Account and the GTOs will be assessed a charge equal to 0.60%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the Capital Preservation Plus Option, a Nationwide Lifetime Income Rider, or an Extra Value Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20%
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of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after January 24, 2011, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before January 24, 2011, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued prior to January 24, 2011, the Contract Owner must have been between 45 and 85 at the time of application). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011, or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011, or the date of state approval (whichever is later), the current charge is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
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If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective January 24, 2011, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011, or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option before December 5, 2011, or the date of state approval (whichever is later), the charge for the Joint Option is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued prior to January 24, 2011, the Contract Owner must have been between 45 and 85 at the time of application). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. Effective January 24, 2011, the Joint Option is no longer available for election.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for eight years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for eight years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5%. (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Waddell & Reed, Inc.
The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. is not affiliated with Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-12 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on July 10, 2001 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
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•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The 3% Extra Value Option has a GTO charge equal to 0.50% for the first eight Contract Years.
•	The 4% Extra Value Option has a GTO charge equal to 0.60% for the first eight Contract Years.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
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Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments, Extra Value Option credits, and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.50% for the first eight Contract Years.
•	The 4% Extra Value Option has a Fixed Account charge equal to 0.60% for the first eight Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
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Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
The contract described in this prospectus is incontestable two years after the date of issue or during the lifetime of the Annuitant, whichever is shorter.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
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In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from
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remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	8%	7%	7%	6%	5%	4%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
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(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least eight years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Disability Waiver
The contract includes a Disability Waiver at no additional charge.
Under this provision, no CDSC will be charged if the Contract Owner becomes disabled at any time after contract issuance, but prior to reaching age 65. For purposes of this waiver, disability is defined as the inability to engage in any substantial gainful activity because of a mental or physical impairment that is expected to be long-term or terminal. Nationwide may require proof of disability prior to waiving CDSC under this waiver. Once this waiver is invoked, no additional purchase payments may be applied to the contract.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Five-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the Five-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Annuity Option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and GTOs will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
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(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
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How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first eight Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.50% of the Daily Net Assets for the first eight Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.50%.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.60% of the Daily Net Assets for the first eight Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.60%.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
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(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC before the end of seven Contract Years.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
(1)	If the withdrawal is not subject to a CDSC;
(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	If the surrender occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the amount credited to the contract under the option according to the following vesting/recapture schedules:
Vesting and Recapture Schedule for 3% Extra Value Option
Contract Year	Credit Percentage Vested		Credit Percentage Subject to Recapture
1	0%		3%	(or all of the credit)
2	1%		2%	(or 2⁄3 of the credit)
3	1%		2%	(or 2⁄3 of the credit)
4	2%		1%	(or 1⁄3 of the credit)
5	2%		1%	(or 1⁄3 of the credit)
6	2%		1%	(or 1⁄3 of the credit)
7	2%		1%	(or 1⁄3 of the credit)
8 and thereafter	3%	(fully vested)	0%
Vesting and Recapture Schedule for 4% Extra Value Option
Contract Year	Credit Percentage Vested		Credit Percentage Subject to Recapture
1	0%		4%	(or all of the credit)
2	1%		3%	(or 3⁄4 of the credit)
3	1%		3%	(or 3⁄4 of the credit)
4	2%		2%	(or 1⁄2 of the credit)
5	2%		2%	(or 1⁄2 of the credit)
6	2%		2%	(or 1⁄2 of the credit)
7	2%		2%	(or 1⁄2 of the credit)
8 and thereafter	4%	(fully vested)	0%
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For example, Ms. R, who elected the 4% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 4% credit of $4,000. In Contract Year 4, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 2% (refer to the Vesting and Recapture Schedule for 4% Extra Value Option) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $2,000.
Recapture Resulting from a Partial Surrender
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option, depending on when the withdrawal is taken, according to the recapture schedules indicated previously.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year 2, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 2% (refer to the Vesting and Recapture Schedule for 3% Extra Value Option) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $200. The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
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Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
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Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the Capital Preservation Plus Option, a Nationwide Lifetime Income Rider, or an Extra Value Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
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Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPPLI Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPPLI Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to
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take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPPLI Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
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The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPPLI Option provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
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	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Remaining Immediate Withdrawal Base	$56,000	$50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals,
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Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
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The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to the GTOs is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will
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be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
The Contract Owner's age at the time of first withdrawal is different for contracts issued in the State of New York.
For contracts that elect the Joint Option for the 10% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
The Contract Owner's age at the time of first withdrawal is different for contracts issued in the State of New York.
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
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The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract
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Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts
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issued prior to January 24, 2011, the Contract Owner must have been between 45 and 85 at the time of application). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after January 24, 2011, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before January 24, 2011, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011, or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011, or the date of state approval (whichever is later), the current charge is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to the GTOs is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be
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immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
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*	For contracts that elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts issued on or after January 24, 2011 or the date of state approval (whichever is later) and before December 5, 2011 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2010 or the date of state approval (whichever is later) and before January 24, 2011 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009 or the date of state approval (whichever is later) and before May 1, 2010 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a surrender from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
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Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
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Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
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For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts –
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those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to the GTOs is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
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(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code
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requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment
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Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective January 24, 2011, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
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(1)	Both spouses must be between 50 and 85 years old at the time of application (minimum age is 45 for non-New York contracts);
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals (minimum age is 45 for non-New York contracts). Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. Effective January 24, 2011, the Joint Option is no longer available for election.
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The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
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The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.75% for the first eight Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.75% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
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Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
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The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
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On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
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Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including Extra Value Option credits and PPCs) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.70% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
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Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
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Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
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Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
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Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If an Extra Value Option has been elected, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
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•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
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(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states. Loans are not available if a Lifetime Income Option is elected.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
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When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
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1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
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This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject
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to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the
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transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits.
Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the option elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund) and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the Sub-Accounts investing in the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
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A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
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(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
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		(1)	the Contract Value; or
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Five-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the Five-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B (1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or
		(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that five-year Contract Anniversary.
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If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
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If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
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If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into
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effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.25% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
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•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.waddell.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Waddell & Reed, Inc.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-21099
Securities Act of 1933 Registration File No. 333-108894
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Global Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
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Ivy Variable Insurance Portfolios - Government Money Market: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Variable Insurance Portfolios - Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - International Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
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Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Small Cap Core: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 3.70%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.201344	35.087281	12.45%	239,002
2019	25.945785	31.201344	20.26%	287,991
2018	27.787438	25.945785	-6.63%	393,946
2017	23.790883	27.787438	16.80%	515,376
2016	24.726230	23.790883	-3.78%	612,226
2015	27.319466	24.726230	-9.49%	797,348
2014	29.202876	27.319466	-6.45%	998,735
2013	23.633012	29.202876	23.57%	1,061,981
2012	20.081925	23.633012	17.68%	1,112,363
2011	21.914795	20.081925	-8.36%	1,133,703
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	24.838194	27.989544	12.69%	179,371
2019	20.601281	24.838194	20.57%	204,237
2018	21.562132	20.601281	-4.46%	243,420
2017	19.605341	21.562132	9.98%	267,571
2016	19.457997	19.605341	0.76%	294,975
2015	19.768593	19.457997	-1.57%	347,715
2014	18.609211	19.768593	6.23%	357,244
2013	15.234472	18.609211	22.15%	330,603
2012	13.806216	15.234472	10.35%	312,751
2011	13.532236	13.806216	2.02%	264,243
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	34.788815	41.745752	20.00%	167,514
2019	26.873807	34.788815	29.45%	203,618
2018	28.501589	26.873807	-5.71%	263,616
2017	23.901029	28.501589	19.25%	356,392
2016	23.330594	23.901029	2.45%	429,911
2015	23.791014	23.330594	-1.94%	510,625
2014	21.966202	23.791014	8.31%	553,997
2013	16.661065	21.966202	31.84%	557,857
2012	14.226068	16.661065	17.12%	572,518
2011	14.170179	14.226068	0.39%	578,983
103

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.782497	16.198463	9.58%	295,201
2019	13.344577	14.782497	10.78%	335,389
2018	13.776620	13.344577	-3.14%	381,058
2017	13.412089	13.776620	2.72%	465,428
2016	13.054799	13.412089	2.74%	597,445
2015	13.193565	13.054799	-1.05%	635,343
2014	12.805204	13.193565	3.03%	754,580
2013	13.244127	12.805204	-3.31%	786,095
2012	12.679325	13.244127	4.45%	922,870
2011	11.965032	12.679325	5.97%	925,175
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.194394	4.487479	-37.63%	170,835
2019	7.040605	7.194394	2.18%	142,469
2018	10.826012	7.040605	-34.97%	140,823
2017	12.549437	10.826012	-13.73%	155,383
2016	9.444604	12.549437	32.87%	196,317
2015	12.284553	9.444604	-23.12%	189,642
2014	13.909130	12.284553	-11.68%	227,861
2013	11.024928	13.909130	26.16%	230,151
2012	11.013328	11.024928	0.11%	240,569
2011	12.266258	11.013328	-10.21%	252,017
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.475243	12.255859	6.80%	28,144
2019	10.620110	11.475243	8.05%	35,394
2018	10.774369	10.620110	-1.43%	39,567
2017	10.463813	10.774369	2.97%	37,760
2016	9.899315	10.463813	5.70%	97,385
2015	10.298033	9.899315	-3.87%	119,177
2014	10.409224	10.298033	-1.07%	148,128
2013	10.360272	10.409224	0.47%	96,475
2012	9.859669	10.360272	5.08%	54,311
2011*	10.000000	9.859669	-1.40%	28,992
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	24.116062	24.564494	1.86%	126,754
2019	19.830685	24.116062	21.61%	149,493
2018	22.738652	19.830685	-12.79%	187,787
2017	19.925061	22.738652	14.12%	235,610
2016	18.864687	19.925061	5.62%	279,908
2015	19.504421	18.864687	-3.28%	320,444
2014	17.981991	19.504421	8.47%	389,341
2013	14.049124	17.981991	27.99%	419,694
2012	12.570889	14.049124	11.76%	453,046
2011	13.356067	12.570889	-5.88%	506,456
104

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	24.956639	29.716420	19.07%	86,872
2019	20.068657	24.956639	24.36%	118,947
2018	21.683849	20.068657	-7.45%	142,419
2017	17.633281	21.683849	22.97%	154,145
2016	18.415481	17.633281	-4.25%	167,242
2015	18.036445	18.415481	2.10%	185,713
2014	18.091939	18.036445	-0.31%	199,634
2013	15.366485	18.091939	17.74%	223,778
2012	13.181820	15.366485	16.57%	235,692
2011	14.402926	13.181820	-8.48%	242,565
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.915760	9.828474	-0.88%	549,606
2019	9.860676	9.915760	0.56%	612,410
2018	9.836254	9.860676	0.25%	656,150
2017	9.902415	9.836254	-0.67%	910,358
2016	10.014546	9.902415	-1.12%	835,368
2015	10.139282	10.014546	-1.23%	944,659
2014	10.265578	10.139282	-1.23%	1,008,074
2013	10.393445	10.265578	-1.23%	1,057,338
2012	10.523259	10.393445	-1.23%	907,110
2011	10.653963	10.523259	-1.23%	962,285
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	37.815599	48.750858	28.92%	201,146
2019	28.036648	37.815599	34.88%	234,585
2018	27.759685	28.036648	1.00%	285,276
2017	21.733516	27.759685	27.73%	404,974
2016	21.741691	21.733516	-0.04%	495,251
2015	20.544140	21.741691	5.83%	587,973
2014	18.606515	20.544140	10.41%	583,191
2013	13.807797	18.606515	34.75%	576,798
2012	12.402370	13.807797	11.33%	628,776
2011	12.297895	12.402370	0.85%	663,805
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	24.432982	25.581915	4.70%	159,457
2019	22.251699	24.432982	9.80%	185,286
2018	23.021807	22.251699	-3.35%	213,956
2017	21.852948	23.021807	5.35%	259,152
2016	19.045898	21.852948	14.74%	313,700
2015	20.628905	19.045898	-7.67%	345,187
2014	20.499582	20.628905	0.63%	412,361
2013	18.786577	20.499582	9.12%	438,421
2012	16.035713	18.786577	17.15%	500,125
2011	15.426792	16.035713	3.95%	495,885
105

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.984739	21.153182	5.85%	107,750
2019	17.050181	19.984739	17.21%	131,139
2018	21.009717	17.050181	-18.85%	154,269
2017	17.274767	21.009717	21.62%	150,993
2016	17.305376	17.274767	-0.18%	170,939
2015	17.690288	17.305376	-2.18%	179,436
2014	17.659346	17.690288	0.18%	208,195
2013	14.316255	17.659346	23.35%	208,810
2012	12.792947	14.316255	11.91%	202,244
2011	15.043446	12.792947	-14.96%	227,718
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.415446	10.710922	2.84%	69,237
2019	10.119346	10.415446	2.93%	85,122
2018	10.168750	10.119346	-0.49%	67,959
2017	10.154749	10.168750	0.14%	75,110
2016	10.087172	10.154749	0.67%	126,360
2015	10.126580	10.087172	-0.39%	96,162
2014	10.155740	10.126580	-0.29%	69,844
2013	10.339907	10.155740	-1.78%	77,370
2012	10.129561	10.339907	2.08%	64,463
2011*	10.000000	10.129561	1.30%	23,578
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.600367	58.268216	47.14%	93,288
2019	29.071570	39.600367	36.22%	104,253
2018	29.458823	29.071570	-1.31%	127,459
2017	23.507922	29.458823	25.31%	149,714
2016	22.432763	23.507922	4.79%	183,818
2015	24.110318	22.432763	-6.96%	212,975
2014	22.634322	24.110318	6.52%	257,861
2013	17.639780	22.634322	28.31%	274,138
2012	15.730501	17.639780	12.14%	253,692
2011	16.018904	15.730501	-1.80%	231,236
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	9.049734	7.865049	-13.09%	149,174
2019	8.372560	9.049734	8.09%	170,271
2018	11.045185	8.372560	-24.20%	184,925
2017	10.862159	11.045185	1.68%	215,247
2016	8.883963	10.862159	22.27%	265,941
2015	11.592761	8.883963	-23.37%	307,787
2014	13.499464	11.592761	-14.12%	336,245
2013	12.681023	13.499464	6.45%	352,152
2012	12.604435	12.681023	0.61%	377,068
2011	16.248419	12.604435	-22.43%	388,355
106

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	19.930569	22.772127	14.26%	873,003
2019	16.377221	19.930569	21.70%	988,385
2018	17.324784	16.377221	-5.47%	1,191,092
2017	14.639651	17.324784	18.34%	1,645,750
2016	14.144874	14.639651	3.50%	2,040,168
2015	14.275530	14.144874	-0.92%	2,501,897
2014	13.786426	14.275530	3.55%	2,649,274
2013	10.981618	13.786426	25.54%	2,828,878
2012	9.913080	10.981618	10.78%	3,009,182
2011	10.473174	9.913080	-5.35%	3,359,945
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	15.558460	17.310393	11.26%	1,544,371
2019	13.741439	15.558460	13.22%	1,622,327
2018	14.189779	13.741439	-3.16%	1,925,002
2017	13.002433	14.189779	9.13%	2,227,225
2016	12.802670	13.002433	1.56%	2,529,767
2015	12.906579	12.802670	-0.81%	2,801,025
2014	12.641293	12.906579	2.10%	3,011,155
2013	11.156224	12.641293	13.31%	2,927,666
2012	10.563619	11.156224	5.61%	3,119,488
2011	10.617334	10.563619	-0.51%	2,732,272
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	13.397591	14.429690	7.70%	54,339
2020	11.563802	13.397591	15.86%	47,589
2018	12.199212	11.563802	-5.21%	46,805
2017	10.855230	12.199212	12.38%	15,092
2016	10.796549	10.855230	0.54%	6,130
2015	10.980055	10.796549	-1.67%	11,052
2014	10.717123	10.980055	2.45%	922
2013*	10.000000	10.717123	7.17%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	17.253136	19.481948	12.92%	14,200,664
2019	14.675540	17.253136	17.56%	17,074,122
2018	15.465842	14.675540	-5.11%	21,043,472
2017	13.654449	15.465842	13.27%	25,454,763
2016	13.340538	13.654449	2.35%	28,204,860
2015	13.466513	13.340538	-0.94%	29,861,572
2014	13.082707	13.466513	2.93%	30,821,665
2013	10.964081	13.082707	19.32%	31,809,915
2012	10.137024	10.964081	8.16%	32,071,974
2011	10.417094	10.137024	-2.69%	30,368,338
107

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.901862	15.061688	8.34%	5,977
2020	11.800964	13.901862	17.80%	6,498
2018	12.547429	11.800964	-5.95%	6,902
2017	10.981979	12.547429	14.25%	7,211
2016	10.864267	10.981979	1.08%	0
2015	11.080127	10.864267	-1.95%	0
2014	10.798594	11.080127	2.61%	0
2013*	10.000000	10.798594	7.99%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	18.787191	21.357118	13.68%	18,460,414
2019	15.671432	18.787191	19.88%	21,801,798
2018	16.654846	15.671432	-5.90%	26,863,684
2017	14.449312	16.654846	15.26%	31,850,912
2016	13.999148	14.449312	3.22%	35,368,008
2015	14.167876	13.999148	-1.19%	37,765,623
2014	13.714485	14.167876	3.31%	38,553,236
2013	11.216783	13.714485	22.27%	39,582,373
2012	10.250480	11.216783	9.43%	40,206,015
2011	10.702858	10.250480	-4.23%	37,808,420
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.716069	13.763835	8.24%	19,095
2020	11.207953	12.716069	13.46%	17,856
2018	11.689481	11.207953	-4.12%	27,299
2017	10.583441	11.689481	10.45%	24,722
2016	10.589364	10.583441	-0.06%	15,388
2015	10.779284	10.589364	-1.76%	15,388
2014	10.591601	10.779284	1.77%	15,388
2013*	10.000000	10.591601	5.92%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	16.685153	18.703804	12.10%	4,199,529
2019	14.460379	16.685153	15.39%	4,773,078
2018	15.045657	14.460379	-3.89%	5,690,785
2017	13.510755	15.045657	11.36%	6,734,043
2016	13.269893	13.510755	1.82%	7,866,600
2015	13.393888	13.269893	-0.93%	8,308,478
2014	13.056984	13.393888	2.58%	8,751,379
2013	11.233137	13.056984	16.24%	9,188,055
2012	10.493098	11.233137	7.05%	9,540,061
2011	10.625799	10.493098	-1.25%	8,551,910
108

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	53.694732	71.774455	33.67%	122,015
2019	36.374589	53.694732	47.62%	140,348
2018	38.872714	36.374589	-6.43%	166,969
2017	29.794331	38.872714	30.47%	219,372
2016	29.712236	29.794331	0.28%	279,776
2015	30.980464	29.712236	-4.09%	339,584
2014	30.485350	30.980464	1.62%	364,205
2013	19.740191	30.485350	54.43%	380,410
2012	15.638386	19.740191	26.23%	396,731
2011	16.805220	15.638386	-6.94%	430,519
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	27.749186	26.544863	-4.34%	55,694
2019	22.583634	27.749186	22.87%	62,024
2018	24.220897	22.583634	-6.76%	72,992
2017	23.273067	24.220897	4.07%	92,865
2016	22.602582	23.273067	2.97%	115,937
2015	21.843781	22.602582	3.47%	132,505
2014	16.993720	21.843781	28.54%	172,910
2013	17.016515	16.993720	-0.13%	176,029
2012	14.638791	17.016515	16.24%	172,613
2011	14.116649	14.638791	3.70%	191,047
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	28.665750	30.295946	5.69%	51,293
2019	23.348531	28.665750	22.77%	57,735
2018	26.416104	23.348531	-11.61%	68,588
2017	23.520996	26.416104	12.31%	73,914
2016	18.480885	23.520996	27.27%	90,554
2015	19.821945	18.480885	-6.77%	92,519
2014	18.751494	19.821945	5.71%	118,041
2013	14.220703	18.751494	31.86%	133,505
2012	12.139209	14.220703	17.15%	159,013
2011	14.095185	12.139209	-13.88%	183,781
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	26.303574	35.758179	35.94%	109,172
2019	21.590982	26.303574	21.83%	126,268
2018	22.804083	21.590982	-5.32%	140,968
2017	18.755985	22.804083	21.58%	106,842
2016	18.454798	18.755985	1.63%	123,469
2015	18.343100	18.454798	0.61%	147,215
2014	18.283836	18.343100	0.32%	174,275
2013	12.915112	18.283836	41.57%	184,453
2012	12.436681	12.915112	3.85%	196,375
2011	14.087523	12.436681	-11.72%	215,322
109

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	25.752853	25.935554	0.71%	110,667
2019	20.643558	25.752853	24.75%	131,662
2018	22.537192	20.643558	-8.40%	164,249
2017	20.286906	22.537192	11.09%	192,691
2016	18.483922	20.286906	9.75%	211,508
2015	19.480570	18.483922	-5.12%	232,413
2014	17.781184	19.480570	9.56%	283,140
2013	13.304728	17.781184	33.65%	259,167
2012	11.333636	13.304728	17.39%	287,204
2011	12.382908	11.333636	-8.47%	304,390
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	16.859840	18.782915	11.41%	63,908
2019	13.798566	16.859840	22.19%	67,443
2018	15.331811	13.798566	-10.00%	64,181
2017	13.109346	15.331811	16.95%	59,094
2016	12.126699	13.109346	8.10%	51,790
2015	12.404002	12.126699	-2.24%	55,740
2014	11.964537	12.404002	3.67%	56,021
2013	9.521567	11.964537	25.66%	37,905
2012	8.319333	9.521567	14.45%	37,193
2011	8.769183	8.319333	-5.13%	36,639
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.937824	20.460178	8.04%	304,090
2019	16.626792	18.937824	13.90%	265,969
2018	17.696609	16.626792	-6.05%	306,370
2017	16.125138	17.696609	9.75%	355,240
2016	15.360583	16.125138	4.98%	437,193
2015	15.582083	15.360583	-1.42%	276,061
2014	15.087523	15.582083	3.28%	305,957
2013	13.470237	15.087523	12.01%	321,675
2012	12.470644	13.470237	8.02%	322,415
2011	12.517421	12.470644	-0.37%	314,301
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.069979	25.428585	10.22%	774,478
2019	19.477993	23.069979	18.44%	893,972
2018	21.090608	19.477993	-7.65%	975,745
2017	18.602127	21.090608	13.38%	1,077,946
2016	17.483834	18.602127	6.40%	1,009,683
2015	17.799825	17.483834	-1.78%	731,143
2014	17.132214	17.799825	3.90%	762,290
2013	14.518698	17.132214	18.00%	724,530
2012	13.098350	14.518698	10.84%	707,058
2011	13.389091	13.098350	-2.17%	577,601
110

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.311263	14.027568	5.38%	478,035
2019	12.306582	13.311263	8.16%	352,765
2018	12.692097	12.306582	-3.04%	373,735
2017	12.161235	12.692097	4.37%	400,108
2016	11.811161	12.161235	2.96%	456,662
2015	11.929084	11.811161	-0.99%	395,637
2014	11.627728	11.929084	2.59%	379,846
2013	11.232205	11.627728	3.52%	457,676
2012	10.814983	11.232205	3.86%	445,989
2011	10.639749	10.814983	1.65%	372,569
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.601822	13.011783	3.25%	40,278
2020	11.293388	12.601822	11.59%	12,548
2018	12.118886	11.293388	-6.81%	17,451
2017	10.761871	12.118886	12.61%	16,214
2016	10.309298	10.761871	4.39%	12,217
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.195435	13.855054	5.00%	107,110
2020	11.594500	13.195435	13.81%	109,821
2018	12.498795	11.594500	-7.24%	147,603
2017	10.821004	12.498795	15.50%	60,208
2016	10.245467	10.821004	5.62%	47,228
2015	10.802397	10.245467	-5.16%	35,315
2014	10.752716	10.802397	0.46%	33,321
2013*	10.000000	10.752716	7.53%	9,005
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	15.917268	17.344301	8.97%	854,062
2019	13.689535	15.917268	16.27%	982,436
2018	14.698663	13.689535	-6.87%	1,144,345
2017	13.180399	14.698663	11.52%	1,414,558
2016	12.456981	13.180399	5.81%	1,528,564
2015	12.657027	12.456981	-1.58%	1,549,969
2014	12.185878	12.657027	3.87%	1,709,266
2013	10.580792	12.185878	15.17%	1,777,378
2012	9.669564	10.580792	9.42%	1,888,543
2011	9.795671	9.669564	-1.29%	1,961,675
111

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.667653	18.488524	10.92%	875,473
2019	13.854457	16.667653	20.31%	1,006,526
2018	15.205707	13.854457	-8.89%	1,247,044
2017	13.196622	15.205707	15.22%	1,633,719
2016	12.318431	13.196622	7.13%	1,980,194
2015	12.566073	12.318431	-1.97%	2,284,961
2014	12.124145	12.566073	3.65%	2,409,730
2013	10.032548	12.124145	20.85%	2,503,431
2012	8.930924	10.032548	12.33%	2,714,594
2011	9.240236	8.930924	-3.35%	2,956,934
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.780649	15.844210	7.20%	323,902
2019	13.189406	14.780649	12.06%	346,827
2018	13.875077	13.189406	-4.94%	448,883
2017	12.865182	13.875077	7.85%	586,767
2016	12.324717	12.865182	4.39%	634,516
2015	12.484543	12.324717	-1.28%	675,941
2014	12.070501	12.484543	3.43%	712,643
2013	11.062292	12.070501	9.11%	792,026
2012	10.368999	11.062292	6.69%	835,700
2011	10.287778	10.368999	0.79%	808,824
112

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	19.101862	20.948045	9.66%	0
2019	16.288354	19.101862	17.27%	0
2018	17.891038	16.288354	-8.96%	0
2017	15.706210	17.891038	13.91%	0
2016	16.737931	15.706210	-6.16%	0
2015	18.964217	16.737931	-11.74%	0
2014	20.787744	18.964217	-8.77%	0
2013	17.250613	20.787744	20.50%	0
2012	15.032248	17.250613	14.76%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	16.351778	17.969418	9.89%	0
2019	13.907444	16.351778	17.58%	0
2018	14.928623	13.907444	-6.84%	0
2017	13.918036	14.928623	7.26%	0
2016	14.163922	13.918036	-1.74%	0
2015	14.756220	14.163922	-4.01%	0
2014	14.244227	14.756220	3.59%	0
2013	11.957597	14.244227	19.12%	0
2012	11.112892	11.957597	7.60%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	22.064789	25.820497	17.02%	0
2019	17.478258	22.064789	26.24%	0
2018	19.011467	17.478258	-8.06%	0
2017	16.346954	19.011467	16.30%	0
2016	16.361689	16.346954	-0.09%	0
2015	17.109206	16.361689	-4.37%	0
2014	16.198835	17.109206	5.62%	0
2013	12.599002	16.198835	28.57%	0
2012	11.031932	12.599002	14.20%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	10.050258	10.739814	6.86%	0
2019	9.303386	10.050258	8.03%	0
2018	9.850311	9.303386	-5.55%	0
2017	9.832924	9.850311	0.18%	0
2016	9.813773	9.832924	0.20%	0
2015	10.170437	9.813773	-3.51%	0
2014	10.122166	10.170437	0.48%	0
2013	10.735511	10.122166	-5.71%	0
2012	10.539827	10.735511	1.86%	0
113

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.102021	3.103114	-39.18%	0
2019	5.119921	5.102021	-0.35%	0
2018	8.074486	5.119921	-36.59%	0
2017	9.597446	8.074486	-15.87%	0
2016	7.406333	9.597446	29.58%	0
2015	9.879045	7.406333	-25.03%	0
2014	11.470585	9.879045	-13.87%	0
2013	9.323235	11.470585	23.03%	0
2012	9.551019	9.323235	-2.38%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	9.230292	9.613656	4.15%	0
2019	8.759734	9.230292	5.37%	0
2018	9.114337	8.759734	-3.89%	0
2017	9.076160	9.114337	0.42%	0
2016	8.804321	9.076160	3.09%	0
2015	9.392008	8.804321	-6.26%	0
2014	9.734975	9.392008	-3.52%	0
2013	9.935689	9.734975	-2.02%	0
2012	9.696785	9.935689	2.46%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	15.421199	15.318130	-0.67%	0
2019	13.003386	15.421199	18.59%	0
2018	15.292013	13.003386	-14.97%	0
2017	13.739607	15.292013	11.30%	0
2016	13.338391	13.739607	3.01%	0
2015	14.141655	13.338391	-5.68%	0
2014	13.369533	14.141655	5.78%	0
2013	10.711041	13.369533	24.82%	0
2012	9.828411	10.711041	8.98%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	16.040508	18.625983	16.12%	0
2019	13.226917	16.040508	21.27%	0
2018	14.657360	13.226917	-9.76%	0
2017	12.221482	14.657360	19.93%	0
2016	13.087497	12.221482	-6.62%	0
2015	13.144295	13.087497	-0.43%	0
2014	13.520305	13.144295	-2.78%	0
2013	11.775501	13.520305	14.82%	0
2012	10.358881	11.775501	13.68%	0
114

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	6.852917	6.624057	-3.34%	0
2019	6.988224	6.852917	-1.94%	0
2018	7.149251	6.988224	-2.25%	0
2017	7.379943	7.149251	-3.13%	0
2016	7.652876	7.379943	-3.57%	0
2015	7.945331	7.652876	-3.68%	0
2014	8.248947	7.945331	-3.68%	0
2013	8.564174	8.248947	-3.68%	0
2012	8.892361	8.564174	-3.69%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	26.631157	33.480930	25.72%	0
2019	20.246591	26.631157	31.53%	0
2018	20.559676	20.246591	-1.52%	0
2017	16.504473	20.559676	24.57%	0
2016	16.929575	16.504473	-2.51%	0
2015	16.404088	16.929575	3.20%	0
2014	15.234883	16.404088	7.67%	0
2013	11.593156	15.234883	31.41%	0
2012	10.678664	11.593156	8.56%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	15.478457	15.804234	2.10%	0
2019	14.455111	15.478457	7.08%	0
2018	15.338015	14.455111	-5.76%	0
2017	14.928554	15.338015	2.74%	0
2016	13.340862	14.928554	11.90%	0
2015	14.817442	13.340862	-9.97%	0
2014	15.099113	14.817442	-1.87%	0
2013	14.189287	15.099113	6.41%	0
2012	12.420372	14.189287	14.24%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	11.906446	12.289910	3.22%	0
2019	10.416475	11.906446	14.30%	0
2018	13.164273	10.416475	-20.87%	0
2017	11.098436	13.164273	18.61%	0
2016	11.400178	11.098436	-2.65%	0
2015	11.950375	11.400178	-4.60%	0
2014	12.233056	11.950375	-2.31%	0
2013	10.169301	12.233056	20.29%	0
2012	9.318976	10.169301	9.12%	0
115

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	8.377818	8.401777	0.29%	0
2019	8.346709	8.377818	0.37%	0
2018	8.602022	8.346709	-2.97%	0
2017	8.808113	8.602022	-2.34%	0
2016	8.971467	8.808113	-1.82%	0
2015	9.235645	8.971467	-2.86%	0
2014	9.497887	9.235645	-2.76%	0
2013	9.916173	9.497887	-4.22%	0
2012	9.962244	9.916173	-0.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	27.452300	39.392402	43.49%	0
2019	20.665947	27.452300	32.84%	0
2018	21.477249	20.665947	-3.78%	0
2017	17.573139	21.477249	22.22%	0
2016	17.194915	17.573139	2.20%	0
2015	18.951205	17.194915	-9.27%	0
2014	18.243710	18.951205	3.88%	0
2013	14.579449	18.243710	25.13%	0
2012	13.333013	14.579449	9.35%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	6.272038	5.315505	-15.25%	0
2019	5.950288	6.272038	5.41%	0
2018	8.050776	5.950288	-26.09%	0
2017	8.118198	8.050776	-0.83%	0
2016	6.808220	8.118198	19.24%	0
2015	9.110614	6.808220	-25.27%	0
2014	10.879451	9.110614	-16.26%	0
2013	10.479966	10.879451	3.81%	0
2012	10.682506	10.479966	-1.90%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	14.803987	16.495111	11.42%	0
2019	12.474043	14.803987	18.68%	0
2018	13.533533	12.474043	-7.83%	0
2017	11.725941	13.533533	15.42%	0
2016	11.617079	11.725941	0.94%	0
2015	12.022743	11.617079	-3.37%	0
2014	11.906267	12.022743	0.98%	0
2013	9.725084	11.906267	22.43%	0
2012	9.002657	9.725084	8.02%	0
116

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	11.556694	12.539122	8.50%	0
2019	10.466655	11.556694	10.41%	0
2018	11.084722	10.466655	-5.58%	0
2017	10.414797	11.084722	6.43%	0
2016	10.514959	10.414797	-0.95%	0
2015	10.870029	10.514959	-3.27%	0
2014	10.917499	10.870029	-0.43%	0
2013	9.879973	10.917499	10.50%	0
2012	9.593746	9.879973	2.98%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	10.100221	11.411657	12.98%	0
2020	11.411657	11.985931	5.03%	0
2018	10.927921	10.100221	-7.57%	0
2017	9.970586	10.927921	9.60%	0
2016	10.168278	9.970586	-1.94%	0
2015	10.604256	10.168278	-4.11%	0
2014	10.613688	10.604256	-0.09%	0
2013*	10.000000	10.613688	6.14%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	12.815328	14.111953	10.12%	0
2019	11.177987	12.815328	14.65%	0
2018	12.081447	11.177987	-7.48%	0
2017	10.936922	12.081447	10.46%	0
2016	10.956582	10.936922	-0.18%	0
2015	11.341473	10.956582	-3.39%	0
2014	11.298579	11.341473	0.38%	0
2013	9.709639	11.298579	16.36%	0
2012	9.206145	9.709639	5.47%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	10.307376	11.841191	14.88%	0
2020	11.841191	12.510927	5.66%	0
2018	11.239881	10.307376	-8.30%	0
2017	10.087014	11.239881	11.43%	0
2016	10.232063	10.087014	-1.42%	0
2015	10.700911	10.232063	-4.38%	0
2014	10.694383	10.700911	0.06%	0
2013*	10.000000	10.694383	6.94%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	13.954702	15.470145	10.86%	0
2019	11.936460	13.954702	16.91%	0
2018	13.010196	11.936460	-8.25%	0
2017	11.573512	13.010196	12.41%	0
2016	11.497428	11.573512	0.66%	0
2015	11.932108	11.497428	-3.64%	0
2014	11.844161	11.932108	0.74%	0
2013	9.933399	11.844161	19.24%	0
2012	9.309142	9.933399	6.71%	0
117

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	9.789433	10.831177	10.64%	0
2020	10.831177	11.432864	5.56%	0
2018	10.471308	9.789433	-6.51%	0
2017	9.720944	10.471308	7.72%	0
2016	9.973164	9.720944	-2.53%	0
2015	10.410356	9.973164	-4.20%	0
2014	10.489370	10.410356	-0.75%	0
2013*	10.000000	10.489370	4.89%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	12.393523	13.548388	9.32%	0
2019	11.014176	12.393523	12.52%	0
2018	11.753255	11.014176	-6.29%	0
2017	10.821889	11.753255	8.61%	0
2016	10.898638	10.821889	-0.70%	0
2015	11.280391	10.898638	-3.38%	0
2014	11.276451	11.280391	0.03%	0
2013	9.948022	11.276451	13.35%	0
2012	9.529631	9.948022	4.39%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	34.988700	45.610674	30.36%	0
2019	24.305148	34.988700	43.96%	0
2018	26.639333	24.305148	-8.76%	0
2017	20.935418	26.639333	27.25%	0
2016	21.407462	20.935418	-2.21%	0
2015	22.889341	21.407462	-6.47%	0
2014	23.096713	22.889341	-0.90%	0
2013	15.335772	23.096713	50.61%	0
2012	12.458877	15.335772	23.09%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	16.424937	15.321826	-6.72%	0
2019	13.707420	16.424937	19.83%	0
2018	15.077607	13.707420	-9.09%	0
2017	14.854976	15.077607	1.50%	0
2016	14.792662	14.854976	0.42%	0
2015	14.659652	14.792662	0.91%	0
2014	11.694528	14.659652	25.35%	0
2013	12.008229	11.694528	-2.61%	0
2012	10.593671	12.008229	13.35%	0
118

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	18.683649	19.256165	3.06%	0
2019	15.605125	18.683649	19.73%	0
2018	18.107534	15.605125	-13.82%	0
2017	16.531990	18.107534	9.53%	0
2016	13.318855	16.531990	24.12%	0
2015	14.648978	13.318855	-9.08%	0
2014	14.210507	14.648978	3.09%	0
2013	11.050866	14.210507	28.59%	0
2012	9.673843	11.050866	14.23%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	16.927842	22.441839	32.57%	0
2019	14.248584	16.927842	18.80%	0
2018	15.434524	14.248584	-7.68%	0
2017	13.016520	15.434524	18.58%	0
2016	13.132413	13.016520	-0.88%	0
2015	13.385070	13.132413	-1.89%	0
2014	13.681471	13.385070	-2.17%	0
2013	9.909741	13.681471	38.06%	0
2012	9.786069	9.909741	1.26%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	16.256813	15.965884	-1.79%	0
2019	13.362928	16.256813	21.66%	0
2018	14.962101	13.362928	-10.69%	0
2017	13.809638	14.962101	8.35%	0
2016	12.901544	13.809638	7.04%	0
2015	13.943286	12.901544	-7.47%	0
2014	13.050776	13.943286	6.84%	0
2013	10.013403	13.050776	30.33%	0
2012	8.747402	10.013403	14.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	12.263437	13.323323	8.64%	0
2019	10.292026	12.263437	19.15%	0
2018	11.728431	10.292026	-12.25%	0
2017	10.282568	11.728431	14.06%	0
2016	9.753063	10.282568	5.43%	0
2015	10.229962	9.753063	-4.66%	0
2014	10.118587	10.229962	1.10%	0
2013	8.257251	10.118587	22.54%	0
2012	7.398597	8.257251	11.61%	0
119

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	14.486052	15.262335	5.36%	0
2019	13.041774	14.486052	11.07%	0
2018	14.236177	13.041774	-8.39%	0
2017	13.300981	14.236177	7.03%	0
2016	12.991733	13.300981	2.38%	0
2015	13.514402	12.991733	-3.87%	0
2014	13.418374	13.514402	0.72%	0
2013	12.284717	13.418374	9.23%	0
2012	11.663142	12.284717	5.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	17.647069	18.968786	7.49%	0
2019	15.278390	17.647069	15.50%	0
2018	16.966789	15.278390	-9.95%	0
2017	15.344348	16.966789	10.57%	0
2016	14.787702	15.344348	3.76%	0
2015	15.438053	14.787702	-4.21%	0
2014	15.237068	15.438053	1.32%	0
2013	13.241008	15.237068	15.07%	0
2012	12.250281	13.241008	8.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	9.682820	9.950763	2.77%	0
2019	9.179717	9.682820	5.48%	0
2018	9.709513	9.179717	-5.46%	0
2017	9.539401	9.709513	1.78%	0
2016	9.499832	9.539401	0.42%	0
2015	9.838802	9.499832	-3.45%	0
2014	9.834239	9.838802	0.05%	0
2013	9.741397	9.834239	0.95%	0
2012	9.618795	9.741397	1.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	9.794400	10.658047	8.82%	0
2020	10.658047	10.731770	0.69%	0
2018	10.779354	9.794400	-9.14%	0
2017	9.815073	10.779354	9.82%	0
2016	9.640805	9.815073	1.81%	0
2015	10.346648	9.640805	-6.82%	0
2014	10.486676	10.346648	-1.34%	0
2013*	10.000000	10.486676	4.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.055558	11.160127	10.98%	0
2020	11.160127	11.427318	2.39%	0
2018	11.117276	10.055558	-9.55%	0
2017	9.868967	11.117276	12.65%	0
2016	9.581074	9.868967	3.00%	0
2015	10.358979	9.581074	-7.51%	0
2014	10.573718	10.358979	-2.03%	0
2013*	10.000000	10.573718	5.74%	0
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Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	11.578280	12.303370	6.26%	0
2019	10.211098	11.578280	13.39%	0
2018	11.244433	10.211098	-9.19%	0
2017	10.338656	11.244433	8.76%	0
2016	10.019068	10.338656	3.19%	0
2015	10.438995	10.019068	-4.02%	0
2014	10.306099	10.438995	1.29%	0
2013	9.176187	10.306099	12.31%	0
2012	8.599774	9.176187	6.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.123878	13.114771	8.17%	0
2019	10.333916	12.123878	17.32%	0
2018	11.632138	10.333916	-11.16%	0
2017	10.351185	11.632138	12.37%	0
2016	9.907430	10.351185	4.48%	0
2015	10.363774	9.907430	-4.40%	0
2014	10.253702	10.363774	1.07%	0
2013	8.700537	10.253702	17.85%	0
2012	7.942662	8.700537	9.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	10.751597	11.239363	4.54%	0
2019	9.838150	10.751597	9.28%	0
2018	10.614471	9.838150	-7.31%	0
2017	10.091510	10.614471	5.18%	0
2016	9.912794	10.091510	1.80%	0
2015	10.296835	9.912794	-3.73%	0
2014	10.208624	10.296835	0.86%	0
2013	9.593923	10.208624	6.41%	0
2012	9.221992	9.593923	4.03%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
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When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
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Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
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Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
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If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
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(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
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•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Waddell & Reed Advisors Select Preferred AnnuitySM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-12
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained by writing to the Service Center at P.O. Box 182021, Columbus, Ohio 43213-2021, or calling 1-866-221-1100, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-12 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.22% of the Contract Value for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-12 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.201344	35.087281	12.45%	239,002
2019	25.945785	31.201344	20.26%	287,991
2018	27.787438	25.945785	-6.63%	393,946
2017	23.790883	27.787438	16.80%	515,376
2016	24.726230	23.790883	-3.78%	612,226
2015	27.319466	24.726230	-9.49%	797,348
2014	29.202876	27.319466	-6.45%	998,735
2013	23.633012	29.202876	23.57%	1,061,981
2012	20.081925	23.633012	17.68%	1,112,363
2011	21.914795	20.081925	-8.36%	1,133,703
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	24.838194	27.989544	12.69%	179,371
2019	20.601281	24.838194	20.57%	204,237
2018	21.562132	20.601281	-4.46%	243,420
2017	19.605341	21.562132	9.98%	267,571
2016	19.457997	19.605341	0.76%	294,975
2015	19.768593	19.457997	-1.57%	347,715
2014	18.609211	19.768593	6.23%	357,244
2013	15.234472	18.609211	22.15%	330,603
2012	13.806216	15.234472	10.35%	312,751
2011	13.532236	13.806216	2.02%	264,243
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	34.788815	41.745752	20.00%	167,514
2019	26.873807	34.788815	29.45%	203,618
2018	28.501589	26.873807	-5.71%	263,616
2017	23.901029	28.501589	19.25%	356,392
2016	23.330594	23.901029	2.45%	429,911
2015	23.791014	23.330594	-1.94%	510,625
2014	21.966202	23.791014	8.31%	553,997
2013	16.661065	21.966202	31.84%	557,857
2012	14.226068	16.661065	17.12%	572,518
2011	14.170179	14.226068	0.39%	578,983

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.782497	16.198463	9.58%	295,201
2019	13.344577	14.782497	10.78%	335,389
2018	13.776620	13.344577	-3.14%	381,058
2017	13.412089	13.776620	2.72%	465,428
2016	13.054799	13.412089	2.74%	597,445
2015	13.193565	13.054799	-1.05%	635,343
2014	12.805204	13.193565	3.03%	754,580
2013	13.244127	12.805204	-3.31%	786,095
2012	12.679325	13.244127	4.45%	922,870
2011	11.965032	12.679325	5.97%	925,175
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.194394	4.487479	-37.63%	170,835
2019	7.040605	7.194394	2.18%	142,469
2018	10.826012	7.040605	-34.97%	140,823
2017	12.549437	10.826012	-13.73%	155,383
2016	9.444604	12.549437	32.87%	196,317
2015	12.284553	9.444604	-23.12%	189,642
2014	13.909130	12.284553	-11.68%	227,861
2013	11.024928	13.909130	26.16%	230,151
2012	11.013328	11.024928	0.11%	240,569
2011	12.266258	11.013328	-10.21%	252,017
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.475243	12.255859	6.80%	28,144
2019	10.620110	11.475243	8.05%	35,394
2018	10.774369	10.620110	-1.43%	39,567
2017	10.463813	10.774369	2.97%	37,760
2016	9.899315	10.463813	5.70%	97,385
2015	10.298033	9.899315	-3.87%	119,177
2014	10.409224	10.298033	-1.07%	148,128
2013	10.360272	10.409224	0.47%	96,475
2012	9.859669	10.360272	5.08%	54,311
2011*	10.000000	9.859669	-1.40%	28,992
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	24.116062	24.564494	1.86%	126,754
2019	19.830685	24.116062	21.61%	149,493
2018	22.738652	19.830685	-12.79%	187,787
2017	19.925061	22.738652	14.12%	235,610
2016	18.864687	19.925061	5.62%	279,908
2015	19.504421	18.864687	-3.28%	320,444
2014	17.981991	19.504421	8.47%	389,341
2013	14.049124	17.981991	27.99%	419,694
2012	12.570889	14.049124	11.76%	453,046
2011	13.356067	12.570889	-5.88%	506,456

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	24.956639	29.716420	19.07%	86,872
2019	20.068657	24.956639	24.36%	118,947
2018	21.683849	20.068657	-7.45%	142,419
2017	17.633281	21.683849	22.97%	154,145
2016	18.415481	17.633281	-4.25%	167,242
2015	18.036445	18.415481	2.10%	185,713
2014	18.091939	18.036445	-0.31%	199,634
2013	15.366485	18.091939	17.74%	223,778
2012	13.181820	15.366485	16.57%	235,692
2011	14.402926	13.181820	-8.48%	242,565
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.915760	9.828474	-0.88%	549,606
2019	9.860676	9.915760	0.56%	612,410
2018	9.836254	9.860676	0.25%	656,150
2017	9.902415	9.836254	-0.67%	910,358
2016	10.014546	9.902415	-1.12%	835,368
2015	10.139282	10.014546	-1.23%	944,659
2014	10.265578	10.139282	-1.23%	1,008,074
2013	10.393445	10.265578	-1.23%	1,057,338
2012	10.523259	10.393445	-1.23%	907,110
2011	10.653963	10.523259	-1.23%	962,285
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	37.815599	48.750858	28.92%	201,146
2019	28.036648	37.815599	34.88%	234,585
2018	27.759685	28.036648	1.00%	285,276
2017	21.733516	27.759685	27.73%	404,974
2016	21.741691	21.733516	-0.04%	495,251
2015	20.544140	21.741691	5.83%	587,973
2014	18.606515	20.544140	10.41%	583,191
2013	13.807797	18.606515	34.75%	576,798
2012	12.402370	13.807797	11.33%	628,776
2011	12.297895	12.402370	0.85%	663,805
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	24.432982	25.581915	4.70%	159,457
2019	22.251699	24.432982	9.80%	185,286
2018	23.021807	22.251699	-3.35%	213,956
2017	21.852948	23.021807	5.35%	259,152
2016	19.045898	21.852948	14.74%	313,700
2015	20.628905	19.045898	-7.67%	345,187
2014	20.499582	20.628905	0.63%	412,361
2013	18.786577	20.499582	9.12%	438,421
2012	16.035713	18.786577	17.15%	500,125
2011	15.426792	16.035713	3.95%	495,885

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.984739	21.153182	5.85%	107,750
2019	17.050181	19.984739	17.21%	131,139
2018	21.009717	17.050181	-18.85%	154,269
2017	17.274767	21.009717	21.62%	150,993
2016	17.305376	17.274767	-0.18%	170,939
2015	17.690288	17.305376	-2.18%	179,436
2014	17.659346	17.690288	0.18%	208,195
2013	14.316255	17.659346	23.35%	208,810
2012	12.792947	14.316255	11.91%	202,244
2011	15.043446	12.792947	-14.96%	227,718
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.415446	10.710922	2.84%	69,237
2019	10.119346	10.415446	2.93%	85,122
2018	10.168750	10.119346	-0.49%	67,959
2017	10.154749	10.168750	0.14%	75,110
2016	10.087172	10.154749	0.67%	126,360
2015	10.126580	10.087172	-0.39%	96,162
2014	10.155740	10.126580	-0.29%	69,844
2013	10.339907	10.155740	-1.78%	77,370
2012	10.129561	10.339907	2.08%	64,463
2011*	10.000000	10.129561	1.30%	23,578
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.600367	58.268216	47.14%	93,288
2019	29.071570	39.600367	36.22%	104,253
2018	29.458823	29.071570	-1.31%	127,459
2017	23.507922	29.458823	25.31%	149,714
2016	22.432763	23.507922	4.79%	183,818
2015	24.110318	22.432763	-6.96%	212,975
2014	22.634322	24.110318	6.52%	257,861
2013	17.639780	22.634322	28.31%	274,138
2012	15.730501	17.639780	12.14%	253,692
2011	16.018904	15.730501	-1.80%	231,236
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	9.049734	7.865049	-13.09%	149,174
2019	8.372560	9.049734	8.09%	170,271
2018	11.045185	8.372560	-24.20%	184,925
2017	10.862159	11.045185	1.68%	215,247
2016	8.883963	10.862159	22.27%	265,941
2015	11.592761	8.883963	-23.37%	307,787
2014	13.499464	11.592761	-14.12%	336,245
2013	12.681023	13.499464	6.45%	352,152
2012	12.604435	12.681023	0.61%	377,068
2011	16.248419	12.604435	-22.43%	388,355

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	19.930569	22.772127	14.26%	873,003
2019	16.377221	19.930569	21.70%	988,385
2018	17.324784	16.377221	-5.47%	1,191,092
2017	14.639651	17.324784	18.34%	1,645,750
2016	14.144874	14.639651	3.50%	2,040,168
2015	14.275530	14.144874	-0.92%	2,501,897
2014	13.786426	14.275530	3.55%	2,649,274
2013	10.981618	13.786426	25.54%	2,828,878
2012	9.913080	10.981618	10.78%	3,009,182
2011	10.473174	9.913080	-5.35%	3,359,945
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	15.558460	17.310393	11.26%	1,544,371
2019	13.741439	15.558460	13.22%	1,622,327
2018	14.189779	13.741439	-3.16%	1,925,002
2017	13.002433	14.189779	9.13%	2,227,225
2016	12.802670	13.002433	1.56%	2,529,767
2015	12.906579	12.802670	-0.81%	2,801,025
2014	12.641293	12.906579	2.10%	3,011,155
2013	11.156224	12.641293	13.31%	2,927,666
2012	10.563619	11.156224	5.61%	3,119,488
2011	10.617334	10.563619	-0.51%	2,732,272
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	13.397591	14.429690	7.70%	54,339
2020	11.563802	13.397591	15.86%	47,589
2018	12.199212	11.563802	-5.21%	46,805
2017	10.855230	12.199212	12.38%	15,092
2016	10.796549	10.855230	0.54%	6,130
2015	10.980055	10.796549	-1.67%	11,052
2014	10.717123	10.980055	2.45%	922
2013*	10.000000	10.717123	7.17%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	17.253136	19.481948	12.92%	14,200,664
2019	14.675540	17.253136	17.56%	17,074,122
2018	15.465842	14.675540	-5.11%	21,043,472
2017	13.654449	15.465842	13.27%	25,454,763
2016	13.340538	13.654449	2.35%	28,204,860
2015	13.466513	13.340538	-0.94%	29,861,572
2014	13.082707	13.466513	2.93%	30,821,665
2013	10.964081	13.082707	19.32%	31,809,915
2012	10.137024	10.964081	8.16%	32,071,974
2011	10.417094	10.137024	-2.69%	30,368,338

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.901862	15.061688	8.34%	5,977
2020	11.800964	13.901862	17.80%	6,498
2018	12.547429	11.800964	-5.95%	6,902
2017	10.981979	12.547429	14.25%	7,211
2016	10.864267	10.981979	1.08%	0
2015	11.080127	10.864267	-1.95%	0
2014	10.798594	11.080127	2.61%	0
2013*	10.000000	10.798594	7.99%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	18.787191	21.357118	13.68%	18,460,414
2019	15.671432	18.787191	19.88%	21,801,798
2018	16.654846	15.671432	-5.90%	26,863,684
2017	14.449312	16.654846	15.26%	31,850,912
2016	13.999148	14.449312	3.22%	35,368,008
2015	14.167876	13.999148	-1.19%	37,765,623
2014	13.714485	14.167876	3.31%	38,553,236
2013	11.216783	13.714485	22.27%	39,582,373
2012	10.250480	11.216783	9.43%	40,206,015
2011	10.702858	10.250480	-4.23%	37,808,420
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.716069	13.763835	8.24%	19,095
2020	11.207953	12.716069	13.46%	17,856
2018	11.689481	11.207953	-4.12%	27,299
2017	10.583441	11.689481	10.45%	24,722
2016	10.589364	10.583441	-0.06%	15,388
2015	10.779284	10.589364	-1.76%	15,388
2014	10.591601	10.779284	1.77%	15,388
2013*	10.000000	10.591601	5.92%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	16.685153	18.703804	12.10%	4,199,529
2019	14.460379	16.685153	15.39%	4,773,078
2018	15.045657	14.460379	-3.89%	5,690,785
2017	13.510755	15.045657	11.36%	6,734,043
2016	13.269893	13.510755	1.82%	7,866,600
2015	13.393888	13.269893	-0.93%	8,308,478
2014	13.056984	13.393888	2.58%	8,751,379
2013	11.233137	13.056984	16.24%	9,188,055
2012	10.493098	11.233137	7.05%	9,540,061
2011	10.625799	10.493098	-1.25%	8,551,910

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	53.694732	71.774455	33.67%	122,015
2019	36.374589	53.694732	47.62%	140,348
2018	38.872714	36.374589	-6.43%	166,969
2017	29.794331	38.872714	30.47%	219,372
2016	29.712236	29.794331	0.28%	279,776
2015	30.980464	29.712236	-4.09%	339,584
2014	30.485350	30.980464	1.62%	364,205
2013	19.740191	30.485350	54.43%	380,410
2012	15.638386	19.740191	26.23%	396,731
2011	16.805220	15.638386	-6.94%	430,519
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	27.749186	26.544863	-4.34%	55,694
2019	22.583634	27.749186	22.87%	62,024
2018	24.220897	22.583634	-6.76%	72,992
2017	23.273067	24.220897	4.07%	92,865
2016	22.602582	23.273067	2.97%	115,937
2015	21.843781	22.602582	3.47%	132,505
2014	16.993720	21.843781	28.54%	172,910
2013	17.016515	16.993720	-0.13%	176,029
2012	14.638791	17.016515	16.24%	172,613
2011	14.116649	14.638791	3.70%	191,047
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	28.665750	30.295946	5.69%	51,293
2019	23.348531	28.665750	22.77%	57,735
2018	26.416104	23.348531	-11.61%	68,588
2017	23.520996	26.416104	12.31%	73,914
2016	18.480885	23.520996	27.27%	90,554
2015	19.821945	18.480885	-6.77%	92,519
2014	18.751494	19.821945	5.71%	118,041
2013	14.220703	18.751494	31.86%	133,505
2012	12.139209	14.220703	17.15%	159,013
2011	14.095185	12.139209	-13.88%	183,781
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	26.303574	35.758179	35.94%	109,172
2019	21.590982	26.303574	21.83%	126,268
2018	22.804083	21.590982	-5.32%	140,968
2017	18.755985	22.804083	21.58%	106,842
2016	18.454798	18.755985	1.63%	123,469
2015	18.343100	18.454798	0.61%	147,215
2014	18.283836	18.343100	0.32%	174,275
2013	12.915112	18.283836	41.57%	184,453
2012	12.436681	12.915112	3.85%	196,375
2011	14.087523	12.436681	-11.72%	215,322

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	25.752853	25.935554	0.71%	110,667
2019	20.643558	25.752853	24.75%	131,662
2018	22.537192	20.643558	-8.40%	164,249
2017	20.286906	22.537192	11.09%	192,691
2016	18.483922	20.286906	9.75%	211,508
2015	19.480570	18.483922	-5.12%	232,413
2014	17.781184	19.480570	9.56%	283,140
2013	13.304728	17.781184	33.65%	259,167
2012	11.333636	13.304728	17.39%	287,204
2011	12.382908	11.333636	-8.47%	304,390
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	16.859840	18.782915	11.41%	63,908
2019	13.798566	16.859840	22.19%	67,443
2018	15.331811	13.798566	-10.00%	64,181
2017	13.109346	15.331811	16.95%	59,094
2016	12.126699	13.109346	8.10%	51,790
2015	12.404002	12.126699	-2.24%	55,740
2014	11.964537	12.404002	3.67%	56,021
2013	9.521567	11.964537	25.66%	37,905
2012	8.319333	9.521567	14.45%	37,193
2011	8.769183	8.319333	-5.13%	36,639
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.937824	20.460178	8.04%	304,090
2019	16.626792	18.937824	13.90%	265,969
2018	17.696609	16.626792	-6.05%	306,370
2017	16.125138	17.696609	9.75%	355,240
2016	15.360583	16.125138	4.98%	437,193
2015	15.582083	15.360583	-1.42%	276,061
2014	15.087523	15.582083	3.28%	305,957
2013	13.470237	15.087523	12.01%	321,675
2012	12.470644	13.470237	8.02%	322,415
2011	12.517421	12.470644	-0.37%	314,301
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.069979	25.428585	10.22%	774,478
2019	19.477993	23.069979	18.44%	893,972
2018	21.090608	19.477993	-7.65%	975,745
2017	18.602127	21.090608	13.38%	1,077,946
2016	17.483834	18.602127	6.40%	1,009,683
2015	17.799825	17.483834	-1.78%	731,143
2014	17.132214	17.799825	3.90%	762,290
2013	14.518698	17.132214	18.00%	724,530
2012	13.098350	14.518698	10.84%	707,058
2011	13.389091	13.098350	-2.17%	577,601

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.311263	14.027568	5.38%	478,035
2019	12.306582	13.311263	8.16%	352,765
2018	12.692097	12.306582	-3.04%	373,735
2017	12.161235	12.692097	4.37%	400,108
2016	11.811161	12.161235	2.96%	456,662
2015	11.929084	11.811161	-0.99%	395,637
2014	11.627728	11.929084	2.59%	379,846
2013	11.232205	11.627728	3.52%	457,676
2012	10.814983	11.232205	3.86%	445,989
2011	10.639749	10.814983	1.65%	372,569
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.601822	13.011783	3.25%	40,278
2020	11.293388	12.601822	11.59%	12,548
2018	12.118886	11.293388	-6.81%	17,451
2017	10.761871	12.118886	12.61%	16,214
2016	10.309298	10.761871	4.39%	12,217
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.195435	13.855054	5.00%	107,110
2020	11.594500	13.195435	13.81%	109,821
2018	12.498795	11.594500	-7.24%	147,603
2017	10.821004	12.498795	15.50%	60,208
2016	10.245467	10.821004	5.62%	47,228
2015	10.802397	10.245467	-5.16%	35,315
2014	10.752716	10.802397	0.46%	33,321
2013*	10.000000	10.752716	7.53%	9,005
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	15.917268	17.344301	8.97%	854,062
2019	13.689535	15.917268	16.27%	982,436
2018	14.698663	13.689535	-6.87%	1,144,345
2017	13.180399	14.698663	11.52%	1,414,558
2016	12.456981	13.180399	5.81%	1,528,564
2015	12.657027	12.456981	-1.58%	1,549,969
2014	12.185878	12.657027	3.87%	1,709,266
2013	10.580792	12.185878	15.17%	1,777,378
2012	9.669564	10.580792	9.42%	1,888,543
2011	9.795671	9.669564	-1.29%	1,961,675

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.667653	18.488524	10.92%	875,473
2019	13.854457	16.667653	20.31%	1,006,526
2018	15.205707	13.854457	-8.89%	1,247,044
2017	13.196622	15.205707	15.22%	1,633,719
2016	12.318431	13.196622	7.13%	1,980,194
2015	12.566073	12.318431	-1.97%	2,284,961
2014	12.124145	12.566073	3.65%	2,409,730
2013	10.032548	12.124145	20.85%	2,503,431
2012	8.930924	10.032548	12.33%	2,714,594
2011	9.240236	8.930924	-3.35%	2,956,934
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.780649	15.844210	7.20%	323,902
2019	13.189406	14.780649	12.06%	346,827
2018	13.875077	13.189406	-4.94%	448,883
2017	12.865182	13.875077	7.85%	586,767
2016	12.324717	12.865182	4.39%	634,516
2015	12.484543	12.324717	-1.28%	675,941
2014	12.070501	12.484543	3.43%	712,643
2013	11.062292	12.070501	9.11%	792,026
2012	10.368999	11.062292	6.69%	835,700
2011	10.287778	10.368999	0.79%	808,824

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.952182	34.789469	12.40%	68,752
2019	25.751630	30.952182	20.20%	76,213
2018	27.593547	25.751630	-6.68%	98,832
2017	23.636805	27.593547	16.74%	111,899
2016	24.578514	23.636805	-3.83%	131,884
2015	27.170034	24.578514	-9.54%	150,674
2014	29.057857	27.170034	-6.50%	171,943
2013	23.527557	29.057857	23.51%	208,102
2012	20.002457	23.527557	17.62%	208,783
2011	21.839113	20.002457	-8.41%	215,970
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	24.639784	27.751918	12.63%	27,862
2019	20.447068	24.639784	20.51%	31,075
2018	21.411642	20.447068	-4.50%	38,418
2017	19.478350	21.411642	9.93%	46,437
2016	19.341733	19.478350	0.71%	60,379
2015	19.660437	19.341733	-1.62%	63,398
2014	18.516780	19.660437	6.18%	73,245
2013	15.166487	18.516780	22.09%	67,025
2012	13.751574	15.166487	10.29%	65,536
2011	13.485488	13.751574	1.97%	64,086
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	34.511026	41.391449	19.94%	47,724
2019	26.672726	34.511026	29.39%	50,954
2018	28.302740	26.672726	-5.76%	60,183
2017	23.746257	28.302740	19.19%	68,073
2016	23.191223	23.746257	2.39%	71,032
2015	23.660872	23.191223	-1.98%	82,979
2014	21.857115	23.660872	8.25%	90,073
2013	16.586714	21.857115	31.77%	104,817
2012	14.169774	16.586714	17.06%	96,145
2011	14.121250	14.169774	0.34%	103,032
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.664458	16.060988	9.52%	38,582
2019	13.244721	14.664458	10.72%	41,445
2018	13.680492	13.244721	-3.19%	58,769
2017	13.325236	13.680492	2.67%	60,319
2016	12.976821	13.325236	2.68%	62,441
2015	13.121414	12.976821	-1.10%	87,415
2014	12.741631	13.121414	2.98%	110,099
2013	13.185057	12.741631	-3.36%	136,014
2012	12.629178	13.185057	4.40%	166,033
2011	11.923730	12.629178	5.92%	166,987

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.144740	4.454248	-37.66%	24,925
2019	6.995548	7.144740	2.13%	20,672
2018	10.762224	6.995548	-35.00%	20,139
2017	12.481799	10.762224	-13.78%	22,051
2016	9.398458	12.481799	32.81%	22,635
2015	12.230732	9.398458	-23.16%	27,136
2014	13.855228	12.230732	-11.72%	29,978
2013	10.987757	13.855228	26.10%	33,003
2012	10.981767	10.987757	0.05%	30,865
2011	12.237289	10.981767	-10.26%	33,750
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.425025	12.196048	6.75%	495
2019	10.578979	11.425025	8.00%	539
2018	10.738115	10.578979	-1.48%	594
2017	10.433867	10.738115	2.92%	2,139
2016	9.875969	10.433867	5.65%	2,073
2015	10.278942	9.875969	-3.92%	5,242
2014	10.395182	10.278942	-1.12%	4,231
2013	10.351532	10.395182	0.42%	12,697
2012	9.856361	10.351532	5.02%	11,475
2011*	10.000000	9.856361	-1.44%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	23.923500	24.356023	1.81%	26,312
2019	19.682292	23.923500	21.55%	28,374
2018	22.579998	19.682292	-12.83%	38,496
2017	19.796020	22.579998	14.06%	44,093
2016	18.751972	19.796020	5.57%	51,370
2015	19.397699	18.751972	-3.33%	61,148
2014	17.892653	19.397699	8.41%	70,589
2013	13.986410	17.892653	27.93%	79,489
2012	12.521128	13.986410	11.70%	73,777
2011	13.309923	12.521128	-5.93%	75,248
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	24.757360	29.464211	19.01%	14,602
2019	19.918487	24.757360	24.29%	17,425
2018	21.532565	19.918487	-7.50%	24,104
2017	17.519096	21.532565	22.91%	24,411
2016	18.305468	17.519096	-4.30%	31,242
2015	17.937787	18.305468	2.05%	29,079
2014	18.002088	17.937787	-0.36%	57,580
2013	15.297916	18.002088	17.68%	62,474
2012	13.129657	15.297916	16.51%	82,568
2011	14.353197	13.129657	-8.52%	81,577

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.835738	9.744225	-0.93%	40,996
2019	9.786052	9.835738	0.51%	67,000
2018	9.766787	9.786052	0.20%	83,251
2017	9.837447	9.766787	-0.72%	74,839
2016	9.953878	9.837447	-1.17%	79,628
2015	10.082974	9.953878	-1.28%	150,155
2014	10.213722	10.082974	-1.28%	149,008
2013	10.346173	10.213722	-1.28%	247,290
2012	10.480721	10.346173	-1.28%	226,808
2011	10.616256	10.480721	-1.28%	172,539
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	37.513510	48.336939	28.85%	44,081
2019	27.826754	37.513510	34.81%	49,764
2018	27.565906	27.826754	0.95%	61,837
2017	21.592699	27.565906	27.66%	70,230
2016	21.611731	21.592699	-0.09%	83,799
2015	20.431684	21.611731	5.78%	89,676
2014	18.514038	20.431684	10.36%	101,861
2013	13.746121	18.514038	34.69%	124,721
2012	12.353242	13.746121	11.28%	142,251
2011	12.255382	12.353242	0.80%	144,550
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	24.237895	25.364799	4.65%	27,321
2019	22.085205	24.237895	9.75%	30,478
2018	22.861180	22.085205	-3.39%	40,972
2017	21.711442	22.861180	5.30%	41,090
2016	18.932122	21.711442	14.68%	43,220
2015	20.516062	18.932122	-7.72%	47,648
2014	20.397766	20.516062	0.58%	73,259
2013	18.702732	20.397766	9.06%	85,775
2012	15.972247	18.702732	17.10%	89,528
2011	15.373496	15.972247	3.89%	87,870
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.825121	20.973611	5.79%	12,849
2019	16.922565	19.825121	17.15%	13,194
2018	20.863095	16.922565	-18.89%	17,091
2017	17.162857	20.863095	21.56%	21,044
2016	17.201936	17.162857	-0.23%	23,312
2015	17.593461	17.201936	-2.23%	28,595
2014	17.571591	17.593461	0.12%	30,704
2013	14.252322	17.571591	23.29%	34,218
2012	12.742283	14.252322	11.85%	37,531
2011	14.991464	12.742283	-15.00%	42,934

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.369836	10.658630	2.78%	13,790
2019	10.080135	10.369836	2.87%	2,421
2018	10.134505	10.080135	-0.54%	2,625
2017	10.125670	10.134505	0.09%	8,733
2016	10.063372	10.125670	0.62%	7,564
2015	10.107796	10.063372	-0.44%	7,378
2014	10.142048	10.107796	-0.34%	10,211
2013	10.331195	10.142048	-1.83%	14,811
2012	10.126160	10.331195	2.02%	13,500
2011*	10.000000	10.126160	1.26%	3,765
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.309025	57.810281	47.07%	37,750
2019	28.872303	39.309025	36.15%	39,432
2018	29.271805	28.872303	-1.36%	45,084
2017	23.370463	29.271805	25.25%	50,150
2016	22.312856	23.370463	4.74%	57,361
2015	23.993590	22.312856	-7.00%	60,522
2014	22.536144	23.993590	6.47%	61,260
2013	17.572163	22.536144	28.25%	64,501
2012	15.678162	17.572163	12.08%	52,294
2011	15.973683	15.678162	-1.85%	58,361
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.983110	7.803186	-13.13%	32,334
2019	8.315132	8.983110	8.03%	34,387
2018	10.975007	8.315132	-24.24%	47,110
2017	10.798586	10.975007	1.63%	50,833
2016	8.836438	10.798586	22.21%	56,359
2015	11.536588	8.836438	-23.41%	59,445
2014	13.440861	11.536588	-14.17%	65,195
2013	12.632368	13.440861	6.40%	69,568
2012	12.562453	12.632368	0.56%	74,629
2011	16.202496	12.562453	-22.47%	76,062
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	19.811464	22.624582	14.20%	27,778
2019	16.287601	19.811464	21.64%	29,042
2018	17.238758	16.287601	-5.52%	37,393
2017	14.574313	17.238758	18.28%	46,185
2016	14.088864	14.574313	3.45%	60,339
2015	14.226207	14.088864	-0.97%	130,285
2014	13.745758	14.226207	3.50%	134,945
2013	10.954759	13.745758	25.48%	192,450
2012	9.893843	10.954759	10.72%	194,862
2011	10.458136	9.893843	-5.40%	186,288

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	15.465544	17.198300	11.20%	23,976
2019	13.666298	15.465544	13.17%	26,127
2018	14.119376	13.666298	-3.21%	67,583
2017	12.944456	14.119376	9.08%	86,598
2016	12.752018	12.944456	1.51%	102,109
2015	12.862025	12.752018	-0.86%	62,033
2014	12.604041	12.862025	2.05%	67,583
2013	11.128973	12.604041	13.25%	62,954
2012	10.543165	11.128973	5.56%	60,966
2011	10.602127	10.543165	-0.56%	67,121
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	13.354309	14.375790	7.65%	0
2020	11.532277	13.354309	15.80%	0
2018	12.172154	11.532277	-5.26%	0
2017	10.836636	12.172154	12.32%	0
2016	10.783493	10.836636	0.49%	0
2015	10.972341	10.783493	-1.72%	0
2014	10.715023	10.972341	2.40%	0
2013*	10.000000	10.715023	7.15%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	17.150002	19.355687	12.86%	457,166
2019	14.595203	17.150002	17.50%	527,462
2018	15.389021	14.595203	-5.16%	635,657
2017	13.593487	15.389021	13.21%	873,323
2016	13.287684	13.593487	2.30%	913,826
2015	13.419955	13.287684	-0.99%	1,026,894
2014	13.044073	13.419955	2.88%	1,113,184
2013	10.937228	13.044073	19.26%	1,106,547
2012	10.117339	10.937228	8.10%	1,105,872
2011	10.402134	10.117339	-2.74%	1,072,862
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.856990	15.005480	8.29%	0
2020	11.768821	13.856990	17.74%	0
2018	12.519632	11.768821	-6.00%	0
2017	10.963173	12.519632	14.20%	0
2016	10.851145	10.963173	1.03%	0
2015	11.072351	10.851145	-2.00%	2,312
2014	10.796484	11.072351	2.56%	0
2013*	10.000000	10.796484	7.96%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	18.674916	21.218751	13.62%	609,627
2019	15.585666	18.674916	19.82%	681,924
2018	16.572132	15.585666	-5.95%	859,436
2017	14.384805	16.572132	15.21%	1,049,347
2016	13.943706	14.384805	3.16%	1,123,236
2015	14.118917	13.943706	-1.24%	1,203,610
2014	13.674026	14.118917	3.25%	1,281,400
2013	11.189361	13.674026	22.21%	1,319,893
2012	10.230615	11.189361	9.37%	1,297,120
2011	10.687522	10.230615	-4.28%	1,321,752
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.675014	13.712441	8.18%	1,155
2020	11.177421	12.675014	13.40%	1,212
2018	11.663587	11.177421	-4.17%	1,260
2017	10.565320	11.663587	10.40%	1,311
2016	10.576574	10.565320	-0.11%	1,361
2015	10.771723	10.576574	-1.81%	1,412
2014	10.589534	10.771723	1.72%	0
2013*	10.000000	10.589534	5.90%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	16.585472	18.582659	12.04%	109,650
2019	14.381264	16.585472	15.33%	121,722
2018	14.970973	14.381264	-3.94%	138,701
2017	13.450473	14.970973	11.30%	177,298
2016	13.217364	13.450473	1.76%	179,459
2015	13.347619	13.217364	-0.98%	203,788
2014	13.018480	13.347619	2.53%	199,675
2013	11.205680	13.018480	16.18%	221,390
2012	10.472762	11.205680	7.00%	227,609
2011	10.610572	10.472762	-1.30%	190,758
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	53.265820	71.165121	33.60%	38,521
2019	36.102297	53.265820	47.54%	42,027
2018	38.601387	36.102297	-6.47%	48,194
2017	29.601300	38.601387	30.40%	54,774
2016	29.534651	29.601300	0.23%	58,611
2015	30.810906	29.534651	-4.14%	62,557
2014	30.333859	30.810906	1.57%	65,041
2013	19.652033	30.333859	54.35%	73,704
2012	15.576452	19.652033	26.17%	79,660
2011	16.747138	15.576452	-6.99%	93,051

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	27.533480	26.325174	-4.39%	15,146
2019	22.419436	27.533480	22.81%	15,652
2018	24.057054	22.419436	-6.81%	17,755
2017	23.127300	24.057054	4.02%	19,518
2016	22.472355	23.127300	2.91%	20,924
2015	21.728923	22.472355	3.42%	21,106
2014	16.912915	21.728923	28.48%	23,170
2013	16.944182	16.912915	-0.18%	26,093
2012	14.583961	16.944182	16.18%	27,776
2011	14.070885	14.583961	3.65%	40,148
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	28.436763	30.038725	5.63%	6,296
2019	23.173751	28.436763	22.71%	7,531
2018	26.231736	23.173751	-11.66%	10,099
2017	23.368640	26.231736	12.25%	10,309
2016	18.370451	23.368640	27.21%	9,621
2015	19.713489	18.370451	-6.81%	9,370
2014	18.658353	19.713489	5.66%	12,572
2013	14.157224	18.658353	31.79%	16,144
2012	12.091144	14.157224	17.09%	18,475
2011	14.046484	12.091144	-13.92%	22,092
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	26.093479	35.454618	35.88%	43,766
2019	21.429368	26.093479	21.77%	45,986
2018	22.644936	21.429368	-5.37%	51,045
2017	18.634496	22.644936	21.52%	45,256
2016	18.344514	18.634496	1.58%	49,669
2015	18.242709	18.344514	0.56%	47,848
2014	18.192984	18.242709	0.27%	46,875
2013	12.857443	18.192984	41.50%	56,180
2012	12.387438	12.857443	3.79%	57,857
2011	14.038850	12.387438	-11.76%	66,464
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	25.547199	25.715414	0.66%	16,527
2019	20.489076	25.547199	24.69%	18,723
2018	22.379942	20.489076	-8.45%	25,293
2017	20.155531	22.379942	11.04%	27,380
2016	18.373499	20.155531	9.70%	32,909
2015	19.374002	18.373499	-5.16%	43,158
2014	17.692866	19.374002	9.50%	50,398
2013	13.245347	17.692866	33.58%	60,716
2012	11.288787	13.245347	17.33%	60,218
2011	12.340135	11.288787	-8.52%	59,726

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	16.751983	18.653303	11.35%	1,485
2019	13.717233	16.751983	22.12%	1,488
2018	15.249217	13.717233	-10.05%	1,491
2017	13.045306	15.249217	16.89%	1,494
2016	12.073561	13.045306	8.05%	0
2015	12.355912	12.073561	-2.29%	0
2014	11.924185	12.355912	3.62%	0
2013	9.494259	11.924185	25.59%	0
2012	8.299681	9.494259	14.39%	0
2011	8.752888	8.299681	-5.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.835814	20.339659	7.98%	12,427
2019	16.545599	18.835814	13.84%	12,771
2018	17.619165	16.545599	-6.09%	13,564
2017	16.062681	17.619165	9.69%	13,778
2016	15.308822	16.062681	4.92%	19,927
2015	15.537445	15.308822	-1.47%	14,325
2014	15.051921	15.537445	3.23%	8,530
2013	13.445256	15.051921	11.95%	10,257
2012	12.453829	13.445256	7.96%	4,214
2011	12.506867	12.453829	-0.42%	4,390
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.945642	25.278722	10.17%	24,757
2019	19.382820	22.945642	18.38%	25,963
2018	20.998256	19.382820	-7.69%	26,896
2017	18.530018	20.998256	13.32%	35,901
2016	17.424857	18.530018	6.34%	41,229
2015	17.748766	17.424857	-1.82%	33,528
2014	17.091735	17.748766	3.84%	34,265
2013	14.491720	17.091735	17.94%	37,646
2012	13.080661	14.491720	10.79%	33,675
2011	13.377772	13.080661	-2.22%	34,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.226172	13.930837	5.33%	2,093
2019	12.234108	13.226172	8.11%	4,584
2018	12.623782	12.234108	-3.09%	8,062
2017	12.101892	12.623782	4.31%	12,596
2016	11.759465	12.101892	2.91%	12,518
2015	11.882880	11.759465	-1.04%	11,852
2014	11.588556	11.882880	2.54%	16,417
2013	11.200039	11.588556	3.47%	17,173
2012	10.789486	11.200039	3.81%	18,080
2011	10.620021	10.789486	1.60%	21,580

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.559351	12.961369	3.20%	1,300
2020	11.261028	12.559351	11.53%	1,300
2018	12.090316	11.261028	-6.86%	1,300
2017	10.741921	12.090316	12.55%	1,300
2016	10.295392	10.741921	4.34%	1,300
2015	10.780413	10.295392	-4.50%	0
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.150952	13.801360	4.95%	3,004
2020	11.561261	13.150952	13.75%	3,203
2018	12.469311	11.561261	-7.28%	3,238
2017	10.800929	12.469311	15.45%	3,276
2016	10.231625	10.800929	5.56%	0
2015	10.793271	10.231625	-5.20%	0
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	15.815435	17.224613	8.91%	74,921
2019	13.608848	15.815435	16.21%	87,146
2018	14.619481	13.608848	-6.91%	96,400
2017	13.116016	14.619481	11.46%	104,958
2016	12.402397	13.116016	5.75%	117,232
2015	12.607944	12.402397	-1.63%	111,303
2014	12.144768	12.607944	3.81%	123,356
2013	10.550443	12.144768	15.11%	123,950
2012	9.646722	10.550443	9.37%	134,272
2011	9.777467	9.646722	-1.34%	140,659
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.561023	18.360949	10.87%	67,973
2019	13.772798	16.561023	20.24%	81,256
2018	15.123779	13.772798	-8.93%	90,222
2017	13.132150	15.123779	15.17%	100,835
2016	12.264443	13.132150	7.07%	125,839
2015	12.517338	12.264443	-2.02%	169,962
2014	12.083239	12.517338	3.59%	188,570
2013	10.003762	12.083239	20.79%	199,522
2012	8.909817	10.003762	12.28%	205,457
2011	9.223066	8.909817	-3.40%	210,965

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.686117	15.734916	7.14%	12,051
2019	13.111675	14.686117	12.01%	12,815
2018	13.800337	13.111675	-4.99%	17,215
2017	12.802349	13.800337	7.80%	23,789
2016	12.270723	12.802349	4.33%	24,230
2015	12.436150	12.270723	-1.33%	21,334
2014	12.029802	12.436150	3.38%	21,655
2013	11.030580	12.029802	9.06%	21,997
2012	10.344518	11.030580	6.63%	30,563
2011	10.268689	10.344518	0.74%	38,008

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.704929	34.494085	12.34%	23,079
2019	25.558855	30.704929	20.13%	39,557
2018	27.400952	25.558855	-6.72%	43,188
2017	23.483672	27.400952	16.68%	61,251
2016	24.431623	23.483672	-3.88%	74,142
2015	27.021346	24.431623	-9.58%	86,531
2014	28.913505	27.021346	-6.54%	97,004
2013	23.422542	28.913505	23.44%	116,491
2012	19.923292	23.422542	17.56%	116,602
2011	21.763694	19.923292	-8.46%	126,767
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	24.442922	27.516248	12.57%	19,866
2019	20.293977	24.442922	20.44%	19,922
2018	21.262161	20.293977	-4.55%	23,111
2017	19.352136	21.262161	9.87%	27,416
2016	19.226114	19.352136	0.66%	30,717
2015	19.552815	19.226114	-1.67%	42,452
2014	18.424750	19.552815	6.12%	24,860
2013	15.098744	18.424750	22.03%	27,704
2012	13.697112	15.098744	10.23%	27,921
2011	13.438875	13.697112	1.92%	37,398
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	34.235308	41.039970	19.88%	21,485
2019	26.473043	34.235308	29.32%	25,161
2018	28.105181	26.473043	-5.81%	28,132
2017	23.592415	28.105181	19.13%	40,578
2016	23.052618	23.592415	2.34%	44,002
2015	23.531392	23.052618	-2.03%	50,944
2014	21.748530	23.531392	8.20%	49,807
2013	16.512666	21.748530	31.71%	56,868
2012	14.113674	16.512666	17.00%	63,664
2011	14.072451	14.113674	0.29%	67,556
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.547275	15.924592	9.47%	33,748
2019	13.145539	14.547275	10.66%	43,301
2018	13.584970	13.145539	-3.23%	40,872
2017	13.238883	13.584970	2.61%	37,548
2016	12.899245	13.238883	2.63%	40,800
2015	13.049569	12.899245	-1.15%	57,610
2014	12.678288	13.049569	2.93%	70,766
2013	13.126160	12.678288	-3.41%	95,751
2012	12.579154	13.126160	4.35%	107,676
2011	11.882500	12.579154	5.86%	100,843

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.095402	4.421243	-37.69%	1,919
2019	6.950765	7.095402	2.08%	7,372
2018	10.698782	6.950765	-35.03%	6,169
2017	12.414500	10.698782	-13.82%	6,925
2016	9.352502	12.414500	32.74%	5,647
2015	12.177109	9.352502	-23.20%	5,791
2014	13.801481	12.177109	-11.77%	9,667
2013	10.950671	13.801481	26.03%	11,140
2012	10.950257	10.950671	0.00%	11,805
2011	12.208363	10.950257	-10.31%	16,232
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.374916	12.136399	6.69%	1,602
2019	10.537940	11.374916	7.94%	1,602
2018	10.701901	10.537940	-1.53%	1,602
2017	10.403941	10.701901	2.86%	1,515
2016	9.852629	10.403941	5.60%	4,309
2015	10.259851	9.852629	-3.97%	4,197
2014	10.381136	10.259851	-1.17%	3,779
2013	10.342796	10.381136	0.37%	3,907
2012	9.853047	10.342796	4.97%	2,793
2011*	10.000000	9.853047	-1.47%	1,848
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	23.732369	24.149179	1.76%	13,337
2019	19.534939	23.732369	21.49%	16,275
2018	22.422383	19.534939	-12.88%	18,080
2017	19.667765	22.422383	14.01%	20,815
2016	18.639889	19.667765	5.51%	24,598
2015	19.291527	18.639889	-3.38%	31,368
2014	17.803740	19.291527	8.36%	30,573
2013	13.923955	17.803740	27.86%	35,713
2012	12.471539	13.923955	11.65%	44,315
2011	13.263924	12.471539	-5.97%	59,402
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	24.559510	29.213942	18.95%	4,166
2019	19.769317	24.559510	24.23%	7,525
2018	21.382218	19.769317	-7.54%	8,142
2017	17.405558	21.382218	22.85%	10,271
2016	18.196034	17.405558	-4.34%	11,525
2015	17.839585	18.196034	2.00%	12,066
2014	17.912615	17.839585	-0.41%	19,293
2013	15.229593	17.912615	17.62%	21,395
2012	13.077651	15.229593	16.46%	23,195
2011	14.303569	13.077651	-8.57%	24,535

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.756307	9.660637	-0.98%	23,918
2019	9.711951	9.756307	0.46%	34,864
2018	9.697779	9.711951	0.15%	29,537
2017	9.772876	9.697779	-0.77%	57,766
2016	9.893536	9.772876	-1.22%	87,370
2015	10.026924	9.893536	-1.33%	88,752
2014	10.162101	10.026924	-1.33%	119,357
2013	10.299107	10.162101	-1.33%	193,582
2012	10.438344	10.299107	-1.33%	192,062
2011	10.578672	10.438344	-1.33%	118,932
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	37.213851	47.926542	28.79%	26,948
2019	27.618461	37.213851	34.74%	32,021
2018	27.373509	27.618461	0.89%	35,128
2017	21.452818	27.373509	27.60%	38,928
2016	21.482582	21.452818	-0.14%	48,295
2015	20.319876	21.482582	5.72%	54,467
2014	18.422045	20.319876	10.30%	57,157
2013	13.684755	18.422045	34.62%	72,039
2012	12.304342	13.684755	11.22%	77,114
2011	12.213036	12.304342	0.75%	100,205
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	24.044264	25.149421	4.60%	14,119
2019	21.919864	24.044264	9.69%	16,578
2018	22.701593	21.919864	-3.44%	16,928
2017	21.570781	22.701593	5.24%	19,749
2016	18.818962	21.570781	14.62%	22,216
2015	20.403771	18.818962	-7.77%	22,555
2014	20.296403	20.403771	0.53%	24,280
2013	18.619225	20.296403	9.01%	31,081
2012	15.909003	18.619225	17.04%	38,392
2011	15.320368	15.909003	3.84%	37,188
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.666695	20.795463	5.74%	8,320
2019	16.795846	19.666695	17.09%	11,625
2018	20.717433	16.795846	-18.93%	12,207
2017	17.051646	20.717433	21.50%	8,293
2016	17.099119	17.051646	-0.28%	9,130
2015	17.497180	17.099119	-2.28%	10,814
2014	17.484282	17.497180	0.07%	12,449
2013	14.188690	17.484282	23.23%	13,155
2012	12.691839	14.188690	11.79%	15,569
2011	14.939675	12.691839	-15.05%	19,350

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.324427	10.606579	2.73%	0
2019	10.041077	10.324427	2.82%	0
2018	10.100379	10.041077	-0.59%	0
2017	10.096671	10.100379	0.04%	3,181
2016	10.039624	10.096671	0.57%	6,478
2015	10.089049	10.039624	-0.49%	16,715
2014	10.128362	10.089049	-0.39%	20,839
2013	10.322486	10.128362	-1.88%	17,580
2012	10.122762	10.322486	1.97%	1,896
2011*	10.000000	10.122762	1.23%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.019576	57.355554	46.99%	6,898
2019	28.674230	39.019576	36.08%	10,101
2018	29.085814	28.674230	-1.42%	10,735
2017	23.233700	29.085814	25.19%	18,183
2016	22.193504	23.233700	4.69%	23,791
2015	23.877356	22.193504	-7.05%	24,742
2014	22.438337	23.877356	6.41%	29,095
2013	17.504752	22.438337	28.18%	35,009
2012	15.625954	17.504752	12.02%	29,187
2011	15.928539	15.625954	-1.90%	27,504
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.916935	7.741782	-13.18%	8,403
2019	8.258066	8.916935	7.98%	15,367
2018	10.905247	8.258066	-24.27%	15,726
2017	10.735378	10.905247	1.58%	15,891
2016	8.789146	10.735378	22.14%	17,525
2015	11.480675	8.789146	-23.44%	19,302
2014	13.382514	11.480675	-14.21%	23,590
2013	12.583906	13.382514	6.35%	26,706
2012	12.520623	12.583906	0.51%	26,964
2011	16.156723	12.520623	-22.51%	31,126
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	19.692988	22.477895	14.14%	118,648
2019	16.198401	19.692988	21.57%	126,866
2018	17.153102	16.198401	-5.57%	143,137
2017	14.509211	17.153102	18.22%	164,464
2016	14.033008	14.509211	3.39%	193,896
2015	14.176987	14.033008	-1.02%	216,832
2014	13.705144	14.176987	3.44%	262,137
2013	10.927935	13.705144	25.41%	406,381
2012	9.874635	10.927935	10.67%	417,150
2011	10.443113	9.874635	-5.44%	468,793

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	15.373057	17.086798	11.15%	127,487
2019	13.591453	15.373057	13.11%	134,544
2018	14.049212	13.591453	-3.26%	167,023
2017	12.886632	14.049212	9.02%	191,109
2016	12.701467	12.886632	1.46%	200,575
2015	12.817531	12.701467	-0.91%	227,111
2014	12.566804	12.817531	2.00%	280,897
2013	11.101706	12.566804	13.20%	235,715
2012	10.522677	11.101706	5.50%	260,347
2011	10.586887	10.522677	-0.61%	242,720
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	13.311201	14.322127	7.59%	7,974
2020	11.500878	13.311201	15.74%	8,784
2018	12.145197	11.500878	-5.31%	9,666
2017	10.818089	12.145197	12.27%	10,594
2016	10.770477	10.818089	0.44%	11,095
2015	10.964643	10.770477	-1.77%	25,625
2014	10.712931	10.964643	2.35%	0
2013*	10.000000	10.712931	7.13%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	17.047454	19.230214	12.80%	877,627
2019	14.515285	17.047454	17.44%	1,001,645
2018	15.312554	14.515285	-5.21%	1,169,455
2017	13.532783	15.312554	13.15%	1,419,217
2016	13.235039	13.532783	2.25%	1,542,819
2015	13.373557	13.235039	-1.04%	1,604,575
2014	13.005562	13.373557	2.83%	1,619,869
2013	10.910468	13.005562	19.20%	1,663,914
2012	10.097707	10.910468	8.05%	1,622,516
2011	10.387197	10.097707	-2.79%	1,433,951
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.812210	14.949419	8.23%	0
2020	11.736732	13.812210	17.68%	0
2018	12.491857	11.736732	-6.04%	0
2017	10.944382	12.491857	14.14%	631
2016	10.838026	10.944382	0.98%	0
2015	11.064577	10.838026	-2.05%	0
2014	10.794372	11.064577	2.50%	0
2013*	10.000000	10.794372	7.94%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	18.563230	21.081172	13.56%	583,980
2019	15.500305	18.563230	19.76%	714,995
2018	16.489765	15.500305	-6.00%	855,181
2017	14.320543	16.489765	15.15%	1,019,196
2016	13.888434	14.320543	3.11%	1,208,899
2015	14.070080	13.888434	-1.29%	1,343,923
2014	13.633621	14.070080	3.20%	1,384,203
2013	11.161948	13.633621	22.14%	1,388,580
2012	10.210737	11.161948	9.32%	1,427,053
2011	10.672157	10.210737	-4.32%	1,371,961
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.634067	13.661215	8.13%	6,126
2020	11.146960	12.634067	13.34%	6,176
2018	11.637724	11.146960	-4.22%	6,228
2017	10.547226	11.637724	10.34%	0
2016	10.563800	10.547226	-0.16%	0
2015	10.764155	10.563800	-1.86%	0
2014	10.587461	10.764155	1.67%	0
2013*	10.000000	10.587461	5.87%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	16.486295	18.462177	11.98%	208,972
2019	14.302513	16.486295	15.27%	228,576
2018	14.896577	14.302513	-3.99%	295,308
2017	13.390389	14.896577	11.25%	375,602
2016	13.164973	13.390389	1.71%	399,923
2015	13.301465	13.164973	-1.03%	444,415
2014	12.980043	13.301465	2.48%	446,547
2013	11.178249	12.980043	16.12%	452,783
2012	10.452432	11.178249	6.94%	481,621
2011	10.595319	10.452432	-1.35%	520,819
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	52.840293	70.560875	33.54%	13,918
2019	35.832025	52.840293	47.47%	14,334
2018	38.331946	35.832025	-6.52%	15,123
2017	29.409520	38.331946	30.34%	18,881
2016	29.358137	29.409520	0.18%	20,299
2015	30.642285	29.358137	-4.19%	25,071
2014	30.183141	30.642285	1.52%	31,321
2013	19.564276	30.183141	54.28%	33,399
2012	15.514774	19.564276	26.10%	34,840
2011	16.689253	15.514774	-7.04%	38,992

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	27.319149	26.106984	-4.44%	4,035
2019	22.256191	27.319149	22.75%	7,120
2018	23.894072	22.256191	-6.85%	7,745
2017	22.982231	23.894072	3.97%	9,665
2016	22.342669	22.982231	2.86%	10,554
2015	21.614470	22.342669	3.37%	10,933
2014	16.832345	21.614470	28.41%	14,861
2013	16.872012	16.832345	-0.24%	15,689
2012	14.529223	16.872012	16.12%	16,046
2011	14.025164	14.529223	3.59%	18,455
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	28.209528	29.783594	5.58%	8,458
2019	23.000215	28.209528	22.65%	7,703
2018	26.048586	23.000215	-11.70%	7,274
2017	23.217198	26.048586	12.20%	3,981
2016	18.260614	23.217198	27.14%	4,498
2015	19.605551	18.260614	-6.86%	5,320
2014	18.565597	19.605551	5.60%	8,199
2013	14.093984	18.565597	31.73%	11,123
2012	12.043252	14.093984	17.03%	14,155
2011	13.997922	12.043252	-13.96%	17,293
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	25.884931	35.153453	35.81%	10,426
2019	21.268880	25.884931	21.70%	13,172
2018	22.486804	21.268880	-5.42%	13,720
2017	18.513712	22.486804	21.46%	7,788
2016	18.234828	18.513712	1.53%	10,790
2015	18.142833	18.234828	0.51%	14,682
2014	18.102554	18.142833	0.22%	21,756
2013	12.800001	18.102554	41.43%	22,429
2012	12.338361	12.800001	3.74%	28,357
2011	13.990309	12.338361	-11.81%	30,794
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	25.343050	25.496993	0.61%	7,641
2019	20.335643	25.343050	24.62%	11,464
2018	22.223669	20.335643	-8.50%	13,031
2017	20.024906	22.223669	10.98%	19,811
2016	18.263642	20.024906	9.64%	26,439
2015	19.267940	18.263642	-5.21%	30,126
2014	17.604931	19.267940	9.45%	36,992
2013	13.186182	17.604931	33.51%	44,264
2012	11.244061	13.186182	17.27%	44,290
2011	12.297472	11.244061	-8.57%	49,933

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	16.644828	18.524603	11.29%	7,573
2019	13.636394	16.644828	22.06%	7,573
2018	15.167071	13.636394	-10.09%	7,573
2017	12.981593	15.167071	16.84%	7,573
2016	12.020657	12.981593	7.99%	0
2015	12.308004	12.020657	-2.33%	0
2014	11.883977	12.308004	3.57%	0
2013	9.467040	11.883977	25.53%	0
2012	8.280089	9.467040	14.34%	0
2011	8.736637	8.280089	-5.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.734261	20.219753	7.93%	21,562
2019	16.464739	18.734261	13.78%	24,988
2018	17.541989	16.464739	-6.14%	29,609
2017	16.000404	17.541989	9.63%	31,849
2016	15.257174	16.000404	4.87%	32,861
2015	15.492881	15.257174	-1.52%	30,495
2014	15.016353	15.492881	3.17%	26,821
2013	13.420290	15.016353	11.89%	27,994
2012	12.437013	13.420290	7.91%	28,225
2011	12.496296	12.437013	-0.47%	25,174
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.822056	25.129841	10.11%	34,509
2019	19.288190	22.822056	18.32%	31,174
2018	20.906382	19.288190	-7.74%	32,797
2017	18.458269	20.906382	13.26%	31,692
2016	17.366154	18.458269	6.29%	33,015
2015	17.697939	17.366154	-1.87%	33,583
2014	17.051415	17.697939	3.79%	35,019
2013	14.464860	17.051415	17.88%	36,472
2012	13.063036	14.464860	10.73%	15,397
2011	13.366494	13.063036	-2.27%	15,257
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.141527	13.834677	5.27%	69,729
2019	12.161962	13.141527	8.05%	14,731
2018	12.555737	12.161962	-3.14%	14,949
2017	12.042735	12.555737	4.26%	18,410
2016	11.707896	12.042735	2.86%	14,669
2015	11.836776	11.707896	-1.09%	24,089
2014	11.549450	11.836776	2.49%	15,927
2013	11.167896	11.549450	3.42%	16,158
2012	10.763994	11.167896	3.75%	16,392
2011	10.600287	10.763994	1.54%	16,627

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.516959	12.911076	3.15%	0
2020	11.228706	12.516959	11.47%	0
2018	12.061776	11.228706	-6.91%	0
2017	10.721986	12.061776	12.50%	0
2016	10.281473	10.721986	4.28%	0
2015	10.771292	10.281473	-4.55%	0
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.106589	13.747827	4.89%	9,844
2020	11.528100	13.106589	13.69%	4,024
2018	12.439885	11.528100	-7.33%	4,049
2017	10.780881	12.439885	15.39%	0
2016	10.217799	10.780881	5.51%	0
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	15.714224	17.105716	8.85%	109,271
2019	13.528614	15.714224	16.16%	125,967
2018	14.540689	13.528614	-6.96%	141,134
2017	13.051911	14.540689	11.41%	195,022
2016	12.348024	13.051911	5.70%	230,004
2015	12.559037	12.348024	-1.68%	246,170
2014	12.103784	12.559037	3.76%	262,011
2013	10.520162	12.103784	15.05%	237,559
2012	9.623931	10.520162	9.31%	247,743
2011	9.759304	9.623931	-1.39%	264,443
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.455017	18.234182	10.81%	214,997
2019	13.691578	16.455017	20.18%	251,629
2018	15.042263	13.691578	-8.98%	265,534
2017	13.067969	15.042263	15.11%	337,177
2016	12.210665	13.067969	7.02%	365,861
2015	12.468770	12.210665	-2.07%	425,825
2014	12.042451	12.468770	3.54%	470,066
2013	9.975037	12.042451	20.73%	498,020
2012	8.888750	9.975037	12.22%	521,593
2011	9.205917	8.888750	-3.45%	549,367

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.592122	15.626276	7.09%	32,375
2019	13.034360	14.592122	11.95%	36,781
2018	13.725956	13.034360	-5.04%	38,901
2017	12.739774	13.725956	7.74%	41,908
2016	12.216911	12.739774	4.28%	66,300
2015	12.387885	12.216911	-1.38%	72,358
2014	11.989189	12.387885	3.33%	77,760
2013	10.998914	11.989189	9.00%	81,181
2012	10.320064	10.998914	6.58%	89,747
2011	10.249588	10.320064	0.69%	93,262

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.459388	34.200900	12.28%	292,072
2019	25.367321	30.459388	20.07%	350,876
2018	27.209490	25.367321	-6.77%	422,732
2017	23.331374	27.209490	16.62%	553,024
2016	24.285452	23.331374	-3.93%	670,265
2015	26.873319	24.285452	-9.63%	804,059
2014	28.769706	26.873319	-6.59%	920,664
2013	23.317854	28.769706	23.38%	1,013,178
2012	19.844318	23.317854	17.50%	1,084,277
2011	21.688403	19.844318	-8.50%	1,168,514
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	24.247512	27.282433	12.52%	236,471
2019	20.141942	24.247512	20.38%	261,115
2018	21.113637	20.141942	-4.60%	346,675
2017	19.226664	21.113637	9.81%	373,141
2016	19.111123	19.226664	0.60%	434,939
2015	19.445743	19.111123	-1.72%	426,500
2014	18.333146	19.445743	6.07%	472,983
2013	15.031294	18.333146	21.97%	457,263
2012	13.642855	15.031294	10.18%	452,769
2011	13.392410	13.642855	1.87%	389,368
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	33.961622	40.691255	19.82%	223,786
2019	26.274716	33.961622	29.26%	270,064
2018	27.908861	26.274716	-5.86%	318,877
2017	23.439461	27.908861	19.07%	393,094
2016	22.914749	23.439461	2.29%	458,091
2015	23.402520	22.914749	-2.08%	488,005
2014	21.640390	23.402520	8.14%	552,470
2013	16.438892	21.640390	31.64%	575,872
2012	14.057762	16.438892	16.94%	602,355
2011	14.023793	14.057762	0.24%	598,115
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.431035	15.789331	9.41%	404,718
2019	13.047112	14.431035	10.61%	433,173
2018	13.490120	13.047112	-3.28%	477,627
2017	13.153088	13.490120	2.56%	592,736
2016	12.822122	13.153088	2.58%	708,047
2015	12.978131	12.822122	-1.20%	807,036
2014	12.615279	12.978131	2.88%	902,529
2013	13.067552	12.615279	-3.46%	999,556
2012	12.529343	13.067552	4.30%	1,128,756
2011	11.841426	12.529343	5.81%	1,122,883

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.046323	4.388425	-37.72%	116,907
2019	6.906189	7.046323	2.03%	108,487
2018	10.635602	6.906189	-35.07%	109,573
2017	12.347435	10.635602	-13.86%	119,228
2016	9.306695	12.347435	32.67%	137,529
2015	12.123629	9.306695	-23.24%	158,055
2014	13.747846	12.123629	-11.81%	150,889
2013	10.913655	13.747846	25.97%	147,129
2012	10.918797	10.913655	-0.05%	153,959
2011	12.179450	10.918797	-10.35%	174,361
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.325084	12.077108	6.64%	30,399
2019	10.497085	11.325084	7.89%	41,649
2018	10.665845	10.497085	-1.58%	47,293
2017	10.374124	10.665845	2.81%	51,313
2016	9.829354	10.374124	5.54%	59,105
2015	10.240807	9.829354	-4.02%	56,645
2014	10.367130	10.240807	-1.22%	64,079
2013	10.334073	10.367130	0.32%	54,755
2012	9.849740	10.334073	4.92%	69,319
2011*	10.000000	9.849740	-1.50%	11,434
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	23.542603	23.943944	1.70%	155,390
2019	19.388554	23.542603	21.43%	180,272
2018	22.265716	19.388554	-12.92%	209,308
2017	19.540224	22.265716	13.95%	267,894
2016	18.528381	19.540224	5.46%	321,698
2015	19.185851	18.528381	-3.43%	354,773
2014	17.715198	19.185851	8.30%	408,285
2013	13.861733	17.715198	27.80%	448,486
2012	12.422117	13.861733	11.59%	491,569
2011	13.218041	12.422117	-6.02%	530,530
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	24.363161	28.965705	18.89%	87,260
2019	19.621218	24.363161	24.17%	100,874
2018	21.232847	19.621218	-7.59%	116,248
2017	17.292701	21.232847	22.79%	131,477
2016	18.087185	17.292701	-4.39%	154,009
2015	17.741865	18.087185	1.95%	172,383
2014	17.823535	17.741865	-0.46%	214,848
2013	15.161535	17.823535	17.56%	234,392
2012	13.025824	15.161535	16.40%	258,361
2011	14.254102	13.025824	-8.62%	271,355

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.677479	9.577729	-1.03%	288,907
2019	9.638363	9.677479	0.41%	412,417
2018	9.629207	9.638363	0.10%	318,121
2017	9.708681	9.629207	-0.82%	352,560
2016	9.833524	9.708681	-1.27%	487,833
2015	9.971159	9.833524	-1.38%	383,644
2014	10.110714	9.971159	-1.38%	507,159
2013	10.252220	10.110714	-1.38%	448,473
2012	10.396105	10.252220	-1.38%	455,014
2011	10.541197	10.396105	-1.38%	506,259
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	36.916286	47.519241	28.72%	215,757
2019	27.411516	36.916286	34.67%	258,819
2018	27.182253	27.411516	0.84%	303,184
2017	21.313687	27.182253	27.53%	361,766
2016	21.354053	21.313687	-0.19%	416,751
2015	20.208553	21.354053	5.67%	452,046
2014	18.330421	20.208553	10.25%	497,264
2013	13.623583	18.330421	34.55%	515,913
2012	12.255566	13.623583	11.16%	566,248
2011	12.170781	12.255566	0.70%	601,000
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	23.852107	24.935796	4.54%	227,495
2019	21.755707	23.852107	9.64%	260,020
2018	22.543077	21.755707	-3.49%	303,622
2017	21.430982	22.543077	5.19%	344,048
2016	18.706446	21.430982	14.56%	423,529
2015	20.292063	18.706446	-7.81%	503,498
2014	20.195516	20.292063	0.48%	573,787
2013	18.536068	20.195516	8.95%	619,553
2012	15.846009	18.536068	16.98%	684,149
2011	15.267425	15.846009	3.79%	617,094
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.509479	20.618761	5.69%	113,387
2019	16.670015	19.509479	17.03%	145,567
2018	20.572717	16.670015	-18.97%	163,929
2017	16.941095	20.572717	21.44%	172,571
2016	16.996851	16.941095	-0.33%	188,887
2015	17.401339	16.996851	-2.32%	206,462
2014	17.397337	17.401339	0.02%	209,691
2013	14.125283	17.397337	23.16%	218,998
2012	12.641535	14.125283	11.74%	230,696
2011	14.888004	12.641535	-15.09%	256,059

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.279154	10.554709	2.68%	62,005
2019	10.002123	10.279154	2.77%	56,046
2018	10.066327	10.002123	-0.64%	47,609
2017	10.067719	10.066327	-0.01%	73,003
2016	10.015885	10.067719	0.52%	99,259
2015	10.070303	10.015885	-0.54%	61,073
2014	10.114675	10.070303	-0.44%	65,904
2013	10.313766	10.114675	-1.93%	74,886
2012	10.119360	10.313766	1.92%	46,277
2011*	10.000000	10.119360	1.19%	26,527
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.732186	56.904300	46.92%	98,328
2019	28.477461	38.732186	36.01%	115,439
2018	28.900955	28.477461	-1.47%	132,117
2017	23.097708	28.900955	25.12%	169,698
2016	22.074757	23.097708	4.63%	192,269
2015	23.761658	22.074757	-7.10%	197,143
2014	22.340925	23.761658	6.36%	220,433
2013	17.437595	22.340925	28.12%	241,204
2012	15.573917	17.437595	11.97%	247,318
2011	15.883535	15.573917	-1.95%	257,421
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.851192	7.680784	-13.22%	191,775
2019	8.201337	8.851192	7.92%	196,257
2018	10.835866	8.201337	-24.31%	202,936
2017	10.672471	10.835866	1.53%	231,169
2016	8.742070	10.672471	22.08%	267,203
2015	11.424981	8.742070	-23.48%	321,777
2014	13.324367	11.424981	-14.25%	338,895
2013	12.535592	13.324367	6.29%	374,195
2012	12.478898	12.535592	0.45%	412,404
2011	16.111040	12.478898	-22.54%	450,543
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	19.575206	22.332124	14.08%	77,092
2019	16.109683	19.575206	21.51%	114,665
2018	17.067848	16.109683	-5.61%	114,247
2017	14.444394	17.067848	18.16%	136,866
2016	13.977386	14.444394	3.34%	191,145
2015	14.127966	13.977386	-1.07%	245,842
2014	13.664683	14.127966	3.39%	239,226
2013	10.901188	13.664683	25.35%	296,425
2012	9.855471	10.901188	10.61%	383,341
2011	10.428120	9.855471	-5.49%	413,406

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	15.281133	16.976017	11.09%	398,192
2019	13.517028	15.281133	13.05%	418,655
2018	13.979396	13.517028	-3.31%	543,203
2017	12.829078	13.979396	8.97%	719,130
2016	12.651135	12.829078	1.41%	846,278
2015	12.773212	12.651135	-0.96%	879,287
2014	12.529701	12.773212	1.94%	968,601
2013	11.074540	12.529701	13.14%	993,522
2012	10.502260	11.074540	5.45%	1,112,959
2011	10.571683	10.502260	-0.66%	1,159,900
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	13.268135	14.268562	7.54%	3,010
2020	11.469478	13.268135	15.68%	3,194
2018	12.118235	11.469478	-5.35%	9,952
2017	10.799537	12.118235	12.21%	6,787
2016	10.757440	10.799537	0.39%	26,083
2015	10.956937	10.757440	-1.82%	23,043
2014	10.710833	10.956937	2.30%	0
2013*	10.000000	10.710833	7.11%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	16.945473	19.105486	12.75%	2,693,017
2019	14.435760	16.945473	17.39%	3,012,482
2018	15.236436	14.435760	-5.26%	3,845,945
2017	13.472324	15.236436	13.09%	4,536,415
2016	13.182568	13.472324	2.20%	4,899,987
2015	13.327293	13.182568	-1.09%	5,201,728
2014	12.967147	13.327293	2.78%	5,429,558
2013	10.883752	12.967147	19.14%	5,558,107
2012	10.078101	10.883752	7.99%	5,615,000
2011	10.372265	10.078101	-2.84%	5,310,842
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.767549	14.893529	8.18%	681
2020	11.704719	13.767549	17.62%	719
2018	12.464148	11.704719	-6.09%	756
2017	10.925629	12.464148	14.08%	796
2016	10.824933	10.925629	0.93%	0
2015	11.056810	10.824933	-2.10%	14,290
2014	10.792265	11.056810	2.45%	14,290
2013*	10.000000	10.792265	7.92%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	18.452197	20.944460	13.51%	3,318,198
2019	15.415396	18.452197	19.70%	3,968,585
2018	16.407811	15.415396	-6.05%	4,993,189
2017	14.256574	16.407811	15.09%	6,129,272
2016	13.833372	14.256574	3.06%	6,758,440
2015	14.021405	13.833372	-1.34%	7,408,752
2014	13.593356	14.021405	3.15%	7,660,380
2013	11.134620	13.593356	22.08%	8,025,184
2012	10.190924	11.134620	9.26%	8,068,537
2011	10.656841	10.190924	-4.37%	7,900,474
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.593214	13.610146	8.08%	955
2020	11.116547	12.593214	13.28%	3,187
2018	11.611900	11.116547	-4.27%	22,524
2017	10.529135	11.611900	10.28%	1,125
2016	10.551015	10.529135	-0.21%	0
2015	10.756587	10.551015	-1.91%	0
2014	10.585386	10.756587	1.62%	0
2013*	10.000000	10.585386	5.85%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	16.387652	18.342415	11.93%	761,883
2019	14.224139	16.387652	15.21%	794,326
2018	14.822505	14.224139	-4.04%	991,592
2017	13.330550	14.822505	11.19%	1,226,036
2016	13.112770	13.330550	1.66%	1,366,577
2015	13.255432	13.112770	-1.08%	1,419,713
2014	12.941673	13.255432	2.42%	1,535,087
2013	11.150865	12.941673	16.06%	1,473,056
2012	10.432129	11.150865	6.89%	1,547,875
2011	10.580091	10.432129	-1.40%	1,547,160
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	52.417926	69.961426	33.47%	166,218
2019	35.563621	52.417926	47.39%	196,877
2018	38.064225	35.563621	-6.57%	233,683
2017	29.218866	38.064225	30.27%	273,685
2016	29.182558	29.218866	0.12%	316,383
2015	30.474481	29.182558	-4.24%	352,832
2014	30.033078	30.474481	1.47%	389,383
2013	19.476867	30.033078	54.20%	438,215
2012	15.453305	19.476867	26.04%	466,357
2011	16.631552	15.453305	-7.08%	544,358

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	27.106581	25.890708	-4.49%	43,972
2019	22.094214	27.106581	22.69%	51,410
2018	23.732276	22.094214	-6.90%	58,093
2017	22.838147	23.732276	3.92%	71,423
2016	22.213811	22.838147	2.81%	88,592
2015	21.500706	22.213811	3.32%	102,609
2014	16.752237	21.500706	28.35%	127,833
2013	16.800233	16.752237	-0.29%	143,335
2012	14.474764	16.800233	16.07%	149,424
2011	13.979662	14.474764	3.54%	163,296
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	27.983992	29.530484	5.53%	58,113
2019	22.827898	27.983992	22.59%	69,838
2018	25.866624	22.827898	-11.75%	78,722
2017	23.066673	25.866624	12.14%	89,220
2016	18.151395	23.066673	27.08%	98,253
2015	19.498190	18.151395	-6.91%	109,392
2014	18.473298	19.498190	5.55%	117,219
2013	14.031015	18.473298	31.66%	138,017
2012	11.995535	14.031015	16.97%	145,854
2011	13.949526	11.995535	-14.01%	155,303
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	25.677918	34.854642	35.74%	141,864
2019	21.109483	25.677918	21.64%	171,033
2018	22.329669	21.109483	-5.46%	201,267
2017	18.393634	22.329669	21.40%	165,985
2016	18.125726	18.393634	1.48%	193,514
2015	18.043429	18.125726	0.46%	205,881
2014	18.012516	18.043429	0.17%	238,244
2013	12.742790	18.012516	41.35%	265,175
2012	12.289453	12.742790	3.69%	279,960
2011	13.941905	12.289453	-11.85%	254,918
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	25.140426	25.280318	0.56%	93,295
2019	20.183265	25.140426	24.56%	126,695
2018	22.068402	20.183265	-8.54%	148,159
2017	19.895046	22.068402	10.92%	170,448
2016	18.154385	19.895046	9.59%	202,251
2015	19.162387	18.154385	-5.26%	229,263
2014	17.517362	19.162387	9.39%	264,316
2013	13.127247	17.517362	33.44%	271,070
2012	11.199499	13.127247	17.21%	298,456
2011	12.254942	11.199499	-8.61%	326,513

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	16.538235	18.396644	11.24%	801
2019	13.555941	16.538235	22.00%	0
2018	15.085285	13.555941	-10.14%	0
2017	12.918113	15.085285	16.78%	0
2016	11.967932	12.918113	7.94%	0
2015	12.260240	11.967932	-2.38%	0
2014	11.843863	12.260240	3.52%	0
2013	9.439861	11.843863	25.47%	0
2012	8.260516	9.439861	14.28%	507
2011	8.720405	8.260516	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.633239	20.100537	7.87%	24,243
2019	16.384258	18.633239	13.73%	24,946
2018	17.465153	16.384258	-6.19%	29,932
2017	15.938376	17.465153	9.58%	24,582
2016	15.205699	15.938376	4.82%	48,112
2015	15.448431	15.205699	-1.57%	20,666
2014	14.980860	15.448431	3.12%	20,051
2013	13.395360	14.980860	11.84%	23,069
2012	12.420224	13.395360	7.85%	22,842
2011	12.485749	12.420224	-0.52%	28,363
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.698946	24.981620	10.06%	178,789
2019	19.193874	22.698946	18.26%	206,941
2018	20.814777	19.193874	-7.79%	224,364
2017	18.386678	20.814777	13.21%	238,900
2016	17.307540	18.386678	6.24%	292,698
2015	17.647147	17.307540	-1.92%	290,549
2014	17.011103	17.647147	3.74%	265,767
2013	14.437980	17.011103	17.82%	257,502
2012	13.045391	14.437980	10.67%	195,664
2011	13.355194	13.045391	-2.32%	144,874
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.057405	13.739155	5.22%	40,959
2019	12.090244	13.057405	8.00%	59,322
2018	12.488050	12.090244	-3.19%	71,479
2017	11.983867	12.488050	4.21%	50,019
2016	11.656558	11.983867	2.81%	54,107
2015	11.790854	11.656558	-1.14%	33,836
2014	11.510473	11.790854	2.44%	35,603
2013	11.135853	11.510473	3.36%	36,997
2012	10.738568	11.135853	3.70%	76,739
2011	10.580588	10.738568	1.49%	72,126

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.474729	12.860996	3.10%	0
2020	11.196489	12.474729	11.42%	0
2018	12.033298	11.196489	-6.95%	0
2017	10.702074	12.033298	12.44%	3,269
2016	10.267575	10.702074	4.23%	3,294
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.062369	13.694497	4.84%	52,123
2020	11.495033	13.062369	13.63%	55,401
2018	12.410534	11.495033	-7.38%	57,418
2017	10.760883	12.410534	15.33%	56,553
2016	10.203997	10.760883	5.46%	58,635
2015	10.775041	10.203997	-5.30%	27,863
2014	10.741803	10.775041	0.31%	28,139
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	15.613645	16.987622	8.80%	170,694
2019	13.448823	15.613645	16.10%	182,448
2018	14.462298	13.448823	-7.01%	236,495
2017	12.988112	14.462298	11.35%	328,079
2016	12.293874	12.988112	5.65%	480,656
2015	12.510303	12.293874	-1.73%	535,304
2014	12.062942	12.510303	3.71%	600,616
2013	10.489983	12.062942	14.99%	577,053
2012	9.601196	10.489983	9.26%	531,784
2011	9.741172	9.601196	-1.44%	557,754
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.349709	18.108305	10.76%	210,083
2019	13.610852	16.349709	20.12%	234,205
2018	14.961202	13.610852	-9.03%	262,722
2017	13.004110	14.961202	15.05%	319,155
2016	12.157144	13.004110	6.97%	445,454
2015	12.420412	12.157144	-2.12%	600,755
2014	12.001828	12.420412	3.49%	691,811
2013	9.946428	12.001828	20.66%	686,426
2012	8.867759	9.946428	12.16%	745,707
2011	9.188822	8.867759	-3.49%	823,601

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.498739	15.518411	7.03%	56,234
2019	12.957517	14.498739	11.89%	58,507
2018	13.651995	12.957517	-5.09%	70,788
2017	12.677532	13.651995	7.69%	74,891
2016	12.163369	12.677532	4.23%	86,871
2015	12.339855	12.163369	-1.43%	88,984
2014	11.948756	12.339855	3.27%	100,201
2013	10.967378	11.948756	8.95%	113,791
2012	10.295704	10.967378	6.52%	123,883
2011	10.230571	10.295704	0.64%	143,680

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	33.897602	38.022859	12.17%	108,380
2019	28.259403	33.897602	19.95%	139,542
2018	30.342557	28.259403	-6.87%	170,963
2017	26.044219	30.342557	16.50%	209,407
2016	27.136680	26.044219	-4.03%	244,021
2015	30.058875	27.136680	-9.72%	327,166
2014	32.212757	30.058875	-6.69%	392,656
2013	26.134935	32.212757	23.26%	451,395
2012	22.264390	26.134935	17.38%	507,879
2011	24.358030	22.264390	-8.60%	559,215
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	28.826494	32.401652	12.40%	95,374
2019	23.969918	28.826494	20.26%	87,040
2018	25.151943	23.969918	-4.70%	95,550
2017	22.927230	25.151943	9.70%	111,586
2016	22.812526	22.927230	0.50%	135,240
2015	23.235506	22.812526	-1.82%	148,202
2014	21.928322	23.235506	5.96%	163,258
2013	17.997212	21.928322	21.84%	171,604
2012	16.351422	17.997212	10.07%	174,990
2011	16.067514	16.351422	1.77%	178,041
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	39.129238	46.835323	19.69%	105,079
2019	30.303413	39.129238	29.12%	118,397
2018	32.220992	30.303413	-5.95%	147,207
2017	27.088407	32.220992	18.95%	170,078
2016	26.508820	27.088407	2.19%	198,457
2015	27.100586	26.508820	-2.18%	257,828
2014	25.085443	27.100586	8.03%	272,402
2013	19.075230	25.085443	31.51%	284,751
2012	16.328830	19.075230	16.82%	284,551
2011	16.305886	16.328830	0.14%	295,070
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.985884	16.379788	9.30%	205,803
2019	13.562499	14.985884	10.50%	201,124
2018	14.037327	13.562499	-3.38%	240,234
2017	13.700475	14.037327	2.46%	295,427
2016	13.369259	13.700475	2.48%	336,844
2015	13.545666	13.369259	-1.30%	364,735
2014	13.180303	13.545666	2.77%	386,301
2013	13.666699	13.180303	-3.56%	417,324
2012	13.117163	13.666699	4.19%	529,282
2011	12.409519	13.117163	5.70%	514,179

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.949213	4.323541	-37.78%	35,526
2019	6.817918	6.949213	1.93%	39,530
2018	10.510415	6.817918	-35.13%	38,822
2017	12.214456	10.510415	-13.95%	51,411
2016	9.215791	12.214456	32.54%	60,534
2015	12.017428	9.215791	-23.31%	80,378
2014	13.641281	12.017428	-11.90%	78,555
2013	10.840037	13.641281	25.84%	77,725
2012	10.856184	10.840037	-0.15%	87,893
2011	12.121889	10.856184	-10.44%	101,293
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.225951	11.959248	6.53%	64,458
2019	10.415762	11.225951	7.78%	50,058
2018	10.594018	10.415762	-1.68%	58,872
2017	10.314690	10.594018	2.71%	51,188
2016	9.782928	10.314690	5.44%	54,078
2015	10.202796	9.782928	-4.12%	59,133
2014	10.339128	10.202796	-1.32%	55,012
2013	10.316621	10.339128	0.22%	35,370
2012	9.843111	10.316621	4.81%	22,522
2011*	10.000000	9.843111	-1.57%	8,032
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	23.432719	23.808007	1.60%	70,903
2019	19.317649	23.432719	21.30%	93,051
2018	22.206955	19.317649	-13.01%	122,588
2017	19.508364	22.206955	13.83%	156,008
2016	18.516900	19.508364	5.35%	178,428
2015	19.193438	18.516900	-3.52%	212,530
2014	17.740200	19.193438	8.19%	239,326
2013	13.895373	17.740200	27.67%	246,763
2012	12.464939	13.895373	11.48%	243,920
2011	13.277054	12.464939	-6.12%	283,744
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	29.974626	35.601104	18.77%	34,102
2019	24.164982	29.974626	24.04%	37,919
2018	26.176537	24.164982	-7.68%	49,211
2017	21.340556	26.176537	22.66%	60,117
2016	22.343625	21.340556	-4.49%	66,239
2015	21.939292	22.343625	1.84%	79,091
2014	22.062674	21.939292	-0.56%	101,383
2013	18.786588	22.062674	17.44%	112,747
2012	16.156663	18.786588	16.28%	126,101
2011	17.698105	16.156663	-8.71%	146,572

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.411604	9.305143	-1.13%	85,645
2019	9.383070	9.411604	0.30%	61,592
2018	9.383716	9.383070	-0.01%	67,173
2017	9.470748	9.383716	-0.92%	101,016
2016	9.602245	9.470748	-1.37%	126,911
2015	9.746528	9.602245	-1.48%	148,349
2014	9.892967	9.746528	-1.48%	173,957
2013	10.041615	9.892967	-1.48%	143,292
2012	10.192915	10.041615	-1.48%	218,927
2011	10.345637	10.192915	-1.48%	252,935
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	44.805970	57.616524	28.59%	100,310
2019	33.303613	44.805970	34.54%	117,145
2018	33.058807	33.303613	0.74%	137,536
2017	25.947729	33.058807	27.41%	161,377
2016	26.023191	25.947729	-0.29%	181,246
2015	24.652235	26.023191	5.56%	214,844
2014	22.383816	24.652235	10.13%	234,623
2013	16.653049	22.383816	34.41%	251,061
2012	14.996060	16.653049	11.05%	277,461
2011	14.907401	14.996060	0.59%	309,510
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.541046	29.807503	4.44%	110,053
2019	26.058955	28.541046	9.52%	115,219
2018	27.029635	26.058955	-3.59%	137,457
2017	25.722220	27.029635	5.08%	169,177
2016	22.474859	25.722220	14.45%	205,544
2015	24.404668	22.474859	-7.91%	235,806
2014	24.313202	24.404668	0.38%	259,169
2013	22.338044	24.313202	8.84%	270,475
2012	19.115645	22.338044	16.86%	280,326
2011	18.436314	19.115645	3.68%	259,945
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	22.162886	23.399291	5.58%	28,069
2019	18.956457	22.162886	16.91%	33,095
2018	23.418364	18.956457	-19.05%	45,597
2017	19.303912	23.418364	21.31%	53,697
2016	19.387063	19.303912	-0.43%	62,963
2015	19.868603	19.387063	-2.42%	85,532
2014	19.884205	19.868603	-0.08%	91,336
2013	16.160805	19.884205	23.04%	95,786
2012	14.477968	16.160805	11.62%	103,197
2011	17.068079	14.477968	-15.18%	122,860

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.189183	10.451723	2.58%	55,489
2019	9.924642	10.189183	2.67%	38,791
2018	9.998546	9.924642	-0.74%	47,626
2017	10.010048	9.998546	-0.11%	42,890
2016	9.968602	10.010048	0.42%	52,329
2015	10.032926	9.968602	-0.64%	41,603
2014	10.087359	10.032926	-0.54%	56,667
2013	10.296350	10.087359	-2.03%	62,088
2012	10.112554	10.296350	1.82%	58,028
2011*	10.000000	10.112554	1.13%	10,202
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.163274	56.011662	46.77%	36,274
2019	28.087639	38.163274	35.87%	48,803
2018	28.534447	28.087639	-1.57%	69,516
2017	22.827858	28.534447	25.00%	85,720
2016	21.838948	22.827858	4.53%	103,347
2015	23.531700	21.838948	-7.19%	138,118
2014	22.147186	23.531700	6.25%	137,730
2013	17.303914	22.147186	27.99%	139,109
2012	15.470246	17.303914	11.85%	138,765
2011	15.793798	15.470246	-2.05%	160,808
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.721076	7.560194	-13.31%	64,107
2019	8.088974	8.721076	7.81%	83,219
2018	10.698342	8.088974	-24.39%	89,038
2017	10.547688	10.698342	1.43%	102,482
2016	8.648612	10.547688	21.96%	123,374
2015	11.314338	8.648612	-23.56%	151,337
2014	13.208740	11.314338	-14.34%	171,175
2013	12.439432	13.208740	6.18%	196,792
2012	12.395779	12.439432	0.35%	226,518
2011	16.019968	12.395779	-22.62%	258,581
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	19.341479	22.043118	13.97%	48,606
2019	15.933491	19.341479	21.39%	71,883
2018	16.898416	15.933491	-5.71%	101,936
2017	14.315472	16.898416	18.04%	127,090
2016	13.866653	14.315472	3.24%	160,752
2015	14.030275	13.866653	-1.17%	217,043
2014	13.583967	14.030275	3.29%	241,711
2013	10.847792	13.583967	25.22%	242,941
2012	9.817179	10.847792	10.50%	261,650
2011	10.398137	9.817179	-5.59%	264,318

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	15.098663	16.756294	10.98%	132,434
2019	13.369181	15.098663	12.94%	99,162
2018	13.840606	13.369181	-3.41%	112,186
2017	12.714560	13.840606	8.86%	204,373
2016	12.550907	12.714560	1.30%	262,539
2015	12.684890	12.550907	-1.06%	268,282
2014	12.455703	12.684890	1.84%	267,461
2013	11.020322	12.455703	13.02%	275,400
2012	10.461482	11.020322	5.34%	316,090
2011	10.541299	10.461482	-0.76%	254,954
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	13.182461	14.162052	7.43%	3,076
2020	11.406988	13.182461	15.56%	21,790
2018	12.064508	11.406988	-5.45%	18,641
2017	10.762529	12.064508	12.10%	0
2016	10.731438	10.762529	0.29%	0
2015	10.941536	10.731438	-1.92%	0
2014	10.706638	10.941536	2.19%	0
2013*	10.000000	10.706638	7.07%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	16.743206	18.858291	12.63%	504,484
2019	14.277931	16.743206	17.27%	568,176
2018	15.085231	14.277931	-5.35%	813,625
2017	13.352116	15.085231	12.98%	981,851
2016	13.078180	13.352116	2.09%	1,039,551
2015	13.235183	13.078180	-1.19%	1,130,155
2014	12.890601	13.235183	2.67%	1,232,458
2013	10.830478	12.890601	19.02%	1,312,403
2012	10.038977	10.830478	7.88%	1,300,917
2011	10.342470	10.038977	-2.93%	1,064,441
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.678629	14.782335	8.07%	0
2020	11.640926	13.678629	17.50%	0
2018	12.408880	11.640926	-6.19%	0
2017	10.888186	12.408880	13.97%	0
2016	10.798742	10.888186	0.83%	0
2015	11.041261	10.798742	-2.20%	0
2014	10.788033	11.041261	2.35%	0
2013*	10.000000	10.788033	7.88%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	18.231915	20.673435	13.39%	889,034
2019	15.246836	18.231915	19.58%	1,145,843
2018	16.244963	15.246836	-6.14%	1,419,210
2017	14.129358	16.244963	14.97%	1,687,308
2016	13.723818	14.129358	2.96%	1,944,402
2015	13.924490	13.723818	-1.44%	2,017,763
2014	13.513100	13.924490	3.04%	2,086,926
2013	11.080111	13.513100	21.96%	2,122,313
2012	10.151340	11.080111	9.15%	2,078,238
2011	10.626202	10.151340	-4.47%	1,956,505
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.511880	13.508535	7.97%	809
2020	11.055965	12.511880	13.17%	825
2018	11.560407	11.055965	-4.36%	804
2017	10.493050	11.560407	10.17%	4,668
2016	10.525505	10.493050	-0.31%	817
2015	10.741475	10.525505	-2.01%	0
2014	10.581242	10.741475	1.51%	0
2013*	10.000000	10.581242	5.81%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	16.192053	18.105113	11.81%	217,308
2019	14.068625	16.192053	15.09%	294,690
2018	14.675413	14.068625	-4.13%	301,196
2017	13.211616	14.675413	11.08%	329,826
2016	13.008937	13.211616	1.56%	398,190
2015	13.163822	13.008937	-1.18%	435,030
2014	12.865293	13.163822	2.32%	448,639
2013	11.096291	12.865293	15.94%	460,252
2012	10.391639	11.096291	6.78%	462,831
2011	10.549700	10.391639	-1.50%	476,816
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	70.734946	94.313219	33.33%	48,539
2019	48.039733	70.734946	47.24%	56,908
2018	51.470099	48.039733	-6.66%	74,796
2017	39.549439	51.470099	30.14%	86,539
2016	39.540301	39.549439	0.02%	112,868
2015	41.332691	39.540301	-4.34%	139,146
2014	40.775381	41.332691	1.37%	152,189
2013	26.470207	40.775381	54.04%	170,132
2012	21.023303	26.470207	25.91%	186,037
2011	22.649175	21.023303	-7.18%	201,568

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	26.685936	25.463051	-4.58%	26,467
2019	21.773434	26.685936	22.56%	28,049
2018	23.411610	21.773434	-7.00%	37,025
2017	22.552363	23.411610	3.81%	49,566
2016	21.958015	22.552363	2.71%	53,425
2015	21.274697	21.958015	3.21%	63,412
2014	16.592943	21.274697	28.22%	74,449
2013	16.657383	16.592943	-0.39%	86,308
2012	14.366281	16.657383	15.95%	104,710
2011	13.888934	14.366281	3.44%	110,830
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	31.263620	32.957897	5.42%	19,246
2019	25.529138	31.263620	22.46%	20,861
2018	28.956990	25.529138	-11.84%	26,445
2017	25.848663	28.956990	12.03%	31,474
2016	20.361144	25.848663	26.95%	38,588
2015	21.894108	20.361144	-7.00%	41,283
2014	20.764343	21.894108	5.44%	50,083
2013	15.787123	20.764343	31.53%	55,766
2012	13.510616	15.787123	16.85%	62,973
2011	15.727345	13.510616	-14.09%	79,625
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	37.009072	50.184390	35.60%	36,875
2019	30.455574	37.009072	21.52%	40,609
2018	32.248908	30.455574	-5.56%	66,354
2017	26.591298	32.248908	21.28%	56,822
2016	26.230516	26.591298	1.38%	65,475
2015	26.137932	26.230516	0.35%	79,457
2014	26.119653	26.137932	0.07%	91,241
2013	18.496846	26.119653	41.21%	103,419
2012	17.856971	18.496846	3.58%	104,827
2011	20.278583	17.856971	-11.94%	114,763
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	32.723902	32.872613	0.45%	52,819
2019	26.298122	32.723902	24.43%	55,768
2018	28.783755	26.298122	-8.64%	67,049
2017	25.975309	28.783755	10.81%	84,684
2016	23.726668	25.975309	9.48%	100,734
2015	25.069503	23.726668	-5.36%	125,735
2014	22.940644	25.069503	9.28%	146,880
2013	17.208804	22.940644	33.31%	146,869
2012	14.696610	17.208804	17.09%	155,845
2011	16.097926	14.696610	-8.70%	166,703

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	16.327009	18.143255	11.12%	6,937
2019	13.396394	16.327009	21.88%	6,937
2018	14.922962	13.396394	-10.23%	675
2017	12.792041	14.922962	16.66%	2,735
2016	11.863128	12.792041	7.83%	7,235
2015	12.165216	11.863128	-2.48%	623
2014	11.763996	12.165216	3.41%	249
2013	9.385708	11.763996	25.34%	249
2012	8.221477	9.385708	14.16%	153
2011	8.687982	8.221477	-5.37%	153
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.432653	19.863986	7.77%	19,792
2019	16.224333	18.432653	13.61%	20,112
2018	17.312336	16.224333	-6.28%	22,696
2017	15.814908	17.312336	9.47%	22,984
2016	15.103185	15.814908	4.71%	23,181
2015	15.359866	15.103185	-1.67%	23,584
2014	14.910100	15.359866	3.02%	23,841
2013	13.345609	14.910100	11.72%	24,020
2012	12.386680	13.345609	7.74%	23,857
2011	12.464635	12.386680	-0.63%	8,246
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.454646	24.687698	9.94%	74,118
2019	19.006574	22.454646	18.14%	78,846
2018	20.632705	19.006574	-7.88%	82,475
2017	18.244283	20.632705	13.09%	84,973
2016	17.190894	18.244283	6.13%	85,663
2015	17.546007	17.190894	-2.02%	17,184
2014	16.930775	17.546007	3.63%	17,379
2013	14.384375	16.930775	17.70%	17,617
2012	13.010184	14.384375	10.56%	17,895
2011	13.332645	13.010184	-2.42%	14,223
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.890644	13.549929	5.11%	37,619
2019	11.947951	12.890644	7.89%	8,739
2018	12.353681	11.947951	-3.28%	9,276
2017	11.866926	12.353681	4.10%	9,751
2016	11.554496	11.866926	2.70%	14,455
2015	11.699473	11.554496	-1.24%	16,105
2014	11.432862	11.699473	2.33%	24,202
2013	11.071993	11.432862	3.26%	26,044
2012	10.687848	11.071993	3.59%	12,335
2011	10.541287	10.687848	1.39%	13,009

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.390606	12.761312	2.99%	2,625
2020	11.132278	12.390606	11.30%	2,642
2018	11.976497	11.132278	-7.05%	0
2017	10.662339	11.976497	12.33%	0
2016	10.239809	10.662339	4.13%	0
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.974256	13.588342	4.73%	2,126
2020	11.429080	12.974256	13.52%	2,139
2018	12.351930	11.429080	-7.47%	0
2017	10.720903	12.351930	15.21%	0
2016	10.176380	10.720903	5.35%	0
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	15.414217	16.753637	8.69%	39,778
2019	13.290531	15.414217	15.98%	53,958
2018	14.306678	13.290531	-7.10%	85,945
2017	12.861357	14.306678	11.24%	98,795
2016	12.186221	12.861357	5.54%	127,529
2015	12.413348	12.186221	-1.83%	121,482
2014	11.981599	12.413348	3.60%	160,863
2013	10.429821	11.981599	14.88%	140,558
2012	9.555847	10.429821	9.15%	159,484
2011	9.704976	9.555847	-1.54%	160,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.140898	17.858923	10.64%	140,785
2019	13.450655	16.140898	20.00%	164,257
2018	14.800216	13.450655	-9.12%	198,392
2017	12.877200	14.800216	14.93%	252,013
2016	12.050677	12.877200	6.86%	278,767
2015	12.324131	12.050677	-2.22%	298,130
2014	11.920884	12.324131	3.38%	338,302
2013	9.889371	11.920884	20.54%	324,340
2012	8.825856	9.889371	12.05%	343,591
2011	9.154678	8.825856	-3.59%	369,896

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.313539	15.304664	6.92%	22,754
2019	12.804992	14.313539	11.78%	25,336
2018	13.505067	12.804992	-5.18%	24,127
2017	12.553780	13.505067	7.58%	25,326
2016	12.056834	12.553780	4.12%	27,404
2015	12.244177	12.056834	-1.53%	28,871
2014	11.868151	12.244177	3.17%	34,737
2013	10.904456	11.868151	8.84%	31,614
2012	10.247049	10.904456	6.42%	36,864
2011	10.192533	10.247049	0.53%	24,049

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	29.734115	33.335756	12.11%	57,222
2019	24.801025	29.734115	19.89%	67,001
2018	26.642840	24.801025	-6.91%	111,284
2017	22.880174	26.642840	16.45%	149,965
2016	23.851990	22.880174	-4.07%	187,603
2015	26.433897	23.851990	-9.77%	234,160
2014	28.342424	26.433897	-6.73%	256,149
2013	23.006518	28.342424	23.19%	303,861
2012	19.609258	23.006518	17.32%	351,299
2011	21.464104	19.609258	-8.64%	352,256
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	23.670051	26.592202	12.35%	19,799
2019	19.692204	23.670051	20.20%	23,319
2018	20.673833	19.692204	-4.75%	39,660
2017	18.854746	20.673833	9.65%	52,568
2016	18.769920	18.854746	0.45%	64,531
2015	19.127654	18.769920	-1.87%	98,680
2014	18.060734	19.127654	5.91%	111,758
2013	14.830504	18.060734	21.78%	126,110
2012	13.481162	14.830504	10.01%	122,231
2011	13.253800	13.481162	1.72%	113,405
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	33.152782	39.661734	19.63%	46,170
2019	25.688021	33.152782	29.06%	53,797
2018	27.327495	25.688021	-6.00%	77,104
2017	22.986043	27.327495	18.89%	91,690
2016	22.505629	22.986043	2.13%	107,712
2015	23.019716	22.505629	-2.23%	125,421
2014	21.318833	23.019716	7.98%	133,731
2013	16.219284	21.318833	31.44%	167,947
2012	13.891147	16.219284	16.76%	153,769
2011	13.878654	13.891147	0.09%	151,638
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.087412	15.389920	9.25%	61,095
2019	12.755841	14.087412	10.44%	65,040
2018	13.209166	12.755841	-3.43%	104,366
2017	12.898716	13.209166	2.41%	134,875
2016	12.593257	12.898716	2.43%	184,155
2015	12.765907	12.593257	-1.35%	213,516
2014	12.427899	12.765907	2.72%	233,925
2013	12.893064	12.427899	-3.61%	247,053
2012	12.380937	12.893064	4.14%	332,211
2011	11.718943	12.380937	5.65%	304,191

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.901124	4.291435	-37.82%	58,404
2019	6.774172	6.901124	1.87%	61,638
2018	10.448319	6.774172	-35.16%	71,321
2017	12.148443	10.448319	-13.99%	73,925
2016	9.170620	12.148443	32.47%	80,789
2015	11.964611	9.170620	-23.35%	71,048
2014	13.588234	11.964611	-11.95%	69,118
2013	10.803363	13.588234	25.78%	75,081
2012	10.824965	10.803363	-0.20%	61,662
2011	12.093154	10.824965	-10.49%	69,620
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.176675	11.900713	6.48%	21,442
2019	10.375299	11.176675	7.72%	21,501
2018	10.558256	10.375299	-1.73%	29,612
2017	10.285079	10.558256	2.66%	26,615
2016	9.759788	10.285079	5.38%	28,355
2015	10.183830	9.759788	-4.16%	25,707
2014	10.325141	10.183830	-1.37%	31,204
2013	10.307905	10.325141	0.17%	49,906
2012	9.839798	10.307905	4.76%	27,171
2011*	10.000000	9.839798	-1.60%	31,421
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.981878	23.338086	1.55%	13,918
2019	18.955600	22.981878	21.24%	20,226
2018	21.801901	18.955600	-13.06%	43,365
2017	19.162237	21.801901	13.78%	58,257
2016	18.197575	19.162237	5.30%	66,670
2015	18.872020	18.197575	-3.57%	72,972
2014	17.451971	18.872020	8.14%	81,794
2013	13.676551	17.451971	27.61%	90,350
2012	12.274887	13.676551	11.42%	129,021
2011	13.081254	12.274887	-6.16%	141,301
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	23.782904	28.232805	18.71%	23,466
2019	19.183066	23.782904	23.98%	29,266
2018	20.790539	19.183066	-7.73%	36,272
2017	16.958178	20.790539	22.60%	36,284
2016	17.764254	16.958178	-4.54%	41,152
2015	17.451646	17.764254	1.79%	40,831
2014	17.558693	17.451646	-0.61%	44,692
2013	14.958996	17.558693	17.38%	71,849
2012	12.871437	14.958996	16.22%	69,273
2011	14.106597	12.871437	-8.76%	72,128

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.444616	9.333052	-1.18%	70,088
2019	9.420769	9.444616	0.25%	94,801
2018	9.426227	9.420769	-0.06%	41,639
2017	9.518465	9.426227	-0.97%	21,292
2016	9.655509	9.518465	-1.42%	64,312
2015	9.805565	9.655509	-1.53%	29,894
2014	9.957947	9.805565	-1.53%	169,490
2013	10.112701	9.957947	-1.53%	49,602
2012	10.270293	10.112701	-1.53%	31,852
2011	10.429456	10.270293	-1.53%	32,451
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	36.037197	46.317155	28.53%	22,547
2019	26.799507	36.037197	34.47%	35,837
2018	26.616100	26.799507	0.69%	54,002
2017	20.901439	26.616100	27.34%	68,541
2016	20.972835	20.901439	-0.34%	80,313
2015	19.878026	20.972835	5.51%	94,753
2014	18.058082	19.878026	10.08%	103,200
2013	13.441612	18.058082	34.34%	113,630
2012	12.110323	13.441612	10.99%	136,522
2011	12.044824	12.110323	0.54%	110,351
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	23.284169	24.305026	4.38%	50,282
2019	21.270041	23.284169	9.47%	66,150
2018	22.073605	21.270041	-3.64%	113,895
2017	21.016545	22.073605	5.03%	124,663
2016	18.372556	21.016545	14.39%	141,249
2015	19.960250	18.372556	-7.95%	185,462
2014	19.895541	19.960250	0.33%	199,135
2013	18.288539	19.895541	8.79%	214,105
2012	15.658270	18.288539	16.80%	210,412
2011	15.109456	15.658270	3.63%	185,799
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.044763	20.097019	5.53%	29,587
2019	16.297724	19.044763	16.86%	29,429
2018	20.144131	16.297724	-19.09%	43,256
2017	16.613343	20.144131	21.25%	48,392
2016	16.693349	16.613343	-0.48%	57,720
2015	17.116676	16.693349	-2.47%	61,890
2014	17.138817	17.116676	-0.13%	69,172
2013	13.936569	17.138817	22.98%	73,235
2012	12.491691	13.936569	11.57%	109,000
2011	14.733927	12.491691	-15.22%	99,392

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.144429	10.400538	2.52%	19,657
2019	9.886062	10.144429	2.61%	27,283
2018	9.964759	9.886062	-0.79%	62,470
2017	9.981274	9.964759	-0.17%	59,573
2016	9.944984	9.981274	0.36%	65,554
2015	10.014251	9.944984	-0.69%	70,867
2014	10.073701	10.014251	-0.59%	77,347
2013	10.287642	10.073701	-2.08%	44,788
2012	10.109149	10.287642	1.77%	35,838
2011*	10.000000	10.109149	1.09%	45,872
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.881684	55.570198	46.69%	26,222
2019	27.894563	37.881684	35.80%	28,440
2018	28.352777	27.894563	-1.62%	36,477
2017	22.694004	28.352777	24.94%	51,895
2016	21.721890	22.694004	4.48%	59,900
2015	23.417464	21.721890	-7.24%	64,606
2014	22.050877	23.417464	6.20%	62,149
2013	17.237411	22.050877	27.92%	69,596
2012	15.418643	17.237411	11.80%	68,404
2011	15.749092	15.418643	-2.10%	56,550
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.656735	7.500596	-13.36%	48,772
2019	8.033367	8.656735	7.76%	42,611
2018	10.630219	8.033367	-24.43%	58,877
2017	10.485823	10.630219	1.38%	68,440
2016	8.602237	10.485823	21.90%	70,955
2015	11.259404	8.602237	-23.60%	81,136
2014	13.151303	11.259404	-14.39%	75,803
2013	12.391620	13.151303	6.13%	86,812
2012	12.354431	12.391620	0.30%	101,034
2011	15.974616	12.354431	-22.66%	97,865
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	19.225583	21.899911	13.91%	47,604
2019	15.846064	19.225583	21.33%	57,242
2018	16.814292	15.846064	-5.76%	57,915
2017	14.251422	16.814292	17.98%	58,604
2016	13.811606	14.251422	3.18%	58,513
2015	13.981670	13.811606	-1.22%	70,779
2014	13.543786	13.981670	3.23%	71,178
2013	10.821184	13.543786	25.16%	72,927
2012	9.798091	10.821184	10.44%	73,022
2011	10.383183	9.798091	-5.63%	77,925

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	15.008216	16.647475	10.92%	133,508
2019	13.295841	15.008216	12.88%	145,024
2018	13.771725	13.295841	-3.46%	167,757
2017	12.657690	13.771725	8.80%	163,235
2016	12.501091	12.657690	1.25%	184,084
2015	12.640955	12.501091	-1.11%	190,100
2014	12.418858	12.640955	1.79%	204,793
2013	10.993295	12.418858	12.97%	218,935
2012	10.441137	10.993295	5.29%	240,570
2011	10.526130	10.441137	-0.81%	260,163
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	13.139789	14.109043	7.38%	0
2020	11.375836	13.139789	15.51%	0
2018	12.037710	11.375836	-5.50%	0
2017	10.744058	12.037710	12.04%	0
2016	10.718432	10.744058	0.24%	0
2015	10.933840	10.718432	-1.97%	0
2014	10.704542	10.933840	2.14%	3,143
2013*	10.000000	10.704542	7.05%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	16.642896	18.735798	12.58%	194,971
2019	14.199591	16.642896	17.21%	223,859
2018	15.010133	14.199591	-5.40%	307,924
2017	13.292366	15.010133	12.92%	423,180
2016	13.026234	13.292366	2.04%	483,255
2015	13.189312	13.026234	-1.24%	547,459
2014	12.852447	13.189312	2.62%	549,764
2013	10.803901	12.852447	18.96%	562,493
2012	10.019447	10.803901	7.83%	592,533
2011	10.327587	10.019447	-2.98%	557,408
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.634352	14.727010	8.01%	0
2020	11.609132	13.634352	17.45%	0
2018	12.381309	11.609132	-6.24%	0
2017	10.869493	12.381309	13.91%	3,198
2016	10.785671	10.869493	0.78%	3,185
2015	11.033500	10.785671	-2.25%	3,084
2014	10.785922	11.033500	2.30%	0
2013*	10.000000	10.785922	7.86%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	18.122687	20.539160	13.33%	217,805
2019	15.163186	18.122687	19.52%	272,930
2018	16.164099	15.163186	-6.19%	333,344
2017	14.066146	16.164099	14.91%	406,763
2016	13.669335	14.066146	2.90%	445,269
2015	13.876256	13.669335	-1.49%	461,513
2014	13.473128	13.876256	2.99%	463,263
2013	11.052945	13.473128	21.90%	479,490
2012	10.131608	11.052945	9.09%	475,878
2011	10.610922	10.131608	-4.52%	359,166
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.471357	13.457953	7.91%	0
2020	11.025759	12.471357	13.11%	0
2018	11.534719	11.025759	-4.41%	0
2017	10.475039	11.534719	10.12%	0
2016	10.512762	10.475039	-0.36%	0
2015	10.733925	10.512762	-2.06%	0
2014	10.579171	10.733925	1.46%	0
2013*	10.000000	10.579171	5.79%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	16.095007	17.987472	11.76%	93,988
2019	13.991413	16.095007	15.03%	120,886
2018	14.602331	13.991413	-4.18%	168,362
2017	13.152476	14.602331	11.02%	175,640
2016	12.957262	13.152476	1.51%	238,293
2015	13.118201	12.957262	-1.23%	271,320
2014	12.827217	13.118201	2.27%	302,457
2013	11.069075	12.827217	15.88%	381,164
2012	10.371427	11.069075	6.73%	423,030
2011	10.534505	10.371427	-1.55%	372,849
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	51.169472	68.191345	33.27%	28,764
2019	34.769455	51.169472	47.17%	33,331
2018	37.271266	34.769455	-6.71%	48,136
2017	28.653605	37.271266	30.08%	62,368
2016	28.661494	28.653605	-0.03%	75,545
2015	29.975968	28.661494	-4.39%	90,098
2014	29.586806	29.975968	1.32%	100,460
2013	19.216639	29.586806	53.96%	123,144
2012	15.270105	19.216639	25.84%	128,346
2011	16.459382	15.270105	-7.23%	128,612

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	26.477920	25.251737	-4.63%	17,638
2019	21.614672	26.477920	22.50%	18,651
2018	23.252769	21.614672	-7.04%	33,891
2017	22.410688	23.252769	3.76%	38,910
2016	21.831122	22.410688	2.65%	45,697
2015	21.162487	21.831122	3.16%	49,833
2014	16.513804	21.162487	28.15%	55,963
2013	16.586365	16.513804	-0.44%	60,583
2012	14.312311	16.586365	15.89%	62,296
2011	13.843765	14.312311	3.38%	59,349
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	27.317329	28.783138	5.37%	11,371
2019	22.318020	27.317329	22.40%	15,067
2018	25.327663	22.318020	-11.88%	20,333
2017	22.620372	25.327663	11.97%	29,687
2016	17.827225	22.620372	26.89%	34,414
2015	19.179150	17.827225	-7.05%	37,237
2014	18.198716	19.179150	5.39%	41,852
2013	13.843507	18.198716	31.46%	45,500
2012	11.853305	13.843507	16.79%	61,427
2011	13.805109	11.853305	-14.14%	59,021
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	25.066309	33.972735	35.53%	34,520
2019	20.638089	25.066309	21.46%	38,723
2018	21.864497	20.638089	-5.61%	56,172
2017	18.037809	21.864497	21.21%	38,212
2016	17.802077	18.037809	1.32%	45,405
2015	17.748255	17.802077	0.30%	51,154
2014	17.744857	17.748255	0.02%	58,165
2013	12.572544	17.744857	41.14%	80,629
2012	12.143784	12.572544	3.53%	68,875
2011	13.797604	12.143784	-11.99%	56,689
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	24.541626	24.640641	0.40%	22,165
2019	19.732563	24.541626	24.37%	23,814
2018	21.608673	19.732563	-8.68%	27,727
2017	19.510173	21.608673	10.76%	43,719
2016	17.830236	19.510173	9.42%	51,449
2015	18.848925	17.830236	-5.40%	57,277
2014	17.257066	18.848925	9.22%	66,889
2013	12.951866	17.257066	33.24%	66,329
2012	11.066744	12.951866	17.03%	70,329
2011	12.128100	11.066744	-8.75%	55,098

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	16.222291	18.017755	11.07%	0
2019	13.317225	16.222291	21.81%	0
2018	14.842363	13.317225	-10.28%	0
2017	12.729391	14.842363	16.60%	0
2016	11.811000	12.729391	7.78%	0
2015	12.117913	11.811000	-2.53%	0
2014	11.724203	12.117913	3.36%	0
2013	9.358717	11.724203	25.28%	0
2012	8.202013	9.358717	14.10%	0
2011	8.671815	8.202013	-5.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.333117	19.746710	7.71%	0
2019	16.144913	18.333117	13.55%	0
2018	17.236395	16.144913	-6.33%	10,326
2017	15.753493	17.236395	9.41%	12,307
2016	15.052157	15.753493	4.66%	11,275
2015	15.315747	15.052157	-1.72%	13,195
2014	14.874829	15.315747	2.96%	48,439
2013	13.320802	14.874829	11.67%	45,408
2012	12.369957	13.320802	7.69%	35,786
2011	12.454099	12.369957	-0.68%	26,234
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.333354	24.541887	9.89%	2,886
2019	18.913496	22.333354	18.08%	2,872
2018	20.542159	18.913496	-7.93%	11,555
2017	18.173412	20.542159	13.03%	13,647
2016	17.132782	18.173412	6.07%	13,593
2015	17.495582	17.132782	-2.07%	13,875
2014	16.890696	17.495582	3.58%	13,729
2013	14.357616	16.890696	17.64%	13,604
2012	12.992591	14.357616	10.51%	14,832
2011	13.321369	12.992591	-2.47%	13,899
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.808001	13.456230	5.06%	0
2019	11.877371	12.808001	7.84%	0
2018	12.286977	11.877371	-3.33%	0
2017	11.808824	12.286977	4.05%	0
2016	11.503747	11.808824	2.65%	1,212
2015	11.654016	11.503747	-1.29%	1,220
2014	11.394224	11.654016	2.28%	35,654
2013	11.040180	11.394224	3.21%	35,830
2012	10.662562	11.040180	3.54%	36,006
2011	10.521669	10.662562	1.34%	36,175

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.348734	12.711733	2.94%	0
2020	11.100294	12.348734	11.25%	0
2018	11.948195	11.100294	-7.10%	0
2017	10.642523	11.948195	12.27%	0
2016	10.225951	10.642523	4.07%	0
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.930415	13.535561	4.68%	0
2020	11.396248	12.930415	13.46%	0
2018	12.322727	11.396248	-7.52%	0
2017	10.700974	12.322727	15.16%	0
2016	10.162604	10.700974	5.30%	0
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	15.315381	16.637757	8.63%	15,684
2019	13.212015	15.315381	15.92%	15,702
2018	14.229427	13.212015	-7.15%	28,197
2017	12.798387	14.229427	11.18%	28,414
2016	12.132692	12.798387	5.49%	30,828
2015	12.365100	12.132692	-1.88%	33,152
2014	11.941096	12.365100	3.55%	37,213
2013	10.399843	11.941096	14.82%	33,840
2012	9.533233	10.399843	9.09%	36,252
2011	9.686920	9.533233	-1.59%	36,001
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.037354	17.735343	10.59%	10,479
2019	13.371160	16.037354	19.94%	10,531
2018	14.720265	13.371160	-9.16%	10,520
2017	12.814121	14.720265	14.88%	12,617
2016	11.997721	12.814121	6.80%	12,687
2015	12.276219	11.997721	-2.27%	13,277
2014	11.880578	12.276219	3.33%	15,985
2013	9.860931	11.880578	20.48%	16,130
2012	8.804956	9.860931	11.99%	28,219
2011	9.137618	8.804956	-3.64%	28,588

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.221765	15.198816	6.87%	11,472
2019	12.729349	14.221765	11.72%	47,033
2018	13.432148	12.729349	-5.23%	65,398
2017	12.492327	13.432148	7.52%	66,734
2016	12.003898	12.492327	4.07%	69,706
2015	12.196627	12.003898	-1.58%	71,834
2014	11.828065	12.196627	3.12%	76,483
2013	10.873134	11.828065	8.78%	19,496
2012	10.222821	10.873134	6.36%	8,983
2011	10.173575	10.222821	0.48%	6,062

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	29.495936	33.051939	12.06%	5,546
2019	24.614854	29.495936	19.83%	5,659
2018	26.456365	24.614854	-6.96%	5,942
2017	22.731545	26.456365	16.39%	8,446
2016	23.709048	22.731545	-4.12%	8,688
2015	26.288846	23.709048	-9.81%	9,607
2014	28.201230	26.288846	-6.78%	17,210
2013	22.903534	28.201230	23.13%	17,365
2012	19.531415	22.903534	17.27%	19,583
2011	21.389752	19.531415	-8.69%	18,302
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	23.480441	26.365786	12.29%	1,716
2019	19.544389	23.480441	20.14%	1,751
2018	20.529133	19.544389	-4.80%	1,806
2017	18.732270	20.529133	9.59%	1,834
2016	18.657450	18.732270	0.40%	1,848
2015	19.022708	18.657450	-1.92%	3,972
2014	17.970769	19.022708	5.85%	4,545
2013	14.764116	17.970769	21.72%	4,897
2012	13.427649	14.764116	9.95%	4,252
2011	13.207877	13.427649	1.66%	4,116
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	32.887228	39.324063	19.57%	532
2019	25.495209	32.887228	28.99%	1,089
2018	27.136250	25.495209	-6.05%	1,189
2017	22.836744	27.136250	18.83%	1,136
2016	22.370781	22.836744	2.08%	1,160
2015	22.893415	22.370781	-2.28%	2,478
2014	21.212649	22.893415	7.92%	2,844
2013	16.146696	21.212649	31.37%	4,810
2012	13.836018	16.146696	16.70%	3,378
2011	13.830590	13.836018	0.04%	5,520
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	13.974521	15.258850	9.19%	30,864
2019	12.660045	13.974521	10.38%	30,262
2018	13.116669	12.660045	-3.48%	30,398
2017	12.814891	13.116669	2.35%	29,285
2016	12.517759	12.814891	2.37%	36,099
2015	12.695818	12.517759	-1.40%	17,646
2014	12.365937	12.695818	2.67%	20,243
2013	12.835306	12.365937	-3.66%	19,975
2012	12.331752	12.835306	4.08%	24,784
2011	11.678304	12.331752	5.60%	19,787

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.853326	4.259547	-37.85%	5,526
2019	6.730673	6.853326	1.82%	3,641
2018	10.386537	6.730673	-35.20%	2,809
2017	12.082734	10.386537	-14.04%	3,080
2016	9.125643	12.082734	32.40%	2,489
2015	11.911999	9.125643	-23.39%	2,800
2014	13.535373	11.911999	-11.99%	2,435
2013	10.766806	13.535373	25.71%	3,642
2012	10.793830	10.766806	-0.25%	4,631
2011	12.064496	10.793830	-10.53%	5,301
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.127602	11.842441	6.42%	7,516
2019	10.334992	11.127602	7.67%	7,285
2018	10.522613	10.334992	-1.78%	7,055
2017	10.255548	10.522613	2.60%	7,072
2016	9.736684	10.255548	5.33%	9,531
2015	10.164886	9.736684	-4.21%	8,713
2014	10.311178	10.164886	-1.42%	9,424
2013	10.299194	10.311178	0.12%	9,181
2012	9.836485	10.299194	4.70%	1,020
2011*	10.000000	9.836485	-1.64%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.797762	23.139357	1.50%	799
2019	18.813294	22.797762	21.18%	793
2018	21.649295	18.813294	-13.10%	808
2017	19.037747	21.649295	13.72%	1,387
2016	18.088516	19.037747	5.25%	1,418
2015	18.768453	18.088516	-3.62%	1,466
2014	17.365025	18.768453	8.08%	2,757
2013	13.615323	17.365025	27.54%	2,825
2012	12.226153	13.615323	11.36%	2,882
2011	13.035921	12.226153	-6.21%	2,289
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	23.592400	27.992439	18.65%	510
2019	19.039079	23.592400	23.92%	535
2018	20.645035	19.039079	-7.78%	546
2017	16.848018	20.645035	22.54%	553
2016	17.657807	16.848018	-4.59%	581
2015	17.355897	17.657807	1.74%	564
2014	17.471243	17.355897	-0.66%	583
2013	14.892044	17.471243	17.32%	1,442
2012	12.820352	14.892044	16.16%	1,404
2011	14.057741	12.820352	-8.80%	1,705

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.368145	9.252770	-1.23%	0
2019	9.349245	9.368145	0.20%	0
2018	9.359438	9.349245	-0.11%	0
2017	9.455817	9.359438	-1.02%	0
2016	9.596821	9.455817	-1.47%	0
2015	9.750919	9.596821	-1.58%	0
2014	9.907487	9.750919	-1.58%	0
2013	10.066567	9.907487	-1.58%	0
2012	10.228653	10.066567	-1.58%	0
2011	10.392431	10.228653	-1.58%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	35.748522	45.922809	28.46%	1,466
2019	26.598338	35.748522	34.40%	3,125
2018	26.429815	26.598338	0.64%	3,255
2017	20.765662	26.429815	27.28%	3,583
2016	20.847154	20.765662	-0.39%	4,416
2015	19.768947	20.847154	5.45%	5,985
2014	17.968113	19.768947	10.02%	3,486
2013	13.381432	17.968113	34.28%	6,632
2012	12.062239	13.381432	10.94%	9,661
2011	12.003087	12.062239	0.49%	11,165
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	23.097674	24.098103	4.33%	5,531
2019	21.110393	23.097674	9.41%	5,538
2018	21.919115	21.110393	-3.69%	5,519
2017	20.880030	21.919115	4.98%	5,961
2016	18.262458	20.880030	14.33%	5,750
2015	19.850722	18.262458	-8.00%	9,921
2014	19.796423	19.850722	0.27%	10,557
2013	18.206672	19.796423	8.73%	10,902
2012	15.596106	18.206672	16.74%	10,890
2011	15.057096	15.596106	3.58%	10,667
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.892173	19.925864	5.47%	1,116
2019	16.175357	18.892173	16.80%	1,093
2018	20.003100	16.175357	-19.14%	1,149
2017	16.505394	20.003100	21.19%	966
2016	16.593286	16.505394	-0.53%	1,067
2015	17.022727	16.593286	-2.52%	1,032
2014	17.053416	17.022727	-0.18%	1,047
2013	13.874174	17.053416	22.91%	1,070
2012	12.442095	13.874174	11.51%	1,780
2011	14.682892	12.442095	-15.26%	4,256

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.099882	10.349611	2.47%	0
2019	9.847656	10.099882	2.56%	0
2018	9.931110	9.847656	-0.84%	0
2017	9.952617	9.931110	-0.22%	0
2016	9.921456	9.952617	0.31%	0
2015	9.995637	9.921456	-0.74%	0
2014	10.060089	9.995637	-0.64%	2,635
2013	10.278953	10.060089	-2.13%	2,730
2012	10.105751	10.278953	1.71%	3,682
2011*	10.000000	10.105751	1.06%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.602034	55.131976	46.62%	1,944
2019	27.702697	37.602034	35.73%	2,199
2018	28.172159	27.702697	-1.67%	2,400
2017	22.560848	28.172159	24.87%	2,663
2016	21.605385	22.560848	4.42%	2,720
2015	23.303703	21.605385	-7.29%	981
2014	21.954894	23.303703	6.14%	973
2013	17.171084	21.954894	27.86%	1,175
2012	15.367136	17.171084	11.74%	162
2011	15.704438	15.367136	-2.15%	1,914
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.592785	7.441399	-13.40%	3,162
2019	7.978083	8.592785	7.70%	2,667
2018	10.562471	7.978083	-24.47%	2,298
2017	10.424275	10.562471	1.33%	2,678
2016	8.556069	10.424275	21.83%	2,429
2015	11.204678	8.556069	-23.64%	2,613
2014	13.094043	11.204678	-14.43%	5,905
2013	12.343940	13.094043	6.08%	6,498
2012	12.313161	12.343940	0.25%	6,525
2011	15.929340	12.313161	-22.70%	7,964
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	19.110345	21.757590	13.85%	4,820
2019	15.759076	19.110345	21.27%	4,826
2018	16.730523	15.759076	-5.81%	4,482
2017	14.187603	16.730523	17.92%	4,381
2016	13.756729	14.187603	3.13%	4,355
2015	13.933199	13.756729	-1.27%	4,208
2014	13.503686	13.933199	3.18%	4,062
2013	10.794620	13.503686	25.10%	4,063
2012	9.779013	10.794620	10.39%	31,529
2011	10.368219	9.779013	-5.68%	31,779

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.918255	16.539282	10.87%	0
2019	13.222861	14.918255	12.82%	0
2018	13.703122	13.222861	-3.50%	0
2017	12.601025	13.703122	8.75%	0
2016	12.451432	12.601025	1.20%	4,531
2015	12.597142	12.451432	-1.16%	0
2014	12.382112	12.597142	1.74%	7,925
2013	10.966338	12.382112	12.91%	8,767
2012	10.420839	10.966338	5.23%	10,293
2011	10.510985	10.420839	-0.86%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	13.097221	14.056187	7.32%	0
2020	11.344744	13.097221	15.45%	0
2018	12.010927	11.344744	-5.55%	0
2017	10.725591	12.010927	11.98%	0
2016	10.705442	10.725591	0.19%	0
2015	10.926145	10.705442	-2.02%	0
2014	10.702444	10.926145	2.09%	0
2013*	10.000000	10.702444	7.02%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	16.543108	18.614011	12.52%	0
2019	14.121620	16.543108	17.15%	7,527
2018	14.935339	14.121620	-5.45%	7,650
2017	13.232830	14.935339	12.87%	7,764
2016	12.974472	13.232830	1.99%	7,880
2015	13.143573	12.974472	-1.29%	11,571
2014	12.814384	13.143573	2.57%	8,101
2013	10.777381	12.814384	18.90%	8,202
2012	9.999933	10.777381	7.77%	8,305
2011	10.312691	9.999933	-3.03%	8,412
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.590188	14.671859	7.96%	0
2020	11.577414	13.590188	17.39%	0
2018	12.353787	11.577414	-6.28%	0
2017	10.850828	12.353787	13.85%	0
2016	10.772602	10.850828	0.73%	0
2015	11.025727	10.772602	-2.30%	0
2014	10.783806	11.025727	2.24%	0
2013*	10.000000	10.783806	7.84%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	18.014000	20.405610	13.28%	5,096
2019	15.079903	18.014000	19.46%	5,090
2018	16.083533	15.079903	-6.24%	6,999
2017	14.003122	16.083533	14.86%	6,794
2016	13.614991	14.003122	2.85%	6,748
2015	13.828111	13.614991	-1.54%	6,638
2014	13.433215	13.828111	2.94%	12,059
2013	11.025807	13.433215	21.83%	12,590
2012	10.111881	11.025807	9.04%	13,172
2011	10.595634	10.111881	-4.57%	13,846
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.430999	13.407593	7.86%	0
2020	10.995650	12.430999	13.05%	0
2018	11.509097	10.995650	-4.46%	0
2017	10.457058	11.509097	10.06%	0
2016	10.500024	10.457058	-0.41%	0
2015	10.726364	10.500024	-2.11%	0
2014	10.577093	10.726364	1.41%	0
2013*	10.000000	10.577093	5.77%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.998562	17.870607	11.70%	0
2019	13.914639	15.998562	14.98%	0
2018	14.529637	13.914639	-4.23%	2,458
2017	13.093622	14.529637	10.97%	18,760
2016	12.905815	13.093622	1.46%	19,020
2015	13.072753	12.905815	-1.28%	18,902
2014	12.789263	13.072753	2.22%	15,537
2013	11.041923	12.789263	15.82%	15,735
2012	10.351253	11.041923	6.67%	11,877
2011	10.519354	10.351253	-1.60%	11,999
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	50.759639	67.610853	33.20%	1,739
2019	34.508493	50.759639	47.09%	2,229
2018	37.010437	34.508493	-6.76%	2,328
2017	28.467484	37.010437	30.01%	2,733
2016	28.489745	28.467484	-0.08%	2,791
2015	29.811497	28.489745	-4.43%	4,948
2014	29.439428	29.811497	1.26%	4,085
2013	19.130627	29.439428	53.89%	5,734
2012	15.209494	19.130627	25.78%	5,686
2011	16.402375	15.209494	-7.27%	6,971

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	26.271384	25.042031	-4.68%	1,500
2019	21.456966	26.271384	22.44%	1,321
2018	23.094927	21.456966	-7.09%	1,360
2017	22.269833	23.094927	3.70%	1,700
2016	21.704888	22.269833	2.60%	1,649
2015	21.050810	21.704888	3.11%	1,711
2014	16.435000	21.050810	28.09%	2,239
2013	16.515598	16.435000	-0.49%	2,822
2012	14.258505	16.515598	15.83%	3,783
2011	13.798726	14.258505	3.33%	3,662
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	27.098476	28.538023	5.31%	545
2019	22.150463	27.098476	22.34%	518
2018	25.150365	22.150463	-11.93%	542
2017	22.473393	25.150365	11.91%	508
2016	17.720362	22.473393	26.82%	520
2015	19.073882	17.720362	-7.10%	603
2014	18.108033	19.073882	5.33%	744
2013	13.781516	18.108033	31.39%	1,036
2012	11.806236	13.781516	16.73%	576
2011	13.757268	11.806236	-14.18%	666
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.865406	33.683351	35.46%	732
2019	20.483080	24.865406	21.39%	791
2018	21.711385	20.483080	-5.66%	820
2017	17.920562	21.711385	21.15%	0
2016	17.695328	17.920562	1.27%	0
2015	17.650794	17.695328	0.25%	763
2014	17.656390	17.650794	-0.03%	977
2013	12.516210	17.656390	41.07%	1,422
2012	12.095532	12.516210	3.48%	580
2011	13.749767	12.095532	-12.03%	521
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	24.345036	24.430847	0.35%	914
2019	19.584435	24.345036	24.31%	844
2018	21.457424	19.584435	-8.73%	888
2017	19.383429	21.457424	10.70%	882
2016	17.723384	19.383429	9.37%	899
2015	18.745498	17.723384	-5.45%	938
2014	17.171096	18.745498	9.17%	1,215
2013	12.893890	17.171096	33.17%	1,530
2012	11.022812	12.893890	16.97%	522
2011	12.086074	11.022812	-8.80%	2,174

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	16.118196	17.893047	11.01%	0
2019	13.238492	16.118196	21.75%	0
2018	14.762150	13.238492	-10.32%	0
2017	12.667011	14.762150	16.54%	0
2016	11.759084	12.667011	7.72%	0
2015	12.070776	11.759084	-2.58%	0
2014	11.684540	12.070776	3.31%	0
2013	9.331788	11.684540	25.21%	0
2012	8.182579	9.331788	14.04%	0
2011	8.655657	8.182579	-5.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.234053	19.630029	7.66%	0
2019	16.065825	18.234053	13.50%	0
2018	17.160723	16.065825	-6.38%	0
2017	15.692285	17.160723	9.36%	0
2016	15.001263	15.692285	4.61%	0
2015	15.271717	15.001263	-1.77%	0
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.212684	24.396897	9.83%	0
2019	18.820865	22.212684	18.02%	0
2018	20.451985	18.820865	-7.98%	0
2017	18.102804	20.451985	12.98%	0
2016	17.074860	18.102804	6.02%	0
2015	17.445293	17.074860	-2.12%	0
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.725823	13.363107	5.01%	0
2019	11.807167	12.725823	7.78%	0
2018	12.220599	11.807167	-3.38%	0
2017	11.750986	12.220599	4.00%	0
2016	11.453201	11.750986	2.60%	0
2015	11.608701	11.453201	-1.34%	0
2014	11.355685	11.608701	2.23%	0
2013	11.008438	11.355685	3.15%	0
2012	10.637332	11.008438	3.49%	0
2011	10.502096	10.637332	1.29%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.306977	12.662322	2.89%	0
2020	11.068377	12.306977	11.19%	0
2018	11.919943	11.068377	-7.14%	0
2017	10.622731	11.919943	12.21%	0
2016	10.212099	10.622731	4.02%	0
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.886701	13.482935	4.63%	0
2020	11.363487	12.886701	13.40%	0
2018	12.293590	11.363487	-7.57%	0
2017	10.681078	12.293590	15.10%	0
2016	10.148841	10.681078	5.24%	0
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	15.217168	16.522687	8.58%	0
2019	13.133958	15.217168	15.86%	0
2018	14.152601	13.133958	-7.20%	0
2017	12.735729	14.152601	11.13%	0
2016	12.079417	12.735729	5.43%	0
2015	12.317063	12.079417	-1.93%	0
2014	11.900742	12.317063	3.50%	0
2013	10.369950	11.900742	14.76%	0
2012	9.510664	10.369950	9.03%	0
2011	9.668892	9.510664	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	15.934541	17.612696	10.53%	0
2019	13.292174	15.934541	19.88%	0
2018	14.640781	13.292174	-9.21%	0
2017	12.751378	14.640781	14.82%	0
2016	11.945027	12.751378	6.75%	0
2015	12.228512	11.945027	-2.32%	0
2014	11.840411	12.228512	3.28%	0
2013	9.832588	11.840411	20.42%	0
2012	8.784124	9.832588	11.94%	0
2011	9.120625	8.784124	-3.69%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.130554	15.093672	6.82%	0
2019	12.654129	14.130554	11.67%	0
2018	13.359595	12.654129	-5.28%	0
2017	12.431138	13.359595	7.47%	0
2016	11.951146	12.431138	4.02%	0
2015	12.149189	11.951146	-1.63%	0
2014	11.788049	12.149189	3.06%	0
2013	10.841858	11.788049	8.73%	0
2012	10.198611	10.841858	6.31%	0
2011	10.154633	10.198611	0.43%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	29.259588	32.770444	12.00%	84,552
2019	24.430033	29.259588	19.77%	92,526
2018	26.271147	24.430033	-7.01%	143,366
2017	22.583838	26.271147	16.33%	172,631
2016	23.566956	22.583838	-4.17%	200,027
2015	26.144583	23.566956	-9.86%	281,699
2014	28.060731	26.144583	-6.83%	318,917
2013	22.800991	28.060731	23.07%	389,328
2012	19.453883	22.800991	17.21%	430,383
2011	21.315656	19.453883	-8.73%	446,870
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	23.292277	26.141211	12.23%	50,006
2019	19.397620	23.292277	20.08%	51,839
2018	20.385388	19.397620	-4.85%	57,122
2017	18.610527	20.385388	9.54%	74,664
2016	18.545578	18.610527	0.35%	93,602
2015	18.918271	18.545578	-1.97%	104,814
2014	17.881190	18.918271	5.80%	122,274
2013	14.697983	17.881190	21.66%	112,565
2012	13.374323	14.697983	9.90%	105,808
2011	13.162094	13.374323	1.61%	106,921
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	32.623581	38.988998	19.51%	52,597
2019	25.303669	32.623581	28.93%	57,631
2018	26.946153	25.303669	-6.10%	85,722
2017	22.688256	26.946153	18.77%	104,055
2016	22.236590	22.688256	2.03%	124,662
2015	22.767674	22.236590	-2.33%	148,462
2014	21.106861	22.767674	7.87%	173,069
2013	16.074339	21.106861	31.31%	183,623
2012	13.781031	16.074339	16.64%	191,600
2011	13.782607	13.781031	-0.01%	185,396
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	13.862602	15.128957	9.14%	92,802
2019	12.565030	13.862602	10.33%	98,721
2018	13.024872	12.565030	-3.53%	131,962
2017	12.731642	13.024872	2.30%	156,190
2016	12.442741	12.731642	2.32%	175,754
2015	12.626143	12.442741	-1.45%	181,396
2014	12.304324	12.626143	2.62%	195,901
2013	12.777845	12.304324	-3.71%	196,976
2012	12.282805	12.777845	4.03%	277,088
2011	11.637836	12.282805	5.54%	295,859

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.805858	4.227879	-37.88%	63,803
2019	6.687444	6.805858	1.77%	37,322
2018	10.325104	6.687444	-35.23%	40,439
2017	12.017359	10.325104	-14.08%	61,914
2016	9.080880	12.017359	32.34%	87,472
2015	11.859608	9.080880	-23.43%	55,165
2014	13.482698	11.859608	-12.04%	45,342
2013	10.730355	13.482698	25.65%	50,385
2012	10.762772	10.730355	-0.30%	72,085
2011	12.035883	10.762772	-10.58%	75,877
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.078669	11.784376	6.37%	3,331
2019	10.294788	11.078669	7.61%	4,022
2018	10.487034	10.294788	-1.83%	28,251
2017	10.226064	10.487034	2.55%	33,781
2016	9.713626	10.226064	5.28%	36,341
2015	10.145957	9.713626	-4.26%	40,521
2014	10.297206	10.145957	-1.47%	41,870
2013	10.290468	10.297206	0.07%	21,035
2012	9.833166	10.290468	4.65%	6,759
2011*	10.000000	9.833166	-1.67%	4,696
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.615047	22.942248	1.45%	30,765
2019	18.671993	22.615047	21.12%	34,102
2018	21.497687	18.671993	-13.14%	40,169
2017	18.914010	21.497687	13.66%	49,255
2016	17.980055	18.914010	5.19%	65,287
2015	18.665399	17.980055	-3.67%	72,822
2014	17.278453	18.665399	8.03%	100,743
2013	13.554327	17.278453	27.48%	112,341
2012	12.177591	13.554327	11.31%	114,490
2011	12.990735	12.177591	-6.26%	130,671
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	23.403298	27.753969	18.59%	27,016
2019	18.896071	23.403298	23.85%	29,779
2018	20.500449	18.896071	-7.83%	41,655
2017	16.738499	20.500449	22.47%	44,099
2016	17.551914	16.738499	-4.63%	46,958
2015	17.260583	17.551914	1.69%	53,173
2014	17.384124	17.260583	-0.71%	56,083
2013	14.825306	17.384124	17.26%	63,940
2012	12.769396	14.825306	16.10%	62,565
2011	14.008985	12.769396	-8.85%	68,205

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.292273	9.173182	-1.28%	36,021
2019	9.278241	9.292273	0.15%	71,774
2018	9.293111	9.278241	-0.16%	94,996
2017	9.393561	9.293111	-1.07%	35,321
2016	9.538469	9.393561	-1.52%	75,841
2015	9.696556	9.538469	-1.63%	58,056
2014	9.857258	9.696556	-1.63%	64,350
2013	10.020625	9.857258	-1.63%	48,522
2012	10.187163	10.020625	-1.63%	134,131
2011	10.355525	10.187163	-1.63%	100,848
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	35.461980	45.531587	28.40%	57,863
2019	26.398546	35.461980	34.33%	66,454
2018	26.244702	26.398546	0.59%	85,287
2017	20.630659	26.244702	27.21%	106,240
2016	20.722130	20.630659	-0.44%	116,331
2015	19.660370	20.722130	5.40%	150,346
2014	17.878504	19.660370	9.97%	169,274
2013	13.321463	17.878504	34.21%	202,259
2012	12.014313	13.321463	10.88%	217,634
2011	11.961462	12.014313	0.44%	238,093
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	22.912594	23.892858	4.28%	63,185
2019	20.951874	22.912594	9.36%	66,449
2018	21.765647	20.951874	-3.74%	95,918
2017	20.744340	21.765647	4.92%	133,941
2016	18.152983	20.744340	14.28%	159,401
2015	19.741772	18.152983	-8.05%	170,088
2014	19.697793	19.741772	0.22%	198,368
2013	18.125170	19.697793	8.68%	197,954
2012	15.534200	18.125170	16.68%	188,571
2011	15.004938	15.534200	3.53%	178,352
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.740741	19.756107	5.42%	21,499
2019	16.053860	18.740741	16.74%	24,246
2018	19.863020	16.053860	-19.18%	33,872
2017	16.398109	19.863020	21.13%	37,658
2016	16.493782	16.398109	-0.58%	41,812
2015	16.929244	16.493782	-2.57%	47,904
2014	16.968383	16.929244	-0.23%	56,315
2013	13.812003	16.968383	22.85%	59,088
2012	12.392652	13.812003	11.45%	65,438
2011	14.631973	12.392652	-15.30%	73,551

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.055504	10.298896	2.42%	21,368
2019	9.809363	10.055504	2.51%	22,003
2018	9.897565	9.809363	-0.89%	32,672
2017	9.924037	9.897565	-0.27%	34,251
2016	9.897975	9.924037	0.26%	38,228
2015	9.977046	9.897975	-0.79%	26,121
2014	10.046472	9.977046	-0.69%	39,234
2013	10.270259	10.046472	-2.18%	23,749
2012	10.102344	10.270259	1.66%	15,032
2011*	10.000000	10.102344	1.02%	16,151
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.324391	54.697118	46.55%	21,976
2019	27.512126	37.324391	35.67%	27,341
2018	27.992670	27.512126	-1.72%	35,156
2017	22.428463	27.992670	24.81%	44,102
2016	21.489488	22.428463	4.37%	51,481
2015	23.190489	21.489488	-7.33%	59,002
2014	21.859342	23.190489	6.09%	64,831
2013	17.105044	21.859342	27.79%	69,768
2012	15.315844	17.105044	11.68%	76,101
2011	15.659959	15.315844	-2.20%	71,047
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.529305	7.382667	-13.44%	47,660
2019	7.923160	8.529305	7.65%	62,062
2018	10.495119	7.923160	-24.51%	59,976
2017	10.363056	10.495119	1.27%	84,756
2016	8.510126	10.363056	21.77%	95,395
2015	11.150195	8.510126	-23.68%	108,885
2014	13.037011	11.150195	-14.47%	121,665
2013	12.296424	13.037011	6.02%	130,221
2012	12.272020	12.296424	0.20%	144,988
2011	15.884197	12.272020	-22.74%	153,296
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	18.995723	21.616111	13.79%	30,233
2019	15.672514	18.995723	21.20%	112,106
2018	16.647146	15.672514	-5.85%	113,766
2017	14.124049	16.647146	17.86%	119,622
2016	13.702050	14.124049	3.08%	134,643
2015	13.884872	13.702050	-1.32%	138,894
2014	13.463704	13.884872	3.13%	142,365
2013	10.768128	13.463704	25.03%	144,618
2012	9.759976	10.768128	10.33%	148,881
2011	10.353281	9.759976	-5.73%	93,305

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.828793	16.431753	10.81%	45,561
2019	13.150241	14.828793	12.76%	49,159
2018	13.634826	13.150241	-3.55%	76,484
2017	12.544569	13.634826	8.69%	140,292
2016	12.401942	12.544569	1.15%	206,301
2015	12.553456	12.401942	-1.21%	210,644
2014	12.345437	12.553456	1.68%	229,516
2013	10.939403	12.345437	12.85%	239,557
2012	10.400542	10.939403	5.18%	162,175
2011	10.495839	10.400542	-0.91%	126,345
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	13.054815	14.003575	7.27%	0
2020	11.313754	13.054815	15.39%	0
2018	11.984248	11.313754	-5.59%	1,583
2017	10.707187	11.984248	11.93%	0
2016	10.692490	10.707187	0.14%	0
2015	10.918462	10.692490	-2.07%	0
2014	10.700350	10.918462	2.04%	0
2013*	10.000000	10.700350	7.00%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	16.443836	18.492908	12.46%	327,356
2019	14.044024	16.443836	17.09%	366,984
2018	14.860875	14.044024	-5.50%	444,014
2017	13.173530	14.860875	12.81%	530,978
2016	12.922892	13.173530	1.94%	615,761
2015	13.097982	12.922892	-1.34%	646,557
2014	12.776437	13.097982	2.52%	650,875
2013	10.750923	12.776437	18.84%	742,494
2012	9.980466	10.750923	7.72%	730,018
2011	10.297844	9.980466	-3.08%	621,634
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.546152	14.616891	7.90%	0
2020	11.545759	13.546152	17.33%	0
2018	12.326307	11.545759	-6.33%	0
2017	10.832178	12.326307	13.79%	0
2016	10.759541	10.832178	0.68%	0
2015	11.017965	10.759541	-2.35%	0
2014	10.781689	11.017965	2.19%	0
2013*	10.000000	10.781689	7.82%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	17.905983	20.272959	13.22%	341,203
2019	14.997092	17.905983	19.40%	407,480
2018	16.003402	14.997092	-6.29%	498,118
2017	13.940421	16.003402	14.80%	561,835
2016	13.560899	13.940421	2.80%	654,611
2015	13.780176	13.560899	-1.59%	683,199
2014	13.393456	13.780176	2.89%	733,999
2013	10.998746	13.393456	21.77%	768,830
2012	10.092203	10.998746	8.98%	792,653
2011	10.580379	10.092203	-4.61%	634,646
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.390694	13.357331	7.80%	0
2020	10.965576	12.390694	13.00%	0
2018	11.483493	10.965576	-4.51%	3,568
2017	10.439087	11.483493	10.00%	0
2016	10.487295	10.439087	-0.46%	0
2015	10.718801	10.487295	-2.16%	0
2014	10.575020	10.718801	1.36%	0
2013*	10.000000	10.575020	5.75%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.902584	17.754361	11.64%	118,381
2019	13.838188	15.902584	14.92%	170,036
2018	14.457187	13.838188	-4.28%	201,426
2017	13.034947	14.457187	10.91%	213,485
2016	12.854493	13.034947	1.40%	314,908
2015	13.027384	12.854493	-1.33%	348,459
2014	12.751359	13.027384	2.16%	359,054
2013	11.014795	12.751359	15.77%	380,640
2012	10.331088	11.014795	6.62%	397,220
2011	10.504184	10.331088	-1.65%	303,613
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	50.352870	67.034997	33.13%	39,957
2019	34.249336	50.352870	47.02%	46,128
2018	36.751286	34.249336	-6.81%	70,457
2017	28.282468	36.751286	29.94%	85,473
2016	28.318935	28.282468	-0.13%	95,842
2015	29.647832	28.318935	-4.48%	106,728
2014	29.292691	29.647832	1.21%	132,305
2013	19.044929	29.292691	53.81%	151,202
2012	15.149078	19.044929	25.72%	162,462
2011	16.345512	15.149078	-7.32%	151,263

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	26.066435	24.834020	-4.73%	11,596
2019	21.300397	26.066435	22.38%	12,135
2018	22.938144	21.300397	-7.14%	20,482
2017	22.129858	22.938144	3.65%	26,288
2016	21.579397	22.129858	2.55%	38,068
2015	20.939737	21.579397	3.05%	32,873
2014	16.356576	20.939737	28.02%	35,483
2013	16.445147	16.356576	-0.54%	41,263
2012	14.204912	16.445147	15.77%	45,247
2011	13.753831	14.204912	3.28%	44,495
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	26.881271	28.294886	5.26%	11,392
2019	21.984087	26.881271	22.28%	13,083
2018	24.974228	21.984087	-11.97%	17,081
2017	22.327327	24.974228	11.85%	25,866
2016	17.614096	22.327327	26.76%	29,017
2015	18.969140	17.614096	-7.14%	33,051
2014	18.017746	18.969140	5.28%	40,029
2013	13.719767	18.017746	31.33%	53,537
2012	11.759326	13.719767	16.67%	53,772
2011	13.709568	11.759326	-14.23%	56,545
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.666109	33.396398	35.39%	33,389
2019	20.329247	24.666109	21.33%	37,694
2018	21.559345	20.329247	-5.71%	81,942
2017	17.804081	21.559345	21.09%	69,624
2016	17.589230	17.804081	1.22%	60,336
2015	17.553880	17.589230	0.20%	62,361
2014	17.568369	17.553880	-0.08%	72,538
2013	12.460132	17.568369	41.00%	78,606
2012	12.047479	12.460132	3.43%	87,877
2011	13.702098	12.047479	-12.08%	74,421
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	24.149944	24.222741	0.30%	21,487
2019	19.437366	24.149944	24.24%	22,884
2018	21.307175	19.437366	-8.78%	33,614
2017	19.257444	21.307175	10.64%	48,747
2016	17.617114	19.257444	9.31%	59,892
2015	18.642569	17.617114	-5.50%	79,834
2014	17.085497	18.642569	9.11%	84,892
2013	12.836129	17.085497	33.10%	96,462
2012	10.979032	12.836129	16.91%	91,826
2011	12.044189	10.979032	-8.84%	97,115

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	16.014732	17.769156	10.96%	0
2019	13.160194	16.014732	21.69%	0
2018	14.682353	13.160194	-10.37%	0
2017	12.604921	14.682353	16.48%	0
2016	11.707377	12.604921	7.67%	4,468
2015	12.023812	11.707377	-2.63%	0
2014	11.644985	12.023812	3.25%	0
2013	9.304922	11.644985	25.15%	0
2012	8.163180	9.304922	13.99%	0
2011	8.639511	8.163180	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.135447	19.513947	7.60%	10,991
2019	15.987067	18.135447	13.44%	20,080
2018	17.085329	15.987067	-6.43%	21,515
2017	15.631263	17.085329	9.30%	24,843
2016	14.950504	15.631263	4.55%	26,481
2015	15.227773	14.950504	-1.82%	21,733
2014	14.804424	15.227773	2.86%	23,403
2013	13.271239	14.804424	11.55%	3,480
2012	12.336491	13.271239	7.58%	3,562
2011	12.433015	12.336491	-0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.092620	24.252684	9.78%	8,690
2019	18.728646	22.092620	17.96%	8,780
2018	20.362201	18.728646	-8.02%	8,571
2017	18.032452	20.362201	12.92%	10,260
2016	17.017118	18.032452	5.97%	10,491
2015	17.395140	17.017118	-2.17%	8,894
2014	16.810804	17.395140	3.48%	9,014
2013	14.304216	16.810804	17.52%	9,256
2012	12.957463	14.304216	10.39%	9,456
2011	13.298836	12.957463	-2.57%	7,478
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.644172	13.270625	4.95%	1,149
2019	11.737378	12.644172	7.73%	1,403
2018	12.154573	11.737378	-3.43%	2,235
2017	11.693417	12.154573	3.94%	13,929
2016	11.402871	11.693417	2.55%	14,355
2015	11.563563	11.402871	-1.39%	14,794
2014	11.317277	11.563563	2.18%	14,974
2013	10.976776	11.317277	3.10%	14,430
2012	10.612139	10.976776	3.44%	14,232
2011	10.482535	10.612139	1.24%	7,218

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.265374	12.613102	2.84%	0
2020	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.843101	13.430497	4.57%	0
2020	11.330796	12.843101	13.35%	0
2018	12.264497	11.330796	-7.61%	15,261
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	15.119492	16.408276	8.52%	29,876
2019	13.056289	15.119492	15.80%	35,495
2018	14.076092	13.056289	-7.24%	46,774
2017	12.673299	14.076092	11.07%	52,981
2016	12.026288	12.673299	5.38%	60,171
2015	12.269123	12.026288	-1.98%	60,434
2014	11.860449	12.269123	3.45%	64,174
2013	10.340095	11.860449	14.70%	65,855
2012	9.488123	10.340095	8.98%	74,637
2011	9.650865	9.488123	-1.69%	77,328
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	15.832276	17.490766	10.48%	17,216
2019	13.213590	15.832276	19.82%	22,672
2018	14.561669	13.213590	-9.26%	27,531
2017	12.688900	14.561669	14.76%	35,953
2016	11.892520	12.688900	6.70%	38,580
2015	12.180948	11.892520	-2.37%	46,343
2014	11.800356	12.180948	3.23%	54,125
2013	9.804304	11.800356	20.36%	83,579
2012	8.763311	9.804304	11.88%	94,212
2011	9.103627	8.763311	-3.74%	100,322

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.039872	14.989189	6.76%	12,485
2019	12.579313	14.039872	11.61%	20,653
2018	13.287399	12.579313	-5.33%	24,361
2017	12.370228	13.287399	7.41%	79,858
2016	11.898615	12.370228	3.96%	80,622
2015	12.101941	11.898615	-1.68%	81,278
2014	11.748178	12.101941	3.01%	89,094
2013	10.810677	11.748178	8.67%	89,345
2012	10.174457	10.810677	6.25%	89,524
2011	10.135718	10.174457	0.38%	29,528

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	29.024981	32.491160	11.94%	0
2019	24.246472	29.024981	19.71%	0
2018	26.087089	24.246472	-7.06%	0
2017	22.436972	26.087089	16.27%	885
2016	23.425572	22.436972	-4.22%	5,913
2015	26.000968	23.425572	-9.91%	6,614
2014	27.920790	26.000968	-6.88%	6,397
2013	22.698821	27.920790	23.01%	7,006
2012	19.376587	22.698821	17.15%	7,098
2011	21.241746	19.376587	-8.78%	7,414
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	23.105508	25.918426	12.17%	0
2019	19.251860	23.105508	20.02%	0
2018	20.242556	19.251860	-4.89%	0
2017	18.489503	20.242556	9.48%	0
2016	18.434328	18.489503	0.30%	0
2015	18.814347	18.434328	-2.02%	830
2014	17.792008	18.814347	5.75%	920
2013	14.632120	17.792008	21.60%	993
2012	13.321175	14.632120	9.84%	1,038
2011	13.116446	13.321175	1.56%	1,601
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	32.362010	38.656730	19.45%	0
2019	25.113557	32.362010	28.86%	0
2018	26.757384	25.113557	-6.14%	0
2017	22.540731	26.757384	18.71%	0
2016	22.103210	22.540731	1.98%	0
2015	22.642620	22.103210	-2.38%	348
2014	21.001605	22.642620	7.81%	391
2013	16.002304	21.001605	31.24%	442
2012	13.726265	16.002304	16.58%	489
2011	13.734803	13.726265	-0.06%	990
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	13.751417	14.999984	9.08%	0
2019	12.470588	13.751417	10.27%	0
2018	12.933597	12.470588	-3.58%	0
2017	12.648849	12.933597	2.25%	2,482
2016	12.368089	12.648849	2.27%	2,207
2015	12.556785	12.368089	-1.50%	5,482
2014	12.242956	12.556785	2.56%	5,478
2013	12.720584	12.242956	-3.75%	4,974
2012	12.233999	12.720584	3.98%	4,590
2011	11.597464	12.233999	5.49%	6,593

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.758677	4.196423	-37.91%	0
2019	6.644462	6.758677	1.72%	0
2018	10.264003	6.644462	-35.26%	0
2017	11.952298	10.264003	-14.13%	3,115
2016	9.036295	11.952298	32.27%	2,833
2015	11.807397	9.036295	-23.47%	2,566
2014	13.430179	11.807397	-12.08%	2,109
2013	10.693989	13.430179	25.59%	2,719
2012	10.731773	10.693989	-0.35%	2,318
2011	12.007318	10.731773	-10.62%	2,041
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.029976	11.726630	6.32%	0
2019	10.254737	11.029976	7.56%	0
2018	10.451579	10.254737	-1.88%	0
2017	10.196650	10.451579	2.50%	0
2016	9.690596	10.196650	5.22%	0
2015	10.127062	9.690596	-4.31%	0
2014	10.283264	10.127062	-1.52%	0
2013	10.281762	10.283264	0.01%	0
2012	9.829856	10.281762	4.60%	0
2011*	10.000000	9.829856	-1.70%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.433633	22.746630	1.40%	0
2019	18.531636	22.433633	21.06%	0
2018	21.347010	18.531636	-13.19%	0
2017	18.790959	21.347010	13.60%	4,884
2016	17.872141	18.790959	5.14%	4,764
2015	18.562814	17.872141	-3.72%	6,437
2014	17.192233	18.562814	7.97%	6,689
2013	13.493546	17.192233	27.41%	6,937
2012	12.129156	13.493546	11.25%	7,182
2011	12.945638	12.129156	-6.31%	7,847
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	23.215612	27.517400	18.53%	0
2019	18.754059	23.215612	23.79%	0
2018	20.356783	18.754059	-7.87%	0
2017	16.629612	20.356783	22.41%	0
2016	17.446591	16.629612	-4.68%	0
2015	17.165729	17.446591	1.64%	266
2014	17.297402	17.165729	-0.76%	282
2013	14.758854	17.297402	17.20%	301
2012	12.718636	14.758854	16.04%	325
2011	13.960390	12.718636	-8.89%	319

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.216972	9.094205	-1.33%	0
2019	9.207722	9.216972	0.10%	0
2018	9.227199	9.207722	-0.21%	0
2017	9.331675	9.227199	-1.12%	0
2016	9.480440	9.331675	-1.57%	0
2015	9.642467	9.480440	-1.68%	332
2014	9.807257	9.642467	-1.68%	338
2013	9.974874	9.807257	-1.68%	317
2012	10.145819	9.974874	-1.68%	295
2011	10.318731	10.145819	-1.68%	308
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	35.177547	45.143431	28.33%	0
2019	26.200125	35.177547	34.26%	0
2018	26.060761	26.200125	0.53%	0
2017	20.496453	26.060761	27.15%	2,700
2016	20.597759	20.496453	-0.49%	0
2015	19.552323	20.597759	5.35%	0
2014	17.789295	19.552323	9.91%	0
2013	13.261732	17.789295	34.14%	0
2012	11.966540	13.261732	10.82%	0
2011	11.919938	11.966540	0.39%	524
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	22.728906	23.689273	4.23%	0
2019	20.794475	22.728906	9.30%	0
2018	21.613174	20.794475	-3.79%	0
2017	20.609471	21.613174	4.87%	2,993
2016	18.044095	20.609471	14.22%	2,977
2015	19.633331	18.044095	-8.09%	3,851
2014	19.599534	19.633331	0.17%	3,674
2013	18.043936	19.599534	8.62%	3,721
2012	15.472469	18.043936	16.62%	3,645
2011	14.952877	15.472469	3.47%	4,152
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.590468	19.587729	5.36%	0
2019	15.933226	18.590468	16.68%	0
2018	19.723849	15.933226	-19.22%	0
2017	16.291471	19.723849	21.07%	3,858
2016	16.394834	16.291471	-0.63%	4,121
2015	16.836241	16.394834	-2.62%	3,893
2014	16.883754	16.836241	-0.28%	3,959
2013	13.750092	16.883754	22.79%	4,090
2012	12.343398	13.750092	11.40%	4,195
2011	14.581238	12.343398	-15.35%	3,773

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.011271	10.248379	2.37%	0
2019	9.771183	10.011271	2.46%	0
2018	9.864083	9.771183	-0.94%	0
2017	9.895481	9.864083	-0.32%	0
2016	9.874492	9.895481	0.21%	0
2015	9.958454	9.874492	-0.84%	0
2014	10.032853	9.958454	-0.74%	0
2013	10.261549	10.032853	-2.23%	0
2012	10.098934	10.261549	1.61%	0
2011*	10.000000	10.098934	0.99%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.048621	54.265440	46.47%	0
2019	27.322742	37.048621	35.60%	0
2018	27.814192	27.322742	-1.77%	0
2017	22.296757	27.814192	24.75%	0
2016	21.374137	22.296757	4.32%	0
2015	23.077743	21.374137	-7.38%	334
2014	21.764143	23.077743	6.04%	384
2013	17.039202	21.764143	27.73%	422
2012	15.264667	17.039202	11.63%	455
2011	15.615560	15.264667	-2.25%	886
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.466203	7.324325	-13.49%	0
2019	7.868542	8.466203	7.60%	0
2018	10.428109	7.868542	-24.54%	0
2017	10.302118	10.428109	1.22%	3,942
2016	8.464392	10.302118	21.71%	3,805
2015	11.095924	8.464392	-23.72%	5,017
2014	12.980153	11.095924	-14.52%	4,301
2013	12.249033	12.980153	5.97%	4,393
2012	12.230970	12.249033	0.15%	4,674
2011	15.839098	12.230970	-22.78%	3,844
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	18.881736	21.475479	13.74%	3,708
2019	15.586394	18.881736	21.14%	3,870
2018	16.564139	15.586394	-5.90%	4,030
2017	14.060750	16.564139	17.80%	4,218
2016	13.647558	14.060750	3.03%	4,391
2015	13.836692	13.647558	-1.37%	8,275
2014	13.423805	13.836692	3.08%	8,502
2013	10.741678	13.423805	24.97%	8,728
2012	9.740965	10.741678	10.27%	8,929
2011	10.338365	9.740965	-5.78%	9,158

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.739817	16.324856	10.75%	3,082
2019	13.077994	14.739817	12.71%	3,216
2018	13.566867	13.077994	-3.60%	3,350
2017	12.488378	13.566867	8.64%	3,506
2016	12.352639	12.488378	1.10%	3,649
2015	12.509894	12.352639	-1.26%	7,003
2014	12.308857	12.509894	1.63%	7,193
2013	10.912553	12.308857	12.80%	7,381
2012	10.380307	10.912553	5.13%	7,549
2011	10.480733	10.380307	-0.96%	7,740
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	13.012456	13.951034	7.21%	0
2020	11.282778	13.012456	15.33%	0
2018	11.957565	11.282778	-5.64%	0
2017	10.688774	11.957565	11.87%	0
2016	10.679510	10.688774	0.09%	0
2015	10.910756	10.679510	-2.12%	0
2014	10.698239	10.910756	1.99%	0
2013*	10.000000	10.698239	6.98%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	16.345239	18.372691	12.40%	3,427
2019	13.966914	16.345239	17.03%	3,577
2018	14.786833	13.966914	-5.54%	3,725
2017	13.114544	14.786833	12.75%	3,899
2016	12.871531	13.114544	1.89%	4,058
2015	13.052569	12.871531	-1.39%	7,721
2014	12.738613	13.052569	2.46%	7,931
2013	10.724538	12.738613	18.78%	8,140
2012	9.961053	10.724538	7.66%	8,326
2011	10.283022	9.961053	-3.13%	8,538
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.502248	14.562110	7.85%	0
2020	11.514196	13.502248	17.27%	0
2018	12.298898	11.514196	-6.38%	0
2017	10.813565	12.298898	13.74%	0
2016	10.746502	10.813565	0.62%	0
2015	11.010200	10.746502	-2.40%	0
2014	10.779577	11.010200	2.14%	0
2013*	10.000000	10.779577	7.80%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	17.798549	20.141075	13.16%	3,496
2019	14.914688	17.798549	19.34%	3,648
2018	15.923604	14.914688	-6.34%	3,800
2017	13.877936	15.923604	14.74%	3,977
2016	13.506961	13.877936	2.75%	4,139
2015	13.732346	13.506961	-1.64%	7,838
2014	13.353761	13.732346	2.84%	8,052
2013	10.971718	13.353761	21.71%	8,265
2012	10.072539	10.971718	8.93%	8,455
2011	10.565124	10.072539	-4.66%	8,671
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.350493	13.307230	7.75%	0
2020	10.935561	12.350493	12.94%	0
2018	11.457912	10.935561	-4.56%	0
2017	10.421127	11.457912	9.95%	0
2016	10.474562	10.421127	-0.51%	0
2015	10.711242	10.474562	-2.21%	0
2014	10.572944	10.711242	1.31%	0
2013*	10.000000	10.572944	5.73%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.807159	17.638858	11.59%	3,204
2019	13.762144	15.807159	14.86%	3,344
2018	14.385105	13.762144	-4.33%	3,483
2017	12.976532	14.385105	10.85%	3,645
2016	12.803380	12.976532	1.35%	3,793
2015	12.982184	12.803380	-1.38%	7,251
2014	12.713590	12.982184	2.11%	7,447
2013	10.987757	12.713590	15.71%	7,643
2012	10.310988	10.987757	6.56%	7,818
2011	10.489066	10.310988	-1.70%	8,016
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	49.949102	66.463698	33.06%	0
2019	33.991968	49.949102	46.94%	0
2018	36.493786	33.991968	-6.86%	0
2017	28.098533	36.493786	29.88%	2,451
2016	28.149036	28.098533	-0.18%	2,732
2015	29.484951	28.149036	-4.53%	2,619
2014	29.146586	29.484951	1.16%	2,823
2013	18.959566	29.146586	53.73%	3,072
2012	15.088867	18.959566	25.65%	3,310
2011	16.288814	15.088867	-7.37%	3,482

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	25.862842	24.627523	-4.78%	0
2019	21.144781	25.862842	22.31%	0
2018	22.782215	21.144781	-7.19%	0
2017	21.990579	22.782215	3.60%	1,736
2016	21.454445	21.990579	2.50%	1,534
2015	20.829077	21.454445	3.00%	1,829
2014	16.278411	20.829077	27.96%	1,907
2013	16.374889	16.278411	-0.59%	1,742
2012	14.151433	16.374889	15.71%	1,746
2011	13.708993	14.151433	3.23%	1,949
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	26.665695	28.053702	5.21%	0
2019	21.818878	26.665695	22.21%	0
2018	24.799236	21.818878	-12.02%	0
2017	22.182129	24.799236	11.80%	2,764
2016	17.508427	22.182129	26.69%	0
2015	18.864936	17.508427	-7.19%	0
2014	17.927879	18.864936	5.23%	0
2013	13.658275	17.927879	31.26%	0
2012	11.712577	13.658275	16.61%	0
2011	13.662006	11.712577	-14.27%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.468208	33.111619	35.33%	0
2019	20.176391	24.468208	21.27%	0
2018	21.408186	20.176391	-5.75%	0
2017	17.688229	21.408186	21.03%	3,297
2016	17.483636	17.688229	1.17%	3,586
2015	17.457385	17.483636	0.15%	3,313
2014	17.480697	17.457385	-0.13%	3,943
2013	12.404255	17.480697	40.93%	3,868
2012	11.999573	12.404255	3.37%	3,652
2011	13.654551	11.999573	-12.12%	3,396
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	23.956273	24.016282	0.25%	0
2019	19.291292	23.956273	24.18%	0
2018	21.157875	19.291292	-8.82%	0
2017	19.132196	21.157875	10.59%	1,616
2016	17.511412	19.132196	9.26%	1,686
2015	18.540143	17.511412	-5.55%	1,743
2014	17.000267	18.540143	9.06%	1,776
2013	12.778589	17.000267	33.04%	1,825
2012	10.935386	12.778589	16.86%	2,009
2011	12.002398	10.935386	-8.89%	2,540

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	15.911894	17.646086	10.90%	0
2019	13.082338	15.911894	21.63%	0
2018	14.602960	13.082338	-10.41%	0
2017	12.543116	14.602960	16.42%	0
2016	11.655867	12.543116	7.61%	0
2015	11.977000	11.655867	-2.68%	0
2014	11.605549	11.977000	3.20%	0
2013	9.278124	11.605549	25.09%	0
2012	8.143812	9.278124	13.93%	0
2011	8.623393	8.143812	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.037350	19.398535	7.55%	0
2019	15.908678	18.037350	13.38%	0
2018	17.010253	15.908678	-6.48%	0
2017	15.570464	17.010253	9.25%	0
2016	14.899909	15.570464	4.50%	0
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.973047	24.109169	9.72%	0
2019	18.636759	21.973047	17.90%	0
2018	20.272668	18.636759	-8.07%	0
2017	17.962277	20.272668	12.86%	0
2016	16.959497	17.962277	5.91%	0
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.562948	13.178667	4.90%	0
2019	11.667910	12.562948	7.67%	0
2018	12.088819	11.667910	-3.48%	0
2017	11.636061	12.088819	3.89%	0
2016	11.352691	11.636061	2.50%	0
2015	11.518535	11.352691	-1.44%	0
2014	11.278952	11.518535	2.12%	0
2013	10.945165	11.278952	3.05%	0
2012	10.586969	10.945165	3.38%	0
2011	10.462978	10.586969	1.19%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.223838	12.564004	2.78%	0
2020	11.004790	12.223838	11.08%	0
2018	11.863576	11.004790	-7.24%	0
2017	10.583218	11.863576	12.10%	0
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.799624	13.378227	4.52%	0
2020	11.298190	12.799624	13.29%	0
2018	12.235464	11.298190	-7.66%	0
2017	10.641350	12.235464	14.98%	0
2016	10.121357	10.641350	5.14%	0
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	15.022418	16.294646	8.47%	0
2019	12.979049	15.022418	15.74%	0
2018	13.999977	12.979049	-7.29%	0
2017	12.611159	13.999977	11.01%	0
2016	11.973397	12.611159	5.33%	0
2015	12.221384	11.973397	-2.03%	0
2014	11.820308	12.221384	3.39%	0
2013	10.310334	11.820308	14.65%	0
2012	9.465635	10.310334	8.92%	0
2011	9.632878	9.465635	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	15.730574	17.369567	10.42%	0
2019	13.135374	15.730574	19.76%	0
2018	14.482878	13.135374	-9.30%	0
2017	12.626649	14.482878	14.70%	0
2016	11.840177	12.626649	6.64%	0
2015	12.133507	11.840177	-2.42%	0
2014	11.760383	12.133507	3.17%	0
2013	9.776066	11.760383	20.30%	0
2012	8.742529	9.776066	11.82%	0
2011	9.086654	8.742529	-3.79%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.949710	14.885364	6.71%	0
2019	12.504881	13.949710	11.55%	0
2018	13.215538	12.504881	-5.38%	0
2017	12.309567	13.215538	7.36%	0
2016	11.846270	12.309567	3.91%	0
2015	12.054831	11.846270	-1.73%	0
2014	11.708389	12.054831	2.96%	0
2013	10.779550	11.708389	8.62%	0
2012	10.150334	10.779550	6.20%	0
2011	10.116822	10.150334	0.33%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	28.792129	32.214111	11.89%	53,406
2019	24.064192	28.792129	19.65%	58,693
2018	25.904228	24.064192	-7.10%	68,289
2017	22.291012	25.904228	16.21%	92,686
2016	23.284988	22.291012	-4.27%	105,851
2015	25.858087	23.284988	-9.95%	130,456
2014	27.781518	25.858087	-6.92%	192,599
2013	22.597083	27.781518	22.94%	240,778
2012	19.299571	22.597083	17.09%	289,481
2011	21.168064	19.299571	-8.83%	338,445
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	22.920130	25.697403	12.12%	42,629
2019	19.107125	22.920130	19.96%	61,972
2018	20.100657	19.107125	-4.94%	41,494
2017	18.369193	20.100657	9.43%	60,772
2016	18.323676	18.369193	0.25%	70,818
2015	18.710926	18.323676	-2.07%	77,928
2014	17.703217	18.710926	5.69%	89,647
2013	14.566500	17.703217	21.53%	101,907
2012	13.268200	14.566500	9.79%	124,604
2011	13.070918	13.268200	1.51%	142,648
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	32.102253	38.326942	19.39%	36,979
2019	24.924659	32.102253	28.80%	35,460
2018	26.569727	24.924659	-6.19%	49,582
2017	22.394006	26.569727	18.65%	67,393
2016	21.970483	22.394006	1.93%	80,932
2015	22.518119	21.970483	-2.43%	92,657
2014	20.896763	22.518119	7.76%	122,525
2013	15.930521	20.896763	31.17%	141,529
2012	13.671662	15.930521	16.52%	166,089
2011	13.687127	13.671662	-0.11%	208,442
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	13.641101	14.872086	9.02%	95,777
2019	12.376849	13.641101	10.21%	107,544
2018	12.842948	12.376849	-3.63%	115,516
2017	12.566561	12.842948	2.20%	121,600
2016	12.293862	12.566561	2.22%	140,841
2015	12.487779	12.293862	-1.55%	155,051
2014	12.181873	12.487779	2.51%	180,446
2013	12.663561	12.181873	-3.80%	206,217
2012	12.185366	12.663561	3.92%	272,413
2011	11.557238	12.185366	5.43%	271,442

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.711781	4.165186	-37.94%	17,354
2019	6.601726	6.711781	1.67%	16,696
2018	10.203212	6.601726	-35.30%	19,212
2017	11.887543	10.203212	-14.17%	24,175
2016	8.991907	11.887543	32.20%	24,156
2015	11.755380	8.991907	-23.51%	29,917
2014	13.377836	11.755380	-12.13%	34,796
2013	10.657731	13.377836	25.52%	36,140
2012	10.700849	10.657731	-0.40%	37,798
2011	11.978810	10.700849	-10.67%	40,901
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.981453	11.669099	6.26%	3,047
2019	10.214827	10.981453	7.51%	4,542
2018	10.416233	10.214827	-1.93%	5,144
2017	10.167326	10.416233	2.45%	2,179
2016	9.667619	10.167326	5.17%	2,225
2015	10.108190	9.667619	-4.36%	4,622
2014	10.269334	10.108190	-1.57%	5,075
2013	10.273054	10.269334	-0.04%	5,309
2012	9.826537	10.273054	4.54%	7,185
2011*	10.000000	9.826537	-1.73%	1,952
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.253703	22.552704	1.34%	24,534
2019	18.392346	22.253703	20.99%	24,699
2018	21.197406	18.392346	-13.23%	32,820
2017	18.668728	21.197406	13.54%	46,021
2016	17.764899	18.668728	5.09%	56,678
2015	18.460820	17.764899	-3.77%	63,756
2014	17.106474	18.460820	7.92%	99,391
2013	13.433066	17.106474	27.35%	103,646
2012	12.080947	13.433066	11.19%	118,268
2011	12.900728	12.080947	-6.35%	136,901
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	23.029349	27.282732	18.47%	11,352
2019	18.613062	23.029349	23.73%	11,541
2018	20.214086	18.613062	-7.92%	14,888
2017	16.521419	20.214086	22.35%	21,539
2016	17.341884	16.521419	-4.73%	27,020
2015	17.071399	17.341884	1.58%	26,045
2014	17.211099	17.071399	-0.81%	32,509
2013	14.692681	17.211099	17.14%	38,383
2012	12.668070	14.692681	15.98%	50,735
2011	13.911949	12.668070	-8.94%	69,212

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.142270	9.015914	-1.38%	9,015
2019	9.137750	9.142270	0.05%	9,604
2018	9.161755	9.137750	-0.26%	10,536
2017	9.270184	9.161755	-1.17%	12,685
2016	9.422739	9.270184	-1.62%	55,126
2015	9.588660	9.422739	-1.73%	57,913
2014	9.757495	9.588660	-1.73%	37,257
2013	9.929304	9.757495	-1.73%	31,045
2012	10.104625	9.929304	-1.74%	52,471
2011	10.282047	10.104625	-1.73%	45,245
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	34.895332	44.758503	28.27%	26,326
2019	26.003160	34.895332	34.20%	30,213
2018	25.878079	26.003160	0.48%	42,327
2017	20.363096	25.878079	27.08%	53,959
2016	20.474138	20.363096	-0.54%	58,695
2015	19.444860	20.474138	5.29%	75,043
2014	17.700518	19.444860	9.85%	95,161
2013	13.202265	17.700518	34.07%	148,269
2012	11.918953	13.202265	10.77%	213,869
2011	11.878574	11.918953	0.34%	264,748
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	22.546638	23.487349	4.17%	60,399
2019	20.638213	22.546638	9.25%	62,935
2018	21.461738	20.638213	-3.84%	53,543
2017	20.475455	21.461738	4.82%	67,928
2016	17.935853	20.475455	14.16%	79,405
2015	19.525480	17.935853	-8.14%	112,788
2014	19.501804	19.525480	0.12%	147,950
2013	17.963085	19.501804	8.57%	167,986
2012	15.410984	17.963085	16.56%	200,607
2011	14.901024	15.410984	3.42%	159,314
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.441231	19.420596	5.31%	8,258
2019	15.813369	18.441231	16.62%	9,963
2018	19.585515	15.813369	-19.26%	12,637
2017	16.185409	19.585515	21.01%	17,328
2016	16.296368	16.185409	-0.68%	26,027
2015	16.743652	16.296368	-2.67%	27,494
2014	16.799460	16.743652	-0.33%	31,235
2013	13.688408	16.799460	22.73%	42,941
2012	12.294300	13.688408	11.34%	44,430
2011	14.530610	12.294300	-15.39%	63,725

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.967241	10.198115	2.32%	24,407
2019	9.733167	9.967241	2.40%	15,034
2018	9.830733	9.733167	-0.99%	8,232
2017	9.867024	9.830733	-0.37%	7,663
2016	9.851092	9.867024	0.16%	12,895
2015	9.939909	9.851092	-0.89%	8,521
2014	10.019265	9.939909	-0.79%	8,747
2013	10.252867	10.019265	-2.28%	8,969
2012	10.095534	10.252867	1.56%	8,001
2011*	10.000000	10.095534	0.96%	737
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	36.774720	53.836871	46.40%	14,789
2019	27.134542	36.774720	35.53%	13,402
2018	27.636754	27.134542	-1.82%	18,659
2017	22.165758	27.636754	24.68%	26,251
2016	21.259340	22.165758	4.26%	34,069
2015	22.965484	21.259340	-7.43%	35,841
2014	21.669290	22.965484	5.98%	45,706
2013	16.973576	21.669290	27.66%	51,168
2012	15.213627	16.973576	11.57%	55,539
2011	15.571250	15.213627	-2.30%	72,727
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.403608	7.266471	-13.53%	27,288
2019	7.814335	8.403608	7.54%	27,924
2018	10.361576	7.814335	-24.58%	29,412
2017	10.241580	10.361576	1.17%	37,077
2016	8.418919	10.241580	21.65%	40,516
2015	11.041941	8.418919	-23.76%	51,260
2014	12.923595	11.041941	-14.56%	55,545
2013	12.201866	12.923595	5.91%	66,319
2012	12.190087	12.201866	0.10%	76,910
2011	15.794187	12.190087	-22.82%	93,080
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	18.768400	21.335707	13.68%	6,169
2019	15.500719	18.768400	21.08%	6,169
2018	16.481517	15.500719	-5.95%	18,296
2017	13.997712	16.481517	17.74%	18,296
2016	13.593268	13.997712	2.98%	19,018
2015	13.788657	13.593268	-1.42%	20,787
2014	13.384014	13.788657	3.02%	11,476
2013	10.715287	13.384014	24.91%	11,476
2012	9.721992	10.715287	10.22%	22,057
2011	10.323461	9.721992	-5.83%	22,149

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.651289	16.218551	10.70%	31,028
2019	13.006056	14.651289	12.65%	48,238
2018	13.499144	13.006056	-3.65%	29,417
2017	12.432338	13.499144	8.58%	30,266
2016	12.303450	12.432338	1.05%	13,067
2015	12.466437	12.303450	-1.31%	23,110
2014	12.272347	12.466437	1.58%	23,401
2013	10.885714	12.272347	12.74%	23,914
2012	10.360061	10.885714	5.07%	19,425
2011	10.465598	10.360061	-1.01%	14,338
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	11.251916	12.970264	15.27%	0
2020	12.970264	13.898725	7.16%	0
2018	11.930959	11.251916	-5.69%	0
2017	10.670388	11.930959	11.81%	0
2016	10.666560	10.670388	0.04%	0
2015	10.903075	10.666560	-2.17%	0
2014	10.696147	10.903075	1.93%	0
2013*	10.000000	10.696147	6.96%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	16.247092	18.253078	12.35%	163,315
2019	13.890103	16.247092	16.97%	268,486
2018	14.713040	13.890103	-5.59%	335,062
2017	13.055712	14.713040	12.69%	352,445
2016	12.820309	13.055712	1.84%	364,189
2015	13.007234	12.820309	-1.44%	429,065
2014	12.700836	13.007234	2.41%	433,258
2013	10.698183	12.700836	18.72%	434,703
2012	9.941633	10.698183	7.61%	441,896
2011	10.268188	9.941633	-3.18%	332,867
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.482679	13.458450	17.21%	0
2020	13.458450	14.507481	7.79%	0
2018	12.271512	11.482679	-6.43%	0
2017	10.794962	12.271512	13.68%	0
2016	10.733459	10.794962	0.57%	0
2015	11.002444	10.733459	-2.44%	0
2014	10.777462	11.002444	2.09%	0
2013*	10.000000	10.777462	7.77%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	17.691629	20.009909	13.10%	168,568
2019	14.832646	17.691629	19.27%	196,268
2018	15.844117	14.832646	-6.38%	204,897
2017	13.815667	15.844117	14.68%	298,868
2016	13.453191	13.815667	2.69%	302,532
2015	13.684648	13.453191	-1.69%	310,021
2014	13.314149	13.684648	2.78%	312,758
2013	10.944739	13.314149	21.65%	323,031
2012	10.052892	10.944739	8.87%	316,051
2011	10.549878	10.052892	-4.71%	313,770
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.310485	13.257373	7.69%	0
2020	10.905677	12.310485	12.88%	0
2018	11.432441	10.905677	-4.61%	0
2017	10.403220	11.432441	9.89%	0
2016	10.461868	10.403220	-0.56%	0
2015	10.703698	10.461868	-2.26%	0
2014	10.570864	10.703698	1.26%	0
2013*	10.000000	10.570864	5.71%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.712260	17.524051	11.53%	30,386
2019	13.686489	15.712260	14.80%	34,279
2018	14.313339	13.686489	-4.38%	51,067
2017	12.918340	14.313339	10.80%	54,733
2016	12.752437	12.918340	1.30%	60,101
2015	12.937111	12.752437	-1.43%	62,131
2014	12.675897	12.937111	2.06%	58,016
2013	10.960751	12.675897	15.65%	56,209
2012	10.290891	10.960751	6.51%	56,465
2011	10.473936	10.290891	-1.75%	36,738
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	49.548384	65.896994	33.00%	22,650
2019	33.736421	49.548384	46.87%	22,539
2018	36.237979	33.736421	-6.90%	28,490
2017	27.915726	36.237979	29.81%	43,645
2016	27.980099	27.915726	-0.23%	48,332
2015	29.322923	27.980099	-4.58%	58,695
2014	29.001174	29.322923	1.11%	76,057
2013	18.874570	29.001174	53.65%	87,919
2012	15.028880	18.874570	25.59%	107,884
2011	16.232307	15.028880	-7.41%	113,769

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	25.660856	24.422729	-4.82%	9,777
2019	20.990312	25.660856	22.25%	11,089
2018	22.627361	20.990312	-7.23%	13,081
2017	21.852180	22.627361	3.55%	16,894
2016	21.330230	21.852180	2.45%	33,607
2015	20.719016	21.330230	2.95%	26,072
2014	16.200615	20.719016	27.89%	29,655
2013	16.304929	16.200615	-0.64%	28,290
2012	14.098154	16.304929	15.65%	42,317
2011	13.664319	14.098154	3.17%	41,079
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	26.451724	27.814445	5.15%	4,339
2019	21.654816	26.451724	22.15%	5,910
2018	24.625373	21.654816	-12.06%	7,414
2017	22.037784	24.625373	11.74%	11,717
2016	17.403321	22.037784	26.63%	12,146
2015	18.761237	17.403321	-7.24%	13,699
2014	17.838397	18.761237	5.17%	18,998
2013	13.597010	17.838397	31.19%	22,908
2012	11.665984	13.597010	16.55%	32,798
2011	13.614577	11.665984	-14.31%	39,044
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.271898	32.829276	35.26%	13,125
2019	20.024703	24.271898	21.21%	13,361
2018	21.258125	20.024703	-5.80%	21,351
2017	17.573139	21.258125	20.97%	32,659
2016	17.378695	17.573139	1.12%	36,469
2015	17.361420	17.378695	0.10%	41,139
2014	17.393447	17.361420	-0.18%	47,614
2013	12.348622	17.393447	40.85%	51,641
2012	11.951846	12.348622	3.32%	42,214
2011	13.607148	11.951846	-12.16%	60,855
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	23.764058	23.811466	0.20%	16,427
2019	19.146238	23.764058	24.12%	19,466
2018	21.009538	19.146238	-8.87%	26,545
2017	19.007703	21.009538	10.53%	33,828
2016	17.406295	19.007703	9.20%	41,096
2015	18.438235	17.406295	-5.60%	40,221
2014	16.915423	18.438235	9.00%	63,845
2013	12.721277	16.915423	32.97%	87,088
2012	10.891894	12.721277	16.80%	94,518
2011	11.960738	10.891894	-8.94%	141,519

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	15.809659	17.523783	10.84%	1,734
2019	13.004905	15.809659	21.57%	1,734
2018	14.523958	13.004905	-10.46%	1,734
2017	12.481591	14.523958	16.36%	2,120
2016	11.604580	12.481591	7.56%	2,383
2015	11.930361	11.604580	-2.73%	0
2014	11.566246	11.930361	3.15%	0
2013	9.251409	11.566246	25.02%	0
2012	8.124507	9.251409	13.87%	0
2011	8.607329	8.124507	-5.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.939748	19.283751	7.49%	12,208
2019	15.830644	17.939748	13.32%	12,341
2018	16.935489	15.830644	-6.52%	12,480
2017	15.509887	16.935489	9.19%	12,625
2016	14.849467	15.509887	4.45%	12,759
2015	15.140265	14.849467	-1.92%	0
2014	14.734335	15.140265	2.75%	0
2013	13.221841	14.734335	11.44%	0
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	757
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.854187	23.966551	9.67%	41,949
2019	18.545373	21.854187	17.84%	42,303
2018	20.183589	18.545373	-8.12%	42,671
2017	17.892430	20.183589	12.81%	48,909
2016	16.902122	17.892430	5.86%	43,412
2015	17.295177	16.902122	-2.27%	0
2014	16.731206	17.295177	3.37%	0
2013	14.250979	16.731206	17.40%	0
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.482253	13.087363	4.85%	0
2019	11.598853	12.482253	7.62%	0
2018	12.023417	11.598853	-3.53%	0
2017	11.578977	12.023417	3.84%	0
2016	11.302727	11.578977	2.44%	0
2015	11.473682	11.302727	-1.49%	11,901
2014	11.240752	11.473682	2.07%	11,901
2013	10.913641	11.240752	3.00%	12,945
2012	10.561864	10.913641	3.33%	0
2011	10.443473	10.561864	1.13%	6,768

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.973073	12.182409	11.02%	0
2020	12.182409	12.515056	2.73%	0
2018	11.835447	10.973073	-7.29%	4,763
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.756263	13.326129	4.47%	0
2020	11.265628	12.756263	13.23%	0
2018	12.206448	11.265628	-7.71%	0
2017	10.621510	12.206448	14.92%	0
2016	10.107611	10.621510	5.08%	0
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.925892	16.181709	8.41%	20,513
2019	12.902218	14.925892	15.68%	20,956
2018	13.924228	12.902218	-7.34%	21,561
2017	12.549288	13.924228	10.96%	41,316
2016	11.920704	12.549288	5.27%	60,180
2015	12.173784	11.920704	-2.08%	62,072
2014	11.780270	12.173784	3.34%	70,176
2013	10.280635	11.780270	14.59%	64,076
2012	9.443182	10.280635	8.87%	64,582
2011	9.614905	9.443182	-1.79%	65,160
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	15.629451	17.249137	10.36%	28,825
2019	13.057593	15.629451	19.70%	29,581
2018	14.404499	13.057593	-9.35%	30,246
2017	12.564685	14.404499	14.64%	32,977
2016	11.788055	12.564685	6.59%	34,038
2015	12.086240	11.788055	-2.47%	27,006
2014	11.720529	12.086240	3.12%	35,014
2013	9.747885	11.720529	20.24%	28,438
2012	8.721778	9.747885	11.76%	29,767
2011	9.069692	8.721778	-3.84%	30,399

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.860093	14.782202	6.65%	621
2019	12.430881	13.860093	11.50%	624
2018	13.144061	12.430881	-5.43%	628
2017	12.249198	13.144061	7.31%	632
2016	11.794166	12.249198	3.86%	1,623
2015	12.007909	11.794166	-1.78%	1,657
2014	11.668759	12.007909	2.91%	1,641
2013	10.748517	11.668759	8.56%	1,662
2012	10.126280	10.748517	6.14%	1,597
2011	10.097963	10.126280	0.28%	1,590

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	28.561070	31.939326	11.83%	0
2019	23.883215	28.561070	19.59%	0
2018	25.722579	23.883215	-7.15%	0
2017	22.145932	25.722579	16.15%	0
2016	23.145177	22.145932	-4.32%	0
2015	25.715920	23.145177	-10.00%	0
2014	27.642848	25.715920	-6.97%	2,499
2013	22.495737	27.642848	22.88%	5,061
2012	19.222816	22.495737	17.03%	7,593
2011	21.094589	19.222816	-8.87%	13,531
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	22.736195	25.478210	12.06%	0
2019	18.963431	22.736195	19.89%	0
2018	19.959714	18.963431	-4.99%	0
2017	18.249657	19.959714	9.37%	0
2016	18.213676	18.249657	0.20%	0
2015	18.608082	18.213676	-2.12%	0
2014	17.614871	18.608082	5.64%	2,943
2013	14.501183	17.614871	21.47%	4,529
2012	13.215443	14.501183	9.73%	4,797
2011	13.025555	13.215443	1.46%	7,481
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	31.844676	38.000091	19.33%	0
2019	24.737261	31.844676	28.73%	0
2018	26.383464	24.737261	-6.24%	0
2017	22.248295	26.383464	18.59%	0
2016	21.838607	22.248295	1.88%	0
2015	22.394351	21.838607	-2.48%	0
2014	20.792481	22.394351	7.70%	3,638
2013	15.859090	20.792481	31.11%	7,749
2012	13.617307	15.859090	16.46%	13,829
2011	13.639629	13.617307	-0.16%	18,006
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	13.531613	14.745222	8.97%	0
2019	12.283756	13.531613	10.16%	0
2018	12.752871	12.283756	-3.68%	0
2017	12.484760	12.752871	2.15%	0
2016	12.220044	12.484760	2.17%	0
2015	12.419120	12.220044	-1.60%	0
2014	12.121067	12.419120	2.46%	1,346
2013	12.606768	12.121067	-3.85%	2,051
2012	12.136901	12.606768	3.87%	4,972
2011	11.517115	12.136901	5.38%	4,848

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.665201	4.134161	-37.97%	0
2019	6.559237	6.665201	1.62%	0
2018	10.142761	6.559237	-35.33%	0
2017	11.823124	10.142761	-14.21%	0
2016	8.947722	11.823124	32.14%	0
2015	11.703593	8.947722	-23.55%	0
2014	13.325692	11.703593	-12.17%	0
2013	10.621590	13.325692	25.46%	0
2012	10.670000	10.621590	-0.45%	0
2011	11.950360	10.670000	-10.71%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.933125	11.611831	6.21%	0
2019	10.175042	10.933125	7.45%	0
2018	10.380969	10.175042	-1.98%	0
2017	10.138043	10.380969	2.40%	0
2016	9.644680	10.138043	5.12%	0
2015	10.089339	9.644680	-4.41%	0
2014	10.255395	10.089339	-1.62%	0
2013	10.264333	10.255395	-0.09%	0
2012	9.823217	10.264333	4.49%	0
2011*	10.000000	9.823217	-1.77%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.075006	22.360229	1.29%	0
2019	18.253944	22.075006	20.93%	0
2018	21.048683	18.253944	-13.28%	0
2017	18.547155	21.048683	13.49%	0
2016	17.658173	18.547155	5.03%	0
2015	18.359262	17.658173	-3.82%	0
2014	17.021019	18.359262	7.86%	0
2013	13.372775	17.021019	27.28%	574
2012	12.032871	13.372775	11.14%	2,394
2011	12.855926	12.032871	-6.40%	5,288
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	22.844546	27.050029	18.41%	0
2019	18.473104	22.844546	23.66%	0
2018	20.072369	18.473104	-7.97%	0
2017	16.413912	20.072369	22.29%	0
2016	17.237778	16.413912	-4.78%	0
2015	16.977549	17.237778	1.53%	0
2014	17.125198	16.977549	-0.86%	0
2013	14.626794	17.125198	17.08%	0
2012	12.617690	14.626794	15.92%	0
2011	13.863658	12.617690	-8.99%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.068081	8.938200	-1.43%	0
2019	9.068212	9.068081	0.00%	0
2018	9.096703	9.068212	-0.31%	0
2017	9.209041	9.096703	-1.22%	0
2016	9.365351	9.209041	-1.67%	0
2015	9.535114	9.365351	-1.78%	0
2014	9.707944	9.535114	-1.78%	0
2013	9.883913	9.707944	-1.78%	11,823
2012	10.063570	9.883913	-1.79%	1,085
2011	10.245471	10.063570	-1.78%	2,267
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	34.615340	44.376792	28.20%	0
2019	25.807641	34.615340	34.13%	0
2018	25.696662	25.807641	0.43%	0
2017	20.230595	25.696662	27.02%	0
2016	20.351249	20.230595	-0.59%	0
2015	19.338003	20.351249	5.24%	0
2014	17.612216	19.338003	9.80%	3,860
2013	13.143081	17.612216	34.00%	13,373
2012	11.871578	13.143081	10.71%	27,907
2011	11.837365	11.871578	0.29%	35,999
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	22.365647	23.286943	4.12%	0
2019	20.482967	22.365647	9.19%	0
2018	21.311216	20.482967	-3.89%	0
2017	20.342167	21.311216	4.76%	0
2016	17.828137	20.342167	14.10%	0
2015	19.418118	17.828137	-8.19%	0
2014	19.404430	19.418118	0.07%	0
2013	17.882485	19.404430	8.51%	0
2012	15.349668	17.882485	16.50%	0
2011	14.849276	15.349668	3.37%	919
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.293232	19.254943	5.26%	0
2019	15.694433	18.293232	16.56%	0
2018	19.448171	15.694433	-19.30%	0
2017	16.080063	19.448171	20.95%	0
2016	16.198524	16.080063	-0.73%	0
2015	16.651611	16.198524	-2.72%	0
2014	16.715612	16.651611	-0.38%	0
2013	13.627005	16.715612	22.67%	0
2012	12.245392	13.627005	11.28%	0
2011	14.480174	12.245392	-15.43%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.923361	10.148057	2.26%	0
2019	9.695252	9.923361	2.35%	0
2018	9.797446	9.695252	-1.04%	0
2017	9.838605	9.797446	-0.42%	0
2016	9.827716	9.838605	0.11%	0
2015	9.921364	9.827716	-0.94%	0
2014	10.005667	9.921364	-0.84%	0
2013	10.244175	10.005667	-2.33%	0
2012	10.092123	10.244175	1.51%	0
2011*	10.000000	10.092123	0.92%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	36.502833	53.411675	46.32%	0
2019	26.947639	36.502833	35.46%	0
2018	27.460451	26.947639	-1.87%	0
2017	22.035522	27.460451	24.62%	0
2016	21.145165	22.035522	4.21%	0
2015	22.853781	21.145165	-7.48%	0
2014	21.574873	22.853781	5.93%	0
2013	16.908213	21.574873	27.60%	0
2012	15.162773	16.908213	11.51%	0
2011	15.527086	15.162773	-2.35%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.341385	7.208989	-13.58%	0
2019	7.760428	8.341385	7.49%	0
2018	10.295377	7.760428	-24.62%	0
2017	10.181314	10.295377	1.12%	0
2016	8.373638	10.181314	21.59%	0
2015	10.988151	8.373638	-23.79%	0
2014	12.867191	10.988151	-14.60%	0
2013	12.154801	12.867191	5.86%	0
2012	12.149259	12.154801	0.05%	0
2011	15.749294	12.149259	-22.86%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	18.655648	21.196749	13.62%	0
2019	15.415434	18.655648	21.02%	0
2018	16.399243	15.415434	-6.00%	0
2017	13.934900	16.399243	17.68%	0
2016	13.539146	13.934900	2.92%	0
2015	13.740756	13.539146	-1.47%	0
2014	13.344305	13.740756	2.97%	0
2013	10.688925	13.344305	24.84%	0
2012	9.703020	10.688925	10.16%	0
2011	10.308571	9.703020	-5.87%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.563324	16.112987	10.64%	0
2019	12.934544	14.563324	12.59%	0
2018	13.431792	12.934544	-3.70%	0
2017	12.376592	13.431792	8.53%	0
2016	12.254504	12.376592	1.00%	0
2015	12.423153	12.254504	-1.36%	0
2014	12.235958	12.423153	1.53%	0
2013	10.858961	12.235958	12.68%	0
2012	10.339872	10.858961	5.02%	0
2011	10.450513	10.339872	-1.06%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	12.928135	13.846538	7.10%	0
2020	11.221079	12.928135	15.21%	0
2018	11.904354	11.221079	-5.74%	0
2017	10.652004	11.904354	11.76%	0
2016	10.653587	10.652004	-0.01%	0
2015	10.895370	10.653587	-2.22%	0
2014	10.694038	10.895370	1.88%	0
2013*	10.000000	10.694038	6.94%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	16.149471	18.134189	12.29%	0
2019	13.813682	16.149471	16.91%	0
2018	14.639597	13.813682	-5.64%	0
2017	12.997133	14.639597	12.64%	0
2016	12.769265	12.997133	1.78%	0
2015	12.962053	12.769265	-1.49%	0
2014	12.663152	12.962053	2.36%	0
2013	10.671866	12.663152	18.66%	0
2012	9.922244	10.671866	7.55%	0
2011	10.253371	9.922244	-3.23%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.414775	14.453052	7.74%	0
2020	11.451246	13.414775	17.15%	0
2018	12.244192	11.451246	-6.48%	0
2017	10.776387	12.244192	13.62%	0
2016	10.720425	10.776387	0.52%	0
2015	10.994687	10.720425	-2.49%	0
2014	10.775343	10.994687	2.04%	0
2013*	10.000000	10.775343	7.75%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	17.585413	19.879656	13.05%	0
2019	14.751096	17.585413	19.21%	0
2018	15.765082	14.751096	-6.43%	0
2017	13.753721	15.765082	14.62%	0
2016	13.399648	13.753721	2.64%	0
2015	13.637131	13.399648	-1.74%	0
2014	13.274672	13.637131	2.73%	0
2013	10.917838	13.274672	21.59%	0
2012	10.033309	10.917838	8.82%	0
2011	10.534677	10.033309	-4.76%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.270511	13.207596	7.64%	0
2020	10.875802	12.270511	12.82%	0
2018	11.406965	10.875802	-4.66%	0
2017	10.385302	11.406965	9.84%	0
2016	10.449167	10.385302	-0.61%	0
2015	10.696155	10.449167	-2.31%	0
2014	10.568792	10.696155	1.21%	0
2013*	10.000000	10.568792	5.69%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.617889	17.409947	11.47%	0
2019	13.611206	15.617889	14.74%	0
2018	14.241897	13.611206	-4.43%	0
2017	12.860380	14.241897	10.74%	0
2016	12.701668	12.860380	1.25%	0
2015	12.892162	12.701668	-1.48%	0
2014	12.638285	12.892162	2.01%	0
2013	10.933791	12.638285	15.59%	0
2012	10.270811	10.933791	6.45%	0
2011	10.458814	10.270811	-1.80%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	49.150712	65.334879	32.93%	0
2019	33.482685	49.150712	46.79%	0
2018	35.983854	33.482685	-6.95%	0
2017	27.734019	35.983854	29.75%	0
2016	27.812079	27.734019	-0.28%	0
2015	29.161677	27.812079	-4.63%	0
2014	28.856377	29.161677	1.06%	0
2013	18.789875	28.856377	53.57%	0
2012	14.969078	18.789875	25.52%	0
2011	16.175927	14.969078	-7.46%	1,379

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	25.460317	24.219524	-4.87%	0
2019	20.836872	25.460317	22.19%	0
2018	22.473463	20.836872	-7.28%	0
2017	21.714567	22.473463	3.49%	0
2016	21.206652	21.714567	2.40%	0
2015	20.609463	21.206652	2.90%	0
2014	16.123155	20.609463	27.83%	0
2013	16.235231	16.123155	-0.69%	0
2012	14.045059	16.235231	15.59%	0
2011	13.619767	14.045059	3.12%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	26.239347	27.577073	5.10%	0
2019	21.491888	26.239347	22.09%	0
2018	24.452626	21.491888	-12.11%	0
2017	21.894299	24.452626	11.68%	0
2016	17.298786	21.894299	26.57%	0
2015	18.658046	17.298786	-7.29%	0
2014	17.749329	18.658046	5.12%	0
2013	13.535998	17.749329	31.13%	0
2012	11.619568	13.535998	16.49%	0
2011	13.567294	11.619568	-14.36%	199
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.076998	32.549103	35.19%	0
2019	19.874022	24.076998	21.15%	0
2018	21.108980	19.874022	-5.85%	0
2017	17.458701	21.108980	20.91%	0
2016	17.274286	17.458701	1.07%	0
2015	17.265906	17.274286	0.05%	0
2014	17.306572	17.265906	-0.23%	0
2013	12.293193	17.306572	40.78%	0
2012	11.904282	12.293193	3.27%	0
2011	13.559891	11.904282	-12.21%	1,554
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	23.573275	23.608265	0.15%	0
2019	19.002200	23.573275	24.06%	0
2018	20.862158	19.002200	-8.92%	0
2017	18.883939	20.862158	10.48%	0
2016	17.301736	18.883939	9.14%	0
2015	18.336814	17.301736	-5.64%	0
2014	16.830949	18.336814	8.95%	860
2013	12.664179	16.830949	32.90%	7,337
2012	10.848533	12.664179	16.74%	14,361
2011	11.919184	10.848533	-8.98%	18,454

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	15.708015	17.402257	10.79%	0
2019	12.927863	15.708015	21.51%	0
2018	14.445316	12.927863	-10.50%	0
2017	12.420299	14.445316	16.30%	0
2016	11.553461	12.420299	7.50%	0
2015	11.883860	11.553461	-2.78%	0
2014	11.527033	11.883860	3.10%	0
2013	9.224742	11.527033	24.96%	0
2012	8.105218	9.224742	13.81%	0
2011	8.591265	8.105218	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.842616	19.169589	7.44%	0
2019	15.752948	17.842616	13.27%	0
2018	16.861001	15.752948	-6.57%	0
2017	15.449516	16.861001	9.14%	0
2016	14.799176	15.449516	4.39%	0
2015	15.096673	14.799176	-1.97%	0
2014	14.699388	15.096673	2.70%	0
2013	13.197182	14.699388	11.38%	0
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.735849	23.824654	9.61%	0
2019	18.454344	21.735849	17.78%	0
2018	20.094807	18.454344	-8.16%	0
2017	17.822756	20.094807	12.75%	0
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.402058	12.996667	4.79%	0
2019	11.530210	12.402058	7.56%	0
2018	11.958386	11.530210	-3.58%	0
2017	11.522194	11.958386	3.79%	0
2016	11.253002	11.522194	2.39%	0
2015	11.429017	11.253002	-1.54%	0
2014	11.202687	11.429017	2.02%	0
2013	10.882226	11.202687	2.94%	0
2012	10.536836	10.882226	3.28%	0
2011	10.424008	10.536836	1.08%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.141122	12.466281	2.68%	0
2020	10.941450	12.141122	10.96%	0
2018	11.807374	10.941450	-7.33%	0
2017	10.543781	11.807374	11.98%	0
2016	10.156788	10.543781	3.81%	0
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.713068	13.274242	4.41%	0
2020	11.233201	12.713068	13.17%	0
2018	12.177545	11.233201	-7.75%	0
2017	10.601725	12.177545	14.86%	0
2016	10.093899	10.601725	5.03%	0
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.829904	16.069471	8.36%	0
2019	12.825770	14.829904	15.63%	0
2018	13.848825	12.825770	-7.39%	0
2017	12.487665	13.848825	10.90%	0
2016	11.868184	12.487665	5.22%	0
2015	12.126314	11.868184	-2.13%	0
2014	11.740307	12.126314	3.29%	0
2013	10.250989	11.740307	14.53%	0
2012	9.420763	10.250989	8.81%	0
2011	9.596956	9.420763	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	15.529002	17.129567	10.31%	0
2019	12.980262	15.529002	19.64%	0
2018	14.326535	12.980262	-9.40%	0
2017	12.503019	14.326535	14.58%	0
2016	11.736156	12.503019	6.53%	0
2015	12.039157	11.736156	-2.52%	0
2014	11.680820	12.039157	3.07%	0
2013	9.719804	11.680820	20.18%	0
2012	8.701080	9.719804	11.71%	0
2011	9.052766	8.701080	-3.88%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.770993	14.679709	6.60%	0
2019	12.357253	13.770993	11.44%	0
2018	13.072901	12.357253	-5.47%	0
2017	12.189076	13.072901	7.25%	0
2016	11.742222	12.189076	3.81%	0
2015	11.961114	11.742222	-1.83%	0
2014	11.629195	11.961114	2.85%	0
2013	10.717541	11.629195	8.51%	0
2012	10.102245	10.717541	6.09%	0
2011	10.079117	10.102245	0.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	28.331725	31.666731	11.77%	9,308
2019	23.703500	28.331725	19.53%	10,009
2018	25.542112	23.703500	-7.20%	16,403
2017	22.001723	25.542112	16.09%	37,120
2016	23.006149	22.001723	-4.37%	103,783
2015	25.574483	23.006149	-10.04%	230,564
2014	27.504836	25.574483	-7.02%	368,275
2013	22.394817	27.504836	22.82%	553,682
2012	19.146343	22.394817	16.97%	789,512
2011	21.021358	19.146343	-8.92%	1,012,945
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	22.553610	25.260751	12.00%	5,141
2019	18.820728	22.553610	19.83%	5,529
2018	19.819663	18.820728	-5.04%	10,516
2017	18.130812	19.819663	9.31%	15,060
2016	18.104257	18.130812	0.15%	33,335
2015	18.505710	18.104257	-2.17%	60,428
2014	17.526894	18.505710	5.58%	110,481
2013	14.436102	17.526894	21.41%	145,399
2012	13.162850	14.436102	9.67%	191,023
2011	12.980315	13.162850	1.41%	232,764
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	31.588914	37.675705	19.27%	7,460
2019	24.551081	31.588914	28.67%	13,151
2018	26.198317	24.551081	-6.29%	15,292
2017	22.103371	26.198317	18.53%	20,443
2016	21.707378	22.103371	1.82%	51,876
2015	22.271129	21.707378	-2.53%	110,520
2014	20.688600	22.271129	7.65%	195,748
2013	15.787885	20.688600	31.04%	297,815
2012	13.563086	15.787885	16.40%	385,805
2011	13.592219	13.563086	-0.21%	498,631
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	13.422950	14.619365	8.91%	4,034
2019	12.191325	13.422950	10.10%	5,427
2018	12.663399	12.191325	-3.73%	9,915
2017	12.403464	12.663399	2.10%	23,774
2016	12.146635	12.403464	2.11%	37,799
2015	12.350795	12.146635	-1.65%	77,426
2014	12.060511	12.350795	2.41%	130,851
2013	12.550184	12.060511	-3.90%	204,008
2012	12.088597	12.550184	3.82%	321,676
2011	11.477099	12.088597	5.33%	298,891

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.618954	4.103370	-38.01%	1,326
2019	6.517038	6.618954	1.56%	1,376
2018	10.082674	6.517038	-35.36%	1,384
2017	11.759058	10.082674	-14.26%	1,704
2016	8.903759	11.759058	32.07%	2,442
2015	11.652032	8.903759	-23.59%	2,028
2014	13.273755	11.652032	-12.22%	9,340
2013	10.585577	13.273755	25.39%	6,718
2012	10.639249	10.585577	-0.50%	6,996
2011	11.921965	10.639249	-10.76%	55,381
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.884972	11.554801	6.15%	3,397
2019	10.135395	10.884972	7.40%	2,306
2018	10.345826	10.135395	-2.03%	2,326
2017	10.108851	10.345826	2.34%	2,281
2016	9.621791	10.108851	5.06%	2,255
2015	10.070529	9.621791	-4.46%	3,707
2014	10.241491	10.070529	-1.67%	5,084
2013	10.255638	10.241491	-0.14%	5,253
2012	9.819903	10.255638	4.44%	3,746
2011*	10.000000	9.819903	-1.80%	3,142
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.897790	22.169427	1.24%	6,920
2019	18.116619	21.897790	20.87%	6,951
2018	20.901039	18.116619	-13.32%	7,457
2017	18.426406	20.901039	13.43%	19,526
2016	17.552113	18.426406	4.98%	47,396
2015	18.258294	17.552113	-3.87%	95,135
2014	16.936043	18.258294	7.81%	155,859
2013	13.312781	16.936043	27.22%	222,667
2012	11.984997	13.312781	11.08%	315,351
2011	12.811286	11.984997	-6.45%	427,240
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	22.661017	26.819053	18.35%	3,670
2019	18.334020	22.661017	23.60%	2,938
2018	19.931458	18.334020	-8.01%	2,944
2017	16.306956	19.931458	22.23%	5,973
2016	17.134158	16.306956	-4.83%	6,905
2015	16.884104	17.134158	1.48%	8,060
2014	17.039620	16.884104	-0.91%	9,920
2013	14.561108	17.039620	17.02%	10,865
2012	12.567448	14.561108	15.86%	12,574
2011	13.815492	12.567448	-9.03%	15,490

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.994521	8.861179	-1.48%	2,428
2019	8.999231	8.994521	-0.05%	2,429
2018	9.032128	8.999231	-0.36%	2,430
2017	9.148305	9.032128	-1.27%	22,944
2016	9.308307	9.148305	-1.72%	23,436
2015	9.481857	9.308307	-1.83%	27,171
2014	9.658636	9.481857	-1.83%	42,909
2013	9.838722	9.658636	-1.83%	51,611
2012	10.022672	9.838722	-1.84%	53,591
2011	10.209018	10.022672	-1.83%	170,051
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	34.337300	43.997947	28.13%	13,806
2019	25.613385	34.337300	34.06%	18,120
2018	25.516315	25.613385	0.38%	22,081
2017	20.098807	25.516315	26.95%	30,894
2016	20.228935	20.098807	-0.64%	61,505
2015	19.231554	20.228935	5.19%	131,238
2014	17.524185	19.231554	9.74%	227,629
2013	13.084047	17.524185	33.94%	355,372
2012	11.824291	13.084047	10.65%	522,669
2011	11.796210	11.824291	0.24%	666,275
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	22.186092	23.088235	4.07%	4,180
2019	20.328865	22.186092	9.14%	5,764
2018	21.161716	20.328865	-3.94%	8,318
2017	20.209724	21.161716	4.71%	10,761
2016	17.721060	20.209724	14.04%	18,283
2015	19.311329	17.721060	-8.23%	26,277
2014	19.307555	19.311329	0.02%	31,925
2013	17.802280	19.307555	8.46%	38,363
2012	15.288623	17.802280	16.44%	41,432
2011	14.797730	15.288623	3.32%	33,670
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.146300	19.090558	5.20%	16,737
2019	15.576319	18.146300	16.50%	15,416
2018	19.311706	15.576319	-19.34%	4,336
2017	15.975332	19.311706	20.88%	6,159
2016	16.101196	15.975332	-0.78%	6,593
2015	16.559990	16.101196	-2.77%	9,062
2014	16.632106	16.559990	-0.43%	26,049
2013	13.565844	16.632106	22.60%	28,105
2012	12.196652	13.565844	11.23%	35,571
2011	14.429880	12.196652	-15.48%	37,248

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.879671	10.098240	2.21%	0
2019	9.657471	9.879671	2.30%	859
2018	9.764271	9.657471	-1.09%	842
2017	9.810274	9.764271	-0.47%	785
2016	9.804400	9.810274	0.06%	736
2015	9.902864	9.804400	-0.99%	3,211
2014	9.992089	9.902864	-0.89%	3,357
2013	10.235488	9.992089	-2.38%	670
2012	10.088710	10.235488	1.45%	3,456
2011*	10.000000	10.088710	0.89%	9,193
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	36.232678	52.989409	46.25%	15,395
2019	26.761819	36.232678	35.39%	17,719
2018	27.285070	26.761819	-1.92%	14,655
2017	21.905902	27.285070	24.56%	20,627
2016	21.031456	21.905902	4.16%	44,399
2015	22.742475	21.031456	-7.52%	101,354
2014	21.480723	22.742475	5.87%	142,341
2013	16.842999	21.480723	27.54%	229,069
2012	15.112000	16.842999	11.45%	331,045
2011	15.482961	15.112000	-2.40%	442,562
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.279644	7.151971	-13.62%	4,806
2019	7.706902	8.279644	7.43%	4,881
2018	10.229621	7.706902	-24.66%	5,090
2017	10.121422	10.229621	1.07%	11,713
2016	8.328604	10.121422	21.53%	13,573
2015	10.934639	8.328604	-23.83%	14,174
2014	12.811075	10.934639	-14.65%	21,797
2013	12.107960	12.811075	5.81%	23,830
2012	12.108624	12.107960	-0.01%	26,891
2011	15.704601	12.108624	-22.90%	27,106
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	18.543571	21.058685	13.56%	957
2019	15.330636	18.543571	20.96%	0
2018	16.317384	15.330636	-6.05%	0
2017	13.872376	16.317384	17.63%	76,361
2016	13.485235	13.872376	2.87%	94,984
2015	13.693009	13.485235	-1.52%	180,198
2014	13.304711	13.693009	2.92%	208,036
2013	10.662634	13.304711	24.78%	223,564
2012	9.684109	10.662634	10.10%	266,781
2011	10.293701	9.684109	-5.92%	285,908

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.475825	16.008021	10.58%	86,433
2019	12.863378	14.475825	12.54%	96,711
2018	13.364731	12.863378	-3.75%	127,363
2017	12.321057	13.364731	8.47%	157,709
2016	12.205712	12.321057	0.95%	186,814
2015	12.379995	12.205712	-1.41%	213,662
2014	12.199662	12.379995	1.48%	224,918
2013	10.832260	12.199662	12.62%	300,381
2012	10.319714	10.832260	4.97%	222,795
2011	10.435432	10.319714	-1.11%	138,538
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	12.886174	13.794567	7.05%	0
2020	11.190355	12.886174	15.15%	0
2018	11.877847	11.190355	-5.79%	0
2017	10.633679	11.877847	11.70%	0
2016	10.640656	10.633679	-0.07%	0
2015	10.887681	10.640656	-2.27%	0
2014	10.691937	10.887681	1.83%	0
2013*	10.000000	10.691937	6.92%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	16.052467	18.016076	12.23%	676,244
2019	13.737702	16.052467	16.85%	747,354
2018	14.566528	13.737702	-5.69%	864,260
2017	12.938825	14.566528	12.58%	1,007,700
2016	12.718429	12.938825	1.73%	1,126,615
2015	12.917016	12.718429	-1.54%	1,189,819
2014	12.625588	12.917016	2.31%	1,204,133
2013	10.645621	12.625588	18.60%	1,238,300
2012	9.902897	10.645621	7.50%	883,477
2011	10.238580	9.902897	-3.28%	571,622
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.371178	14.398749	7.68%	0
2020	11.419846	13.371178	17.09%	0
2018	12.216877	11.419846	-6.52%	0
2017	10.757815	12.216877	13.56%	0
2016	10.707392	10.757815	0.47%	0
2015	10.986914	10.707392	-2.54%	0
2014	10.773213	10.986914	1.98%	0
2013*	10.000000	10.773213	7.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	17.479752	19.750150	12.99%	0
2019	14.669935	17.479752	19.15%	10,311
2018	15.686370	14.669935	-6.48%	10,392
2017	13.692005	15.686370	14.57%	67,046
2016	13.346303	13.692005	2.59%	75,159
2015	13.589749	13.346303	-1.79%	75,340
2014	13.235289	13.589749	2.68%	447,414
2013	10.890988	13.235289	21.53%	550,219
2012	10.013729	10.890988	8.76%	594,889
2011	10.519463	10.013729	-4.81%	593,117
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	12.230662	13.158011	7.58%	0
2020	10.846000	12.230662	12.77%	0
2018	11.381548	10.846000	-4.71%	0
2017	10.367433	11.381548	9.78%	0
2016	10.436475	10.367433	-0.66%	0
2015	10.688603	10.436475	-2.36%	0
2014	10.566707	10.688603	1.15%	0
2013*	10.000000	10.566707	5.67%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.524024	17.296506	11.42%	178,110
2019	13.536291	15.524024	14.68%	211,140
2018	14.170763	13.536291	-4.48%	252,298
2017	12.802648	14.170763	10.69%	337,586
2016	12.651075	12.802648	1.20%	407,139
2015	12.847356	12.651075	-1.53%	344,074
2014	12.600781	12.847356	1.96%	423,292
2013	10.906897	12.600781	15.53%	459,659
2012	10.250777	10.906897	6.40%	554,190
2011	10.443719	10.250777	-1.85%	404,569
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	48.756069	64.777324	32.86%	17,051
2019	33.230761	48.756069	46.72%	21,647
2018	35.731411	33.230761	-7.00%	18,023
2017	27.553414	35.731411	29.68%	20,424
2016	27.645010	27.553414	-0.33%	21,419
2015	29.001272	27.645010	-4.68%	23,396
2014	28.712266	29.001272	1.01%	20,197
2013	18.705548	28.712266	53.50%	21,080
2012	14.909507	18.705548	25.46%	26,192
2011	16.119746	14.909507	-7.51%	24,009

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	25.261274	24.017941	-4.92%	1,402
2019	20.684503	25.261274	22.13%	1,804
2018	22.320559	20.684503	-7.33%	10,572
2017	21.577786	22.320559	3.44%	13,094
2016	21.083770	21.577786	2.34%	13,738
2015	20.500478	21.083770	2.85%	15,457
2014	16.046056	20.500478	27.76%	8,983
2013	16.165831	16.046056	-0.74%	5,731
2012	13.992152	16.165831	15.53%	8,093
2011	13.575358	13.992152	3.07%	6,810
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	26.028541	27.341587	5.04%	5,606
2019	21.330083	26.028541	22.03%	4,921
2018	24.280971	21.330083	-12.15%	8,407
2017	21.751646	24.280971	11.63%	9,989
2016	17.194800	21.751646	26.50%	18,337
2015	18.555349	17.194800	-7.33%	20,288
2014	17.660621	18.555349	5.07%	21,595
2013	13.475210	17.660621	31.06%	24,982
2012	11.573295	13.475210	16.43%	27,893
2011	13.520143	11.573295	-14.40%	55,729
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	23.883642	32.271267	35.12%	13,026
2019	19.724463	23.883642	21.09%	16,873
2018	20.960866	19.724463	-5.90%	16,409
2017	17.344999	20.960866	20.85%	16,068
2016	17.170504	17.344999	1.02%	16,450
2015	17.170924	17.170504	0.00%	17,235
2014	17.220145	17.170924	-0.29%	18,325
2013	12.238021	17.220145	40.71%	19,550
2012	11.856906	12.238021	3.21%	25,739
2011	13.512796	11.856906	-12.25%	18,073
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	23.383937	23.406721	0.10%	11,560
2019	18.859172	23.383937	23.99%	10,171
2018	20.715746	18.859172	-8.96%	9,390
2017	18.760931	20.715746	10.42%	14,982
2016	17.197768	18.760931	9.09%	40,069
2015	18.235918	17.197768	-5.69%	76,220
2014	16.746865	18.235918	8.89%	135,906
2013	12.607323	16.746865	32.83%	202,330
2012	10.805351	12.607323	16.68%	281,958
2011	11.877782	10.805351	-9.03%	392,365

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	15.606991	17.281525	10.73%	0
2019	12.851267	15.606991	21.44%	0
2018	14.367101	12.851267	-10.55%	0
2017	12.359319	14.367101	16.25%	36,514
2016	11.502573	12.359319	7.45%	38,675
2015	11.837551	11.502573	-2.83%	53,085
2014	11.487954	11.837551	3.04%	57,300
2013	9.198145	11.487954	24.89%	57,994
2012	8.085978	9.198145	13.75%	59,308
2011	8.575212	8.085978	-5.71%	67,600
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.745906	19.055979	7.38%	32,371
2019	15.675550	17.745906	13.21%	55,652
2018	16.786754	15.675550	-6.62%	60,029
2017	15.389296	16.786754	9.08%	59,829
2016	14.748986	15.389296	4.34%	29,312
2015	15.053137	14.748986	-2.02%	31,365
2014	14.664468	15.053137	2.65%	25,580
2013	13.172548	14.664468	11.33%	46,658
2012	12.269767	13.172548	7.36%	42,234
2011	12.390907	12.269767	-0.98%	11,258
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.618098	23.683514	9.55%	0
2019	18.363716	21.618098	17.72%	0
2018	20.006375	18.363716	-8.21%	0
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.322278	12.906490	4.74%	1,826
2019	11.461870	12.322278	7.51%	5,129
2018	11.893597	11.461870	-3.63%	5,279
2017	11.465590	11.893597	3.73%	7,098
2016	11.203423	11.465590	2.34%	7,390
2015	11.384460	11.203423	-1.59%	7,637
2014	11.164691	11.384460	1.97%	12,779
2013	10.850847	11.164691	2.89%	16,065
2012	10.511821	10.850847	3.23%	26,206
2011	10.404539	10.511821	1.03%	23,183

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.099987	12.417729	2.63%	0
2020	10.909938	12.099987	10.91%	0
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.669957	13.222494	4.36%	0
2020	11.200812	12.669957	13.12%	0
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	13,222
2016	10.080184	10.581940	4.98%	14,040
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.734543	15.958009	8.30%	96,238
2019	12.749787	14.734543	15.57%	103,945
2018	13.773821	12.749787	-7.43%	111,288
2017	12.426346	13.773821	10.84%	104,442
2016	11.815901	12.426346	5.17%	124,167
2015	12.079050	11.815901	-2.18%	131,741
2014	11.700501	12.079050	3.24%	112,041
2013	10.221429	11.700501	14.47%	173,580
2012	9.398385	10.221429	8.76%	217,744
2011	9.579027	9.398385	-1.89%	252,008
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	15.429189	17.010799	10.25%	0
2019	12.903398	15.429189	19.57%	0
2018	14.248989	12.903398	-9.44%	0
2017	12.441650	14.248989	14.53%	16,579
2016	11.684479	12.441650	6.48%	77,844
2015	11.992248	11.684479	-2.57%	82,488
2014	11.641233	11.992248	3.02%	162,447
2013	9.691803	11.641233	20.11%	214,155
2012	8.680442	9.691803	11.65%	232,488
2011	9.035887	8.680442	-3.93%	244,847

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.682448	14.577900	6.54%	18,427
2019	12.284055	13.682448	11.38%	19,567
2018	13.002126	12.284055	-5.52%	20,608
2017	12.129239	13.002126	7.20%	21,663
2016	11.690508	12.129239	3.75%	33,588
2015	11.914501	11.690508	-1.88%	34,753
2014	11.589785	11.914501	2.80%	41,250
2013	10.686647	11.589785	8.45%	70,229
2012	10.078269	10.686647	6.04%	90,545
2011	10.060307	10.078269	0.18%	123,491

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	28.104090	31.396296	11.71%	5,598
2019	23.525037	28.104090	19.46%	6,300
2018	25.362807	23.525037	-7.25%	8,455
2017	21.858363	25.362807	16.03%	10,580
2016	22.867861	21.858363	-4.41%	24,015
2015	25.433726	22.867861	-10.09%	53,128
2014	27.367401	25.433726	-7.07%	85,964
2013	22.294267	27.367401	22.76%	138,369
2012	19.070120	22.294267	16.91%	217,352
2011	20.948329	19.070120	-8.97%	248,371
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	22.372414	25.045042	11.95%	1,551
2019	18.679031	22.372414	19.77%	1,548
2018	19.680529	18.679031	-5.09%	1,800
2017	18.012678	19.680529	9.26%	2,721
2016	17.995444	18.012678	0.10%	3,215
2015	18.403874	17.995444	-2.22%	23,758
2014	17.439328	18.403874	5.53%	32,066
2013	14.371295	17.439328	21.35%	64,834
2012	13.110445	14.371295	9.62%	65,084
2011	12.935204	13.110445	1.35%	95,923
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	31.335107	37.353959	19.21%	2,743
2019	24.366228	31.335107	28.60%	3,257
2018	26.014389	24.366228	-6.34%	3,401
2017	21.959347	26.014389	18.47%	3,624
2016	21.576902	21.959347	1.77%	10,173
2015	22.148552	21.576902	-2.58%	24,054
2014	20.585230	22.148552	7.59%	41,298
2013	15.717003	20.585230	30.97%	77,149
2012	13.509086	15.717003	16.34%	122,440
2011	13.544989	13.509086	-0.27%	155,324
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	13.315122	14.494546	8.86%	166
2019	12.099542	13.315122	10.05%	166
2018	12.574499	12.099542	-3.78%	185
2017	12.322654	12.574499	2.04%	6,077
2016	12.073634	12.322654	2.06%	214
2015	12.282818	12.073634	-1.70%	3,807
2014	12.000245	12.282818	2.35%	29,312
2013	12.493839	12.000245	-3.95%	43,458
2012	12.040485	12.493839	3.77%	63,652
2011	11.437232	12.040485	5.27%	74,832

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.572979	4.072796	-38.04%	5,407
2019	6.475066	6.572979	1.51%	2,750
2018	10.022878	6.475066	-35.40%	1,755
2017	11.695254	10.022878	-14.30%	1,595
2016	8.859947	11.695254	32.00%	1,255
2015	11.600625	8.859947	-23.63%	1,328
2014	13.221947	11.600625	-12.26%	1,087
2013	10.549636	13.221947	25.33%	2,354
2012	10.608544	10.549636	-0.56%	2,614
2011	11.893610	10.608544	-10.80%	2,289
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.837011	11.498034	6.10%	0
2019	10.095887	10.837011	7.34%	0
2018	10.310768	10.095887	-2.08%	0
2017	10.079720	10.310768	2.29%	0
2016	9.598937	10.079720	5.01%	0
2015	10.051725	9.598937	-4.50%	0
2014	10.227577	10.051725	-1.72%	0
2013	10.246938	10.227577	-0.19%	0
2012	9.816587	10.246938	4.38%	0
2011*	10.000000	9.816587	-1.83%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.721814	21.980060	1.19%	0
2019	17.980184	21.721814	20.81%	0
2018	20.754283	17.980184	-13.37%	405
2017	18.306336	20.754283	13.37%	141
2016	17.446616	18.306336	4.93%	8,417
2015	18.157804	17.446616	-3.92%	23,021
2014	16.851404	18.157804	7.75%	36,916
2013	13.252986	16.851404	27.15%	68,640
2012	11.937264	13.252986	11.02%	83,702
2011	12.766747	11.937264	-6.50%	122,878
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	22.478946	26.590034	18.29%	167
2019	18.195974	22.478946	23.54%	167
2018	19.791532	18.195974	-8.06%	187
2017	16.200699	19.791532	22.16%	195
2016	17.031164	16.200699	-4.88%	216
2015	16.791161	17.031164	1.43%	216
2014	16.954457	16.791161	-0.96%	217
2013	14.495708	16.954457	16.96%	276
2012	12.517393	14.495708	15.80%	1,732
2011	13.767474	12.517393	-9.08%	1,992

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.921461	8.784725	-1.53%	0
2019	8.930690	8.921461	-0.10%	0
2018	8.967930	8.930690	-0.42%	2,819
2017	9.087898	8.967930	-1.32%	0
2016	9.251540	9.087898	-1.77%	0
2015	9.428842	9.251540	-1.88%	0
2014	9.609534	9.428842	-1.88%	84
2013	9.793689	9.609534	-1.88%	6,976
2012	9.981900	9.793689	-1.89%	2,763
2011	10.172658	9.981900	-1.88%	47,243
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	34.061414	43.622225	28.07%	0
2019	25.420535	34.061414	33.99%	0
2018	25.337180	25.420535	0.33%	487
2017	19.967845	25.337180	26.89%	2,436
2016	20.107342	19.967845	-0.69%	10,591
2015	19.125707	20.107342	5.13%	30,671
2014	17.436617	19.125707	9.69%	63,811
2013	13.025300	17.436617	33.87%	116,187
2012	11.777201	13.025300	10.60%	162,782
2011	11.755208	11.777201	0.19%	218,130
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	22.007896	22.891117	4.01%	1,045
2019	20.175868	22.007896	9.08%	1,144
2018	21.013215	20.175868	-3.98%	1,095
2017	20.078094	21.013215	4.66%	1,107
2016	17.614579	20.078094	13.99%	1,064
2015	19.205069	17.614579	-8.28%	4,383
2014	19.211098	19.205069	-0.03%	4,478
2013	17.722368	19.211098	8.40%	5,331
2012	15.227755	17.722368	16.38%	14,447
2011	14.746307	15.227755	3.26%	11,128
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.000492	18.927509	5.15%	105
2019	15.459031	18.000492	16.44%	192
2018	19.176127	15.459031	-19.38%	335
2017	15.871238	19.176127	20.82%	458
2016	16.004404	15.871238	-0.83%	616
2015	16.468821	16.004404	-2.82%	616
2014	16.548968	16.468821	-0.48%	616
2013	13.504900	16.548968	22.54%	616
2012	12.148058	13.504900	11.17%	980
2011	14.379715	12.148058	-15.52%	5,456

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.836174	10.048668	2.16%	0
2019	9.619860	9.836174	2.25%	0
2018	9.731223	9.619860	-1.14%	0
2017	9.782034	9.731223	-0.52%	0
2016	9.781135	9.782034	0.01%	0
2015	9.884389	9.781135	-1.04%	0
2014	9.978537	9.884389	-0.94%	0
2013	10.226812	9.978537	-2.43%	0
2012	10.085315	10.226812	1.40%	0
2011*	10.000000	10.085315	0.85%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.964358	52.570245	46.17%	152
2019	26.577170	35.964358	35.32%	153
2018	27.110710	26.577170	-1.97%	629
2017	21.776974	27.110710	24.49%	1,256
2016	20.918305	21.776974	4.10%	5,184
2015	22.631646	20.918305	-7.57%	14,861
2014	21.386957	22.631646	5.82%	23,553
2013	16.778015	21.386957	27.47%	44,559
2012	15.061395	16.778015	11.40%	64,362
2011	15.438969	15.061395	-2.45%	87,456
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.218282	7.095341	-13.66%	11,838
2019	7.653694	8.218282	7.38%	10,500
2018	10.164190	7.653694	-24.70%	9,093
2017	10.061797	10.164190	1.02%	8,923
2016	8.283760	10.061797	21.46%	8,560
2015	10.881321	8.283760	-23.87%	8,708
2014	12.755113	10.881321	-14.69%	7,467
2013	12.061214	12.755113	5.75%	10,576
2012	12.068050	12.061214	-0.06%	10,817
2011	15.659957	12.068050	-22.94%	10,441
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	18.432010	20.921328	13.51%	3,734
2019	15.246163	18.432010	20.90%	3,769
2018	16.235803	15.246163	-6.10%	3,845
2017	13.810042	16.235803	17.57%	3,893
2016	13.431473	13.810042	2.82%	15,747
2015	13.645368	13.431473	-1.57%	15,817
2014	13.265182	13.645368	2.87%	16,081
2013	10.636378	13.265182	24.72%	16,136
2012	9.665186	10.636378	10.05%	16,024
2011	10.278814	9.665186	-5.97%	16,027

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.388779	15.903667	10.53%	4,734
2019	12.792550	14.388779	12.48%	5,104
2018	13.297955	12.792550	-3.80%	5,491
2017	12.265719	13.297955	8.42%	5,890
2016	12.157067	12.265719	0.89%	6,367
2015	12.336944	12.157067	-1.46%	0
2014	12.163442	12.336944	1.43%	8,394
2013	10.805607	12.163442	12.57%	52,432
2012	10.299577	10.805607	4.91%	37,213
2011	10.420375	10.299577	-1.16%	53,968
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	12.844285	13.742735	6.99%	0
2020	11.159673	12.844285	15.10%	0
2018	11.851345	11.159673	-5.84%	0
2017	10.615346	11.851345	11.64%	0
2016	10.627721	10.615346	-0.12%	0
2015	10.879997	10.627721	-2.32%	0
2014	10.689834	10.879997	1.78%	0
2013*	10.000000	10.689834	6.90%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.955955	17.898645	12.18%	119,373
2019	13.662059	15.955955	16.79%	131,161
2018	14.493747	13.662059	-5.74%	139,482
2017	12.880719	14.493747	12.52%	165,873
2016	12.667745	12.880719	1.68%	172,086
2015	12.872101	12.667745	-1.59%	154,927
2014	12.588087	12.872101	2.26%	154,299
2013	10.619416	12.588087	18.54%	79,137
2012	9.883573	10.619416	7.45%	64,653
2011	10.223797	9.883573	-3.33%	60,804
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.388549	13.327743	17.03%	0
2020	13.327743	14.344669	7.63%	0
2018	12.189642	11.388549	-6.57%	0
2017	10.739286	12.189642	13.51%	0
2016	10.694379	10.739286	0.42%	0
2015	10.979153	10.694379	-2.59%	0
2014	10.771097	10.979153	1.93%	0
2013*	10.000000	10.771097	7.71%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	17.374640	19.621388	12.93%	0
2019	14.589138	17.374640	19.09%	0
2018	15.607976	14.589138	-6.53%	0
2017	13.630496	15.607976	14.51%	0
2016	13.293107	13.630496	2.54%	23,818
2015	13.542482	13.293107	-1.84%	23,818
2014	13.195977	13.542482	2.63%	35,970
2013	10.864175	13.195977	21.46%	66,064
2012	9.994186	10.864175	8.70%	66,414
2011	10.504269	9.994186	-4.86%	79,265
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.816272	12.190930	12.71%	0
2020	12.190930	13.108587	7.53%	0
2018	11.356165	10.816272	-4.75%	0
2017	10.349568	11.356165	9.73%	0
2016	10.423791	10.349568	-0.71%	0
2015	10.681058	10.423791	-2.41%	0
2014	10.564635	10.681058	1.10%	0
2013*	10.000000	10.564635	5.65%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.430714	17.183781	11.36%	14,239
2019	13.461779	15.430714	14.63%	15,349
2018	14.099997	13.461779	-4.53%	16,503
2017	12.745192	14.099997	10.63%	21,080
2016	12.600696	12.745192	1.15%	22,500
2015	12.802717	12.600696	-1.58%	4,509
2014	12.563393	12.802717	1.90%	22,084
2013	10.880075	12.563393	15.47%	39,135
2012	10.230796	10.880075	6.35%	42,647
2011	10.428655	10.230796	-1.90%	40,202
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	48.364221	64.224014	32.79%	2,119
2019	32.980474	48.364221	46.65%	2,654
2018	35.480471	32.980474	-7.05%	3,122
2017	27.373816	35.480471	29.61%	3,140
2016	27.478776	27.373816	-0.38%	3,723
2015	28.841599	27.478776	-4.73%	5,136
2014	28.568756	28.841599	0.96%	5,364
2013	18.621533	28.568756	53.42%	8,615
2012	14.850107	18.621533	25.40%	13,722
2011	16.063696	14.850107	-7.55%	14,568

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	25.063583	23.817810	-4.97%	254
2019	20.533083	25.063583	22.06%	333
2018	22.168532	20.533083	-7.38%	481
2017	21.441698	22.168532	3.39%	599
2016	20.961441	21.441698	2.29%	762
2015	20.391919	20.961441	2.79%	1,467
2014	15.969213	20.391919	27.70%	1,559
2013	16.096618	15.969213	-0.79%	3,250
2012	13.939367	16.096618	15.48%	3,433
2011	13.531023	13.939367	3.02%	4,109
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	25.819335	27.108017	4.99%	0
2019	21.169410	25.819335	21.97%	0
2018	24.110434	21.169410	-12.20%	0
2017	21.609855	24.110434	11.57%	0
2016	17.091394	21.609855	26.44%	0
2015	18.453162	17.091394	-7.38%	836
2014	17.572321	18.453162	5.01%	0
2013	13.414672	17.572321	30.99%	0
2012	11.527177	13.414672	16.37%	2,133
2011	13.473141	11.527177	-14.44%	5,493
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	23.691628	31.995523	35.05%	905
2019	19.575863	23.691628	21.02%	1,037
2018	20.813621	19.575863	-5.95%	1,090
2017	17.231910	20.813621	20.79%	205
2016	17.067223	17.231910	0.96%	227
2015	17.076344	17.067223	-0.05%	227
2014	17.134032	17.076344	-0.34%	1,825
2013	12.183026	17.134032	40.64%	344
2012	11.809646	12.183026	3.16%	4,161
2011	13.465783	11.809646	-12.30%	5,787
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	23.196031	23.206808	0.05%	0
2019	18.717157	23.196031	23.93%	0
2018	20.570285	18.717157	-9.01%	0
2017	18.638670	20.570285	10.36%	131
2016	17.094386	18.638670	9.03%	6,183
2015	18.135531	17.094386	-5.74%	11,813
2014	16.663165	18.135531	8.84%	27,073
2013	12.550697	16.663165	32.77%	61,303
2012	10.762309	12.550697	16.62%	86,767
2011	11.836480	10.762309	-9.08%	115,734

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	15.506561	17.161586	10.67%	0
2019	12.775072	15.506561	21.38%	0
2018	14.289240	12.775072	-10.60%	0
2017	12.298582	14.289240	16.19%	0
2016	11.451860	12.298582	7.39%	1,596
2015	11.791368	11.451860	-2.88%	37,072
2014	11.448977	11.791368	2.99%	40,106
2013	9.171607	11.448977	24.83%	130,576
2012	8.066766	9.171607	13.70%	131,545
2011	8.559205	8.066766	-5.75%	134,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.649725	18.943050	7.33%	1,340
2019	15.598530	17.649725	13.15%	1,496
2018	16.712839	15.598530	-6.67%	1,658
2017	15.329311	16.712839	9.03%	1,822
2016	14.698957	15.329311	4.29%	1,990
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.500898	23.543143	9.50%	0
2019	18.273463	21.500898	17.66%	0
2018	19.918254	18.273463	-8.26%	0
2017	17.684112	19.918254	12.63%	0
2016	16.730799	17.684112	5.70%	0
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.242997	12.816913	4.69%	0
2019	11.393924	12.242997	7.45%	0
2018	11.829154	11.393924	-3.68%	0
2017	11.409267	11.829154	3.68%	0
2016	11.154056	11.409267	2.29%	0
2015	11.340064	11.154056	-1.64%	0
2014	11.126826	11.340064	1.92%	0
2013	10.819547	11.126826	2.84%	0
2012	10.486853	10.819547	3.17%	0
2011	10.385107	10.486853	0.98%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.058922	12.369281	2.57%	0
2020	10.878445	12.058922	10.85%	0
2018	11.751427	10.878445	-7.43%	0
2017	10.504480	11.751427	11.87%	0
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.626982	13.170929	4.31%	0
2020	11.168512	12.626982	13.06%	0
2018	12.119822	11.168512	-7.85%	0
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.639737	15.847259	8.25%	0
2019	12.674210	14.639737	15.51%	2,347
2018	13.699203	12.674210	-7.48%	2,493
2017	12.365311	13.699203	10.79%	2,638
2016	11.763836	12.365311	5.11%	0
2015	12.031966	11.763836	-2.23%	0
2014	11.660840	12.031966	3.18%	7,472
2013	10.191969	11.660840	14.41%	16,458
2012	9.376088	10.191969	8.70%	16,091
2011	9.561153	9.376088	-1.94%	17,362
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	15.329814	16.892633	10.19%	0
2019	12.826838	15.329814	19.51%	0
2018	14.171717	12.826838	-9.49%	0
2017	12.380471	14.171717	14.47%	0
2016	11.632934	12.380471	6.43%	6,764
2015	11.945441	11.632934	-2.62%	7,065
2014	11.601702	11.945441	2.96%	14,937
2013	9.663808	11.601702	20.05%	25,130
2012	8.659796	9.663808	11.59%	25,510
2011	9.018991	8.659796	-3.98%	26,516

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.594429	14.476734	6.49%	1,691
2019	12.211243	13.594429	11.33%	1,888
2018	12.931680	12.211243	-5.57%	2,092
2017	12.069654	12.931680	7.14%	2,299
2016	11.639007	12.069654	3.70%	2,511
2015	11.868062	11.639007	-1.93%	0
2014	11.550485	11.868062	2.75%	0
2013	10.655842	11.550485	8.40%	0
2012	10.054350	10.655842	5.98%	0
2011	10.041527	10.054350	0.13%	1,305

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.878165	31.128048	11.66%	0
2019	23.347826	27.878165	19.40%	0
2018	25.184665	23.347826	-7.29%	0
2017	21.715869	25.184665	15.97%	1,210
2016	22.730346	21.715869	-4.46%	6,555
2015	25.293678	22.730346	-10.13%	20,777
2014	27.230597	25.293678	-7.11%	40,867
2013	22.194124	27.230597	22.69%	59,119
2012	18.994162	22.194124	16.85%	89,892
2011	20.875520	18.994162	-9.01%	126,007
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	22.192479	24.830953	11.89%	0
2019	18.538240	22.192479	19.71%	0
2018	19.542211	18.538240	-5.14%	0
2017	17.895168	19.542211	9.20%	781
2016	17.887134	17.895168	0.04%	3,418
2015	18.302438	17.887134	-2.27%	6,869
2014	17.352060	18.302438	5.48%	12,934
2013	14.306669	17.352060	21.29%	22,873
2012	13.058173	14.306669	9.56%	27,195
2011	12.890191	13.058173	1.30%	34,711
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	31.083236	37.034820	19.15%	0
2019	24.182691	31.083236	28.54%	0
2018	25.831684	24.182691	-6.38%	0
2017	21.816205	25.831684	18.41%	704
2016	21.447150	21.816205	1.72%	6,689
2015	22.026593	21.447150	-2.63%	14,145
2014	20.482322	22.026593	7.54%	27,118
2013	15.646407	20.482322	30.91%	43,169
2012	13.455276	15.646407	16.28%	54,646
2011	13.497907	13.455276	-0.32%	83,934
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	13.208125	14.370742	8.80%	0
2019	12.008439	13.208125	9.99%	0
2018	12.486214	12.008439	-3.83%	0
2017	12.242348	12.486214	1.99%	0
2016	12.001056	12.242348	2.01%	0
2015	12.215211	12.001056	-1.75%	3,080
2014	11.940274	12.215211	2.30%	7,701
2013	12.437728	11.940274	-4.00%	16,333
2012	11.992524	12.437728	3.71%	34,855
2011	11.397455	11.992524	5.22%	52,256

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.527291	4.042417	-38.07%	0
2019	6.433336	6.527291	1.46%	0
2018	9.963402	6.433336	-35.43%	0
2017	11.631771	9.963402	-14.34%	0
2016	8.816341	11.631771	31.93%	0
2015	11.549436	8.816341	-23.66%	0
2014	13.170323	11.549436	-12.31%	0
2013	10.513806	13.170323	25.27%	0
2012	10.577926	10.513806	-0.61%	0
2011	11.865330	10.577926	-10.85%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.789248	11.441528	6.05%	0
2019	10.056503	10.789248	7.29%	0
2018	10.275821	10.056503	-2.13%	0
2017	10.050672	10.275821	2.24%	0
2016	9.576139	10.050672	4.96%	0
2015	10.032966	9.576139	-4.55%	0
2014	10.213696	10.032966	-1.77%	0
2013	10.238237	10.213696	-0.24%	0
2012	9.813265	10.238237	4.33%	0
2011*	10.000000	9.813265	-1.87%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.547202	21.792268	1.14%	0
2019	17.844745	21.547202	20.75%	0
2018	20.608515	17.844745	-13.41%	0
2017	18.186990	20.608515	13.31%	311
2016	17.341682	18.186990	4.87%	5,698
2015	18.057795	17.341682	-3.97%	12,616
2014	16.767145	18.057795	7.70%	19,712
2013	13.193439	16.767145	27.09%	28,635
2012	11.889700	13.193439	10.97%	38,758
2011	12.722355	11.889700	-6.54%	52,576
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	22.298187	26.362759	18.23%	0
2019	18.058862	22.298187	23.48%	0
2018	19.652469	18.058862	-8.11%	0
2017	16.095038	19.652469	22.10%	0
2016	16.928692	16.095038	-4.92%	0
2015	16.698646	16.928692	1.38%	0
2014	16.869647	16.698646	-1.01%	0
2013	14.430550	16.869647	16.90%	0
2012	12.467498	14.430550	15.75%	0
2011	13.719582	12.467498	-9.13%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.848984	8.708917	-1.58%	0
2019	8.862657	8.848984	-0.15%	0
2018	8.904182	8.862657	-0.47%	0
2017	9.027889	8.904182	-1.37%	0
2016	9.195125	9.027889	-1.82%	1
2015	9.376124	9.195125	-1.93%	1
2014	9.560677	9.376124	-1.93%	1
2013	9.748861	9.560677	-1.93%	1
2012	9.941285	9.748861	-1.94%	2,739
2011	10.136420	9.941285	-1.93%	47,115
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	33.787671	43.249600	28.00%	0
2019	25.229082	33.787671	33.92%	0
2018	25.159251	25.229082	0.28%	0
2017	19.837688	25.159251	26.83%	775
2016	19.986436	19.837688	-0.74%	5,734
2015	19.020402	19.986436	5.08%	14,243
2014	17.349450	19.020402	9.63%	19,836
2013	12.966784	17.349450	33.80%	36,319
2012	11.730286	12.966784	10.54%	57,963
2011	11.714331	11.730286	0.14%	83,418
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	21.831029	22.695592	3.96%	0
2019	20.023926	21.831029	9.02%	0
2018	20.865660	20.023926	-4.03%	0
2017	19.947243	20.865660	4.60%	0
2016	17.508682	19.947243	13.93%	0
2015	19.099347	17.508682	-8.33%	0
2014	19.115078	19.099347	-0.08%	491
2013	17.642774	19.115078	8.35%	491
2012	15.167126	17.642774	16.32%	491
2011	14.695062	15.167126	3.21%	491
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	17.855747	18.765744	5.10%	0
2019	15.342536	17.855747	16.38%	0
2018	19.041392	15.342536	-19.43%	0
2017	15.767740	19.041392	20.76%	0
2016	15.908137	15.767740	-0.88%	0
2015	16.378123	15.908137	-2.87%	0
2014	16.466220	16.378123	-0.54%	738
2013	13.444219	16.466220	22.48%	1,263
2012	12.099654	13.444219	11.11%	1,263
2011	14.329711	12.099654	-15.56%	1,263

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.792778	9.999218	2.11%	0
2019	9.582303	9.792778	2.20%	0
2018	9.698203	9.582303	-1.20%	0
2017	9.753808	9.698203	-0.57%	0
2016	9.757876	9.753808	-0.04%	0
2015	9.865918	9.757876	-1.10%	0
2014	9.964972	9.865918	-0.99%	0
2013	10.218116	9.964972	-2.48%	0
2012	10.081901	10.218116	1.35%	0
2011*	10.000000	10.081901	0.82%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.698027	52.154365	46.10%	0
2019	26.393804	35.698027	35.25%	0
2018	26.937472	26.393804	-2.02%	0
2017	21.648814	26.937472	24.43%	0
2016	20.805772	21.648814	4.05%	3,402
2015	22.521384	20.805772	-7.62%	9,285
2014	21.293609	22.521384	5.77%	11,388
2013	16.713295	21.293609	27.41%	22,930
2012	15.010965	16.713295	11.34%	36,981
2011	15.395096	15.010965	-2.50%	58,082
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.157384	7.039171	-13.71%	0
2019	7.600854	8.157384	7.32%	0
2018	10.099209	7.600854	-24.74%	0
2017	10.002546	10.099209	0.97%	0
2016	8.239158	10.002546	21.40%	0
2015	10.828252	8.239158	-23.91%	0
2014	12.699387	10.828252	-14.73%	396
2013	12.014652	12.699387	5.70%	951
2012	12.027603	12.014652	-0.11%	951
2011	15.615427	12.027603	-22.98%	951
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	18.321126	20.784872	13.45%	0
2019	15.162175	18.321126	20.83%	0
2018	16.154647	15.162175	-6.14%	0
2017	13.747985	16.154647	17.51%	0
2016	13.377912	13.747985	2.77%	0
2015	13.597893	13.377912	-1.62%	18,660
2014	13.225779	13.597893	2.81%	28,728
2013	10.610184	13.225779	24.65%	28,728
2012	9.646314	10.610184	9.99%	31,006
2011	10.263965	9.646314	-6.02%	12,352

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.302217	15.799932	10.47%	32,659
2019	12.722067	14.302217	12.42%	38,348
2018	13.231477	12.722067	-3.85%	40,961
2017	12.210605	13.231477	8.36%	44,196
2016	12.108603	12.210605	0.84%	47,536
2015	12.294039	12.108603	-1.51%	45,259
2014	12.127317	12.294039	1.37%	47,784
2013	10.778993	12.127317	12.51%	79,344
2012	10.279456	10.778993	4.86%	53,017
2011	10.405308	10.279456	-1.21%	3,055
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	11.129097	12.802578	15.04%	0
2020	12.802578	13.691121	6.94%	0
2018	11.824935	11.129097	-5.88%	0
2017	10.597069	11.824935	11.59%	0
2016	10.614812	10.597069	-0.17%	0
2015	10.872313	10.614812	-2.37%	0
2014	10.687735	10.872313	1.73%	0
2013*	10.000000	10.687735	6.88%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.859977	17.781927	12.12%	23,154
2019	13.586801	15.859977	16.73%	27,451
2018	14.421304	13.586801	-5.79%	29,771
2017	12.822849	14.421304	12.47%	32,774
2016	12.617250	12.822849	1.63%	35,669
2015	12.827329	12.617250	-1.64%	112,306
2014	12.550707	12.827329	2.20%	164,251
2013	10.593273	12.550707	18.48%	161,865
2012	9.864274	10.593273	7.39%	166,796
2011	10.209032	9.864274	-3.38%	119,207
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.357336	13.284448	16.97%	0
2020	13.284448	14.290790	7.58%	0
2018	12.162472	11.357336	-6.62%	0
2017	10.720792	12.162472	13.45%	0
2016	10.681397	10.720792	0.37%	0
2015	10.971410	10.681397	-2.64%	0
2014	10.768984	10.971410	1.88%	0
2013*	10.000000	10.768984	7.69%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	17.270099	19.493390	12.87%	0
2019	14.508751	17.270099	19.03%	0
2018	15.529946	14.508751	-6.58%	0
2017	13.569256	15.529946	14.45%	2,981
2016	13.240112	13.569256	2.49%	2,985
2015	13.495378	13.240112	-1.89%	2,989
2014	13.156779	13.495378	2.57%	37,762
2013	10.837423	13.156779	21.40%	54,762
2012	9.974668	10.837423	8.65%	58,641
2011	10.489090	9.974668	-4.90%	51,510
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.786593	12.151290	12.65%	0
2020	12.151290	13.059311	7.47%	0
2018	11.330818	10.786593	-4.80%	0
2017	10.331714	11.330818	9.67%	0
2016	10.411109	10.331714	-0.76%	0
2015	10.673511	10.411109	-2.46%	0
2014	10.562556	10.673511	1.05%	0
2013*	10.000000	10.562556	5.63%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.337844	17.071657	11.30%	18,063
2019	13.387588	15.337844	14.57%	21,755
2018	14.029471	13.387588	-4.58%	26,327
2017	12.687887	14.029471	10.57%	27,945
2016	12.550415	12.687887	1.10%	29,363
2015	12.758131	12.550415	-1.63%	36,217
2014	12.526026	12.758131	1.85%	99,465
2013	10.853245	12.526026	15.41%	63,862
2012	10.210796	10.853245	6.29%	39,857
2011	10.413570	10.210796	-1.95%	19,271
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	47.975438	63.675297	32.72%	0
2019	32.732026	47.975438	46.57%	0
2018	35.231259	32.732026	-7.09%	0
2017	27.195349	35.231259	29.55%	0
2016	27.313521	27.195349	-0.43%	0
2015	28.682753	27.313521	-4.77%	0
2014	28.425904	28.682753	0.90%	435
2013	18.537850	28.425904	53.34%	1,397
2012	14.790932	18.537850	25.33%	1,397
2011	16.007834	14.790932	-7.60%	1,397

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	24.867395	23.619323	-5.02%	0
2019	20.382741	24.867395	22.00%	0
2018	22.017506	20.382741	-7.42%	0
2017	21.306452	22.017506	3.34%	0
2016	20.839799	21.306452	2.24%	0
2015	20.283913	20.839799	2.74%	0
2014	15.892721	20.283913	27.63%	327
2013	16.027693	15.892721	-0.84%	327
2012	13.886771	16.027693	15.42%	327
2011	13.486830	13.886771	2.97%	327
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	25.611709	26.876321	4.94%	0
2019	21.009892	25.611709	21.90%	0
2018	23.941043	21.009892	-12.24%	0
2017	21.468937	23.941043	11.51%	0
2016	16.988573	21.468937	26.37%	0
2015	18.351503	16.988573	-7.43%	0
2014	17.484425	18.351503	4.96%	457
2013	13.354372	17.484425	30.93%	457
2012	11.481233	13.354372	16.31%	457
2011	13.426269	11.481233	-14.49%	457
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	23.501133	31.722089	34.98%	0
2019	19.428369	23.501133	20.96%	0
2018	20.667405	19.428369	-6.00%	0
2017	17.119561	20.667405	20.72%	0
2016	16.964565	17.119561	0.91%	0
2015	16.982279	16.964565	-0.10%	0
2014	17.048337	16.982279	-0.39%	0
2013	12.128271	17.048337	40.57%	1,665
2012	11.762586	12.128271	3.11%	1,665
2011	13.418958	11.762586	-12.34%	1,665
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	23.009505	23.008457	0.00%	0
2019	18.576122	23.009505	23.87%	0
2018	20.425758	18.576122	-9.06%	0
2017	18.517109	20.425758	10.31%	0
2016	16.991527	18.517109	8.98%	7,482
2015	18.035612	16.991527	-5.79%	18,127
2014	16.579803	18.035612	8.78%	24,457
2013	12.494276	16.579803	32.70%	30,005
2012	10.719401	12.494276	16.56%	45,739
2011	11.795299	10.719401	-9.12%	60,872

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	15.406736	17.042424	10.62%	0
2019	12.699306	15.406736	21.32%	0
2018	14.211783	12.699306	-10.64%	0
2017	12.238126	14.211783	16.13%	0
2016	11.401372	12.238126	7.34%	8,070
2015	11.745375	11.401372	-2.93%	8,070
2014	11.410131	11.745375	2.94%	10,141
2013	9.145135	11.410131	24.77%	10,146
2012	8.047596	9.145135	13.64%	10,151
2011	8.543202	8.047596	-5.80%	10,157
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.554030	18.830739	7.27%	1,905
2019	15.521865	17.554030	13.09%	2,074
2018	16.639227	15.521865	-6.72%	2,252
2017	15.269557	16.639227	8.97%	2,433
2016	14.649101	15.269557	4.24%	2,633
2015	14.966448	14.649101	-2.12%	1,861
2014	14.594888	14.966448	2.55%	1,996
2013	13.123412	14.594888	11.21%	2,134
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.384287	23.403514	9.44%	0
2019	18.183629	21.384287	17.60%	0
2018	19.830499	18.183629	-8.30%	0
2017	17.615153	19.830499	12.58%	0
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.164161	12.727893	4.63%	0
2019	11.326333	12.164161	7.40%	0
2018	11.765001	11.326333	-3.73%	0
2017	11.353164	11.765001	3.63%	0
2016	11.104845	11.353164	2.24%	0
2015	11.295799	11.104845	-1.69%	0
2014	11.089040	11.295799	1.86%	0
2013	10.788312	11.089040	2.79%	0
2012	10.461923	10.788312	3.12%	0
2011	10.365690	10.461923	0.93%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.847076	12.018015	10.79%	0
2020	12.018015	12.321032	2.52%	0
2018	11.723551	10.847076	-7.48%	0
2017	10.484880	11.723551	11.81%	0
2016	10.115449	10.484880	3.65%	0
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.136286	12.584132	13.00%	0
2020	12.584132	13.119554	4.25%	0
2018	12.091059	11.136286	-7.90%	0
2017	10.542483	12.091059	14.69%	0
2016	10.052806	10.542483	4.87%	0
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.545506	15.737225	8.19%	9,767
2019	12.599045	14.545506	15.45%	10,423
2018	13.624943	12.599045	-7.53%	11,102
2017	12.304529	13.624943	10.73%	11,785
2016	11.711967	12.304529	5.06%	12,500
2015	11.985017	11.711967	-2.28%	0
2014	11.621254	11.985017	3.13%	5,137
2013	10.162555	11.621254	14.35%	34,226
2012	9.353805	10.162555	8.65%	40,902
2011	9.543287	9.353805	-1.99%	51,455
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	15.231205	16.775409	10.14%	0
2019	12.750821	15.231205	19.45%	0
2018	14.094947	12.750821	-9.54%	0
2017	12.319670	14.094947	14.41%	8,876
2016	11.581686	12.319670	6.37%	17,112
2015	11.898881	11.581686	-2.67%	18,056
2014	11.562375	11.898881	2.91%	23,396
2013	9.635953	11.562375	19.99%	52,979
2012	8.639245	9.635953	11.54%	55,322
2011	9.002152	8.639245	-4.03%	90,777

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.506877	14.376180	6.44%	0
2019	12.138796	13.506877	11.27%	0
2018	12.861554	12.138796	-5.62%	0
2017	12.010310	12.861554	7.09%	0
2016	11.587650	12.010310	3.65%	0
2015	11.821722	11.587650	-1.98%	0
2014	11.511261	11.821722	2.70%	0
2013	10.625068	11.511261	8.34%	0
2012	10.030447	10.625068	5.93%	9,168
2011	10.022759	10.030447	0.08%	11,086

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.653946	30.861947	11.60%	15,440
2019	23.171850	27.653946	19.34%	18,567
2018	25.007677	23.171850	-7.34%	23,294
2017	21.574224	25.007677	15.91%	40,532
2016	22.593575	21.574224	-4.51%	75,133
2015	25.154327	22.593575	-10.18%	152,805
2014	27.094402	25.154327	-7.16%	227,745
2013	22.094385	27.094402	22.63%	359,702
2012	18.918469	22.094385	16.79%	424,362
2011	20.802922	18.918469	-9.06%	538,247
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	22.013973	24.618675	11.83%	2,754
2019	18.398514	22.013973	19.65%	4,060
2018	19.404876	18.398514	-5.19%	8,787
2017	17.778454	19.404876	9.15%	19,589
2016	17.779519	17.778454	-0.01%	31,300
2015	18.201600	17.779519	-2.32%	44,273
2014	17.265257	18.201600	5.42%	67,886
2013	14.242359	17.265257	21.22%	113,643
2012	13.006127	14.242359	9.50%	132,107
2011	12.845349	13.006127	1.25%	173,603
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	30.833145	36.718131	19.09%	18,932
2019	24.000361	30.833145	28.47%	21,855
2018	25.650078	24.000361	-6.43%	26,271
2017	21.673841	25.650078	18.35%	41,778
2016	21.318032	21.673841	1.67%	64,207
2015	21.905160	21.318032	-2.68%	90,039
2014	20.379797	21.905160	7.48%	128,641
2013	15.576026	20.379797	30.84%	210,294
2012	13.401609	15.576026	16.23%	255,302
2011	13.450919	13.401609	-0.37%	321,149
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	13.101866	14.247862	8.75%	7,639
2019	11.917901	13.101866	9.93%	7,595
2018	12.398445	11.917901	-3.88%	12,898
2017	12.162487	12.398445	1.94%	24,027
2016	11.928825	12.162487	1.96%	49,088
2015	12.147899	11.928825	-1.80%	66,290
2014	11.880541	12.147899	2.25%	97,097
2013	12.381821	11.880541	-4.05%	101,070
2012	11.944732	12.381821	3.66%	143,231
2011	11.357815	11.944732	5.17%	174,649

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.481919	4.012247	-38.10%	22,440
2019	6.391874	6.481919	1.41%	23,014
2018	9.904270	6.391874	-35.46%	21,454
2017	11.568630	9.904270	-14.39%	26,907
2016	8.772953	11.568630	31.87%	19,848
2015	11.498461	8.772953	-23.70%	20,951
2014	13.118892	11.498461	-12.35%	18,888
2013	10.478082	13.118892	25.20%	9,468
2012	10.547374	10.478082	-0.66%	11,918
2011	11.837082	10.547374	-10.90%	10,912
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.741671	11.385252	5.99%	0
2019	10.017268	10.741671	7.23%	0
2018	10.240980	10.017268	-2.18%	0
2017	10.021694	10.240980	2.19%	0
2016	9.553377	10.021694	4.90%	0
2015	10.014228	9.553377	-4.60%	779
2014	10.199821	10.014228	-1.82%	757
2013	10.229547	10.199821	-0.29%	731
2012	9.809954	10.229547	4.28%	0
2011*	10.000000	9.809954	-1.90%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.373830	21.605885	1.09%	3,259
2019	17.710191	21.373830	20.69%	6,736
2018	20.463617	17.710191	-13.46%	6,833
2017	18.068299	20.463617	13.26%	15,879
2016	17.237275	18.068299	4.82%	35,446
2015	17.958241	17.237275	-4.01%	71,545
2014	16.683213	17.958241	7.64%	106,238
2013	13.134098	16.683213	27.02%	155,407
2012	11.842277	13.134098	10.91%	196,107
2011	12.678068	11.842277	-6.59%	248,852
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	22.118860	26.137419	18.17%	3,745
2019	17.922769	22.118860	23.41%	3,707
2018	19.514380	17.922769	-8.16%	6,189
2017	15.990070	19.514380	22.04%	6,154
2016	16.826855	15.990070	-4.97%	6,224
2015	16.606666	16.826855	1.33%	6,409
2014	16.785288	16.606666	-1.06%	6,996
2013	14.365710	16.785288	16.84%	8,412
2012	12.417819	14.365710	15.69%	10,782
2011	13.671879	12.417819	-9.17%	19,474

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.777063	8.633727	-1.63%	0
2019	8.795104	8.777063	-0.21%	1,755
2018	8.840847	8.795104	-0.52%	1,755
2017	8.968232	8.840847	-1.42%	0
2016	9.139007	8.968232	-1.87%	0
2015	9.323658	9.139007	-1.98%	4,230
2014	9.512030	9.323658	-1.98%	95,004
2013	9.704207	9.512030	-1.98%	4,400
2012	9.900814	9.704207	-1.99%	14,250
2011	10.100294	9.900814	-1.97%	47,926
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	33.515897	42.879845	27.94%	14,072
2019	25.038920	33.515897	33.86%	14,483
2018	24.982434	25.038920	0.23%	18,508
2017	19.708283	24.982434	26.76%	31,615
2016	19.866173	19.708283	-0.79%	62,595
2015	18.915587	19.866173	5.03%	86,014
2014	17.262654	18.915587	9.58%	132,361
2013	12.908496	17.262654	33.73%	236,676
2012	11.683525	12.908496	10.48%	302,294
2011	11.673576	11.683525	0.09%	389,556
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	21.655393	22.501511	3.91%	29,012
2019	19.872947	21.655393	8.97%	28,948
2018	20.718962	19.872947	-4.08%	27,655
2017	19.817078	20.718962	4.55%	39,981
2016	17.403279	19.817078	13.87%	38,923
2015	18.994063	17.403279	-8.38%	41,411
2014	19.019414	18.994063	-0.13%	39,559
2013	17.563438	19.019414	8.29%	26,949
2012	15.106645	17.563438	16.26%	36,325
2011	14.643910	15.106645	3.16%	57,653
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	17.712086	18.605283	5.04%	13,426
2019	15.226853	17.712086	16.32%	13,275
2018	18.907524	15.226853	-19.47%	13,288
2017	15.664851	18.907524	20.70%	12,982
2016	15.812358	15.664851	-0.93%	11,107
2015	16.287822	15.812358	-2.92%	12,260
2014	16.383805	16.287822	-0.59%	12,432
2013	13.383747	16.383805	22.42%	12,515
2012	12.051401	13.383747	11.06%	16,783
2011	14.279851	12.051401	-15.61%	20,058

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.749630	9.950081	2.06%	1,024
2019	9.544944	9.749630	2.14%	1,024
2018	9.665343	9.544944	-1.25%	1,024
2017	9.725697	9.665343	-0.62%	1,024
2016	9.734697	9.725697	-0.09%	1,024
2015	9.847507	9.734697	-1.15%	758
2014	9.951446	9.847507	-1.04%	791
2013	10.209441	9.951446	-2.53%	739
2012	10.078495	10.209441	1.30%	6,636
2011*	10.000000	10.078495	0.78%	7,462
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.433415	51.741408	46.02%	6,433
2019	26.211526	35.433415	35.18%	6,653
2018	26.765173	26.211526	-2.07%	8,326
2017	21.521275	26.765173	24.37%	11,078
2016	20.693732	21.521275	4.00%	27,854
2015	22.411538	20.693732	-7.66%	60,931
2014	21.200552	22.411538	5.71%	78,266
2013	16.648732	21.200552	27.34%	111,467
2012	14.960619	16.648732	11.28%	139,281
2011	15.351290	14.960619	-2.54%	166,988
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.096900	6.983416	-13.75%	19,399
2019	7.548334	8.096900	7.27%	19,357
2018	10.034566	7.548334	-24.78%	20,530
2017	9.943586	10.034566	0.91%	20,764
2016	8.194770	9.943586	21.34%	19,492
2015	10.775427	8.194770	-23.95%	19,954
2014	12.643889	10.775427	-14.78%	16,694
2013	11.968240	12.643889	5.65%	21,851
2012	11.987272	11.968240	-0.16%	26,894
2011	15.570998	11.987272	-23.02%	33,030
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	18.210868	20.649267	13.39%	45,940
2019	15.078624	18.210868	20.77%	46,983
2018	16.073866	15.078624	-6.19%	66,078
2017	13.686201	16.073866	17.45%	120,903
2016	13.324567	13.686201	2.71%	161,521
2015	13.550589	13.324567	-1.67%	227,623
2014	13.186487	13.550589	2.76%	210,831
2013	10.584053	13.186487	24.59%	218,341
2012	9.627485	10.584053	9.94%	224,205
2011	10.249143	9.627485	-6.07%	251,649

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.216117	15.696814	10.42%	18,688
2019	12.651930	14.216117	12.36%	25,741
2018	13.165275	12.651930	-3.90%	33,378
2017	12.155689	13.165275	8.31%	44,015
2016	12.060273	12.155689	0.79%	57,917
2015	12.251216	12.060273	-1.56%	103,302
2014	12.091237	12.251216	1.32%	129,455
2013	10.752409	12.091237	12.45%	166,704
2012	10.259358	10.752409	4.81%	222,317
2011	10.390247	10.259358	-1.26%	158,252
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	12.760922	13.639613	6.89%	0
2020	11.098549	12.760922	14.98%	0
2018	11.798535	11.098549	-5.93%	16,510
2017	10.578794	11.798535	11.53%	0
2016	10.601902	10.578794	-0.22%	0
2015	10.864640	10.601902	-2.42%	0
2014	10.685634	10.864640	1.68%	0
2013*	10.000000	10.685634	6.86%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.764482	17.665838	12.06%	520,008
2019	13.511876	15.764482	16.67%	576,405
2018	14.349135	13.511876	-5.83%	635,460
2017	12.765167	14.349135	12.41%	752,673
2016	12.566882	12.765167	1.58%	855,460
2015	12.782652	12.566882	-1.69%	954,725
2014	12.513381	12.782652	2.15%	1,018,325
2013	10.567152	12.513381	18.42%	923,162
2012	9.844995	10.567152	7.34%	822,053
2011	10.194261	9.844995	-3.43%	554,012
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	13.241249	14.237054	7.52%	0
2020	11.326179	13.241249	16.91%	0
2018	12.135323	11.326179	-6.67%	0
2017	10.702305	12.135323	13.39%	0
2016	10.668395	10.702305	0.32%	0
2015	10.963653	10.668395	-2.69%	0
2014	10.766862	10.963653	1.83%	0
2013*	10.000000	10.766862	7.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	17.166171	19.366207	12.82%	47,342
2019	14.428810	17.166171	18.97%	63,999
2018	15.452296	14.428810	-6.62%	99,395
2017	13.508271	15.452296	14.39%	170,605
2016	13.187308	13.508271	2.43%	302,858
2015	13.448403	13.187308	-1.94%	419,605
2014	13.117686	13.448403	2.52%	747,735
2013	10.810732	13.117686	21.34%	774,692
2012	9.955186	10.810732	8.59%	781,680
2011	10.473943	9.955186	-4.95%	784,009
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.757017	12.111787	12.59%	0
2020	12.111787	13.010220	7.42%	0
2018	11.305545	10.757017	-4.85%	0
2017	10.313917	11.305545	9.61%	0
2016	10.398455	10.313917	-0.81%	0
2015	10.665970	10.398455	-2.51%	0
2014	10.560472	10.665970	1.00%	0
2013*	10.000000	10.560472	5.60%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.245618	16.960359	11.25%	165,527
2019	13.313878	15.245618	14.51%	182,573
2018	13.959384	13.313878	-4.62%	195,438
2017	12.630919	13.959384	10.52%	220,135
2016	12.500421	12.630919	1.04%	267,749
2015	12.713800	12.500421	-1.68%	328,408
2014	12.488864	12.713800	1.80%	425,583
2013	10.826561	12.488864	15.35%	543,426
2012	10.190890	10.826561	6.24%	680,943
2011	10.398551	10.190890	-2.00%	652,465
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	47.589578	63.130990	32.66%	13,319
2019	32.485325	47.589578	46.50%	13,574
2018	34.983680	32.485325	-7.14%	15,921
2017	27.017966	34.983680	29.48%	14,108
2016	27.149171	27.017966	-0.48%	10,361
2015	28.524721	27.149171	-4.82%	11,595
2014	28.283715	28.524721	0.85%	20,656
2013	18.454517	28.283715	53.26%	31,996
2012	14.731963	18.454517	25.27%	36,069
2011	15.952131	14.731963	-7.65%	40,490

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	24.672764	23.422499	-5.07%	780
2019	20.233535	24.672764	21.94%	1,318
2018	21.867560	20.233535	-7.47%	2,336
2017	21.172107	21.867560	3.28%	5,108
2016	20.718912	21.172107	2.19%	13,639
2015	20.176536	20.718912	2.69%	13,573
2014	15.816643	20.176536	27.57%	14,211
2013	15.959095	15.816643	-0.89%	4,036
2012	13.834396	15.959095	15.36%	7,434
2011	13.442802	13.834396	2.91%	9,056
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	25.405722	26.646564	4.88%	2,722
2019	20.851553	25.405722	21.84%	2,722
2018	23.772807	20.851553	-12.29%	2,759
2017	21.328909	23.772807	11.46%	2,799
2016	16.886343	21.328909	26.31%	2,951
2015	18.250378	16.886343	-7.47%	2,973
2014	17.396958	18.250378	4.91%	3,107
2013	13.294331	17.396958	30.86%	3,105
2012	11.435459	13.294331	16.26%	5,022
2011	13.379544	11.435459	-14.53%	4,003
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	23.312046	31.450830	34.91%	23,247
2019	19.281875	23.312046	20.90%	23,663
2018	20.522100	19.281875	-6.04%	27,485
2017	17.007839	20.522100	20.66%	13,492
2016	16.862438	17.007839	0.86%	12,809
2015	16.888674	16.862438	-0.16%	12,993
2014	16.963018	16.888674	-0.44%	9,689
2013	12.073724	16.963018	40.50%	18,186
2012	11.715681	12.073724	3.06%	21,446
2011	13.372256	11.715681	-12.39%	28,278
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	22.824464	22.811783	-0.06%	2,444
2019	18.436125	22.824464	23.80%	4,886
2018	20.282229	18.436125	-9.10%	5,109
2017	18.396340	20.282229	10.25%	17,133
2016	16.889298	18.396340	8.92%	30,435
2015	17.936240	16.889298	-5.84%	43,622
2014	16.496873	17.936240	8.73%	75,107
2013	12.438117	16.496873	32.63%	112,114
2012	10.676679	12.438117	16.50%	155,383
2011	11.754264	10.676679	-9.17%	212,088

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	15.307537	16.924058	10.56%	5,343
2019	12.623965	15.307537	21.26%	5,343
2018	14.134715	12.623965	-10.69%	5,343
2017	12.177958	14.134715	16.07%	0
2016	11.351076	12.177958	7.28%	52,116
2015	11.699521	11.351076	-2.98%	55,533
2014	11.371387	11.699521	2.89%	57,162
2013	9.118737	11.371387	24.70%	58,701
2012	8.028469	9.118737	13.58%	60,110
2011	8.527234	8.028469	-5.85%	64,317
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.458803	18.719044	7.22%	28,935
2019	15.445532	17.458803	13.03%	30,912
2018	16.565890	15.445532	-6.76%	33,265
2017	15.209990	16.565890	8.91%	35,580
2016	14.599376	15.209990	4.18%	35,060
2015	14.923255	14.599376	-2.17%	41,919
2014	14.560189	14.923255	2.49%	43,400
2013	13.098884	14.560189	11.16%	51,685
2012	12.219870	13.098884	7.19%	58,535
2011	12.359361	12.219870	-1.13%	46,812
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.268322	23.264730	9.39%	15,704
2019	18.094244	21.268322	17.54%	15,704
2018	19.743144	18.094244	-8.35%	15,704
2017	17.546474	19.743144	12.52%	18,593
2016	16.617463	17.546474	5.59%	20,555
2015	17.047284	16.617463	-2.52%	3,816
2014	16.533473	17.047284	3.11%	11,206
2013	14.118461	16.533473	17.11%	11,210
2012	12.834965	14.118461	10.00%	11,213
2011	13.220057	12.834965	-2.91%	9,035
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.085834	12.639490	4.58%	2,583
2019	11.259132	12.085834	7.34%	2,644
2018	11.701210	11.259132	-3.78%	2,691
2017	11.297346	11.701210	3.57%	11,804
2016	11.055870	11.297346	2.18%	13,960
2015	11.251715	11.055870	-1.74%	13,237
2014	11.051405	11.251715	1.81%	2,230
2013	10.757179	11.051405	2.74%	2,234
2012	10.437071	10.757179	3.07%	2,147
2011	10.346322	10.437071	0.88%	17,306

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.977224	12.272949	2.47%	0
2020	10.815770	11.977224	10.74%	0
2018	11.695718	10.815770	-7.52%	0
2017	10.465318	11.695718	11.76%	0
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.104140	12.541407	12.94%	0
2020	12.541407	13.068342	4.20%	3,196
2018	12.062347	11.104140	-7.94%	0
2017	10.522793	12.062347	14.63%	0
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.451815	15.627896	8.14%	78,006
2019	12.524270	14.451815	15.39%	83,131
2018	13.551035	12.524270	-7.58%	90,756
2017	12.244003	13.551035	10.67%	94,852
2016	11.660280	12.244003	5.01%	59,936
2015	11.938210	11.660280	-2.33%	39,293
2014	11.581774	11.938210	3.08%	35,693
2013	10.133193	11.581774	14.30%	122,524
2012	9.331551	10.133193	8.59%	135,009
2011	9.525434	9.331551	-2.04%	170,730
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	15.133047	16.658805	10.08%	17,647
2019	12.675108	15.133047	19.39%	17,647
2018	14.018445	12.675108	-9.58%	17,647
2017	12.259037	14.018445	14.35%	19,037
2016	11.530550	12.259037	6.32%	19,065
2015	11.852382	11.530550	-2.72%	9,162
2014	11.523067	11.852382	2.86%	27,448
2013	9.608090	11.523067	19.93%	157,642
2012	8.618673	9.608090	11.48%	162,008
2011	8.985296	8.618673	-4.08%	162,567

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.419882	14.276306	6.38%	8,607
2019	12.066763	13.419882	11.21%	16,480
2018	12.791784	12.066763	-5.67%	17,295
2017	11.951221	12.791784	7.03%	13,894
2016	11.536515	11.951221	3.59%	38,947
2015	11.775560	11.536515	-2.03%	44,235
2014	11.472164	11.775560	2.64%	53,987
2013	10.594391	11.472164	8.29%	29,639
2012	10.006602	10.594391	5.87%	54,233
2011	10.004022	10.006602	0.03%	80,313

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.431475	30.598047	11.54%	0
2019	22.997171	27.431475	19.28%	0
2018	24.831898	22.997171	-7.39%	0
2017	21.433465	24.831898	15.86%	4,013
2016	22.457595	21.433465	-4.56%	4,134
2015	25.015701	22.457595	-10.23%	4,975
2014	26.958851	25.015701	-7.21%	7,061
2013	21.995051	26.958851	22.57%	7,063
2012	18.843042	21.995051	16.73%	7,018
2011	20.730537	18.843042	-9.10%	8,270
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	21.836851	24.408134	11.77%	0
2019	18.259797	21.836851	19.59%	0
2018	19.268463	18.259797	-5.23%	0
2017	17.662454	19.268463	9.09%	0
2016	17.672500	17.662454	-0.06%	383
2015	18.101290	17.672500	-2.37%	0
2014	17.178869	18.101290	5.37%	1,469
2013	14.178322	17.178869	21.16%	2,489
2012	12.954267	14.178322	9.45%	2,601
2011	12.800646	12.954267	1.20%	3,134
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	30.585109	36.404167	19.03%	0
2019	23.819436	30.585109	28.40%	0
2018	25.469793	23.819436	-6.48%	0
2017	21.532453	25.469793	18.29%	1,006
2016	21.189751	21.532453	1.62%	1,167
2015	21.784462	21.189751	-2.73%	1,253
2014	20.277847	21.784462	7.43%	2,392
2013	15.506008	20.277847	30.77%	2,508
2012	13.348183	15.506008	16.17%	2,574
2011	13.404115	13.348183	-0.42%	3,147
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	12.996467	14.126045	8.69%	0
2019	11.828067	12.996467	9.88%	0
2018	12.311288	11.828067	-3.93%	0
2017	12.083133	12.311288	1.89%	0
2016	11.857033	12.083133	1.91%	4,596
2015	12.080946	11.857033	-1.85%	0
2014	11.821092	12.080946	2.20%	2,380
2013	12.326150	11.821092	-4.10%	2,380
2012	11.897106	12.326150	3.61%	2,380
2011	11.318292	11.897106	5.11%	8,125

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.436818	3.982307	-38.13%	0
2019	6.350642	6.436818	1.36%	0
2018	9.845447	6.350642	-35.50%	0
2017	11.505769	9.845447	-14.43%	0
2016	8.729727	11.505769	31.80%	0
2015	11.447674	8.729727	-23.74%	0
2014	13.067622	11.447674	-12.40%	0
2013	10.442466	13.067622	25.14%	0
2012	10.516905	10.442466	-0.71%	0
2011	11.808903	10.516905	-10.94%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.694301	11.329277	5.94%	0
2019	9.978185	10.694301	7.18%	0
2018	10.206252	9.978185	-2.23%	0
2017	9.992785	10.206252	2.14%	0
2016	9.530675	9.992785	4.85%	0
2015	9.995529	9.530675	-4.65%	0
2014	10.185969	9.995529	-1.87%	0
2013	10.220863	10.185969	-0.34%	0
2012	9.806641	10.220863	4.22%	0
2011*	10.000000	9.806641	-1.93%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.201876	21.421113	1.03%	0
2019	17.576682	21.201876	20.63%	0
2018	20.319782	17.576682	-13.50%	0
2017	17.950433	20.319782	13.20%	1,849
2016	17.133546	17.950433	4.77%	1,932
2015	17.859281	17.133546	-4.06%	2,761
2014	16.599744	17.859281	7.59%	5,644
2013	13.075050	16.599744	26.96%	6,171
2012	11.795065	13.075050	10.85%	6,172
2011	12.633957	11.795065	-6.64%	6,368
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	21.940823	25.913799	18.11%	0
2019	17.787582	21.940823	23.35%	0
2018	19.377138	17.787582	-8.20%	0
2017	15.885699	19.377138	21.98%	0
2016	16.725532	15.885699	-5.02%	0
2015	16.515093	16.725532	1.27%	0
2014	16.701243	16.515093	-1.11%	0
2013	14.301068	16.701243	16.78%	0
2012	12.368269	14.301068	15.63%	0
2011	13.624265	12.368269	-9.22%	2,419

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.705705	8.559165	-1.68%	0
2019	8.728049	8.705705	-0.26%	0
2018	8.777927	8.728049	-0.57%	0
2017	8.908945	8.777927	-1.47%	0
2016	9.083219	8.908945	-1.92%	0
2015	9.271474	9.083219	-2.03%	0
2014	9.463618	9.271474	-2.03%	0
2013	9.659748	9.463618	-2.03%	0
2012	9.860495	9.659748	-2.04%	0
2011	10.064277	9.860495	-2.02%	1,180
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	33.246145	42.513042	27.87%	0
2019	24.850074	33.246145	33.79%	0
2018	24.806738	24.850074	0.17%	0
2017	19.579627	24.806738	26.70%	1,032
2016	19.746532	19.579627	-0.85%	1,268
2015	18.811273	19.746532	4.97%	1,664
2014	17.176208	18.811273	9.52%	2,994
2013	12.850399	17.176208	33.66%	4,405
2012	11.636899	12.850399	10.43%	4,505
2011	11.632918	11.636899	0.03%	7,508
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	21.481207	22.309131	3.85%	0
2019	19.723170	21.481207	8.91%	0
2018	20.573357	19.723170	-4.13%	0
2017	19.687825	20.573357	4.50%	0
2016	17.298565	19.687825	13.81%	0
2015	18.889418	17.298565	-8.42%	0
2014	18.924285	18.889418	-0.18%	0
2013	17.484499	18.924285	8.23%	0
2012	15.046434	17.484499	16.20%	0
2011	14.592970	15.046434	3.11%	472
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	17.569597	18.446179	4.99%	0
2019	15.112071	17.569597	16.26%	0
2018	18.774642	15.112071	-19.51%	0
2017	15.562663	18.774642	20.64%	0
2016	15.717206	15.562663	-0.98%	0
2015	16.198074	15.717206	-2.97%	0
2014	16.301838	16.198074	-0.64%	0
2013	13.323575	16.301838	22.35%	0
2012	12.003344	13.323575	11.00%	0
2011	14.230155	12.003344	-15.65%	572

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.706598	9.901121	2.00%	0
2019	9.507659	9.706598	2.09%	0
2018	9.632528	9.507659	-1.30%	0
2017	9.697611	9.632528	-0.67%	0
2016	9.711528	9.697611	-0.14%	0
2015	9.829088	9.711528	-1.20%	0
2014	9.937907	9.829088	-1.09%	0
2013	10.200763	9.937907	-2.58%	0
2012	10.075078	10.200763	1.25%	0
2011*	10.000000	10.075078	0.75%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.170746	51.331664	45.95%	0
2019	26.030492	35.170746	35.11%	0
2018	26.593956	26.030492	-2.12%	0
2017	21.394479	26.593956	24.30%	1,454
2016	20.582280	21.394479	3.95%	1,652
2015	22.302211	20.582280	-7.71%	1,861
2014	21.107907	22.302211	5.66%	2,157
2013	16.584441	21.107907	27.28%	2,106
2012	14.910481	16.584441	11.23%	2,172
2011	15.307631	14.910481	-2.59%	2,180
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.036800	6.928032	-13.80%	0
2019	7.496138	8.036800	7.21%	0
2018	9.970310	7.496138	-24.82%	0
2017	9.884940	9.970310	0.86%	0
2016	8.150580	9.884940	21.28%	0
2015	10.722803	8.150580	-23.99%	0
2014	12.588582	10.722803	-14.82%	0
2013	11.921974	12.588582	5.59%	0
2012	11.947054	11.921974	-0.21%	0
2011	15.526678	11.947054	-23.05%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	18.101216	20.514461	13.33%	0
2019	14.995465	18.101216	20.71%	0
2018	15.993425	14.995465	-6.24%	0
2017	13.624629	15.993425	17.39%	0
2016	13.271364	13.624629	2.66%	0
2015	13.503369	13.271364	-1.72%	0
2014	13.147248	13.503369	2.71%	0
2013	10.557948	13.147248	24.52%	0
2012	9.608647	10.557948	9.88%	0
2011	10.234305	9.608647	-6.11%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.130545	15.594372	10.36%	5,880
2019	12.582196	14.130545	12.31%	5,880
2018	13.099433	12.582196	-3.95%	5,880
2017	12.101057	13.099433	8.25%	5,880
2016	12.012181	12.101057	0.74%	6,512
2015	12.208594	12.012181	-1.61%	6,822
2014	12.055329	12.208594	1.27%	0
2013	10.725952	12.055329	12.39%	0
2012	10.239343	10.725952	4.75%	0
2011	10.375250	10.239343	-1.31%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	11.068077	12.719405	14.92%	0
2020	12.719405	13.588305	6.83%	0
2018	11.772183	11.068077	-5.98%	0
2017	10.560533	11.772183	11.47%	0
2016	10.588982	10.560533	-0.27%	0
2015	10.856933	10.588982	-2.47%	0
2014	10.683520	10.856933	1.62%	0
2013*	10.000000	10.683520	6.84%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.669553	17.550498	12.00%	37,807
2019	13.437371	15.669553	16.61%	38,779
2018	14.277340	13.437371	-5.88%	39,671
2017	12.707764	14.277340	12.35%	63,828
2016	12.516737	12.707764	1.53%	65,515
2015	12.738143	12.516737	-1.74%	66,873
2014	12.476175	12.738143	2.10%	82,553
2013	10.541116	12.476175	18.36%	91,177
2012	9.825757	10.541116	7.28%	94,299
2011	10.179515	9.825757	-3.48%	55,885
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.295084	13.198167	16.85%	0
2020	13.198167	14.183497	7.47%	0
2018	12.108225	11.295084	-6.72%	0
2017	10.683833	12.108225	13.33%	0
2016	10.655416	10.683833	0.27%	0
2015	10.955907	10.655416	-2.74%	0
2014	10.764749	10.955907	1.78%	0
2013*	10.000000	10.764749	7.65%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	17.062769	19.239730	12.76%	1,768
2019	14.349206	17.062769	18.91%	1,802
2018	15.374937	14.349206	-6.67%	2,409
2017	13.447482	15.374937	14.33%	14,023
2016	13.134640	13.447482	2.38%	14,751
2015	13.401541	13.134640	-1.99%	29,204
2014	13.078639	13.401541	2.47%	39,962
2013	10.784056	13.078639	21.28%	42,459
2012	9.935712	10.784056	8.54%	43,302
2011	10.458774	9.935712	-5.00%	44,154
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.727506	12.072393	12.54%	0
2020	12.072393	12.961296	7.36%	0
2018	11.280323	10.727506	-4.90%	0
2017	10.296137	11.280323	9.56%	0
2016	10.385806	10.296137	-0.86%	0
2015	10.658434	10.385806	-2.56%	0
2014	10.558398	10.658434	0.95%	0
2013*	10.000000	10.558398	5.58%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.153759	16.849560	11.19%	0
2019	13.240414	15.153759	14.45%	0
2018	13.889490	13.240414	-4.67%	0
2017	12.574075	13.889490	10.46%	0
2016	12.450503	12.574075	0.99%	2,028
2015	12.669497	12.450503	-1.73%	4,086
2014	12.451707	12.669497	1.75%	24,878
2013	10.799857	12.451707	15.30%	39,819
2012	10.170949	10.799857	6.18%	63,578
2011	10.383494	10.170949	-2.05%	65,113
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	47.206567	62.590973	32.59%	0
2019	32.240316	47.206567	46.42%	0
2018	34.737657	32.240316	-7.19%	0
2017	26.841604	34.737657	29.42%	0
2016	26.985678	26.841604	-0.53%	0
2015	28.367426	26.985678	-4.87%	0
2014	28.142111	28.367426	0.80%	0
2013	18.371491	28.142111	53.18%	0
2012	14.673191	18.371491	25.20%	0
2011	15.896599	14.673191	-7.70%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	24.479440	23.227104	-5.12%	0
2019	20.085241	24.479440	21.88%	0
2018	21.718440	20.085241	-7.52%	0
2017	21.038429	21.718440	3.23%	0
2016	20.598569	21.038429	2.14%	0
2015	20.069583	20.598569	2.64%	0
2014	15.740828	20.069583	27.50%	0
2013	15.890708	15.740828	-0.94%	0
2012	13.782165	15.890708	15.30%	0
2011	13.398864	13.782165	2.86%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	25.201212	26.418567	4.83%	0
2019	20.694258	25.201212	21.78%	0
2018	23.605602	20.694258	-12.33%	0
2017	21.189677	23.605602	11.40%	0
2016	16.784661	21.189677	26.24%	0
2015	18.149751	16.784661	-7.52%	0
2014	17.309862	18.149751	4.85%	0
2013	13.234520	17.309862	30.79%	0
2012	11.389840	13.234520	16.20%	0
2011	13.332970	11.389840	-14.57%	1,042
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	23.124434	31.181808	34.84%	0
2019	19.136466	23.124434	20.84%	0
2018	20.377808	19.136466	-6.09%	0
2017	16.896845	20.377808	20.60%	0
2016	16.760911	16.896845	0.81%	0
2015	16.795549	16.760911	-0.21%	0
2014	16.878106	16.795549	-0.49%	0
2013	12.019405	16.878106	40.42%	0
2012	11.668937	12.019405	3.00%	0
2011	13.325695	11.668937	-12.43%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	22.640806	22.616683	-0.11%	0
2019	18.297103	22.640806	23.74%	0
2018	20.139629	18.297103	-9.15%	0
2017	18.276289	20.139629	10.20%	1,209
2016	16.787619	18.276289	8.87%	1,277
2015	17.837366	16.787619	-5.89%	1,611
2014	16.414311	17.837366	8.67%	1,825
2013	12.382182	16.414311	32.56%	3,008
2012	10.634100	12.382182	16.44%	3,184
2011	11.713350	10.634100	-9.21%	7,687

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	15.208817	16.806327	10.50%	0
2019	12.548951	15.208817	21.20%	0
2018	14.057939	12.548951	-10.73%	0
2017	12.117981	14.057939	16.01%	0
2016	11.300921	12.117981	7.23%	0
2015	11.653776	11.300921	-3.03%	0
2014	11.332703	11.653776	2.83%	0
2013	9.092355	11.332703	24.64%	0
2012	8.009338	9.092355	13.52%	0
2011	8.511263	8.009338	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.363965	18.607857	7.16%	0
2019	15.369476	17.363965	12.98%	0
2018	16.492792	15.369476	-6.81%	0
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	12,793
2013	13.074384	14.525530	11.10%	12,793
2012	12.203251	13.074384	7.14%	28,466
2011	12.348836	12.203251	-1.18%	28,466
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.152833	23.126593	9.33%	0
2019	18.005170	21.152833	17.48%	0
2018	19.656045	18.005170	-8.40%	0
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.007959	12.551632	4.53%	0
2019	11.192309	12.007959	7.29%	0
2018	11.637727	11.192309	-3.83%	0
2017	11.241778	11.637727	3.52%	0
2016	11.007090	11.241778	2.13%	0
2015	11.207793	11.007090	-1.79%	0
2014	11.013879	11.207793	1.76%	0
2013	10.726129	11.013879	2.68%	0
2012	10.412271	10.726129	3.01%	0
2011	10.326991	10.412271	0.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.784497	11.936501	10.68%	0
2020	11.936501	12.224977	2.42%	0
2018	11.667897	10.784497	-7.57%	0
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.072042	12.498777	12.89%	0
2020	12.498777	13.017289	4.15%	0
2018	12.033649	11.072042	-7.99%	0
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.358706	15.519285	8.08%	0
2019	12.449933	14.358706	15.33%	0
2018	13.477506	12.449933	-7.62%	0
2017	12.183754	13.477506	10.62%	0
2016	11.608812	12.183754	4.95%	0
2015	11.891585	11.608812	-2.38%	0
2014	11.542434	11.891585	3.02%	0
2013	10.103924	11.542434	14.24%	0
2012	9.309357	10.103924	8.54%	0
2011	9.507618	9.309357	-2.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	15.035527	16.543019	10.03%	0
2019	12.599861	15.035527	19.33%	0
2018	13.942385	12.599861	-9.63%	0
2017	12.198714	13.942385	14.29%	0
2016	11.479650	12.198714	6.26%	0
2015	11.806090	11.479650	-2.77%	0
2014	11.483915	11.806090	2.81%	0
2013	9.580336	11.483915	19.87%	0
2012	8.598172	9.580336	11.42%	0
2011	8.968487	8.598172	-4.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.333382	14.177050	6.33%	0
2019	11.995108	13.333382	11.16%	0
2018	12.722356	11.995108	-5.72%	0
2017	11.892409	12.722356	6.98%	0
2016	11.485595	11.892409	3.54%	0
2015	11.729574	11.485595	-2.08%	0
2014	11.433202	11.729574	2.59%	0
2013	10.563793	11.433202	8.23%	15,732
2012	9.982804	10.563793	5.82%	15,732
2011	9.985311	9.982804	-0.03%	15,732

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.210600	30.336182	11.49%	14,987
2019	22.823643	27.210600	19.22%	16,144
2018	24.657187	22.823643	-7.44%	25,751
2017	21.293509	24.657187	15.80%	29,683
2016	22.322325	21.293509	-4.61%	35,823
2015	24.877741	22.322325	-10.27%	54,652
2014	26.823871	24.877741	-7.26%	81,881
2013	21.896095	26.823871	22.51%	115,311
2012	18.767874	21.896095	16.67%	178,381
2011	20.658377	18.767874	-9.15%	231,445
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	21.661080	24.199311	11.72%	7,327
2019	18.122067	21.661080	19.53%	3,908
2018	19.132931	18.122067	-5.28%	2,804
2017	17.547142	19.132931	9.04%	2,900
2016	17.566077	17.547142	-0.11%	7,301
2015	18.001461	17.566077	-2.42%	15,178
2014	17.092862	18.001461	5.32%	19,457
2013	14.114532	17.092862	21.10%	34,137
2012	12.902578	14.114532	9.39%	47,820
2011	12.756060	12.902578	1.15%	59,075
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	30.338764	36.092526	18.97%	7,599
2019	23.639652	30.338764	28.34%	6,828
2018	25.290546	23.639652	-6.53%	8,139
2017	21.391800	25.290546	18.23%	7,726
2016	21.062068	21.391800	1.57%	10,859
2015	21.664249	21.062068	-2.78%	24,654
2014	20.176252	21.664249	7.37%	50,241
2013	15.436208	20.176252	30.71%	75,379
2012	13.294895	15.436208	16.11%	109,263
2011	13.357417	13.294895	-0.47%	146,556
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	12.891819	14.005139	8.64%	5,781
2019	11.738809	12.891819	9.82%	4,750
2018	12.224670	11.738809	-3.97%	8,985
2017	12.004226	12.224670	1.84%	9,065
2016	11.785600	12.004226	1.86%	9,906
2015	12.014294	11.785600	-1.90%	25,117
2014	11.761885	12.014294	2.15%	30,627
2013	12.270689	11.761885	-4.15%	43,483
2012	11.849640	12.270689	3.55%	50,040
2011	11.278868	11.849640	5.06%	55,547

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.392028	3.952562	-38.16%	8,387
2019	6.309671	6.392028	1.31%	5,590
2018	9.786960	6.309671	-35.53%	13,656
2017	11.443253	9.786960	-14.47%	8,611
2016	8.686716	11.443253	31.73%	7,003
2015	11.397094	8.686716	-23.78%	9,313
2014	13.016543	11.397094	-12.44%	8,230
2013	10.406958	13.016543	25.08%	10,505
2012	10.486508	10.406958	-0.76%	10,439
2011	11.780778	10.486508	-10.99%	10,542
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.647041	11.273445	5.88%	0
2019	9.939163	10.647041	7.12%	1,304
2018	10.171573	9.939163	-2.28%	0
2017	9.963903	10.171573	2.08%	0
2016	9.507976	9.963903	4.80%	0
2015	9.976816	9.507976	-4.70%	0
2014	10.172103	9.976816	-1.92%	0
2013	10.212167	10.172103	-0.39%	0
2012	9.803318	10.212167	4.17%	0
2011*	10.000000	9.803318	-1.97%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.031090	21.237717	0.98%	4,636
2019	17.443997	21.031090	20.56%	8,412
2018	20.176766	17.443997	-13.54%	9,714
2017	17.833163	20.176766	13.14%	10,846
2016	17.030277	17.833163	4.71%	14,670
2015	17.760707	17.030277	-4.11%	30,688
2014	16.516561	17.760707	7.53%	54,371
2013	13.016172	16.516561	26.89%	67,316
2012	11.747959	13.016172	10.80%	86,610
2011	12.589915	11.747959	-6.69%	117,019
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	21.764207	25.692088	18.05%	3,248
2019	17.653404	21.764207	23.29%	3,554
2018	19.240849	17.653404	-8.25%	3,570
2017	15.781984	19.240849	21.92%	1,849
2016	16.624799	15.781984	-5.07%	3,168
2015	16.424013	16.624799	1.22%	3,877
2014	16.617628	16.424013	-1.17%	4,656
2013	14.236730	16.617628	16.72%	6,313
2012	12.318918	14.236730	15.57%	12,239
2011	13.576823	12.318918	-9.27%	16,441

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.634868	8.485190	-1.73%	13,037
2019	8.661452	8.634868	-0.31%	14,771
2018	8.715432	8.661452	-0.62%	11,564
2017	8.850018	8.715432	-1.52%	11,564
2016	9.027734	8.850018	-1.97%	11,566
2015	9.219545	9.027734	-2.08%	11,566
2014	9.415418	9.219545	-2.08%	38,520
2013	9.615461	9.415418	-2.08%	37,470
2012	9.820318	9.615461	-2.09%	34,421
2011	10.028369	9.820318	-2.07%	21,686
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	32.978474	42.149255	27.81%	4,166
2019	24.662586	32.978474	33.72%	4,391
2018	24.632233	24.662586	0.12%	8,550
2017	19.451784	24.632233	26.63%	8,320
2016	19.627580	19.451784	-0.90%	15,045
2015	18.707500	19.627580	4.92%	32,665
2014	17.090180	18.707500	9.46%	67,603
2013	12.792567	17.090180	33.59%	83,757
2012	11.590461	12.792567	10.37%	122,772
2011	11.592391	11.590461	-0.02%	154,192
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	21.308283	22.118253	3.80%	6,175
2019	19.574390	21.308283	8.86%	5,828
2018	20.428656	19.574390	-4.18%	9,629
2017	19.559305	20.428656	4.44%	10,112
2016	17.194391	19.559305	13.75%	10,742
2015	18.785257	17.194391	-8.47%	13,880
2014	18.829538	18.785257	-0.24%	15,462
2013	17.405849	18.829538	8.18%	24,858
2012	14.986419	17.405849	16.14%	30,802
2011	14.542166	14.986419	3.05%	32,592
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	17.428067	18.288259	4.94%	8,358
2019	14.997992	17.428067	16.20%	10,685
2018	18.642495	14.997992	-19.55%	12,049
2017	15.460989	18.642495	20.58%	7,141
2016	15.622474	15.460989	-1.03%	7,603
2015	16.108673	15.622474	-3.02%	8,953
2014	16.220154	16.108673	-0.69%	10,621
2013	13.263583	16.220154	22.29%	14,452
2012	11.955422	13.263583	10.94%	15,873
2011	14.180585	11.955422	-15.69%	19,382

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.663729	9.852363	1.95%	8,302
2019	9.470513	9.663729	2.04%	6,863
2018	9.599824	9.470513	-1.35%	6,863
2017	9.669611	9.599824	-0.72%	0
2016	9.688421	9.669611	-0.19%	0
2015	9.810705	9.688421	-1.25%	0
2014	9.924400	9.810705	-1.15%	0
2013	10.192106	9.924400	-2.63%	0
2012	10.071673	10.192106	1.20%	0
2011*	10.000000	10.071673	0.72%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.909787	50.924820	45.88%	7,032
2019	25.850543	34.909787	35.04%	8,193
2018	26.423685	25.850543	-2.17%	10,899
2017	21.268311	26.423685	24.24%	11,267
2016	20.471332	21.268311	3.89%	15,017
2015	22.193329	20.471332	-7.76%	26,643
2014	21.015584	22.193329	5.60%	38,340
2013	16.520331	21.015584	27.21%	52,086
2012	14.860444	16.520331	11.17%	82,430
2011	15.264041	14.860444	-2.64%	103,883
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.977120	6.873087	-13.84%	19,684
2019	7.444266	7.977120	7.16%	17,123
2018	9.906409	7.444266	-24.85%	22,758
2017	9.826578	9.906409	0.81%	23,400
2016	8.106590	9.826578	21.22%	21,658
2015	10.670393	8.106590	-24.03%	22,136
2014	12.533456	10.670393	-14.86%	19,254
2013	11.875846	12.533456	5.54%	18,811
2012	11.906926	11.875846	-0.26%	24,185
2011	15.482430	11.906926	-23.09%	24,279
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	17.992153	20.380445	13.27%	22,599
2019	14.912732	17.992153	20.65%	23,623
2018	15.913360	14.912732	-6.29%	24,517
2017	13.563326	15.913360	17.33%	37,934
2016	13.218387	13.563326	2.61%	40,055
2015	13.456348	13.218387	-1.77%	34,976
2014	13.108155	13.456348	2.66%	42,455
2013	10.531917	13.108155	24.46%	42,420
2012	9.589851	10.531917	9.82%	47,679
2011	10.219495	9.589851	-6.16%	50,079

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	14.045372	15.492464	10.30%	21,888
2019	12.512737	14.045372	12.25%	23,502
2018	13.033817	12.512737	-4.00%	25,205
2017	12.046569	13.033817	8.20%	26,940
2016	11.964187	12.046569	0.69%	31,613
2015	12.166022	11.964187	-1.66%	33,739
2014	12.019427	12.166022	1.22%	42,153
2013	10.699473	12.019427	12.34%	62,726
2012	10.219295	10.699473	4.70%	77,344
2011	10.360217	10.219295	-1.36%	35,569
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	11.037711	12.678025	14.86%	0
2020	12.678025	13.537192	6.78%	0
2018	11.745913	11.037711	-6.03%	0
2017	10.542330	11.745913	11.42%	0
2016	10.576110	10.542330	-0.32%	0
2015	10.849272	10.576110	-2.52%	0
2014	10.681426	10.849272	1.57%	0
2013*	10.000000	10.681426	6.81%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.575133	17.435847	11.95%	235,869
2019	13.363221	15.575133	16.55%	249,834
2018	14.205848	13.363221	-5.93%	266,100
2017	12.650574	14.205848	12.29%	319,009
2016	12.466753	12.650574	1.47%	338,145
2015	12.693753	12.466753	-1.79%	406,952
2014	12.439049	12.693753	2.05%	317,635
2013	10.515115	12.439049	18.30%	289,132
2012	9.806532	10.515115	7.23%	257,383
2011	10.164781	9.806532	-3.52%	185,974
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.264049	13.155175	16.79%	0
2020	13.155175	14.130071	7.41%	0
2018	12.081158	11.264049	-6.76%	0
2017	10.665377	12.081158	13.27%	0
2016	10.642424	10.665377	0.22%	0
2015	10.948144	10.642424	-2.79%	0
2014	10.762618	10.948144	1.72%	0
2013*	10.000000	10.762618	7.63%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	16.959944	19.114025	12.70%	38,098
2019	14.270019	16.959944	18.85%	38,607
2018	15.297948	14.270019	-6.72%	39,047
2017	13.386954	15.297948	14.28%	39,169
2016	13.082190	13.386954	2.33%	41,723
2015	13.354848	13.082190	-2.04%	45,524
2014	13.039734	13.354848	2.42%	58,379
2013	10.757461	13.039734	21.22%	62,646
2012	9.916287	10.757461	8.48%	71,723
2011	10.443646	9.916287	-5.05%	72,265
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.698020	12.033071	12.48%	0
2020	12.033071	12.912471	7.31%	0
2018	11.255095	10.698020	-4.95%	0
2017	10.278341	11.255095	9.50%	0
2016	10.373137	10.278341	-0.91%	0
2015	10.650875	10.373137	-2.61%	0
2014	10.556307	10.650875	0.90%	0
2013*	10.000000	10.556307	5.56%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	15.062439	16.739473	11.13%	93,904
2019	13.167336	15.062439	14.39%	97,630
2018	13.819931	13.167336	-4.72%	100,769
2017	12.517472	13.819931	10.41%	100,767
2016	12.400770	12.517472	0.94%	111,236
2015	12.625335	12.400770	-1.78%	121,241
2014	12.414641	12.625335	1.70%	136,851
2013	10.773209	12.414641	15.24%	114,874
2012	10.151053	10.773209	6.13%	155,224
2011	10.368469	10.151053	-2.10%	153,821
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	46.826539	62.055445	32.52%	3,471
2019	31.997088	46.826539	46.35%	3,477
2018	34.493309	31.997088	-7.24%	5,340
2017	26.666354	34.493309	29.35%	4,542
2016	26.823143	26.666354	-0.58%	5,149
2015	28.210971	26.823143	-4.92%	6,072
2014	28.001192	28.210971	0.75%	8,233
2013	18.288820	28.001192	53.11%	12,321
2012	14.614640	18.288820	25.14%	18,301
2011	15.841236	14.614640	-7.74%	21,498

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	24.287548	23.033250	-5.16%	1,866
2019	19.937974	24.287548	21.82%	1,768
2018	21.570269	19.937974	-7.57%	5,347
2017	20.905527	21.570269	3.18%	5,903
2016	20.478861	20.905527	2.08%	5,640
2015	19.963140	20.478861	2.58%	6,293
2014	15.665326	19.963140	27.44%	6,844
2013	15.822571	15.665326	-0.99%	8,636
2012	13.730088	15.822571	15.24%	7,108
2011	13.355039	13.730088	2.81%	8,504
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	24.998337	26.192514	4.78%	5,165
2019	20.538152	24.998337	21.72%	4,719
2018	23.439577	20.538152	-12.38%	5,183
2017	21.051363	23.439577	11.34%	3,880
2016	16.683572	21.051363	26.18%	3,848
2015	18.049656	16.683572	-7.57%	4,886
2014	17.223187	18.049656	4.80%	5,080
2013	13.174975	17.223187	30.73%	7,610
2012	11.344386	13.174975	16.14%	6,865
2011	13.286530	11.344386	-14.62%	9,907
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	22.938164	30.914867	34.77%	4,639
2019	18.992022	22.938164	20.78%	4,812
2018	20.234393	18.992022	-6.14%	7,347
2017	16.786463	20.234393	20.54%	3,443
2016	16.659906	16.786463	0.76%	3,476
2015	16.702865	16.659906	-0.26%	3,838
2014	16.793543	16.702865	-0.54%	4,170
2013	11.965285	16.793543	40.35%	6,160
2012	11.622345	11.965285	2.95%	9,631
2011	13.279265	11.622345	-12.48%	10,687
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	22.458462	22.423078	-0.16%	5,404
2019	18.159011	22.458462	23.68%	4,823
2018	19.997894	18.159011	-9.20%	5,612
2017	18.156912	19.997894	10.14%	5,491
2016	16.686469	18.156912	8.81%	7,659
2015	17.738956	16.686469	-5.93%	17,636
2014	16.332088	17.738956	8.61%	39,311
2013	12.326441	16.332088	32.50%	52,125
2012	10.591647	12.326441	16.38%	70,518
2011	11.672549	10.591647	-9.26%	85,404

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	15.110729	16.689422	10.45%	0
2019	12.474397	15.110729	21.13%	0
2018	13.981606	12.474397	-10.78%	0
2017	12.058311	13.981606	15.95%	227
2016	11.251010	12.058311	7.18%	38,376
2015	11.608239	11.251010	-3.08%	38,376
2014	11.294190	11.608239	2.78%	38,785
2013	9.066081	11.294190	24.58%	39,240
2012	7.990266	9.066081	13.46%	40,731
2011	8.495321	7.990266	-5.95%	50,896
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.269708	18.497405	7.11%	12,538
2019	15.293852	17.269708	12.92%	13,668
2018	16.420068	15.293852	-6.86%	14,842
2017	15.091454	16.420068	8.80%	16,271
2016	14.500350	15.091454	4.08%	15,732
2015	14.837165	14.500350	-2.27%	9,186
2014	14.490979	14.837165	2.39%	16,316
2013	13.049928	14.490979	11.04%	10,240
2012	12.186662	13.049928	7.08%	10,558
2011	12.338344	12.186662	-1.23%	9,619
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.037957	22.989259	9.28%	1,430
2019	17.916533	21.037957	17.42%	0
2018	19.569339	17.916533	-8.45%	0
2017	17.409706	19.569339	12.40%	0
2016	16.504731	17.409706	5.48%	963
2015	16.948937	16.504731	-2.62%	1,930
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.930519	12.464328	4.47%	0
2019	11.125804	11.930519	7.23%	0
2018	11.574525	11.125804	-3.88%	0
2017	11.186407	11.574525	3.47%	0
2016	10.958447	11.186407	2.08%	0
2015	11.163962	10.958447	-1.84%	0
2014	10.976410	11.163962	1.71%	0
2013	10.695095	10.976410	2.63%	0
2012	10.387468	10.695095	2.96%	9,294
2011	10.307650	10.387468	0.77%	9,847

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.753355	11.895953	10.63%	0
2020	11.895953	12.177242	2.36%	0
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.040060	12.456308	12.83%	0
2020	12.456308	12.966428	4.10%	0
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.266101	15.411318	8.03%	27,935
2019	12.375958	14.266101	15.27%	29,508
2018	13.404321	12.375958	-7.67%	30,905
2017	12.123774	13.404321	10.56%	53,212
2016	11.557546	12.123774	4.90%	47,065
2015	11.845121	11.557546	-2.43%	52,150
2014	11.503214	11.845121	2.97%	52,166
2013	10.074741	11.503214	14.18%	98,605
2012	9.287212	10.074741	8.48%	85,591
2011	9.489826	9.287212	-2.14%	85,607
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.938618	16.427991	9.97%	0
2019	12.525034	14.938618	19.27%	0
2018	13.866702	12.525034	-9.68%	0
2017	12.138668	13.866702	14.24%	6,740
2016	11.428960	12.138668	6.21%	6,870
2015	11.759961	11.428960	-2.81%	16,185
2014	11.444886	11.759961	2.75%	21,465
2013	9.552645	11.444886	19.81%	62,965
2012	8.577705	9.552645	11.37%	64,394
2011	8.951703	8.577705	-4.18%	64,904

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.247432	14.078465	6.27%	1,384
2019	11.923856	13.247432	11.10%	1,480
2018	12.653292	11.923856	-5.76%	1,579
2017	11.833868	12.653292	6.92%	1,681
2016	11.434861	11.833868	3.49%	0
2015	11.683725	11.434861	-2.13%	0
2014	11.394315	11.683725	2.54%	3,616
2013	10.533240	11.394315	8.17%	8,294
2012	9.959034	10.533240	5.77%	8,186
2011	9.966610	9.959034	-0.08%	8,569

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	26.991472	30.076523	11.43%	0
2019	22.651409	26.991472	19.16%	0
2018	24.483704	22.651409	-7.48%	0
2017	21.154458	24.483704	15.74%	0
2016	22.187849	21.154458	-4.66%	909
2015	24.740504	22.187849	-10.32%	15,227
2014	26.689546	24.740504	-7.30%	27,587
2013	21.797579	26.689546	22.44%	34,646
2012	18.692991	21.797579	16.61%	40,111
2011	20.586443	18.692991	-9.20%	50,867
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	21.486566	23.992087	11.66%	0
2019	17.985246	21.486566	19.47%	0
2018	18.998246	17.985246	-5.33%	0
2017	17.432499	18.998246	8.98%	0
2016	17.460192	17.432499	-0.16%	0
2015	17.902102	17.460192	-2.47%	1,910
2014	17.007199	17.902102	5.26%	4,510
2013	14.050975	17.007199	21.04%	22,479
2012	12.851063	14.050975	9.34%	24,331
2011	12.711614	12.851063	1.10%	33,222
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	30.094379	35.783507	18.90%	0
2019	23.461214	30.094379	28.27%	0
2018	25.112544	23.461214	-6.58%	0
2017	21.252065	25.112544	18.17%	0
2016	20.935148	21.252065	1.51%	0
2015	21.544719	20.935148	-2.83%	8,708
2014	20.075177	21.544719	7.32%	11,653
2013	15.366717	20.075177	30.64%	22,561
2012	13.241822	15.366717	16.05%	24,022
2011	13.310872	13.241822	-0.52%	30,590
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	12.787994	13.885260	8.58%	0
2019	11.650217	12.787994	9.77%	0
2018	12.138631	11.650217	-4.02%	0
2017	11.925815	12.138631	1.78%	0
2016	11.714584	11.925815	1.80%	3,319
2015	11.948003	11.714584	-1.95%	5,818
2014	11.702956	11.948003	2.09%	6,561
2013	12.215446	11.702956	-4.20%	16,814
2012	11.802343	12.215446	3.50%	17,254
2011	11.239575	11.802343	5.01%	21,024

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.347511	3.923027	-38.20%	0
2019	6.268925	6.347511	1.25%	0
2018	9.728764	6.268925	-35.56%	0
2017	11.381003	9.728764	-14.52%	0
2016	8.643868	11.381003	31.67%	0
2015	11.346685	8.643868	-23.82%	7,731
2014	12.965608	11.346685	-12.49%	6,477
2013	10.371526	12.965608	25.01%	7,255
2012	10.456168	10.371526	-0.81%	7,859
2011	11.752698	10.456168	-11.03%	7,173
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.600018	11.217939	5.83%	0
2019	9.900327	10.600018	7.07%	0
2018	10.137029	9.900327	-2.34%	0
2017	9.935130	10.137029	2.03%	0
2016	9.485350	9.935130	4.74%	0
2015	9.958172	9.485350	-4.75%	0
2014	10.158275	9.958172	-1.97%	0
2013	10.203491	10.158275	-0.44%	0
2012	9.799999	10.203491	4.12%	0
2011*	10.000000	9.799999	-2.00%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	20.861624	21.055831	0.93%	0
2019	17.312275	20.861624	20.50%	0
2018	20.034703	17.312275	-13.59%	0
2017	17.716617	20.034703	13.08%	0
2016	16.927610	17.716617	4.66%	1,515
2015	17.662674	16.927610	-4.16%	8,954
2014	16.433782	17.662674	7.48%	13,236
2013	12.957543	16.433782	26.83%	18,558
2012	11.701040	12.957543	10.74%	21,542
2011	12.546042	11.701040	-6.74%	27,732
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	21.588866	25.472100	17.99%	0
2019	17.520121	21.588866	23.22%	0
2018	19.105402	17.520121	-8.30%	0
2017	15.678870	19.105402	21.85%	0
2016	16.524585	15.678870	-5.12%	1,504
2015	16.333346	16.524585	1.17%	1,937
2014	16.534342	16.333346	-1.22%	3,245
2013	14.172617	16.534342	16.66%	3,431
2012	12.269727	14.172617	15.51%	3,648
2011	13.529511	12.269727	-9.31%	5,078

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.564567	8.411812	-1.78%	0
2019	8.595332	8.564567	-0.36%	0
2018	8.653341	8.595332	-0.67%	0
2017	8.791449	8.653341	-1.57%	0
2016	8.972558	8.791449	-2.02%	0
2015	9.167879	8.972558	-2.13%	0
2014	9.367441	9.167879	-2.13%	0
2013	9.571345	9.367441	-2.13%	0
2012	9.780272	9.571345	-2.14%	0
2011	9.992567	9.780272	-2.12%	7,824
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	32.712758	41.788302	27.74%	0
2019	24.476370	32.712758	33.65%	0
2018	24.458808	24.476370	0.07%	0
2017	19.324670	24.458808	26.57%	0
2016	19.509266	19.324670	-0.95%	0
2015	18.604240	19.509266	4.86%	1,507
2014	17.004535	18.604240	9.41%	11,341
2013	12.734958	17.004535	33.53%	19,454
2012	11.544169	12.734958	10.32%	25,618
2011	11.551989	11.544169	-0.07%	31,916
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	21.136672	21.928911	3.75%	0
2019	19.426652	21.136672	8.80%	0
2018	20.284880	19.426652	-4.23%	0
2017	19.431545	20.284880	4.39%	0
2016	17.090770	19.431545	13.70%	2,693
2015	18.681598	17.090770	-8.52%	2,693
2014	18.735201	18.681598	-0.29%	3,127
2013	17.327477	18.735201	8.12%	3,127
2012	14.926584	17.327477	16.08%	3,127
2011	14.491483	14.926584	3.00%	3,127
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	17.287670	18.131656	4.88%	0
2019	14.884781	17.287670	16.14%	0
2018	18.511286	14.884781	-19.59%	0
2017	15.359991	18.511286	20.52%	0
2016	15.528333	15.359991	-1.08%	0
2015	16.019787	15.528333	-3.07%	652
2014	16.138886	16.019787	-0.74%	1,786
2013	13.203872	16.138886	22.23%	3,936
2012	11.907697	13.203872	10.89%	4,328
2011	14.131184	11.907697	-15.73%	5,225

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.621054	9.803841	1.90%	0
2019	9.433503	9.621054	1.99%	0
2018	9.567221	9.433503	-1.40%	0
2017	9.641686	9.567221	-0.77%	0
2016	9.665365	9.641686	-0.24%	0
2015	9.792374	9.665365	-1.30%	0
2014	9.910901	9.792374	-1.20%	0
2013	10.183438	9.910901	-2.68%	0
2012	10.068267	10.183438	1.14%	0
2011*	10.000000	10.068267	0.68%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.650679	50.521063	45.80%	0
2019	25.671778	34.650679	34.98%	0
2018	26.254448	25.671778	-2.22%	0
2017	21.142851	26.254448	24.18%	0
2016	20.360944	21.142851	3.84%	0
2015	22.084944	20.360944	-7.81%	1,536
2014	20.923638	22.084944	5.55%	2,319
2013	16.456449	20.923638	27.15%	2,967
2012	14.810567	16.456449	11.11%	3,900
2011	15.220559	14.810567	-2.69%	6,041
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.917889	6.818553	-13.88%	0
2019	7.392761	7.917889	7.10%	0
2018	9.842935	7.392761	-24.89%	0
2017	9.768595	9.842935	0.76%	0
2016	8.062864	9.768595	21.16%	1,293
2015	10.618278	8.062864	-24.07%	1,563
2014	12.478628	10.618278	-14.91%	2,122
2013	11.829931	12.478628	5.48%	3,707
2012	11.866962	11.829931	-0.31%	4,820
2011	15.438345	11.866962	-23.13%	4,745
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	17.883704	20.247259	13.22%	17,326
2019	14.830409	17.883704	20.59%	17,329
2018	15.833652	14.830409	-6.34%	17,336
2017	13.502264	15.833652	17.27%	6,330
2016	13.165585	13.502264	2.56%	6,330
2015	13.409435	13.165585	-1.82%	6,330
2014	13.069136	13.409435	2.60%	22,441
2013	10.505933	13.069136	24.40%	22,441
2012	9.571094	10.505933	9.77%	22,441
2011	10.204705	9.571094	-6.21%	22,441

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	13.960732	15.391243	10.25%	9,382
2019	12.443692	13.960732	12.19%	9,912
2018	12.968554	12.443692	-4.05%	10,469
2017	11.992354	12.968554	8.14%	11,036
2016	11.916414	11.992354	0.64%	22,505
2015	12.123638	11.916414	-1.71%	12,255
2014	11.983671	12.123638	1.17%	19,797
2013	10.673086	11.983671	12.28%	56,899
2012	10.199321	10.673086	4.65%	58,187
2011	10.345236	10.199321	-1.41%	18,240
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	11.007376	12.636725	14.80%	0
2020	12.636725	13.486204	6.72%	0
2018	11.719642	11.007376	-6.08%	0
2017	10.524109	11.719642	11.36%	0
2016	10.563213	10.524109	-0.37%	0
2015	10.841588	10.563213	-2.57%	0
2014	10.679311	10.841588	1.52%	0
2013*	10.000000	10.679311	6.79%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.481260	17.321913	11.89%	58,046
2019	13.289467	15.481260	16.49%	66,899
2018	14.134713	13.289467	-5.98%	78,073
2017	12.593625	14.134713	12.24%	77,000
2016	12.416955	12.593625	1.42%	87,606
2015	12.649504	12.416955	-1.84%	111,182
2014	12.402019	12.649504	2.00%	127,670
2013	10.489156	12.402019	18.24%	114,572
2012	9.787333	10.489156	7.17%	116,742
2011	10.150064	9.787333	-3.57%	108,149
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.233105	13.112339	16.73%	0
2020	13.112339	14.076872	7.36%	0
2018	12.054165	11.233105	-6.81%	0
2017	10.646973	12.054165	13.22%	0
2016	10.629472	10.646973	0.16%	0
2015	10.940398	10.629472	-2.84%	0
2014	10.760505	10.940398	1.67%	0
2013*	10.000000	10.760505	7.61%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	16.857711	18.989107	12.64%	40,070
2019	14.191246	16.857711	18.79%	43,002
2018	15.221323	14.191246	-6.77%	43,904
2017	13.326678	15.221323	14.22%	107,737
2016	13.029916	13.326678	2.28%	119,769
2015	13.308277	13.029916	-2.09%	160,488
2014	13.000906	13.308277	2.36%	172,000
2013	10.730909	13.000906	21.15%	178,555
2012	9.896878	10.730909	8.43%	182,824
2011	10.428519	9.896878	-5.10%	161,903
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.668626	11.993888	12.42%	0
2020	11.993888	12.863862	7.25%	0
2018	11.229936	10.668626	-5.00%	0
2017	10.260592	11.229936	9.45%	0
2016	10.360510	10.260592	-0.96%	0
2015	10.643346	10.360510	-2.66%	0
2014	10.554233	10.643346	0.84%	0
2013*	10.000000	10.554233	5.54%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	14.971666	16.630114	11.08%	84,234
2019	13.094675	14.971666	14.33%	85,486
2018	13.750736	13.094675	-4.77%	102,410
2017	12.461138	13.750736	10.35%	116,026
2016	12.351260	12.461138	0.89%	120,241
2015	12.581351	12.351260	-1.83%	124,242
2014	12.377709	12.581351	1.65%	149,483
2013	10.746644	12.377709	15.18%	137,285
2012	10.131211	10.746644	6.07%	134,301
2011	10.353471	10.131211	-2.15%	114,254
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	46.449414	61.524263	32.45%	0
2019	31.755610	46.449414	46.27%	0
2018	34.250588	31.755610	-7.28%	0
2017	26.492197	34.250588	29.29%	0
2016	26.661539	26.492197	-0.64%	598
2015	28.055341	26.661539	-4.97%	3,884
2014	27.860953	28.055341	0.70%	4,232
2013	18.206509	27.860953	53.03%	8,099
2012	14.556309	18.206509	25.08%	9,263
2011	15.786047	14.556309	-7.79%	10,407

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	24.096998	22.840856	-5.21%	0
2019	19.791653	24.096998	21.75%	0
2018	21.422994	19.791653	-7.61%	0
2017	20.773378	21.422994	3.13%	0
2016	20.359770	20.773378	2.03%	732
2015	19.857187	20.359770	2.53%	4,754
2014	15.590134	19.857187	27.37%	5,123
2013	15.754670	15.590134	-1.04%	6,585
2012	13.678164	15.754670	15.18%	5,884
2011	13.311316	13.678164	2.76%	6,568
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	24.796856	25.968135	4.72%	0
2019	20.383027	24.796856	21.65%	0
2018	23.274502	20.383027	-12.42%	0
2017	20.913751	23.274502	11.29%	0
2016	16.582956	20.913751	26.12%	0
2015	17.949973	16.582956	-7.62%	3,167
2014	17.136827	17.949973	4.75%	3,374
2013	13.115604	17.136827	30.66%	5,973
2012	11.299048	13.115604	16.08%	6,383
2011	13.240185	11.299048	-14.66%	8,953
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	22.753456	30.650270	34.71%	0
2019	18.848712	22.753456	20.72%	0
2018	20.092030	18.848712	-6.19%	0
2017	16.676848	20.092030	20.48%	0
2016	16.559536	16.676848	0.71%	764
2015	16.610722	16.559536	-0.31%	4,911
2014	16.709436	16.610722	-0.59%	5,388
2013	11.911433	16.709436	40.28%	6,108
2012	11.575967	11.911433	2.90%	6,793
2011	13.233011	11.575967	-12.52%	9,174
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	22.277518	22.231062	-0.21%	0
2019	18.021915	22.277518	23.61%	0
2018	19.857120	18.021915	-9.24%	0
2017	18.038278	19.857120	10.08%	0
2016	16.585889	18.038278	8.76%	0
2015	17.641043	16.585889	-5.98%	965
2014	16.250250	17.641043	8.56%	2,082
2013	12.270940	16.250250	32.43%	9,621
2012	10.549350	12.270940	16.32%	15,795
2011	11.631868	10.549350	-9.31%	21,458

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	15.013279	16.573331	10.39%	0
2019	12.400274	15.013279	21.07%	0
2018	13.905673	12.400274	-10.83%	0
2017	11.998920	13.905673	15.89%	5,610
2016	11.201284	11.998920	7.12%	36,655
2015	11.562838	11.201284	-3.13%	6,372
2014	11.255772	11.562838	2.73%	6,829
2013	9.039861	11.255772	24.51%	7,527
2012	7.971249	9.039861	13.41%	0
2011	8.479425	7.971249	-5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.175879	18.387505	7.05%	0
2019	15.218522	17.175879	12.86%	0
2018	16.347581	15.218522	-6.91%	0
2017	15.032484	16.347581	8.75%	0
2016	14.451064	15.032484	4.02%	0
2015	14.794290	14.451064	-2.32%	5,925
2014	14.456487	14.794290	2.34%	6,246
2013	13.025523	14.456487	10.99%	6,561
2012	12.170096	13.025523	7.03%	6,855
2011	12.327843	12.170096	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.923620	22.852661	9.22%	0
2019	17.828259	20.923620	17.36%	0
2018	19.482920	17.828259	-8.49%	0
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	0
2015	16.899940	16.448610	-2.67%	2,545
2014	16.415705	16.899940	2.95%	2,548
2013	14.039375	16.415705	16.93%	2,551
2012	12.782689	14.039375	9.83%	2,555
2011	13.186361	12.782689	-3.06%	2,558
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.853551	12.377590	4.42%	0
2019	11.059668	11.853551	7.18%	0
2018	11.511628	11.059668	-3.93%	0
2017	11.131297	11.511628	3.42%	0
2016	10.910028	11.131297	2.03%	12,281
2015	11.120314	10.910028	-1.89%	12,281
2014	10.939091	11.120314	1.66%	0
2013	10.664189	10.939091	2.58%	0
2012	10.362751	10.664189	2.91%	0
2011	10.288359	10.362751	0.72%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.722252	11.855488	10.57%	0
2020	11.855488	12.129626	2.31%	0
2018	11.612473	10.722252	-7.67%	0
2017	10.406707	11.612473	11.59%	0
2016	10.060490	10.406707	3.44%	0
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.008152	12.413972	12.77%	0
2020	12.413972	12.915759	4.04%	0
2018	11.976515	11.008152	-8.09%	0
2017	10.463874	11.976515	14.46%	0
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.174092	15.304113	7.97%	0
2019	12.302419	14.174092	15.21%	0
2018	13.331524	12.302419	-7.72%	6,862
2017	12.064075	13.331524	10.51%	7,140
2016	11.506490	12.064075	4.85%	7,528
2015	11.798826	11.506490	-2.48%	7,545
2014	11.464102	11.798826	2.92%	23,477
2013	10.045602	11.464102	14.12%	23,492
2012	9.265098	10.045602	8.42%	22,968
2011	9.472062	9.265098	-2.18%	22,786
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.842202	16.313632	9.91%	0
2019	12.450550	14.842202	19.21%	0
2018	13.791324	12.450550	-9.72%	6,639
2017	12.078831	13.791324	14.18%	6,948
2016	11.378416	12.078831	6.16%	7,613
2015	11.713940	11.378416	-2.86%	10,561
2014	11.405929	11.713940	2.70%	26,865
2013	9.525000	11.405929	19.75%	26,851
2012	8.557263	9.525000	11.31%	24,436
2011	8.934922	8.557263	-4.23%	24,630

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.161983	13.980523	6.22%	28,827
2019	11.852998	13.161983	11.04%	31,828
2018	12.584558	11.852998	-5.81%	33,938
2017	11.775585	12.584558	6.87%	33,938
2016	11.384352	11.775585	3.44%	33,938
2015	11.638059	11.384352	-2.18%	33,938
2014	11.355582	11.638059	2.49%	46,552
2013	10.502793	11.355582	8.12%	12,614
2012	9.935326	10.502793	5.71%	24,975
2011	9.947950	9.935326	-0.13%	58,188

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	26.773916	29.818857	11.37%	0
2019	22.480318	26.773916	19.10%	0
2018	24.311283	22.480318	-7.53%	0
2017	21.016175	24.311283	15.68%	0
2016	22.054057	21.016175	-4.71%	0
2015	24.603905	22.054057	-10.36%	0
2014	26.555763	24.603905	-7.35%	369
2013	21.699389	26.555763	22.38%	369
2012	18.618324	21.699389	16.55%	369
2011	20.514685	18.618324	-9.24%	371
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	21.313394	23.786574	11.60%	0
2019	17.849411	21.313394	19.41%	0
2018	18.864461	17.849411	-5.38%	0
2017	17.318552	18.864461	8.93%	0
2016	17.354913	17.318552	-0.21%	0
2015	17.803257	17.354913	-2.52%	0
2014	16.921940	17.803257	5.21%	0
2013	13.987682	16.921940	20.98%	0
2012	12.799735	13.987682	9.28%	0
2011	12.667292	12.799735	1.05%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	29.851856	35.477004	18.84%	0
2019	23.284039	29.851856	28.21%	0
2018	24.935729	23.284039	-6.62%	0
2017	21.113171	24.935729	18.11%	0
2016	20.808927	21.113171	1.46%	0
2015	21.425767	20.808927	-2.88%	0
2014	19.974548	21.425767	7.27%	575
2013	15.297510	19.974548	30.57%	575
2012	13.188939	15.297510	15.99%	576
2011	13.264480	13.188939	-0.57%	577
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	12.684906	13.766286	8.52%	0
2019	11.562221	12.684906	9.71%	0
2018	12.053156	11.562221	-4.07%	0
2017	11.847874	12.053156	1.73%	0
2016	11.643950	11.847874	1.75%	0
2015	11.882025	11.643950	-2.00%	0
2014	11.644282	11.882025	2.04%	0
2013	12.160419	11.644282	-4.24%	0
2012	11.755193	12.160419	3.45%	0
2011	11.200380	11.755193	4.95%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.303267	3.893686	-38.23%	0
2019	6.228417	6.303267	1.20%	0
2018	9.670871	6.228417	-35.60%	0
2017	11.319053	9.670871	-14.56%	0
2016	8.601201	11.319053	31.60%	0
2015	11.296466	8.601201	-23.86%	0
2014	12.914833	11.296466	-12.53%	0
2013	10.336190	12.914833	24.95%	0
2012	10.425886	10.336190	-0.86%	0
2011	11.724637	10.425886	-11.08%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.553200	11.162679	5.78%	0
2019	9.861624	10.553200	7.01%	0
2018	10.102591	9.861624	-2.39%	0
2017	9.906426	10.102591	1.98%	0
2016	9.462763	9.906426	4.69%	0
2015	9.939530	9.462763	-4.80%	0
2014	10.144445	9.939530	-2.02%	0
2013	10.194811	10.144445	-0.49%	0
2012	9.796679	10.194811	4.06%	0
2011*	10.000000	9.796679	-2.03%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	20.693574	20.875538	0.88%	0
2019	17.181587	20.693574	20.44%	0
2018	19.893693	17.181587	-13.63%	0
2017	17.600887	19.893693	13.03%	0
2016	16.825592	17.600887	4.61%	0
2015	17.565190	16.825592	-4.21%	0
2014	16.351435	17.565190	7.42%	562
2013	12.899204	16.351435	26.76%	562
2012	11.654319	12.899204	10.68%	563
2011	12.502314	11.654319	-6.78%	563
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	21.414835	25.253849	17.93%	0
2019	17.387774	21.414835	23.16%	0
2018	18.970835	17.387774	-8.34%	0
2017	15.576367	18.970835	21.79%	0
2016	16.424924	15.576367	-5.17%	0
2015	16.243149	16.424924	1.12%	0
2014	16.451451	16.243149	-1.27%	0
2013	14.108765	16.451451	16.60%	0
2012	12.220705	14.108765	15.45%	0
2011	13.482341	12.220705	-9.36%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.494824	8.339050	-1.83%	0
2019	8.529695	8.494824	-0.41%	0
2018	8.591678	8.529695	-0.72%	0
2017	8.733254	8.591678	-1.62%	0
2016	8.917710	8.733254	-2.07%	0
2015	9.116492	8.917710	-2.18%	0
2014	9.319694	9.116492	-2.18%	0
2013	9.527427	9.319694	-2.18%	0
2012	9.740384	9.527427	-2.19%	0
2011	9.956888	9.740384	-2.17%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	32.449113	41.430354	27.68%	0
2019	24.291505	32.449113	33.58%	0
2018	24.286561	24.291505	0.02%	0
2017	19.198354	24.286561	26.50%	0
2016	19.391611	19.198354	-1.00%	0
2015	18.501491	19.391611	4.81%	0
2014	16.919270	18.501491	9.35%	0
2013	12.677581	16.919270	33.46%	0
2012	11.498047	12.677581	10.26%	0
2011	11.511708	11.498047	-0.12%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	20.966367	21.741107	3.70%	0
2019	19.279982	20.966367	8.75%	0
2018	20.142085	19.279982	-4.28%	0
2017	19.304592	20.142085	4.34%	0
2016	16.987755	19.304592	13.64%	0
2015	18.578487	16.987755	-8.56%	0
2014	18.641322	18.578487	-0.34%	0
2013	17.249474	18.641322	8.07%	0
2012	14.866993	17.249474	16.03%	0
2011	14.440990	14.866993	2.95%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	17.148266	17.976268	4.83%	0
2019	14.772293	17.148266	16.08%	0
2018	18.380855	14.772293	-19.63%	0
2017	15.259534	18.380855	20.45%	0
2016	15.434656	15.259534	-1.13%	0
2015	15.931298	15.434656	-3.12%	0
2014	16.057953	15.931298	-0.79%	0
2013	13.144373	16.057953	22.17%	0
2012	11.860104	13.144373	10.83%	0
2011	14.081897	11.860104	-15.78%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.578515	9.755510	1.85%	0
2019	9.396602	9.578515	1.94%	0
2018	9.534698	9.396602	-1.45%	0
2017	9.613808	9.534698	-0.82%	0
2016	9.642339	9.613808	-0.30%	0
2015	9.774030	9.642339	-1.35%	0
2014	9.897388	9.774030	-1.25%	0
2013	10.174764	9.897388	-2.73%	0
2012	10.064852	10.174764	1.09%	0
2011*	10.000000	10.064852	0.65%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.393384	50.120331	45.73%	0
2019	25.494176	34.393384	34.91%	0
2018	26.086219	25.494176	-2.27%	0
2017	21.018081	26.086219	24.11%	0
2016	20.251111	21.018081	3.79%	0
2015	21.977042	20.251111	-7.85%	0
2014	20.832055	21.977042	5.50%	0
2013	16.392790	20.832055	27.08%	0
2012	14.760832	16.392790	11.06%	0
2011	15.177194	14.760832	-2.74%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.859048	6.764411	-13.93%	0
2019	7.341581	7.859048	7.05%	0
2018	9.779817	7.341581	-24.93%	0
2017	9.710903	9.779817	0.71%	0
2016	8.019332	9.710903	21.09%	0
2015	10.566347	8.019332	-24.10%	0
2014	12.423957	10.566347	-14.95%	0
2013	11.784132	12.423957	5.43%	0
2012	11.827082	11.784132	-0.36%	0
2011	15.394320	11.827082	-23.17%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	17.775832	20.114854	13.16%	0
2019	14.748491	17.775832	20.53%	0
2018	15.754288	14.748491	-6.38%	0
2017	13.441425	15.754288	17.21%	0
2016	13.112943	13.441425	2.51%	0
2015	13.362648	13.112943	-1.87%	0
2014	13.030194	13.362648	2.55%	0
2013	10.479982	13.030194	24.33%	0
2012	9.552346	10.479982	9.71%	0
2011	10.189917	9.552346	-6.26%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	13.876507	15.290570	10.19%	0
2019	12.374935	13.876507	12.13%	0
2018	12.903528	12.374935	-4.10%	0
2017	11.938306	12.903528	8.09%	0
2016	11.868752	11.938306	0.59%	0
2015	12.081321	11.868752	-1.76%	0
2014	11.947955	12.081321	1.12%	0
2013	10.646720	11.947955	12.22%	0
2012	10.179333	10.646720	4.59%	0
2011	10.330231	10.179333	-1.46%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	10.977095	12.595532	14.74%	0
2020	12.595532	13.435380	6.67%	0
2018	11.693428	10.977095	-6.13%	0
2017	10.505921	11.693428	11.30%	0
2016	10.550340	10.505921	-0.42%	0
2015	10.833913	10.550340	-2.62%	0
2014	10.677204	10.833913	1.47%	0
2013*	10.000000	10.677204	6.77%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.387860	17.208612	11.83%	637
2019	13.216046	15.387860	16.43%	697
2018	14.063841	13.216046	-6.03%	760
2017	12.536878	14.063841	12.18%	824
2016	12.367317	12.536878	1.37%	890
2015	12.605393	12.367317	-1.89%	962
2014	12.365087	12.605393	1.94%	1,031
2013	10.463269	12.365087	18.18%	1,102
2012	9.768182	10.463269	7.12%	1,178
2011	10.135356	9.768182	-3.62%	1,265
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.202237	13.069626	16.67%	0
2020	13.069626	14.023858	7.30%	0
2018	12.027217	11.202237	-6.86%	0
2017	10.628577	12.027217	13.16%	0
2016	10.616511	10.628577	0.11%	0
2015	10.932652	10.616511	-2.89%	0
2014	10.758379	10.932652	1.62%	0
2013*	10.000000	10.758379	7.58%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	16.756085	18.864999	12.59%	0
2019	14.112908	16.756085	18.73%	0
2018	15.145083	14.112908	-6.82%	0
2017	13.266682	15.145083	14.16%	0
2016	12.977869	13.266682	2.23%	0
2015	13.261898	12.977869	-2.14%	0
2014	12.962218	13.261898	2.31%	0
2013	10.704440	12.962218	21.09%	0
2012	9.877516	10.704440	8.37%	0
2011	10.413432	9.877516	-5.15%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.639298	11.954789	12.36%	0
2020	11.954789	12.815378	7.20%	0
2018	11.204812	10.639298	-5.05%	0
2017	10.242858	11.204812	9.39%	0
2016	10.347874	10.242858	-1.01%	0
2015	10.635800	10.347874	-2.71%	0
2014	10.552146	10.635800	0.79%	0
2013*	10.000000	10.552146	5.52%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	14.881371	16.521369	11.02%	610
2019	13.022357	14.881371	14.28%	669
2018	13.681816	13.022357	-4.82%	729
2017	12.405000	13.681816	10.29%	790
2016	12.301881	12.405000	0.84%	854
2015	12.537459	12.301881	-1.88%	922
2014	12.340840	12.537459	1.59%	989
2013	10.720114	12.340840	15.12%	1,057
2012	10.111375	10.720114	6.02%	1,129
2011	10.338470	10.111375	-2.20%	1,213
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	46.074878	60.997022	32.39%	0
2019	31.515647	46.074878	46.20%	0
2018	34.009260	31.515647	-7.33%	0
2017	26.318928	34.009260	29.22%	0
2016	26.500673	26.318928	-0.69%	0
2015	27.900340	26.500673	-5.02%	0
2014	27.721194	27.900340	0.65%	0
2013	18.124424	27.721194	52.95%	0
2012	14.498117	18.124424	25.01%	0
2011	15.730977	14.498117	-7.84%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	23.907906	22.650022	-5.26%	0
2019	19.646377	23.907906	21.69%	0
2018	21.276682	19.646377	-7.66%	0
2017	20.642017	21.276682	3.07%	0
2016	20.241336	20.642017	1.98%	0
2015	19.751764	20.241336	2.48%	0
2014	15.515287	19.751764	27.31%	0
2013	15.687054	15.515287	-1.09%	0
2012	13.626436	15.687054	15.12%	0
2011	13.267746	13.626436	2.70%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	24.596964	25.745645	4.67%	0
2019	20.229036	24.596964	21.59%	0
2018	23.110556	20.229036	-12.47%	0
2017	20.777020	23.110556	11.23%	0
2016	16.482938	20.777020	26.05%	0
2015	17.850840	16.482938	-7.66%	0
2014	17.050901	17.850840	4.69%	0
2013	13.056507	17.050901	30.59%	0
2012	11.253906	13.056507	16.02%	0
2011	13.194039	11.253906	-14.70%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	22.569895	30.387476	34.64%	0
2019	18.706218	22.569895	20.65%	0
2018	19.950401	18.706218	-6.24%	0
2017	16.567733	19.950401	20.42%	0
2016	16.459590	16.567733	0.66%	0
2015	16.518907	16.459590	-0.36%	0
2014	16.625576	16.518907	-0.64%	0
2013	11.857717	16.625576	40.21%	0
2012	11.529661	11.857717	2.85%	0
2011	13.186812	11.529661	-12.57%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	22.097974	22.040614	-0.26%	0
2019	17.885798	22.097974	23.55%	0
2018	19.717271	17.885798	-9.29%	0
2017	17.920357	19.717271	10.03%	0
2016	16.485863	17.920357	8.70%	0
2015	17.543623	16.485863	-6.03%	0
2014	16.168766	17.543623	8.50%	802
2013	12.215641	16.168766	32.36%	802
2012	10.507196	12.215641	16.26%	802
2011	11.591295	10.507196	-9.35%	803

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.916304	16.457867	10.33%	0
2019	12.326474	14.916304	21.01%	0
2018	13.830021	12.326474	-10.87%	0
2017	11.939735	13.830021	15.83%	0
2016	11.151719	11.939735	7.07%	0
2015	11.517561	11.151719	-3.18%	0
2014	11.217431	11.517561	2.68%	0
2013	9.013667	11.217431	24.45%	0
2012	7.952220	9.013667	13.35%	0
2011	8.463496	7.952220	-6.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.082451	18.278153	7.00%	1,013
2019	15.143480	17.082451	12.80%	1,110
2018	16.275337	15.143480	-6.95%	1,210
2017	14.973679	16.275337	8.69%	1,312
2016	14.401864	14.973679	3.97%	1,417
2015	14.751467	14.401864	-2.37%	1,531
2014	14.422004	14.751467	2.28%	1,642
2013	13.001097	14.422004	10.93%	1,754
2012	12.153512	13.001097	6.97%	1,875
2011	12.317334	12.153512	-1.33%	2,013
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.809883	22.716807	9.16%	0
2019	17.740418	20.809883	17.30%	0
2018	19.396906	17.740418	-8.54%	0
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.777063	12.291447	4.37%	0
2019	10.993924	11.777063	7.12%	0
2018	11.449087	10.993924	-3.98%	0
2017	11.076459	11.449087	3.36%	0
2016	10.861811	11.076459	1.98%	0
2015	11.076824	10.861811	-1.94%	0
2014	10.901873	11.076824	1.60%	0
2013	10.633336	10.901873	2.53%	0
2012	10.338065	10.633336	2.86%	0
2011	10.269084	10.338065	0.67%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.691212	11.815128	10.51%	0
2020	11.815128	12.082149	2.26%	0
2018	11.584814	10.691212	-7.71%	0
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.976297	12.371724	12.71%	0
2020	12.371724	12.865208	3.99%	0
2018	11.948000	10.976297	-8.13%	0
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.082637	15.197595	7.92%	0
2019	12.229290	14.082637	15.15%	0
2018	13.259085	12.229290	-7.77%	0
2017	12.004638	13.259085	10.45%	0
2016	11.455632	12.004638	4.79%	0
2015	11.752682	11.455632	-2.53%	0
2014	11.425104	11.752682	2.87%	0
2013	10.016555	11.425104	14.06%	0
2012	9.243044	10.016555	8.37%	0
2011	9.454338	9.243044	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.746453	16.200118	9.86%	0
2019	12.376566	14.746453	19.15%	0
2018	13.716432	12.376566	-9.77%	0
2017	12.019364	13.716432	14.12%	0
2016	11.328159	12.019364	6.10%	0
2015	11.668163	11.328159	-2.91%	0
2014	11.367163	11.668163	2.65%	0
2013	9.497470	11.367163	19.69%	0
2012	8.536892	9.497470	11.25%	0
2011	8.918204	8.536892	-4.28%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.077061	13.883216	6.16%	617
2019	11.782546	13.077061	10.99%	675
2018	12.516191	11.782546	-5.86%	736
2017	11.717581	12.516191	6.82%	798
2016	11.334049	11.717581	3.38%	862
2015	11.592556	11.334049	-2.23%	931
2014	11.316972	11.592556	2.44%	999
2013	10.472433	11.316972	8.06%	1,067
2012	9.911686	10.472433	5.66%	1,141
2011	9.929340	9.911686	-0.18%	1,225

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	26.558076	29.563360	11.32%	0
2019	22.310490	26.558076	19.04%	0
2018	24.140025	22.310490	-7.58%	0
2017	20.878773	24.140025	15.62%	0
2016	21.921045	20.878773	-4.75%	0
2015	24.468030	21.921045	-10.41%	712
2014	26.422632	24.468030	-7.40%	5,092
2013	21.601649	26.422632	22.32%	10,242
2012	18.543954	21.601649	16.49%	21,478
2011	20.443172	18.543954	-9.29%	40,825
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	21.141500	23.582664	11.55%	0
2019	17.714507	21.141500	19.35%	0
2018	18.731509	17.714507	-5.43%	0
2017	17.205275	18.731509	8.87%	0
2016	17.250187	17.205275	-0.26%	0
2015	17.704886	17.250187	-2.57%	4,720
2014	16.837048	17.704886	5.15%	3,325
2013	13.924634	16.837048	20.92%	8,653
2012	12.748574	13.924634	9.23%	10,221
2011	12.623106	12.748574	0.99%	22,651
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	29.611109	35.172906	18.78%	0
2019	23.108075	29.611109	28.14%	0
2018	24.760013	23.108075	-6.67%	0
2017	20.975088	24.760013	18.04%	0
2016	20.683382	20.975088	1.41%	0
2015	21.307407	20.683382	-2.93%	822
2014	19.874369	21.307407	7.21%	425
2013	15.228551	19.874369	30.51%	4,155
2012	13.136215	15.228551	15.93%	12,395
2011	13.218202	13.136215	-0.62%	21,910
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	12.582636	13.648317	8.47%	0
2019	11.474861	12.582636	9.65%	0
2018	11.968232	11.474861	-4.12%	0
2017	11.770395	11.968232	1.68%	0
2016	11.573705	11.770395	1.70%	0
2015	11.816390	11.573705	-2.05%	1,462
2014	11.585889	11.816390	1.99%	2,421
2013	12.105635	11.585889	-4.29%	2,672
2012	11.708235	12.105635	3.39%	6,784
2011	11.161327	11.708235	4.90%	23,230

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.259338	3.864555	-38.26%	0
2019	6.188165	6.259338	1.15%	0
2018	9.613334	6.188165	-35.63%	0
2017	11.257449	9.613334	-14.60%	0
2016	8.558753	11.257449	31.53%	0
2015	11.246479	8.558753	-23.90%	950
2014	12.864271	11.246479	-12.58%	950
2013	10.300988	12.864271	24.88%	1,093
2012	10.395700	10.300988	-0.91%	1,092
2011	11.696667	10.395700	-11.12%	7,542
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.506514	11.107614	5.72%	0
2019	9.823021	10.506514	6.96%	0
2018	10.068236	9.823021	-2.44%	0
2017	9.877773	10.068236	1.93%	0
2016	9.440205	9.877773	4.64%	0
2015	9.920915	9.440205	-4.85%	0
2014	10.130624	9.920915	-2.07%	0
2013	10.186127	10.130624	-0.54%	0
2012	9.793357	10.186127	4.01%	0
2011*	10.000000	9.793357	-2.07%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	20.526665	20.696567	0.83%	0
2019	17.051723	20.526665	20.38%	0
2018	19.753495	17.051723	-13.68%	0
2017	17.485762	19.753495	12.97%	0
2016	16.724065	17.485762	4.55%	0
2015	17.468136	16.724065	-4.26%	2,829
2014	16.269412	17.468136	7.37%	4,457
2013	12.841067	16.269412	26.70%	9,047
2012	11.607746	12.841067	10.62%	13,702
2011	12.458715	11.607746	-6.83%	19,482
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	21.242167	25.037425	17.87%	0
2019	17.256401	21.242167	23.10%	0
2018	18.837189	17.256401	-8.39%	0
2017	15.474514	18.837189	21.73%	0
2016	16.325845	15.474514	-5.21%	0
2015	16.153421	16.325845	1.07%	95
2014	16.368937	16.153421	-1.32%	1,373
2013	14.045166	16.368937	16.54%	1,639
2012	12.171852	14.045166	15.39%	1,615
2011	13.435303	12.171852	-9.40%	2,610

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.425598	8.266859	-1.88%	0
2019	8.464509	8.425598	-0.46%	0
2018	8.530405	8.464509	-0.77%	0
2017	8.675391	8.530405	-1.67%	0
2016	8.863144	8.675391	-2.12%	0
2015	9.065345	8.863144	-2.23%	0
2014	9.272155	9.065345	-2.23%	355
2013	9.483679	9.272155	-2.23%	5,025
2012	9.700630	9.483679	-2.24%	7,471
2011	9.921313	9.700630	-2.22%	1,650
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	32.187469	41.075299	27.61%	0
2019	24.107964	32.187469	33.51%	0
2018	24.115462	24.107964	-0.03%	0
2017	19.072817	24.115462	26.44%	0
2016	19.274646	19.072817	-1.05%	409
2015	18.399306	19.274646	4.76%	1,480
2014	16.834430	18.399306	9.30%	3,476
2013	12.620454	16.834430	33.39%	7,874
2012	11.452101	12.620454	10.20%	19,442
2011	11.471555	11.452101	-0.17%	38,349
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	20.797331	21.554802	3.64%	0
2019	19.134316	20.797331	8.69%	0
2018	20.000192	19.134316	-4.33%	0
2017	19.178375	20.000192	4.29%	0
2016	16.885302	19.178375	13.58%	0
2015	18.475887	16.885302	-8.61%	99
2014	18.547856	18.475887	-0.39%	2,795
2013	17.171754	18.547856	8.01%	2,649
2012	14.807597	17.171754	15.97%	2,540
2011	14.390636	14.807597	2.90%	2,674
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	17.010004	17.822208	4.77%	0
2019	14.660673	17.010004	16.02%	0
2018	18.251356	14.660673	-19.67%	0
2017	15.159748	18.251356	20.39%	0
2016	15.341534	15.159748	-1.18%	0
2015	15.843274	15.341534	-3.17%	0
2014	15.977402	15.843274	-0.84%	0
2013	13.085114	15.977402	22.10%	0
2012	11.812695	13.085114	10.77%	5,274
2011	14.032778	11.812695	-15.82%	5,060

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.536185	9.707430	1.80%	0
2019	9.359860	9.536185	1.88%	0
2018	9.502301	9.359860	-1.50%	0
2017	9.586026	9.502301	-0.87%	0
2016	9.619372	9.586026	-0.35%	0
2015	9.755735	9.619372	-1.40%	0
2014	9.883915	9.755735	-1.30%	0
2013	10.166111	9.883915	-2.78%	0
2012	10.061450	10.166111	1.04%	0
2011*	10.000000	10.061450	0.61%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.137762	49.722411	45.65%	0
2019	25.317648	34.137762	34.84%	0
2018	25.918927	25.317648	-2.32%	0
2017	20.893940	25.918927	24.05%	0
2016	20.141763	20.893940	3.73%	380
2015	21.869565	20.141763	-7.90%	222
2014	20.740785	21.869565	5.44%	1,204
2013	16.329317	20.740785	27.02%	4,196
2012	14.711220	16.329317	11.00%	8,243
2011	15.133917	14.711220	-2.79%	8,926
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.800633	6.710688	-13.97%	0
2019	7.290735	7.800633	6.99%	0
2018	9.717090	7.290735	-24.97%	0
2017	9.653535	9.717090	0.66%	0
2016	7.976023	9.653535	21.03%	0
2015	10.514668	7.976023	-24.14%	1,009
2014	12.369531	10.514668	-15.00%	1,613
2013	11.738507	12.369531	5.38%	1,953
2012	11.787333	11.738507	-0.41%	3,015
2011	15.350413	11.787333	-23.21%	4,360
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	17.668553	19.983246	13.10%	2,337
2019	14.666982	17.668553	20.46%	2,340
2018	15.675280	14.666982	-6.43%	2,343
2017	13.380831	15.675280	17.15%	2,346
2016	13.060489	13.380831	2.45%	2,350
2015	13.316000	13.060489	-1.92%	2,354
2014	12.991352	13.316000	2.50%	2,357
2013	10.454079	12.991352	24.27%	2,361
2012	9.533627	10.454079	9.65%	7,140
2011	10.175141	9.533627	-6.30%	7,134

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	13.792804	15.190571	10.13%	0
2019	12.306584	13.792804	12.08%	0
2018	12.838858	12.306584	-4.15%	0
2017	11.884529	12.838858	8.03%	0
2016	11.821318	11.884529	0.53%	0
2015	12.039191	11.821318	-1.81%	0
2014	11.912380	12.039191	1.06%	0
2013	10.620441	11.912380	12.16%	0
2012	10.159424	10.620441	4.54%	8,085
2011	10.315287	10.159424	-1.51%	12,055
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	10.946912	12.554482	14.69%	0
2020	12.554482	13.384737	6.61%	0
2018	11.667273	10.946912	-6.17%	0
2017	10.487770	11.667273	11.25%	0
2016	10.537480	10.487770	-0.47%	0
2015	10.826235	10.537480	-2.67%	0
2014	10.675098	10.826235	1.42%	0
2013*	10.000000	10.675098	6.75%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.295044	17.096067	11.78%	9,019
2019	13.143040	15.295044	16.37%	9,441
2018	13.993347	13.143040	-6.08%	9,873
2017	12.480391	13.993347	12.12%	54,158
2016	12.317871	12.480391	1.32%	61,760
2015	12.561409	12.317871	-1.94%	139,823
2014	12.328241	12.561409	1.89%	161,866
2013	10.437422	12.328241	18.12%	169,954
2012	9.749046	10.437422	7.06%	176,042
2011	10.120669	9.749046	-3.67%	139,806
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.171419	13.027009	16.61%	0
2020	13.027009	13.970981	7.25%	0
2018	12.000306	11.171419	-6.91%	0
2017	10.610204	12.000306	13.10%	0
2016	10.603564	10.610204	0.06%	0
2015	10.924898	10.603564	-2.94%	0
2014	10.756254	10.924898	1.57%	0
2013*	10.000000	10.756254	7.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	16.654941	18.741538	12.53%	11,902
2019	14.034891	16.654941	18.67%	12,419
2018	15.069114	14.034891	-6.86%	12,960
2017	13.206865	15.069114	14.10%	31,339
2016	12.925941	13.206865	2.17%	32,065
2015	13.215588	12.925941	-2.19%	207,429
2014	12.923563	13.215588	2.26%	206,783
2013	10.677972	12.923563	21.03%	208,079
2012	9.858156	10.677972	8.32%	209,613
2011	10.398329	9.858156	-5.19%	208,443
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.610048	11.915841	12.31%	0
2020	11.915841	12.767103	7.14%	0
2018	11.179761	10.610048	-5.10%	0
2017	10.225167	11.179761	9.34%	0
2016	10.335259	10.225167	-1.07%	0
2015	10.628268	10.335259	-2.76%	0
2014	10.550064	10.628268	0.74%	0
2013*	10.000000	10.550064	5.50%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	14.791583	16.413293	10.96%	4,032
2019	12.950403	14.791583	14.22%	4,032
2018	13.613223	12.950403	-4.87%	4,189
2017	12.349103	13.613223	10.24%	4,363
2016	12.252692	12.349103	0.79%	4,526
2015	12.493716	12.252692	-1.93%	8,629
2014	12.304075	12.493716	1.54%	8,723
2013	10.693628	12.304075	15.06%	13,518
2012	10.091569	10.693628	5.97%	16,963
2011	10.323487	10.091569	-2.25%	16,968
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	45.703423	60.474365	32.32%	0
2019	31.277549	45.703423	46.12%	0
2018	33.769693	31.277549	-7.38%	0
2017	26.146847	33.769693	29.15%	0
2016	26.340833	26.146847	-0.74%	0
2015	27.746246	26.340833	-5.07%	1,901
2014	27.582194	27.746246	0.59%	2,202
2013	18.042751	27.582194	52.87%	2,564
2012	14.440173	18.042751	24.95%	4,895
2011	15.676111	14.440173	-7.88%	13,222

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	23.720230	22.460722	-5.31%	0
2019	19.502121	23.720230	21.63%	0
2018	21.131325	19.502121	-7.71%	0
2017	20.511444	21.131325	3.02%	0
2016	20.123540	20.511444	1.93%	185
2015	19.646864	20.123540	2.43%	696
2014	15.440774	19.646864	27.24%	1,621
2013	15.619707	15.440774	-1.15%	1,702
2012	13.574893	15.619707	15.06%	3,079
2011	13.224301	13.574893	2.65%	5,913
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	24.398593	25.524948	4.62%	0
2019	20.076171	24.398593	21.53%	0
2018	22.947722	20.076171	-12.51%	0
2017	20.641153	22.947722	11.17%	0
2016	16.383500	20.641153	25.99%	0
2015	17.752225	16.383500	-7.71%	0
2014	16.965377	17.752225	4.64%	0
2013	12.997657	16.965377	30.53%	0
2012	11.208918	12.997657	15.96%	5,043
2011	13.148003	11.208918	-14.75%	6,655
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	22.387936	30.127089	34.57%	0
2019	18.564896	22.387936	20.59%	0
2018	19.809868	18.564896	-6.28%	0
2017	16.459411	19.809868	20.36%	0
2016	16.360318	16.459411	0.61%	0
2015	16.427675	16.360318	-0.41%	1,652
2014	16.542217	16.427675	-0.69%	2,169
2013	11.804280	16.542217	40.14%	2,513
2012	11.483594	11.804280	2.79%	5,233
2011	13.140844	11.483594	-12.61%	6,026
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	21.919738	21.851666	-0.31%	0
2019	17.750611	21.919738	23.49%	0
2018	19.578319	17.750611	-9.34%	0
2017	17.803156	19.578319	9.97%	0
2016	16.386398	17.803156	8.65%	0
2015	17.446704	16.386398	-6.08%	294
2014	16.087669	17.446704	8.45%	1,888
2013	12.160580	16.087669	32.29%	4,706
2012	10.465200	12.160580	16.20%	13,652
2011	11.550869	10.465200	-9.40%	29,940

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.820034	16.343274	10.28%	0
2019	12.253180	14.820034	20.95%	0
2018	13.754860	12.253180	-10.92%	0
2017	11.880893	13.754860	15.77%	0
2016	11.102419	11.880893	7.01%	4,809
2015	11.472510	11.102419	-3.23%	4,809
2014	11.179258	11.472510	2.62%	4,809
2013	8.987584	11.179258	24.39%	4,809
2012	7.933273	8.987584	13.29%	11,512
2011	8.447649	7.933273	-6.09%	11,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.989512	18.169417	6.94%	0
2019	15.068797	16.989512	12.75%	0
2018	16.203411	15.068797	-7.00%	0
2017	14.915109	16.203411	8.64%	0
2016	14.352845	14.915109	3.92%	3,245
2015	14.708781	14.352845	-2.42%	0
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.696657	22.581661	9.11%	19,221
2019	17.652910	20.696657	17.24%	19,221
2018	19.311161	17.652910	-8.59%	19,221
2017	17.206300	19.311161	12.23%	0
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.701048	12.205865	4.31%	0
2019	10.928555	11.701048	7.07%	0
2018	11.386859	10.928555	-4.02%	0
2017	11.021873	11.386859	3.31%	0
2016	10.813794	11.021873	1.92%	0
2015	11.033499	10.813794	-1.99%	0
2014	10.864781	11.033499	1.55%	0
2013	10.602573	10.864781	2.47%	0
2012	10.313436	10.602573	2.80%	0
2011	10.249833	10.313436	0.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.660272	11.774912	10.46%	0
2020	11.774912	12.034871	2.21%	0
2018	11.557229	10.660272	-7.76%	0
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	0
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.329569	12.814835	3.94%	0
2020	10.944496	12.329569	12.66%	0
2018	11.919525	10.944496	-8.18%	0
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	0
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.991629	15.091667	7.86%	8,662
2019	12.156478	13.991629	15.10%	8,662
2018	13.186931	12.156478	-7.81%	8,662
2017	11.945397	13.186931	10.39%	28,701
2016	11.404929	11.945397	4.74%	33,889
2015	11.706643	11.404929	-2.58%	21,498
2014	11.386178	11.706643	2.81%	10,348
2013	9.987529	11.386178	14.00%	29,670
2012	9.220995	9.987529	8.31%	30,496
2011	9.436603	9.220995	-2.28%	33,555
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.651165	16.087203	9.80%	0
2019	12.302876	14.651165	19.09%	0
2018	13.641776	12.302876	-9.81%	0
2017	11.960036	13.641776	14.06%	0
2016	11.278003	11.960036	6.05%	0
2015	11.622457	11.278003	-2.96%	0
2014	11.328428	11.622457	2.60%	0
2013	9.469943	11.328428	19.63%	0
2012	8.516523	9.469943	11.19%	0
2011	8.901470	8.516523	-4.32%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.992598	13.786494	6.11%	8,171
2019	11.712432	12.992598	10.93%	8,529
2018	12.448118	11.712432	-5.91%	9,074
2017	11.659789	12.448118	6.76%	9,668
2016	11.283899	11.659789	3.33%	10,240
2015	11.547177	11.283899	-2.28%	10,859
2014	11.278436	11.547177	2.38%	15,181
2013	10.442112	11.278436	8.01%	3,794
2012	9.888050	10.442112	5.60%	3,799
2011	9.910714	9.888050	-0.23%	19,126

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	26.343768	29.309785	11.26%	0
2019	22.141783	26.343768	18.98%	0
2018	23.969822	22.141783	-7.63%	0
2017	20.742133	23.969822	15.56%	0
2016	21.788707	20.742133	-4.80%	0
2015	24.332770	21.788707	-10.46%	0
2014	26.290027	24.332770	-7.44%	0
2013	21.504235	26.290027	22.26%	0
2012	18.469799	21.504235	16.43%	160
2011	20.371837	18.469799	-9.34%	161
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	20.970979	23.380491	11.49%	0
2019	17.580626	20.970979	19.28%	0
2018	18.599519	17.580626	-5.48%	0
2017	17.092748	18.599519	8.82%	0
2016	17.146114	17.092748	-0.31%	0
2015	17.607074	17.146114	-2.62%	0
2014	16.752597	17.607074	5.10%	0
2013	13.861871	16.752597	20.85%	0
2012	12.697617	13.861871	9.17%	0
2011	12.579061	12.697617	0.94%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	29.372326	34.871434	18.72%	0
2019	22.933454	29.372326	28.08%	0
2018	24.585562	22.933454	-6.72%	0
2017	20.837923	24.585562	17.98%	0
2016	20.558604	20.837923	1.36%	0
2015	21.189700	20.558604	-2.98%	0
2014	19.774694	21.189700	7.16%	0
2013	15.159932	19.774694	30.44%	0
2012	13.083727	15.159932	15.87%	0
2011	13.172096	13.083727	-0.67%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	12.481124	13.531294	8.41%	0
2019	11.388105	12.481124	9.60%	0
2018	11.883864	11.388105	-4.17%	0
2017	11.693391	11.883864	1.63%	0
2016	11.503864	11.693391	1.65%	0
2015	11.751101	11.503864	-2.10%	0
2014	11.527755	11.751101	1.94%	0
2013	12.051054	11.527755	-4.34%	0
2012	11.661429	12.051054	3.34%	309
2011	11.122376	11.661429	4.85%	309

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.215689	3.835644	-38.29%	0
2019	6.148162	6.215689	1.10%	0
2018	9.556119	6.148162	-35.66%	0
2017	11.196154	9.556119	-14.65%	0
2016	8.516499	11.196154	31.46%	0
2015	11.196692	8.516499	-23.94%	0
2014	12.813888	11.196692	-12.62%	0
2013	10.265891	12.813888	24.82%	0
2012	10.365598	10.265891	-0.96%	0
2011	11.668755	10.365598	-11.17%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.460075	11.052865	5.67%	0
2019	9.784606	10.460075	6.90%	0
2018	10.034012	9.784606	-2.49%	0
2017	9.849217	10.034012	1.88%	0
2016	9.417704	9.849217	4.58%	0
2015	9.902331	9.417704	-4.89%	0
2014	10.116824	9.902331	-2.12%	0
2013	10.177455	10.116824	-0.60%	0
2012	9.790033	10.177455	3.96%	0
2011*	10.000000	9.790033	-2.10%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	20.361040	20.519083	0.78%	0
2019	16.922791	20.361040	20.32%	0
2018	19.614237	16.922791	-13.72%	0
2017	17.371344	19.614237	12.91%	0
2016	16.623112	17.371344	4.50%	0
2015	17.371587	16.623112	-4.31%	0
2014	16.187761	17.371587	7.31%	0
2013	12.783155	16.187761	26.63%	0
2012	11.561320	12.783155	10.57%	270
2011	12.415221	11.561320	-6.88%	271
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	21.070780	24.822712	17.81%	0
2019	17.125923	21.070780	23.03%	0
2018	18.704393	17.125923	-8.44%	0
2017	15.373259	18.704393	21.67%	0
2016	16.227296	15.373259	-5.26%	0
2015	16.064139	16.227296	1.02%	0
2014	16.286799	16.064139	-1.37%	0
2013	13.981842	16.286799	16.49%	0
2012	12.123187	13.981842	15.33%	0
2011	13.388426	12.123187	-9.45%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.356904	8.195267	-1.93%	0
2019	8.399794	8.356904	-0.51%	0
2018	8.469535	8.399794	-0.82%	0
2017	8.617879	8.469535	-1.72%	0
2016	8.808884	8.617879	-2.17%	0
2015	9.014458	8.808884	-2.28%	0
2014	9.224817	9.014458	-2.28%	0
2013	9.440094	9.224817	-2.28%	0
2012	9.661005	9.440094	-2.29%	355
2011	9.885835	9.661005	-2.27%	356
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	31.927785	40.723077	27.55%	0
2019	23.925694	31.927785	33.45%	0
2018	23.945459	23.925694	-0.08%	0
2017	18.948016	23.945459	26.37%	0
2016	19.158296	18.948016	-1.10%	0
2015	18.297603	19.158296	4.70%	0
2014	16.749943	18.297603	9.24%	0
2013	12.563543	16.749943	33.32%	0
2012	11.406315	12.563543	10.15%	0
2011	11.431525	11.406315	-0.22%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	20.629533	21.369955	3.59%	0
2019	18.989650	20.629533	8.64%	0
2018	19.859189	18.989650	-4.38%	0
2017	19.052882	19.859189	4.23%	0
2016	16.783373	19.052882	13.52%	0
2015	18.373763	16.783373	-8.66%	0
2014	18.454771	18.373763	-0.44%	0
2013	17.094315	18.454771	7.96%	0
2012	14.748379	17.094315	15.91%	0
2011	14.340396	14.748379	2.84%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	16.872730	17.669338	4.72%	0
2019	14.549811	16.872730	15.97%	0
2018	18.122687	14.549811	-19.71%	0
2017	15.060551	18.122687	20.33%	0
2016	15.248928	15.060551	-1.24%	0
2015	15.755702	15.248928	-3.22%	0
2014	15.897228	15.755702	-0.89%	0
2013	13.026107	15.897228	22.04%	0
2012	11.765453	13.026107	10.71%	0
2011	13.983811	11.765453	-15.86%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.493986	9.659527	1.74%	0
2019	9.323205	9.493986	1.83%	0
2018	9.469966	9.323205	-1.55%	0
2017	9.558284	9.469966	-0.92%	0
2016	9.596431	9.558284	-0.40%	0
2015	9.737458	9.596431	-1.45%	0
2014	9.870449	9.737458	-1.35%	0
2013	10.157443	9.870449	-2.83%	0
2012	10.058032	10.157443	0.99%	0
2011*	10.000000	10.058032	0.58%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	33.884095	49.327722	45.58%	0
2019	25.142364	33.884095	34.77%	0
2018	25.752725	25.142364	-2.37%	0
2017	20.770551	25.752725	23.99%	0
2016	20.033038	20.770551	3.68%	0
2015	21.762640	20.033038	-7.95%	0
2014	20.649948	21.762640	5.39%	0
2013	16.266104	20.649948	26.95%	0
2012	14.661786	16.266104	10.94%	0
2011	15.090753	14.661786	-2.84%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.742594	6.657352	-14.02%	0
2019	7.240196	7.742594	6.94%	0
2018	9.654690	7.240196	-25.01%	0
2017	9.596447	9.654690	0.61%	0
2016	7.932900	9.596447	20.97%	0
2015	10.463196	7.932900	-24.18%	0
2014	12.315284	10.463196	-15.04%	0
2013	11.693011	12.315284	5.32%	0
2012	11.747683	11.693011	-0.47%	0
2011	15.306609	11.747683	-23.25%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	17.561898	19.852462	13.04%	0
2019	14.585897	17.561898	20.40%	0
2018	15.596651	14.585897	-6.48%	0
2017	13.320507	15.596651	17.09%	0
2016	13.008250	13.320507	2.40%	0
2015	13.269536	13.008250	-1.97%	0
2014	12.952645	13.269536	2.45%	0
2013	10.428271	12.952645	24.21%	0
2012	9.514968	10.428271	9.60%	0
2011	10.160413	9.514968	-6.35%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	13.709526	15.091136	10.08%	0
2019	12.238538	13.709526	12.02%	0
2018	12.774450	12.238538	-4.20%	0
2017	11.830939	12.774450	7.97%	0
2016	11.774016	11.830939	0.48%	0
2015	11.997150	11.774016	-1.86%	0
2014	11.876854	11.997150	1.01%	0
2013	10.594188	11.876854	12.11%	0
2012	10.139508	10.594188	4.48%	0
2011	10.300323	10.139508	-1.56%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	10.916782	12.513523	14.63%	0
2020	12.513523	13.334253	6.56%	0
2018	11.641144	10.916782	-6.22%	0
2017	10.469618	11.641144	11.19%	0
2016	10.524615	10.469618	-0.52%	0
2015	10.818556	10.524615	-2.72%	0
2014	10.672989	10.818556	1.36%	0
2013*	10.000000	10.672989	6.73%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.202701	16.984169	11.72%	0
2019	13.070379	15.202701	16.31%	0
2018	13.923152	13.070379	-6.12%	0
2017	12.424122	13.923152	12.07%	0
2016	12.268591	12.424122	1.27%	0
2015	12.517565	12.268591	-1.99%	0
2014	12.291505	12.517565	1.84%	0
2013	10.411639	12.291505	18.06%	0
2012	9.729953	10.411639	7.01%	0
2011	10.106006	9.729953	-3.72%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	12.984503	13.918278	7.19%	0
2020	11.140664	12.984503	16.55%	0
2018	11.973432	11.140664	-6.96%	0
2017	10.591847	11.973432	13.04%	0
2016	10.590623	10.591847	0.01%	0
2015	10.917161	10.590623	-2.99%	0
2014	10.754128	10.917161	1.52%	0
2013*	10.000000	10.754128	7.54%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	16.554407	18.618892	12.47%	0
2019	13.957307	16.554407	18.61%	0
2018	14.993524	13.957307	-6.91%	0
2017	13.147319	14.993524	14.04%	0
2016	12.874244	13.147319	2.12%	0
2015	13.169476	12.874244	-2.24%	0
2014	12.885060	13.169476	2.21%	0
2013	10.651607	12.885060	20.97%	0
2012	9.838849	10.651607	8.26%	0
2011	10.383255	9.838849	-5.24%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.580830	11.876953	12.25%	0
2020	11.876953	12.718927	7.09%	0
2018	11.154717	10.580830	-5.14%	0
2017	10.207474	11.154717	9.28%	0
2016	10.322644	10.207474	-1.12%	0
2015	10.620725	10.322644	-2.81%	0
2014	10.547975	10.620725	0.69%	0
2013*	10.000000	10.547975	5.48%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	14.702258	16.305834	10.91%	0
2019	12.878780	14.702258	14.16%	0
2018	13.544905	12.878780	-4.92%	0
2017	12.293398	13.544905	10.18%	0
2016	12.203651	12.293398	0.74%	0
2015	12.450080	12.203651	-1.98%	0
2014	12.267379	12.450080	1.49%	0
2013	10.667198	12.267379	15.00%	0
2012	10.071783	10.667198	5.91%	0
2011	10.308511	10.071783	-2.30%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	45.334734	59.955866	32.25%	0
2019	31.041098	45.334734	46.05%	0
2018	33.531659	31.041098	-7.43%	0
2017	25.975779	33.531659	29.09%	0
2016	26.181849	25.975779	-0.79%	0
2015	27.592904	26.181849	-5.11%	0
2014	27.443799	27.592904	0.54%	0
2013	17.961398	27.443799	52.79%	0
2012	14.382440	17.961398	24.88%	0
2011	15.621408	14.382440	-7.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	23.533927	22.272897	-5.36%	0
2019	19.358846	23.533927	21.57%	0
2018	20.986887	19.358846	-7.76%	0
2017	20.381629	20.986887	2.97%	0
2016	20.006380	20.381629	1.88%	0
2015	19.542473	20.006380	2.37%	0
2014	15.366578	19.542473	27.18%	0
2013	15.552604	15.366578	-1.20%	0
2012	13.523498	15.552604	15.00%	0
2011	13.180954	13.523498	2.60%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	24.201682	25.305992	4.56%	0
2019	19.924329	24.201682	21.47%	0
2018	22.785893	19.924329	-12.56%	0
2017	20.506042	22.785893	11.12%	0
2016	16.284572	20.506042	25.92%	0
2015	17.654075	16.284572	-7.76%	0
2014	16.880218	17.654075	4.58%	0
2013	12.939033	16.880218	30.46%	0
2012	11.164085	12.939033	15.90%	0
2011	13.102099	11.164085	-14.79%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	22.207228	29.868634	34.50%	0
2019	18.424476	22.207228	20.53%	0
2018	19.670151	18.424476	-6.33%	0
2017	16.351664	19.670151	20.29%	0
2016	16.261517	16.351664	0.55%	0
2015	16.336834	16.261517	-0.46%	0
2014	16.459166	16.336834	-0.74%	0
2013	11.751026	16.459166	40.07%	0
2012	11.437653	11.751026	2.74%	0
2011	13.094952	11.437653	-12.66%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	21.742882	21.664285	-0.36%	0
2019	17.616399	21.742882	23.42%	0
2018	19.440290	17.616399	-9.38%	0
2017	17.686650	19.440290	9.92%	0
2016	16.287478	17.686650	8.59%	0
2015	17.350260	16.287478	-6.13%	0
2014	16.006923	17.350260	8.39%	0
2013	12.105735	16.006923	32.23%	0
2012	10.423339	12.105735	16.14%	292
2011	11.510545	10.423339	-9.45%	292

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.724235	16.229335	10.22%	0
2019	12.180211	14.724235	20.89%	0
2018	13.679997	12.180211	-10.96%	0
2017	11.822245	13.679997	15.71%	0
2016	11.053250	11.822245	6.96%	0
2015	11.427547	11.053250	-3.28%	0
2014	11.141140	11.427547	2.57%	0
2013	8.961515	11.141140	24.32%	0
2012	7.914321	8.961515	13.23%	0
2011	8.431772	7.914321	-6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.897078	18.061317	6.89%	0
2019	14.994483	16.897078	12.69%	0
2018	16.131804	14.994483	-7.05%	0
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.584043	22.447308	9.05%	0
2019	17.565843	20.584043	17.18%	0
2018	19.225801	17.565843	-8.63%	0
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.625439	12.120793	4.26%	0
2019	10.863489	11.625439	7.01%	0
2018	11.324889	10.863489	-4.07%	0
2017	10.967481	11.324889	3.26%	0
2016	10.765922	10.967481	1.87%	0
2015	10.990270	10.765922	-2.04%	0
2014	10.827761	10.990270	1.50%	0
2013	10.571851	10.827761	2.42%	0
2012	10.288834	10.571851	2.75%	0
2011	10.230618	10.288834	0.57%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.629409	11.734812	10.40%	0
2020	11.734812	11.987752	2.16%	0
2018	11.529703	10.629409	-7.81%	0
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.912834	12.287614	12.60%	0
2020	12.287614	12.764692	3.88%	0
2018	11.891147	10.912834	-8.23%	0
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.901253	14.986516	7.81%	0
2019	12.084130	13.901253	15.04%	0
2018	13.115200	12.084130	-7.86%	0
2017	11.886473	13.115200	10.34%	0
2016	11.354457	11.886473	4.69%	0
2015	11.660802	11.354457	-2.63%	0
2014	11.347389	11.660802	2.76%	0
2013	9.958592	11.347389	13.95%	0
2012	9.198989	9.958592	8.26%	620
2011	9.418886	9.198989	-2.33%	628
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.556544	15.975137	9.75%	0
2019	12.229669	14.556544	19.03%	0
2018	13.567591	12.229669	-9.86%	0
2017	11.901067	13.567591	14.00%	0
2016	11.228117	11.901067	5.99%	0
2015	11.576960	11.228117	-3.01%	0
2014	11.289864	11.576960	2.54%	0
2013	9.442537	11.289864	19.56%	0
2012	8.496222	9.442537	11.14%	0
2011	8.884786	8.496222	-4.37%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.908671	13.690446	6.06%	0
2019	11.642724	12.908671	10.87%	0
2018	12.380399	11.642724	-5.96%	0
2017	11.602279	12.380399	6.71%	0
2016	11.233968	11.602279	3.28%	0
2015	11.501958	11.233968	-2.33%	0
2014	11.240020	11.501958	2.33%	0
2013	10.411866	11.240020	7.95%	0
2012	9.864471	10.411866	5.55%	589
2011	9.892135	9.864471	-0.28%	587

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	26.131185	29.058414	11.20%	0
2019	21.974355	26.131185	18.92%	0
2018	23.800821	21.974355	-7.67%	0
2017	20.606406	23.800821	15.50%	465
2016	21.657183	20.606406	-4.85%	783
2015	24.198279	21.657183	-10.50%	3,115
2014	26.158112	24.198279	-7.49%	5,601
2013	21.407282	26.158112	22.19%	19,022
2012	18.395958	21.407282	16.37%	22,230
2011	20.300761	18.395958	-9.38%	36,165
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	20.801651	23.179839	11.43%	0
2019	17.447601	20.801651	19.22%	0
2018	18.468288	17.447601	-5.53%	0
2017	16.980817	18.468288	8.76%	0
2016	17.042533	16.980817	-0.36%	857
2015	17.509671	17.042533	-2.67%	864
2014	16.668449	17.509671	5.05%	1,376
2013	13.799313	16.668449	20.79%	10,109
2012	12.646802	13.799313	9.11%	11,332
2011	12.535130	12.646802	0.89%	12,404
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	29.135172	34.572180	18.66%	0
2019	22.759936	29.135172	28.01%	0
2018	24.412110	22.759936	-6.77%	0
2017	20.701460	24.412110	17.92%	0
2016	20.434410	20.701460	1.31%	620
2015	21.072478	20.434410	-3.03%	1,027
2014	19.675368	21.072478	7.10%	3,112
2013	15.091509	19.675368	30.37%	10,679
2012	13.031359	15.091509	15.81%	11,556
2011	13.126090	13.031359	-0.72%	20,031
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	12.380418	13.415254	8.36%	0
2019	11.302006	12.380418	9.54%	0
2018	11.800087	11.302006	-4.22%	0
2017	11.616888	11.800087	1.58%	0
2016	11.434417	11.616888	1.60%	121
2015	11.686146	11.434417	-2.15%	235
2014	11.469913	11.686146	1.89%	2,575
2013	11.996721	11.469913	-4.39%	21,750
2012	11.614808	11.996721	3.29%	22,879
2011	11.083558	11.614808	4.79%	16,290

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.172321	3.806923	-38.32%	0
2019	6.108384	6.172321	1.05%	0
2018	9.499194	6.108384	-35.70%	0
2017	11.135139	9.499194	-14.69%	0
2016	8.474423	11.135139	31.40%	0
2015	11.147089	8.474423	-23.98%	77
2014	12.763669	11.147089	-12.67%	63
2013	10.230892	12.763669	24.76%	67
2012	10.335559	10.230892	-1.01%	68
2011	11.640901	10.335559	-11.21%	149
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.413752	10.998284	5.61%	0
2019	9.746257	10.413752	6.85%	0
2018	9.999838	9.746257	-2.54%	0
2017	9.820675	9.999838	1.82%	0
2016	9.395215	9.820675	4.53%	0
2015	9.883746	9.395215	-4.94%	0
2014	10.103012	9.883746	-2.17%	0
2013	10.168770	10.103012	-0.65%	0
2012	9.786708	10.168770	3.90%	0
2011*	10.000000	9.786708	-2.13%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	20.196676	20.343021	0.72%	0
2019	16.794774	20.196676	20.26%	0
2018	19.475892	16.794774	-13.77%	0
2017	17.257617	19.475892	12.85%	0
2016	16.522718	17.257617	4.45%	157
2015	17.275509	16.522718	-4.36%	1,082
2014	16.106476	17.275509	7.26%	2,484
2013	12.725473	16.106476	26.57%	5,610
2012	11.515057	12.725473	10.51%	5,726
2011	12.371855	11.515057	-6.93%	11,256
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	20.900692	24.609740	17.75%	0
2019	16.996378	20.900692	22.97%	0
2018	18.572469	16.996378	-8.49%	0
2017	15.272614	18.572469	21.61%	397
2016	16.129316	15.272614	-5.31%	405
2015	15.975325	16.129316	0.96%	1,015
2014	16.205044	15.975325	-1.42%	1,028
2013	13.918771	16.205044	16.43%	1,530
2012	12.074693	13.918771	15.27%	1,591
2011	13.341690	12.074693	-9.50%	2,420

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.288742	8.124262	-1.98%	0
2019	8.335553	8.288742	-0.56%	0
2018	8.409089	8.335553	-0.87%	0
2017	8.560743	8.409089	-1.77%	0
2016	8.754950	8.560743	-2.22%	8,243
2015	8.963854	8.754950	-2.33%	290
2014	9.177736	8.963854	-2.33%	984
2013	9.396725	9.177736	-2.33%	3,272
2012	9.621554	9.396725	-2.34%	6,603
2011	9.850480	9.621554	-2.32%	6,369
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	31.670113	40.373757	27.48%	0
2019	23.744756	31.670113	33.38%	0
2018	23.776609	23.744756	-0.13%	0
2017	18.824007	23.776609	26.31%	316
2016	19.042630	18.824007	-1.15%	495
2015	18.196439	19.042630	4.65%	1,634
2014	16.665859	18.196439	9.18%	5,867
2013	12.506867	16.665859	33.25%	10,709
2012	11.360678	12.506867	10.09%	12,422
2011	11.391602	11.360678	-0.27%	22,442
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	20.463084	21.186686	3.54%	0
2019	18.846065	20.463084	8.58%	0
2018	19.719175	18.846065	-4.43%	0
2017	18.928206	19.719175	4.18%	525
2016	16.682056	18.928206	13.46%	522
2015	18.272195	16.682056	-8.70%	955
2014	18.362143	18.272195	-0.49%	943
2013	17.017219	18.362143	7.90%	19,962
2012	14.689403	17.017219	15.85%	20,997
2011	14.290345	14.689403	2.79%	22,926
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	16.736485	17.517682	4.67%	0
2019	14.439704	16.736485	15.91%	0
2018	17.994810	14.439704	-19.76%	0
2017	14.961910	17.994810	20.27%	0
2016	15.156784	14.961910	-1.29%	0
2015	15.668525	15.156784	-3.27%	0
2014	15.817362	15.668525	-0.94%	0
2013	12.967301	15.817362	21.98%	0
2012	11.718350	12.967301	10.66%	0
2011	13.934955	11.718350	-15.91%	165

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.451972	9.611866	1.69%	0
2019	9.286697	9.451972	1.78%	0
2018	9.437727	9.286697	-1.60%	0
2017	9.530600	9.437727	-0.97%	0
2016	9.573526	9.530600	-0.45%	0
2015	9.719191	9.573526	-1.50%	0
2014	9.856975	9.719191	-1.40%	0
2013	10.148785	9.856975	-2.88%	0
2012	10.054614	10.148785	0.94%	2,761
2011*	10.000000	10.054614	0.55%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	33.632027	48.935742	45.50%	0
2019	24.968101	33.632027	34.70%	0
2018	25.587412	24.968101	-2.42%	0
2017	20.647747	25.587412	23.92%	0
2016	19.924765	20.647747	3.63%	0
2015	21.656119	19.924765	-7.99%	433
2014	20.559393	21.656119	5.33%	452
2013	16.203059	20.559393	26.89%	4,901
2012	14.612461	16.203059	10.89%	6,151
2011	15.047670	14.612461	-2.89%	8,454
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.684976	6.604428	-14.06%	0
2019	7.189990	7.684976	6.88%	0
2018	9.592683	7.189990	-25.05%	0
2017	9.539675	9.592683	0.56%	0
2016	7.889998	9.539675	20.91%	0
2015	10.411945	7.889998	-24.22%	687
2014	12.261250	10.411945	-15.08%	581
2013	11.647669	12.261250	5.27%	976
2012	11.708129	11.647669	-0.52%	963
2011	15.262881	11.708129	-23.29%	1,131
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	17.455818	19.722458	12.99%	0
2019	14.505218	17.455818	20.34%	0
2018	15.518359	14.505218	-6.53%	0
2017	13.260407	15.518359	17.03%	0
2016	12.956167	13.260407	2.35%	0
2015	13.223182	12.956167	-2.02%	9,601
2014	12.914007	13.223182	2.39%	9,601
2013	10.402483	12.914007	24.14%	9,601
2012	9.496307	10.402483	9.54%	12,978
2011	10.145673	9.496307	-6.40%	12,983

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	13.626725	14.992310	10.02%	0
2019	12.170853	13.626725	11.96%	0
2018	12.710338	12.170853	-4.24%	3,825
2017	11.777568	12.710338	7.92%	3,825
2016	11.726888	11.777568	0.43%	3,825
2015	11.955254	11.726888	-1.91%	3,825
2014	11.841441	11.955254	0.96%	23,997
2013	10.568000	11.841441	12.05%	25,663
2012	10.119632	10.568000	4.43%	27,437
2011	10.285380	10.119632	-1.61%	29,328
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	12.472648	13.283892	6.50%	0
2020	10.886702	12.472648	14.57%	0
2018	11.615052	10.886702	-6.27%	0
2017	10.451486	11.615052	11.13%	0
2016	10.511759	10.451486	-0.57%	0
2015	10.810876	10.511759	-2.77%	0
2014	10.670882	10.810876	1.31%	0
2013*	10.000000	10.670882	6.71%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.110877	16.872946	11.66%	5,547
2019	12.998091	15.110877	16.25%	6,087
2018	13.853284	12.998091	-6.17%	6,642
2017	12.368084	13.853284	12.01%	7,215
2016	12.219484	12.368084	1.22%	7,824
2015	12.473846	12.219484	-2.04%	8,489
2014	12.254840	12.473846	1.79%	9,120
2013	10.385899	12.254840	17.99%	9,759
2012	9.710880	10.385899	6.95%	2,367
2011	10.091347	9.710880	-3.77%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.109996	12.942140	16.49%	0
2020	12.942140	13.865769	7.14%	0
2018	11.946624	11.109996	-7.00%	0
2017	10.573525	11.946624	12.99%	0
2016	10.577697	10.573525	-0.04%	0
2015	10.909414	10.577697	-3.04%	0
2014	10.752006	10.909414	1.46%	0
2013*	10.000000	10.752006	7.52%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	16.454398	18.496944	12.41%	0
2019	13.880094	16.454398	18.55%	0
2018	14.918263	13.880094	-6.96%	0
2017	13.088000	14.918263	13.98%	0
2016	12.822701	13.088000	2.07%	0
2015	13.123472	12.822701	-2.29%	0
2014	12.846628	13.123472	2.15%	0
2013	10.625270	12.846628	20.91%	0
2012	9.819555	10.625270	8.21%	0
2011	10.368197	9.819555	-5.29%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	11.838174	12.670904	7.03%	0
2020	10.551686	11.838174	12.19%	0
2018	11.129714	10.551686	-5.19%	0
2017	10.189783	11.129714	9.22%	0
2016	10.310036	10.189783	-1.17%	0
2015	10.613201	10.310036	-2.86%	0
2014	10.545894	10.613201	0.64%	0
2013*	10.000000	10.545894	5.46%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	14.613458	16.199050	10.85%	17,920
2019	12.807547	14.613458	14.10%	31,188
2018	13.476920	12.807547	-4.97%	34,029
2017	12.237936	13.476920	10.12%	37,810
2016	12.154799	12.237936	0.68%	42,804
2015	12.406601	12.154799	-2.03%	46,098
2014	12.230800	12.406601	1.44%	25,448
2013	10.640830	12.230800	14.94%	26,648
2012	10.052053	10.640830	5.86%	15,820
2011	10.293572	10.052053	-2.35%	16,974
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	44.968707	59.441381	32.18%	0
2019	30.806235	44.968707	45.97%	0
2018	33.295095	30.806235	-7.48%	0
2017	25.805676	33.295095	29.02%	0
2016	26.023688	25.805676	-0.84%	0
2015	27.440261	26.023688	-5.16%	141
2014	27.305959	27.440261	0.49%	147
2013	17.880322	27.305959	52.72%	178
2012	14.324866	17.880322	24.82%	200
2011	15.566829	14.324866	-7.98%	1,944

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	23.348966	22.086528	-5.41%	0
2019	19.216534	23.348966	21.50%	0
2018	20.843342	19.216534	-7.80%	0
2017	20.252560	20.843342	2.92%	0
2016	19.889820	20.252560	1.82%	0
2015	19.438555	19.889820	2.32%	0
2014	15.292684	19.438555	27.11%	0
2013	15.485742	15.292684	-1.25%	0
2012	13.472276	15.485742	14.95%	0
2011	13.137741	13.472276	2.55%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	24.006340	25.088889	4.51%	0
2019	19.773627	24.006340	21.41%	0
2018	22.625197	19.773627	-12.60%	0
2017	20.371822	22.625197	11.06%	0
2016	16.186231	20.371822	25.86%	0
2015	17.556456	16.186231	-7.80%	34
2014	16.795474	17.556456	4.53%	35
2013	12.880654	16.795474	30.39%	35
2012	11.119424	12.880654	15.84%	38
2011	13.056355	11.119424	-14.84%	2,390
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	22.027938	29.612337	34.43%	0
2019	18.285079	22.027938	20.47%	0
2018	19.531394	18.285079	-6.38%	0
2017	16.244605	19.531394	20.23%	0
2016	16.163286	16.244605	0.50%	0
2015	16.246453	16.163286	-0.51%	226
2014	16.376491	16.246453	-0.79%	232
2013	11.697984	16.376491	39.99%	255
2012	11.391859	11.697984	2.69%	243
2011	13.049203	11.391859	-12.70%	493
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	21.567373	21.478397	-0.41%	0
2019	17.483145	21.567373	23.36%	0
2018	19.303172	17.483145	-9.43%	0
2017	17.570861	19.303172	9.86%	0
2016	16.189106	17.570861	8.54%	0
2015	17.254308	16.189106	-6.17%	555
2014	15.926550	17.254308	8.34%	2,970
2013	12.051109	15.926550	32.16%	6,134
2012	10.381627	12.051109	16.08%	7,178
2011	11.470345	10.381627	-9.49%	15,119

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.628995	16.116102	10.17%	0
2019	12.107621	14.628995	20.82%	0
2018	13.605476	12.107621	-11.01%	0
2017	11.763854	13.605476	15.65%	0
2016	11.004282	11.763854	6.90%	0
2015	11.382744	11.004282	-3.32%	0
2014	11.103149	11.382744	2.52%	0
2013	8.935525	11.103149	24.26%	0
2012	7.895425	8.935525	13.17%	0
2011	8.415946	7.895425	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.805038	17.953746	6.84%	0
2019	14.920436	16.805038	12.63%	0
2018	16.060412	14.920436	-7.10%	0
2017	14.798571	16.060412	8.53%	0
2016	14.255240	14.798571	3.81%	0
2015	14.623721	14.255240	-2.52%	0
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.471973	22.313666	9.00%	0
2019	17.479148	20.471973	17.12%	0
2018	19.140777	17.479148	-8.68%	0
2017	17.071908	19.140777	12.12%	0
2016	16.225805	17.071908	5.21%	0
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.550317	12.036305	4.21%	0
2019	10.798804	11.550317	6.96%	0
2018	11.263263	10.798804	-4.12%	0
2017	10.913366	11.263263	3.21%	0
2016	10.718267	10.913366	1.82%	0
2015	10.947240	10.718267	-2.09%	0
2014	10.790884	10.947240	1.45%	0
2013	10.541243	10.790884	2.37%	0
2012	10.264310	10.541243	2.70%	0
2011	10.211436	10.264310	0.52%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.598617	11.694837	10.34%	0
2020	11.694837	11.940804	2.10%	0
2018	11.502218	10.598617	-7.86%	0
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.881202	12.245733	12.54%	0
2020	12.245733	12.714670	3.83%	0
2018	11.862798	10.881202	-8.27%	0
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.811412	14.882038	7.75%	2,838
2019	12.012186	13.811412	14.98%	2,838
2018	13.043831	12.012186	-7.91%	2,838
2017	11.827829	13.043831	10.28%	2,972
2016	11.304205	11.827829	4.63%	3,137
2015	11.615137	11.304205	-2.68%	3,314
2014	11.308738	11.615137	2.71%	3,488
2013	9.929757	11.308738	13.89%	11,126
2012	9.177058	9.929757	8.20%	13,036
2011	9.401228	9.177058	-2.38%	13,090
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.462447	15.863745	9.69%	0
2019	12.156834	14.462447	18.97%	0
2018	13.493724	12.156834	-9.91%	0
2017	11.842309	13.493724	13.95%	0
2016	11.178392	11.842309	5.94%	0
2015	11.531590	11.178392	-3.06%	0
2014	11.251371	11.531590	2.49%	0
2013	9.415157	11.251371	19.50%	7,589
2012	8.475943	9.415157	11.08%	7,761
2011	8.868097	8.475943	-4.42%	7,822

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.825182	13.594926	6.00%	2,817
2019	11.573347	12.825182	10.82%	2,817
2018	12.312963	11.573347	-6.01%	2,817
2017	11.544975	12.312963	6.65%	2,950
2016	11.184193	11.544975	3.23%	3,114
2015	11.456868	11.184193	-2.38%	3,289
2014	11.201686	11.456868	2.28%	3,462
2013	10.381676	11.201686	7.90%	3,638
2012	9.840917	10.381676	5.50%	5,456
2011	9.873553	9.840917	-0.33%	5,464

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	25.920160	28.808974	11.15%	0
2019	21.808061	25.920160	18.86%	0
2018	23.632880	21.808061	-7.72%	0
2017	20.471451	23.632880	15.44%	0
2016	21.526342	20.471451	-4.90%	0
2015	24.064422	21.526342	-10.55%	0
2014	26.026746	24.064422	-7.54%	1,391
2013	21.310683	26.026746	22.13%	13,145
2012	18.322353	21.310683	16.31%	16,892
2011	20.229871	18.322353	-9.43%	18,118
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	20.633722	22.980952	11.38%	0
2019	17.315609	20.633722	19.16%	0
2018	18.338012	17.315609	-5.58%	0
2017	16.869641	18.338012	8.70%	0
2016	16.939598	16.869641	-0.41%	0
2015	17.412832	16.939598	-2.72%	0
2014	16.584768	17.412832	4.99%	1,889
2013	13.737058	16.584768	20.73%	1,978
2012	12.596209	13.737058	9.06%	4,386
2011	12.491359	12.596209	0.84%	4,386
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	28.899910	34.275468	18.60%	0
2019	22.587715	28.899910	27.95%	0
2018	24.239877	22.587715	-6.82%	0
2017	20.565912	24.239877	17.86%	0
2016	20.310987	20.565912	1.26%	0
2015	20.955938	20.310987	-3.08%	0
2014	19.576580	20.955938	7.05%	1,682
2013	15.023417	19.576580	30.31%	1,762
2012	12.979226	15.023417	15.75%	2,522
2011	13.080262	12.979226	-0.77%	2,522
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	12.280437	13.300093	8.30%	0
2019	11.216469	12.280437	9.49%	0
2018	11.716811	11.216469	-4.27%	0
2017	11.540788	11.716811	1.53%	0
2016	11.365319	11.540788	1.54%	0
2015	11.621474	11.365319	-2.20%	0
2014	11.412270	11.621474	1.83%	0
2013	11.942550	11.412270	-4.44%	0
2012	11.568306	11.942550	3.24%	1,265
2011	11.044824	11.568306	4.74%	1,564

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.129207	3.778382	-38.35%	0
2019	6.068825	6.129207	0.99%	0
2018	9.442541	6.068825	-35.73%	0
2017	11.074395	9.442541	-14.74%	0
2016	8.432500	11.074395	31.33%	0
2015	11.097637	8.432500	-24.02%	0
2014	12.713568	11.097637	-12.71%	0
2013	10.195953	12.713568	24.69%	0
2012	10.305567	10.195953	-1.06%	0
2011	11.613045	10.305567	-11.26%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.367627	10.943960	5.56%	0
2019	9.708066	10.367627	6.79%	0
2018	9.965771	9.708066	-2.59%	0
2017	9.792223	9.965771	1.77%	0
2016	9.372786	9.792223	4.48%	0
2015	9.865203	9.372786	-4.99%	0
2014	10.089227	9.865203	-2.22%	0
2013	10.160102	10.089227	-0.70%	0
2012	9.783392	10.160102	3.85%	0
2011*	10.000000	9.783392	-2.17%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	20.033521	20.168340	0.67%	0
2019	16.667636	20.033521	20.19%	0
2018	19.338423	16.667636	-13.81%	0
2017	17.144567	19.338423	12.80%	0
2016	16.422871	17.144567	4.39%	0
2015	17.179911	16.422871	-4.41%	0
2014	16.025555	17.179911	7.20%	0
2013	12.668018	16.025555	26.50%	0
2012	11.468957	12.668018	10.45%	1,581
2011	12.328635	11.468957	-6.97%	1,581
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	20.731931	24.398532	17.69%	0
2019	16.867773	20.731931	22.91%	0
2018	18.441437	16.867773	-8.53%	0
2017	15.172612	18.441437	21.54%	0
2016	16.031878	15.172612	-5.36%	0
2015	15.886951	16.031878	0.91%	0
2014	16.123665	15.886951	-1.47%	0
2013	13.855973	16.123665	16.37%	0
2012	12.026380	13.855973	15.21%	0
2011	13.295107	12.026380	-9.54%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.221082	8.053829	-2.03%	0
2019	8.271740	8.221082	-0.61%	0
2018	8.349014	8.271740	-0.93%	0
2017	8.503940	8.349014	-1.82%	0
2016	8.701294	8.503940	-2.27%	0
2015	8.913475	8.701294	-2.38%	0
2014	9.130830	8.913475	-2.38%	0
2013	9.353485	9.130830	-2.38%	0
2012	9.582208	9.353485	-2.39%	0
2011	9.815224	9.582208	-2.37%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	31.414341	40.027207	27.42%	0
2019	23.565047	31.414341	33.31%	0
2018	23.608825	23.565047	-0.19%	0
2017	18.700710	23.608825	26.25%	0
2016	18.927574	18.700710	-1.20%	0
2015	18.095762	18.927574	4.60%	0
2014	16.582145	18.095762	9.13%	1,978
2013	12.450412	16.582145	33.19%	2,072
2012	11.315211	12.450412	10.03%	5,507
2011	11.351817	11.315211	-0.32%	5,507
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	20.297894	21.004890	3.48%	0
2019	18.703506	20.297894	8.52%	0
2018	19.580087	18.703506	-4.48%	0
2017	18.804298	19.580087	4.13%	0
2016	16.581304	18.804298	13.41%	0
2015	18.171154	16.581304	-8.75%	0
2014	18.269967	18.171154	-0.54%	0
2013	16.940469	18.269967	7.85%	0
2012	14.630651	16.940469	15.79%	0
2011	14.240459	14.630651	2.74%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	16.601362	17.367353	4.61%	0
2019	14.330461	16.601362	15.85%	0
2018	17.867884	14.330461	-19.80%	0
2017	14.863966	17.867884	20.21%	0
2016	15.065255	14.863966	-1.34%	0
2015	15.581880	15.065255	-3.32%	0
2014	15.737959	15.581880	-0.99%	0
2013	12.908808	15.737959	21.92%	0
2012	11.671475	12.908808	10.60%	0
2011	13.886324	11.671475	-15.95%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.410114	9.564398	1.64%	0
2019	9.250307	9.410114	1.73%	0
2018	9.405595	9.250307	-1.65%	0
2017	9.503008	9.405595	-1.03%	0
2016	9.550684	9.503008	-0.50%	0
2015	9.700957	9.550684	-1.55%	0
2014	9.843526	9.700957	-1.45%	0
2013	10.140136	9.843526	-2.93%	0
2012	10.051202	10.140136	0.88%	0
2011*	10.000000	10.051202	0.51%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	33.381850	48.546898	45.43%	0
2019	24.795070	33.381850	34.63%	0
2018	25.423186	24.795070	-2.47%	0
2017	20.525691	25.423186	23.86%	0
2016	19.817105	20.525691	3.58%	0
2015	21.550138	19.817105	-8.04%	0
2014	20.469250	21.550138	5.28%	0
2013	16.140278	20.469250	26.82%	0
2012	14.563312	16.140278	10.83%	0
2011	15.004736	14.563312	-2.94%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.627758	6.551886	-14.10%	0
2019	7.140109	7.627758	6.83%	0
2018	9.531062	7.140109	-25.09%	0
2017	9.483226	9.531062	0.50%	0
2016	7.847320	9.483226	20.85%	0
2015	10.360934	7.847320	-24.26%	0
2014	12.207447	10.360934	-15.13%	0
2013	11.602505	12.207447	5.21%	0
2012	11.668733	11.602505	-0.57%	0
2011	15.219299	11.668733	-23.33%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	17.350279	19.593169	12.93%	0
2019	14.424896	17.350279	20.28%	0
2018	15.440389	14.424896	-6.58%	0
2017	13.200518	15.440389	16.97%	0
2016	12.904248	13.200518	2.30%	0
2015	13.176929	12.904248	-2.07%	0
2014	12.875435	13.176929	2.34%	0
2013	10.376716	12.875435	24.08%	0
2012	9.477645	10.376716	9.49%	0
2011	10.130917	9.477645	-6.45%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	13.544415	14.894127	9.97%	0
2019	12.103530	13.544415	11.90%	0
2018	12.646540	12.103530	-4.29%	0
2017	11.724437	12.646540	7.86%	0
2016	11.679938	11.724437	0.38%	0
2015	11.913486	11.679938	-1.96%	0
2014	11.806112	11.913486	0.91%	0
2013	10.541873	11.806112	11.99%	0
2012	10.099790	10.541873	4.38%	0
2011	10.270459	10.099790	-1.66%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	10.856723	12.431946	14.51%	0
2020	12.431946	13.233775	6.45%	0
2018	11.589037	10.856723	-6.32%	0
2017	10.433395	11.589037	11.08%	0
2016	10.498917	10.433395	-0.62%	0
2015	10.803203	10.498917	-2.82%	0
2014	10.668771	10.803203	1.26%	0
2013*	10.000000	10.668771	6.69%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	15.019545	16.762385	11.60%	2,306
2019	12.926140	15.019545	16.20%	2,310
2018	13.783698	12.926140	-6.22%	2,313
2017	12.312245	13.783698	11.95%	2,317
2016	12.170531	12.312245	1.16%	2,320
2015	12.430231	12.170531	-2.09%	2,324
2014	12.218256	12.430231	1.73%	20,929
2013	10.360200	12.218256	17.93%	0
2012	9.691821	10.360200	6.90%	0
2011	10.076693	9.691821	-3.82%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	12.899864	13.813410	7.08%	0
2020	11.079378	12.899864	16.43%	0
2018	11.919832	11.079378	-7.05%	0
2017	10.555199	11.919832	12.93%	0
2016	10.564759	10.555199	-0.09%	0
2015	10.901663	10.564759	-3.09%	0
2014	10.749876	10.901663	1.41%	0
2013*	10.000000	10.749876	7.50%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	16.354962	18.375752	12.36%	0
2019	13.803275	16.354962	18.49%	0
2018	14.843333	13.803275	-7.01%	0
2017	13.028913	14.843333	13.93%	5,869
2016	12.771323	13.028913	2.02%	5,869
2015	13.077582	12.771323	-2.34%	5,869
2014	12.808265	13.077582	2.10%	5,869
2013	10.598962	12.808265	20.84%	5,869
2012	9.800278	10.598962	8.15%	5,869
2011	10.353131	9.800278	-5.34%	5,869
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.522617	11.799520	12.13%	0
2020	11.799520	12.623078	6.98%	0
2018	11.104782	10.522617	-5.24%	0
2017	10.172153	11.104782	9.17%	0
2016	10.297449	10.172153	-1.22%	0
2015	10.605660	10.297449	-2.91%	0
2014	10.543806	10.605660	0.59%	0
2013*	10.000000	10.543806	5.44%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	14.525167	16.092940	10.79%	14,767
2019	12.736686	14.525167	14.04%	16,577
2018	13.409264	12.736686	-5.02%	31,794
2017	12.182718	13.409264	10.07%	32,026
2016	12.106140	12.182718	0.63%	38,272
2015	12.363255	12.106140	-2.08%	38,511
2014	12.194304	12.363255	1.39%	38,750
2013	10.614511	12.194304	14.88%	34,760
2012	10.032334	10.614511	5.80%	34,978
2011	10.278632	10.032334	-2.40%	5,926
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	44.605569	58.931220	32.12%	0
2019	30.573109	44.605569	45.90%	0
2018	33.060170	30.573109	-7.52%	0
2017	25.636675	33.060170	28.96%	0
2016	25.866466	25.636675	-0.89%	0
2015	27.288457	25.866466	-5.21%	0
2014	27.168809	27.288457	0.44%	0
2013	17.799622	27.168809	52.64%	0
2012	14.267532	17.799622	24.76%	0
2011	15.512459	14.267532	-8.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	23.165310	21.901571	-5.46%	0
2019	19.075146	23.165310	21.44%	0
2018	20.700642	19.075146	-7.85%	0
2017	20.124184	20.700642	2.86%	0
2016	19.773831	20.124184	1.77%	0
2015	19.335092	19.773831	2.27%	0
2014	15.219075	19.335092	27.05%	0
2013	15.419109	15.219075	-1.30%	0
2012	13.421191	15.419109	14.89%	0
2011	13.094614	13.421191	2.49%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	23.812415	24.873483	4.46%	0
2019	19.623942	23.812415	21.34%	0
2018	22.465517	19.623942	-12.65%	0
2017	20.238386	22.465517	11.00%	0
2016	16.088423	20.238386	25.79%	0
2015	17.459314	16.088423	-7.85%	0
2014	16.711099	17.459314	4.48%	0
2013	12.822506	16.711099	30.33%	0
2012	11.074900	12.822506	15.78%	0
2011	13.010740	11.074900	-14.88%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	21.849982	29.358088	34.36%	0
2019	18.146658	21.849982	20.41%	0
2018	19.393538	18.146658	-6.43%	0
2017	16.138170	19.393538	20.17%	0
2016	16.065587	16.138170	0.45%	0
2015	16.156538	16.065587	-0.56%	0
2014	16.294208	16.156538	-0.84%	0
2013	11.645164	16.294208	39.92%	0
2012	11.346261	11.645164	2.63%	0
2011	13.003619	11.346261	-12.75%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	21.393212	21.294048	-0.46%	0
2019	17.350844	21.393212	23.30%	0
2018	19.166969	17.350844	-9.48%	0
2017	17.455788	19.166969	9.80%	0
2016	16.091292	17.455788	8.48%	0
2015	17.158845	16.091292	-6.22%	0
2014	15.846549	17.158845	8.28%	0
2013	11.996712	15.846549	32.09%	0
2012	10.340077	11.996712	16.02%	2,702
2011	11.430275	10.340077	-9.54%	4,901

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.534424	16.003723	10.11%	0
2019	12.035507	14.534424	20.76%	0
2018	13.531413	12.035507	-11.06%	0
2017	11.705802	13.531413	15.60%	0
2016	10.955565	11.705802	6.85%	0
2015	11.338162	10.955565	-3.37%	0
2014	11.065325	11.338162	2.47%	0
2013	8.909648	11.065325	24.19%	0
2012	7.876599	8.909648	13.12%	0
2011	8.400169	7.876599	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.713508	17.846819	6.78%	0
2019	14.846773	16.713508	12.57%	0
2018	15.989357	14.846773	-7.15%	0
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.360462	22.180775	8.94%	0
2019	17.392840	20.360462	17.06%	0
2018	19.056073	17.392840	-8.73%	0
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.475599	11.952320	4.15%	0
2019	10.734454	11.475599	6.90%	0
2018	11.201903	10.734454	-4.17%	0
2017	10.859476	11.201903	3.15%	0
2016	10.670788	10.859476	1.77%	0
2015	10.904321	10.670788	-2.14%	0
2014	10.754082	10.904321	1.40%	0
2013	10.510677	10.754082	2.32%	0
2012	10.239802	10.510677	2.65%	0
2011	10.192271	10.239802	0.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.654945	11.893979	2.05%	0
2020	10.567878	11.654945	10.29%	0
2018	11.474777	10.567878	-7.90%	0
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.849645	12.203968	12.48%	0
2020	12.203968	12.664822	3.78%	0
2018	11.834486	10.849645	-8.32%	0
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.722104	14.778256	7.70%	0
2019	11.940621	13.722104	14.92%	0
2018	12.972797	11.940621	-7.96%	0
2017	11.769414	12.972797	10.22%	0
2016	11.254116	11.769414	4.58%	0
2015	11.569598	11.254116	-2.73%	0
2014	11.270165	11.569598	2.66%	0
2013	9.900948	11.270165	13.83%	0
2012	9.155137	9.900948	8.15%	0
2011	9.383569	9.155137	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.368828	15.752990	9.63%	0
2019	12.084331	14.368828	18.90%	0
2018	13.420172	12.084331	-9.95%	0
2017	11.783779	13.420172	13.89%	0
2016	11.128822	11.783779	5.89%	0
2015	11.486337	11.128822	-3.11%	0
2014	11.212966	11.486337	2.44%	0
2013	9.387831	11.212966	19.44%	0
2012	8.455685	9.387831	11.02%	0
2011	8.851437	8.455685	-4.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.742301	13.500169	5.95%	0
2019	11.504445	12.742301	10.76%	0
2018	12.245962	11.504445	-6.06%	0
2017	11.488005	12.245962	6.60%	0
2016	11.134679	11.488005	3.17%	0
2015	11.411988	11.134679	-2.43%	0
2014	11.163524	11.411988	2.23%	0
2013	10.351606	11.163524	7.84%	0
2012	9.817444	10.351606	5.44%	0
2011	9.855043	9.817444	-0.38%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	25.710761	28.561613	11.09%	0
2019	21.642973	25.710761	18.79%	0
2018	23.466060	21.642973	-7.77%	0
2017	20.337327	23.466060	15.38%	0
2016	21.396235	20.337327	-4.95%	0
2015	23.931231	21.396235	-10.59%	0
2014	25.895974	23.931231	-7.59%	0
2013	21.214455	25.895974	22.07%	0
2012	18.248998	21.214455	16.25%	0
2011	20.159192	18.248998	-9.48%	2,119
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	20.466971	22.783561	11.32%	0
2019	17.184478	20.466971	19.10%	0
2018	18.208524	17.184478	-5.62%	0
2017	16.759078	18.208524	8.65%	0
2016	16.837186	16.759078	-0.46%	0
2015	17.316434	16.837186	-2.77%	0
2014	16.501404	17.316434	4.94%	0
2013	13.675022	16.501404	20.67%	0
2012	12.545772	13.675022	9.00%	3,465
2011	12.447697	12.545772	0.79%	4,126
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	28.666366	33.981061	18.54%	0
2019	22.416662	28.666366	27.88%	0
2018	24.068716	22.416662	-6.86%	0
2017	20.431125	24.068716	17.80%	0
2016	20.188181	20.431125	1.20%	0
2015	20.839911	20.188181	-3.13%	0
2014	19.478170	20.839911	6.99%	0
2013	14.955557	19.478170	30.24%	0
2012	12.927225	14.955557	15.69%	1,679
2011	13.034521	12.927225	-0.82%	6,803
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	12.181170	13.185836	8.25%	0
2019	11.131505	12.181170	9.43%	0
2018	11.634055	11.131505	-4.32%	0
2017	11.465139	11.634055	1.47%	0
2016	11.296603	11.465139	1.49%	0
2015	11.557131	11.296603	-2.25%	0
2014	11.354907	11.557131	1.78%	0
2013	11.888616	11.354907	-4.49%	0
2012	11.521975	11.888616	3.18%	632
2011	11.006211	11.521975	4.69%	2,241

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.086393	3.750065	-38.39%	0
2019	6.029518	6.086393	0.94%	0
2018	9.386222	6.029518	-35.76%	0
2017	11.013981	9.386222	-14.78%	0
2016	8.390793	11.013981	31.26%	0
2015	11.048425	8.390793	-24.05%	0
2014	12.663683	11.048425	-12.76%	0
2013	10.161155	12.663683	24.63%	0
2012	10.275667	10.161155	-1.11%	0
2011	11.585284	10.275667	-11.30%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.321689	10.889895	5.50%	0
2019	9.669995	10.321689	6.74%	0
2018	9.931807	9.669995	-2.64%	0
2017	9.763842	9.931807	1.72%	0
2016	9.350400	9.763842	4.42%	0
2015	9.846693	9.350400	-5.04%	0
2014	10.075465	9.846693	-2.27%	0
2013	10.151436	10.075465	-0.75%	0
2012	9.780064	10.151436	3.80%	0
2011*	10.000000	9.780064	-2.20%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	19.871635	19.995112	0.62%	0
2019	16.541429	19.871635	20.13%	0
2018	19.201887	16.541429	-13.86%	0
2017	17.032207	19.201887	12.74%	0
2016	16.323589	17.032207	4.34%	0
2015	17.084808	16.323589	-4.46%	0
2014	15.945012	17.084808	7.15%	0
2013	12.610805	15.945012	26.44%	0
2012	11.423020	12.610805	10.40%	2,191
2011	12.285538	11.423020	-7.02%	1,588
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	20.564348	24.188910	17.63%	0
2019	16.739996	20.564348	22.85%	0
2018	18.311178	16.739996	-8.58%	0
2017	15.073142	18.311178	21.48%	0
2016	15.934913	15.073142	-5.41%	0
2015	15.798949	15.934913	0.86%	0
2014	16.042573	15.798949	-1.52%	0
2013	13.793339	16.042573	16.31%	0
2012	11.978163	13.793339	15.15%	0
2011	13.248577	11.978163	-9.59%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.153974	7.983987	-2.08%	0
2019	8.208422	8.153974	-0.66%	0
2018	8.289376	8.208422	-0.98%	0
2017	8.447502	8.289376	-1.87%	0
2016	8.647964	8.447502	-2.32%	0
2015	8.863389	8.647964	-2.43%	0
2014	9.084174	8.863389	-2.43%	0
2013	9.310460	9.084174	-2.43%	0
2012	9.543028	9.310460	-2.44%	0
2011	9.780082	9.543028	-2.42%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	31.160499	39.683446	27.35%	0
2019	23.386609	31.160499	33.24%	0
2018	23.442125	23.386609	-0.24%	0
2017	18.578147	23.442125	26.18%	0
2016	18.813127	18.578147	-1.25%	0
2015	17.995570	18.813127	4.54%	0
2014	16.498780	17.995570	9.07%	0
2013	12.394162	16.498780	33.12%	0
2012	11.269860	12.394162	9.98%	654
2011	11.312102	11.269860	-0.37%	6,423
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	20.133890	20.824504	3.43%	0
2019	18.561889	20.133890	8.47%	0
2018	19.441850	18.561889	-4.53%	0
2017	18.681078	19.441850	4.07%	0
2016	16.481076	18.681078	13.35%	0
2015	18.070571	16.481076	-8.80%	0
2014	18.178147	18.070571	-0.59%	0
2013	16.863964	18.178147	7.79%	0
2012	14.572060	16.863964	15.73%	0
2011	14.190681	14.572060	2.69%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	16.467176	17.218158	4.56%	0
2019	14.221920	16.467176	15.79%	0
2018	17.741703	14.221920	-19.84%	0
2017	14.766542	17.741703	20.15%	0
2016	14.974166	14.766542	-1.39%	0
2015	15.495614	14.974166	-3.37%	0
2014	15.658841	15.495614	-1.04%	0
2013	12.850491	15.658841	21.85%	0
2012	11.624719	12.850491	10.54%	0
2011	13.837778	11.624719	-15.99%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.368432	9.517158	1.59%	0
2019	9.214057	9.368432	1.68%	0
2018	9.373564	9.214057	-1.70%	0
2017	9.475477	9.373564	-1.08%	0
2016	9.527884	9.475477	-0.55%	0
2015	9.682766	9.527884	-1.60%	0
2014	9.830106	9.682766	-1.50%	0
2013	10.131492	9.830106	-2.97%	0
2012	10.047796	10.131492	0.83%	0
2011*	10.000000	10.047796	0.48%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	33.133253	48.160695	45.35%	0
2019	24.623028	33.133253	34.56%	0
2018	25.259797	24.623028	-2.52%	0
2017	20.404198	25.259797	23.80%	0
2016	19.709875	20.404198	3.52%	0
2015	21.444529	19.709875	-8.09%	0
2014	20.379382	21.444529	5.23%	0
2013	16.077648	20.379382	26.76%	0
2012	14.514249	16.077648	10.77%	1,157
2011	14.961832	14.514249	-2.99%	1,304
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.570934	6.499744	-14.15%	0
2019	7.090541	7.570934	6.78%	0
2018	9.469774	7.090541	-25.12%	0
2017	9.427071	9.469774	0.45%	0
2016	7.804844	9.427071	20.78%	0
2015	10.310146	7.804844	-24.30%	0
2014	12.153834	10.310146	-15.17%	0
2013	11.557471	12.153834	5.16%	0
2012	11.629413	11.557471	-0.62%	0
2011	15.175800	11.629413	-23.37%	713
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	17.245440	19.464799	12.87%	0
2019	14.345086	17.245440	20.22%	0
2018	15.362880	14.345086	-6.63%	0
2017	13.140953	15.362880	16.91%	0
2016	12.852575	13.140953	2.24%	0
2015	13.130903	12.852575	-2.12%	0
2014	12.837030	13.130903	2.29%	0
2013	10.351057	12.837030	24.02%	0
2012	9.459067	10.351057	9.43%	0
2011	10.116220	9.459067	-6.50%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	13.462462	14.796425	9.91%	0
2019	12.036460	13.462462	11.85%	0
2018	12.582952	12.036460	-4.34%	0
2017	11.671446	12.582952	7.81%	0
2016	11.633103	11.671446	0.33%	0
2015	11.871803	11.633103	-2.01%	0
2014	11.770840	11.871803	0.86%	0
2013	10.515760	11.770840	11.94%	0
2012	10.079955	10.515760	4.32%	0
2011	10.255535	10.079955	-1.71%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	10.826814	12.391345	14.45%	0
2020	12.391345	13.183801	6.40%	0
2018	11.563059	10.826814	-6.37%	0
2017	10.415331	11.563059	11.02%	0
2016	10.486095	10.415331	-0.67%	0
2015	10.795535	10.486095	-2.87%	0
2014	10.666660	10.795535	1.21%	0
2013*	10.000000	10.666660	6.67%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	14.928721	16.652477	11.55%	0
2019	12.854554	14.928721	16.14%	0
2018	13.714432	12.854554	-6.27%	8,484
2017	12.256625	13.714432	11.89%	9,217
2016	12.121745	12.256625	1.11%	9,991
2015	12.386755	12.121745	-2.14%	10,837
2014	12.181764	12.386755	1.68%	11,646
2013	10.334543	12.181764	17.87%	0
2012	9.672792	10.334543	6.84%	0
2011	10.062062	9.672792	-3.87%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.048830	12.857707	16.37%	0
2020	12.857707	13.761201	7.03%	0
2018	11.893106	11.048830	-7.10%	0
2017	10.536922	11.893106	12.87%	0
2016	10.551864	10.536922	-0.14%	0
2015	10.893935	10.551864	-3.14%	0
2014	10.747749	10.893935	1.36%	0
2013*	10.000000	10.747749	7.48%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	16.256070	18.255281	12.30%	0
2019	13.726849	16.256070	18.43%	0
2018	14.768776	13.726849	-7.05%	0
2017	12.970102	14.768776	13.87%	0
2016	12.720177	12.970102	1.96%	0
2015	13.031884	12.720177	-2.39%	0
2014	12.770047	13.031884	2.05%	0
2013	10.572745	12.770047	20.78%	0
2012	9.781060	10.572745	8.09%	0
2011	10.338107	9.781060	-5.39%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.493635	11.760986	12.08%	0
2020	11.760986	12.575412	6.92%	0
2018	11.079902	10.493635	-5.29%	0
2017	10.154542	11.079902	9.11%	0
2016	10.284871	10.154542	-1.27%	0
2015	10.598135	10.284871	-2.96%	0
2014	10.541723	10.598135	0.54%	0
2013*	10.000000	10.541723	5.42%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	14.437328	15.987429	10.74%	0
2019	12.666156	14.437328	13.98%	0
2018	13.341891	12.666156	-5.06%	0
2017	12.127703	13.341891	10.01%	0
2016	12.057624	12.127703	0.58%	0
2015	12.320029	12.057624	-2.13%	0
2014	12.157895	12.320029	1.33%	0
2013	10.588243	12.157895	14.82%	0
2012	10.012643	10.588243	5.75%	0
2011	10.263697	10.012643	-2.45%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	44.245241	58.425253	32.05%	0
2019	30.341666	44.245241	45.82%	0
2018	32.826813	30.341666	-7.57%	0
2017	25.468712	32.826813	28.89%	0
2016	25.710131	25.468712	-0.94%	0
2015	27.137437	25.710131	-5.26%	0
2014	27.032309	27.137437	0.39%	0
2013	17.719250	27.032309	52.56%	0
2012	14.210403	17.719250	24.69%	905
2011	15.458243	14.210403	-8.07%	8,300

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	22.983071	21.718127	-5.50%	0
2019	18.934785	22.983071	21.38%	0
2018	20.558916	18.934785	-7.90%	0
2017	19.996610	20.558916	2.81%	0
2016	19.658514	19.996610	1.72%	0
2015	19.232181	19.658514	2.22%	0
2014	15.145818	19.232181	26.98%	0
2013	15.352745	15.145818	-1.35%	0
2012	13.370296	15.352745	14.83%	283
2011	13.051625	13.370296	2.44%	453
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	23.619978	24.659821	4.40%	0
2019	19.475330	23.619978	21.28%	0
2018	22.306874	19.475330	-12.69%	0
2017	20.105737	22.306874	10.95%	0
2016	15.991135	20.105737	25.73%	0
2015	17.362630	15.991135	-7.90%	0
2014	16.627077	17.362630	4.42%	0
2013	12.764574	16.627077	30.26%	0
2012	11.030526	12.764574	15.72%	442
2011	12.965253	11.030526	-14.92%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	21.673426	29.105944	34.29%	0
2019	18.009253	21.673426	20.35%	0
2018	19.256620	18.009253	-6.48%	0
2017	16.032421	19.256620	20.11%	0
2016	15.968472	16.032421	0.40%	0
2015	16.067103	15.968472	-0.61%	0
2014	16.212317	16.067103	-0.90%	0
2013	11.592570	16.212317	39.85%	0
2012	11.300811	11.592570	2.58%	0
2011	12.958155	11.300811	-12.79%	8,687
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	21.220312	21.111126	-0.51%	0
2019	17.219438	21.220312	23.23%	0
2018	19.031622	17.219438	-9.52%	0
2017	17.341375	19.031622	9.75%	0
2016	15.994005	17.341375	8.42%	0
2015	17.063843	15.994005	-6.27%	0
2014	15.766889	17.063843	8.23%	0
2013	11.942527	15.766889	32.02%	0
2012	10.298651	11.942527	15.96%	561
2011	11.390305	10.298651	-9.58%	2,965

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.440350	15.892000	10.05%	0
2019	11.963727	14.440350	20.70%	0
2018	13.457646	11.963727	-11.10%	0
2017	11.647926	13.457646	15.54%	0
2016	10.906975	11.647926	6.79%	0
2015	11.293660	10.906975	-3.42%	0
2014	11.027546	11.293660	2.41%	0
2013	8.883776	11.027546	24.13%	0
2012	7.857764	8.883776	13.06%	0
2011	8.384372	7.857764	-6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.622414	17.740459	6.73%	0
2019	14.773414	16.622414	12.52%	0
2018	15.918548	14.773414	-7.19%	0
2017	14.682845	15.918548	8.42%	0
2016	14.158225	14.682845	3.71%	0
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.249512	22.048601	8.88%	0
2019	17.306928	20.249512	17.00%	0
2018	18.971726	17.306928	-8.78%	0
2017	16.938406	18.971726	12.00%	0
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.401384	11.868943	4.10%	0
2019	10.670495	11.401384	6.85%	0
2018	11.140903	10.670495	-4.22%	0
2017	10.805846	11.140903	3.10%	0
2016	10.623514	10.805846	1.72%	0
2015	10.861568	10.623514	-2.19%	0
2014	10.717408	10.861568	1.35%	0
2013	10.480201	10.717408	2.26%	0
2012	10.215362	10.480201	2.59%	0
2011	10.173129	10.215362	0.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.537230	11.615201	10.23%	0
2020	11.615201	11.847344	2.00%	0
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.818210	12.162371	12.42%	0
2020	12.162371	12.615189	3.72%	0
2018	11.806272	10.818210	-8.37%	0
2017	10.346753	11.806272	14.11%	0
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.633274	14.675060	7.64%	0
2019	11.869401	13.633274	14.86%	0
2018	12.902087	11.869401	-8.00%	0
2017	11.711252	12.902087	10.17%	0
2016	11.204231	11.711252	4.53%	0
2015	11.524217	11.204231	-2.78%	0
2014	11.231728	11.524217	2.60%	0
2013	9.872238	11.231728	13.77%	12,518
2012	9.133271	9.872238	8.09%	12,518
2011	9.365953	9.133271	-2.48%	12,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.275943	15.643133	9.58%	0
2019	12.012357	14.275943	18.84%	0
2018	13.347120	12.012357	-10.00%	0
2017	11.725616	13.347120	13.83%	0
2016	11.079544	11.725616	5.83%	0
2015	11.441328	11.079544	-3.16%	6,643
2014	11.174742	11.441328	2.39%	6,643
2013	9.360619	11.174742	19.38%	6,643
2012	8.435497	9.360619	10.97%	6,643
2011	8.834814	8.435497	-4.52%	6,643

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.659850	13.405944	5.89%	0
2019	11.435860	12.659850	10.70%	0
2018	12.179226	11.435860	-6.10%	0
2017	11.431248	12.179226	6.54%	0
2016	11.085336	11.431248	3.12%	0
2015	11.367227	11.085336	-2.48%	0
2014	11.125435	11.367227	2.17%	0
2013	10.321565	11.125435	7.79%	0
2012	9.793992	10.321565	5.39%	0
2011	9.836525	9.793992	-0.43%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	25.502907	28.316184	11.03%	0
2019	21.479012	25.502907	18.73%	0
2018	23.300312	21.479012	-7.82%	0
2017	20.203999	23.300312	15.33%	1,772
2016	21.266837	20.203999	-5.00%	1,697
2015	23.798717	21.266837	-10.64%	1,638
2014	25.765802	23.798717	-7.63%	6,384
2013	21.118638	25.765802	22.01%	6,713
2012	18.175895	21.118638	16.19%	7,595
2011	20.088722	18.175895	-9.52%	16,387
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	20.301570	22.587856	11.26%	0
2019	17.054337	20.301570	19.04%	0
2018	18.079957	17.054337	-5.67%	0
2017	16.649249	18.079957	8.59%	215
2016	16.735407	16.649249	-0.51%	216
2015	17.220580	16.735407	-2.82%	227
2014	16.418473	17.220580	4.89%	296
2013	13.613251	16.418473	20.61%	465
2012	12.495514	13.613251	8.95%	1,756
2011	12.404186	12.495514	0.74%	1,869
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	28.434594	33.689049	18.48%	0
2019	22.246825	28.434594	27.81%	0
2018	23.898683	22.246825	-6.91%	0
2017	20.297154	23.898683	17.74%	0
2016	20.066059	20.297154	1.15%	0
2015	20.724473	20.066059	-3.18%	0
2014	19.380210	20.724473	6.94%	6,757
2013	14.887963	19.380210	30.17%	6,869
2012	12.875420	14.887963	15.63%	7,307
2011	12.988932	12.875420	-0.87%	7,335
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	12.082793	13.072633	8.19%	0
2019	11.047264	12.082793	9.37%	0
2018	11.551951	11.047264	-4.37%	0
2017	11.390037	11.551951	1.42%	0
2016	11.228340	11.390037	1.44%	0
2015	11.493182	11.228340	-2.30%	0
2014	11.297872	11.493182	1.73%	4,176
2013	11.834958	11.297872	-4.54%	4,534
2012	11.475861	11.834958	3.13%	5,985
2011	10.967773	11.475861	4.63%	12,318

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.043882	3.721956	-38.42%	0
2019	5.990465	6.043882	0.89%	0
2018	9.330256	5.990465	-35.80%	0
2017	10.953906	9.330256	-14.82%	0
2016	8.349285	10.953906	31.20%	0
2015	10.999434	8.349285	-24.09%	0
2014	12.614016	10.999434	-12.80%	2,008
2013	10.126480	12.614016	24.56%	2,008
2012	10.245853	10.126480	-1.17%	2,008
2011	11.557578	10.245853	-11.35%	2,008
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.275967	10.836096	5.45%	0
2019	9.632101	10.275967	6.68%	0
2018	9.897981	9.632101	-2.69%	0
2017	9.735560	9.897981	1.67%	0
2016	9.328070	9.735560	4.37%	0
2015	9.828215	9.328070	-5.09%	0
2014	10.061703	9.828215	-2.32%	0
2013	10.142769	10.061703	-0.80%	0
2012	9.776740	10.142769	3.74%	0
2011*	10.000000	9.776740	-2.23%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	19.710993	19.823307	0.57%	0
2019	16.416113	19.710993	20.07%	0
2018	19.066253	16.416113	-13.90%	0
2017	16.920554	19.066253	12.68%	427
2016	16.224855	16.920554	4.29%	452
2015	16.990175	16.224855	-4.50%	462
2014	15.864827	16.990175	7.09%	499
2013	12.553819	15.864827	26.37%	505
2012	11.377246	12.553819	10.34%	870
2011	12.242572	11.377246	-7.07%	975
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	20.398115	23.981083	17.57%	0
2019	16.613197	20.398115	22.78%	0
2018	18.181852	16.613197	-8.63%	0
2017	14.974329	18.181852	21.42%	0
2016	15.838552	14.974329	-5.46%	0
2015	15.711460	15.838552	0.81%	0
2014	15.961915	15.711460	-1.57%	0
2013	13.731032	15.961915	16.25%	0
2012	11.930190	13.731032	15.09%	0
2011	13.202287	11.930190	-9.64%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.087355	7.914698	-2.13%	0
2019	8.145538	8.087355	-0.71%	0
2018	8.230112	8.145538	-1.03%	0
2017	8.391403	8.230112	-1.92%	432
2016	8.594925	8.391403	-2.37%	407
2015	8.813549	8.594925	-2.48%	435
2014	9.037725	8.813549	-2.48%	435
2013	9.267608	9.037725	-2.48%	351
2012	9.503986	9.267608	-2.49%	349
2011	9.745047	9.503986	-2.47%	419
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	30.908669	39.342576	27.29%	0
2019	23.209498	30.908669	33.17%	0
2018	23.276606	23.209498	-0.29%	0
2017	18.456390	23.276606	26.12%	573
2016	18.699386	18.456390	-1.30%	595
2015	17.895937	18.699386	4.49%	654
2014	16.415848	17.895937	9.02%	762
2013	12.338185	16.415848	33.05%	937
2012	11.224723	12.338185	9.92%	1,831
2011	11.272552	11.224723	-0.42%	3,418
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	19.971117	20.645563	3.38%	0
2019	18.421273	19.971117	8.41%	0
2018	19.304521	18.421273	-4.58%	0
2017	18.558608	19.304521	4.02%	0
2016	16.381392	18.558608	13.29%	0
2015	17.970486	16.381392	-8.84%	0
2014	18.086738	17.970486	-0.64%	3,718
2013	16.787769	18.086738	7.74%	3,718
2012	14.513679	16.787769	15.67%	3,934
2011	14.141051	14.513679	2.64%	3,934
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	16.334046	17.070198	4.51%	0
2019	14.114171	16.334046	15.73%	0
2018	17.616375	14.114171	-19.88%	0
2017	14.669716	17.616375	20.09%	0
2016	14.883586	14.669716	-1.44%	0
2015	15.409778	14.883586	-3.41%	0
2014	15.580093	15.409778	-1.09%	0
2013	12.792413	15.580093	21.79%	0
2012	11.578133	12.792413	10.49%	143
2011	13.789395	11.578133	-16.04%	138

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.326903	9.470112	1.54%	0
2019	9.177918	9.326903	1.62%	0
2018	9.341611	9.177918	-1.75%	0
2017	9.448011	9.341611	-1.13%	0
2016	9.505121	9.448011	-0.60%	0
2015	9.664584	9.505121	-1.65%	0
2014	9.816674	9.664584	-1.55%	0
2013	10.122834	9.816674	-3.02%	0
2012	10.044373	10.122834	0.78%	0
2011*	10.000000	10.044373	0.44%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	32.886430	47.777463	45.28%	0
2019	24.452130	32.886430	34.49%	0
2018	25.097428	24.452130	-2.57%	0
2017	20.283398	25.097428	23.73%	529
2016	19.603204	20.283398	3.47%	572
2015	21.339413	19.603204	-8.14%	549
2014	20.289896	21.339413	5.17%	4,173
2013	16.015249	20.289896	26.69%	4,182
2012	14.465363	16.015249	10.71%	4,260
2011	14.919069	14.465363	-3.04%	4,410
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.514482	6.447965	-14.19%	0
2019	7.041281	7.514482	6.72%	0
2018	9.408849	7.041281	-25.16%	0
2017	9.371205	9.408849	0.40%	0
2016	7.762566	9.371205	20.72%	0
2015	10.259580	7.762566	-24.34%	0
2014	12.100443	10.259580	-15.21%	1,402
2013	11.512605	12.100443	5.11%	1,402
2012	11.590227	11.512605	-0.67%	1,701
2011	15.132401	11.590227	-23.41%	1,702
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	17.141053	19.337064	12.81%	0
2019	14.265569	17.141053	20.16%	0
2018	15.285605	14.265569	-6.67%	0
2017	13.081543	15.285605	16.85%	0
2016	12.801025	13.081543	2.19%	0
2015	13.084935	12.801025	-2.17%	0
2014	12.798651	13.084935	2.24%	0
2013	10.325404	12.798651	23.95%	0
2012	9.440476	10.325404	9.37%	0
2011	10.101506	9.440476	-6.54%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	13.381013	14.699374	9.85%	0
2019	11.969780	13.381013	11.79%	0
2018	12.519690	11.969780	-4.39%	0
2017	11.618713	12.519690	7.75%	0
2016	11.586469	11.618713	0.28%	0
2015	11.830268	11.586469	-2.06%	0
2014	11.735676	11.830268	0.81%	4,179
2013	10.489724	11.735676	11.88%	68,400
2012	10.060175	10.489724	4.27%	68,405
2011	10.240642	10.060175	-1.76%	68,409
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	10.796969	12.350850	14.39%	0
2020	12.350850	13.133980	6.34%	0
2018	11.537137	10.796969	-6.42%	0
2017	10.397301	11.537137	10.96%	0
2016	10.473295	10.397301	-0.73%	0
2015	10.787880	10.473295	-2.92%	0
2014	10.664556	10.787880	1.16%	0
2013*	10.000000	10.664556	6.65%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	14.838405	16.543261	11.49%	0
2019	12.783332	14.838405	16.08%	0
2018	13.645474	12.783332	-6.32%	0
2017	12.201240	13.645474	11.84%	30,506
2016	12.073140	12.201240	1.06%	40,888
2015	12.343410	12.073140	-2.19%	40,888
2014	12.145351	12.343410	1.63%	40,888
2013	10.308942	12.145351	17.81%	10,382
2012	9.653796	10.308942	6.79%	16,476
2011	10.047437	9.653796	-3.92%	16,738
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	11.018378	12.815703	16.31%	0
2020	12.815703	13.709234	6.97%	0
2018	11.866455	11.018378	-7.15%	0
2017	10.518669	11.866455	12.81%	0
2016	10.538974	10.518669	-0.19%	0
2015	10.886202	10.538974	-3.19%	0
2014	10.745632	10.886202	1.31%	0
2013*	10.000000	10.745632	7.46%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	16.157742	18.135570	12.24%	4,506
2019	13.650811	16.157742	18.36%	4,506
2018	14.694540	13.650811	-7.10%	4,506
2017	12.911495	14.694540	13.81%	4,506
2016	12.669178	12.911495	1.91%	10,055
2015	12.986283	12.669178	-2.44%	10,055
2014	12.731893	12.986283	2.00%	13,260
2013	10.546559	12.731893	20.72%	7,711
2012	9.761850	10.546559	8.04%	7,711
2011	10.323082	9.761850	-5.44%	7,711
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	11.722532	12.527878	6.87%	0
2020	10.464689	11.722532	12.02%	0
2018	11.055035	10.464689	-5.34%	0
2017	10.136933	11.055035	9.06%	0
2016	10.272293	10.136933	-1.32%	0
2015	10.590608	10.272293	-3.01%	0
2014	10.539637	10.590608	0.48%	0
2013*	10.000000	10.539637	5.40%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	14.350015	15.882599	10.68%	0
2019	12.596000	14.350015	13.93%	0
2018	13.274830	12.596000	-5.11%	0
2017	12.072902	13.274830	9.96%	0
2016	12.009273	12.072902	0.53%	0
2015	12.276913	12.009273	-2.18%	0
2014	12.121565	12.276913	1.28%	36,570
2013	10.562006	12.121565	14.77%	44,696
2012	9.992976	10.562006	5.69%	45,916
2011	10.248783	9.992976	-2.50%	47,845
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	43.887551	57.923256	31.98%	0
2019	30.111805	43.887551	45.75%	0
2018	32.594938	30.111805	-7.62%	0
2017	25.301738	32.594938	28.82%	0
2016	25.554641	25.301738	-0.99%	0
2015	26.987156	25.554641	-5.31%	0
2014	26.896397	26.987156	0.34%	1,543
2013	17.639192	26.896397	52.48%	1,543
2012	14.153465	17.639192	24.63%	1,751
2011	15.404196	14.153465	-8.12%	1,771

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	22.802186	21.536132	-5.55%	0
2019	18.795401	22.802186	21.32%	0
2018	20.418111	18.795401	-7.95%	0
2017	19.869805	20.418111	2.76%	0
2016	19.543832	19.869805	1.67%	0
2015	19.129792	19.543832	2.16%	0
2014	15.072904	19.129792	26.92%	0
2013	15.286675	15.072904	-1.40%	0
2012	13.319598	15.286675	14.77%	0
2011	13.008781	13.319598	2.39%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	23.428914	24.447809	4.35%	0
2019	19.327693	23.428914	21.22%	0
2018	22.149207	19.327693	-12.74%	0
2017	19.973836	22.149207	10.89%	0
2016	15.894348	19.973836	25.67%	0
2015	17.266386	15.894348	-7.95%	0
2014	16.543394	17.266386	4.37%	0
2013	12.706836	16.543394	30.19%	0
2012	10.986278	12.706836	15.66%	0
2011	12.919856	10.986278	-14.97%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	21.498169	28.855804	34.22%	0
2019	17.872782	21.498169	20.28%	0
2018	19.120560	17.872782	-6.53%	0
2017	15.927285	19.120560	20.05%	0
2016	15.871869	15.927285	0.35%	0
2015	15.978090	15.871869	-0.66%	0
2014	16.130771	15.978090	-0.95%	3,741
2013	11.540169	16.130771	39.78%	3,741
2012	11.255516	11.540169	2.53%	3,741
2011	12.912828	11.255516	-12.83%	3,741
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	21.048701	20.929655	-0.57%	0
2019	17.088933	21.048701	23.17%	0
2018	18.897131	17.088933	-9.57%	0
2017	17.227632	18.897131	9.69%	0
2016	15.897222	17.227632	8.37%	0
2015	16.969285	15.897222	-6.32%	0
2014	15.687560	16.969285	8.17%	18
2013	11.888521	15.687560	31.96%	74
2012	10.257358	11.888521	15.90%	739
2011	11.350446	10.257358	-9.63%	11,297

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.346894	15.781052	10.00%	0
2019	11.892396	14.346894	20.64%	0
2018	13.384308	11.892396	-11.15%	0
2017	11.590367	13.384308	15.48%	0
2016	10.858622	11.590367	6.74%	0
2015	11.249368	10.858622	-3.47%	0
2014	10.989935	11.249368	2.36%	0
2013	8.858012	10.989935	24.07%	0
2012	7.838995	8.858012	13.00%	0
2011	8.368621	7.838995	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.531740	17.634643	6.67%	0
2019	14.700365	16.531740	12.46%	0
2018	15.848006	14.700365	-7.24%	0
2017	14.625255	15.848006	8.36%	0
2016	14.109894	14.625255	3.65%	0
2015	14.496884	14.109894	-2.67%	0
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.139049	21.917094	8.83%	0
2019	17.221344	20.139049	16.94%	0
2018	18.887656	17.221344	-8.82%	0
2017	16.871973	18.887656	11.95%	0
2016	16.060377	16.871973	5.05%	0
2015	16.560295	16.060377	-3.02%	0
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.327558	11.786050	4.05%	0
2019	10.606842	11.327558	6.79%	0
2018	11.080146	10.606842	-4.27%	0
2017	10.752417	11.080146	3.05%	0
2016	10.576393	10.752417	1.66%	0
2015	10.818944	10.576393	-2.24%	0
2014	10.680830	10.818944	1.29%	0
2013	10.449782	10.680830	2.21%	0
2012	10.190950	10.449782	2.54%	0
2011	10.154010	10.190950	0.36%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.506657	11.575555	10.17%	0
2020	11.575555	11.800862	1.95%	0
2018	11.420067	10.506657	-8.00%	0
2017	10.270896	11.420067	11.19%	0
2016	9.964735	10.270896	3.07%	0
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.120842	12.565666	3.67%	0
2020	10.786793	12.120842	12.37%	0
2018	11.778072	10.786793	-8.42%	0
2017	10.327318	11.778072	14.05%	0
2016	9.903024	10.327318	4.28%	0
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.545055	14.572622	7.59%	0
2019	11.798642	13.545055	14.80%	0
2018	12.831763	11.798642	-8.05%	0
2017	11.653371	12.831763	10.11%	0
2016	11.154554	11.653371	4.47%	0
2015	11.479005	11.154554	-2.83%	0
2014	11.193394	11.479005	2.55%	0
2013	9.843598	11.193394	13.71%	0
2012	9.111461	9.843598	8.04%	0
2011	9.348360	9.111461	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.183488	15.533873	9.52%	0
2019	11.940688	14.183488	18.78%	0
2018	13.274334	11.940688	-10.05%	0
2017	11.667638	13.274334	13.77%	0
2016	11.030399	11.667638	5.78%	0
2015	11.396431	11.030399	-3.21%	0
2014	11.136604	11.396431	2.33%	0
2013	9.333451	11.136604	19.32%	0
2012	8.415343	9.333451	10.91%	0
2011	8.818217	8.415343	-4.57%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.577872	13.312301	5.84%	0
2019	11.367643	12.577872	10.65%	0
2018	12.112824	11.367643	-6.15%	0
2017	11.374738	12.112824	6.49%	0
2016	11.036189	11.374738	3.07%	0
2015	11.322655	11.036189	-2.53%	0
2014	11.087503	11.322655	2.12%	16
2013	10.291647	11.087503	7.73%	6,948
2012	9.770617	10.291647	5.33%	7,703
2011	9.818063	9.770617	-0.48%	9,323

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	25.091956	27.831338	10.92%	0
2019	21.154586	25.091956	18.61%	0
2018	22.972086	21.154586	-7.91%	0
2017	19.939777	22.972086	15.21%	1,624
2016	21.010204	19.939777	-5.09%	1,624
2015	23.535690	21.010204	-10.73%	1,624
2014	25.507205	23.535690	-7.73%	2,078
2013	20.928128	25.507205	21.88%	5,294
2012	18.030472	20.928128	16.07%	7,844
2011	19.948427	18.030472	-9.61%	13,589
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	19.974360	22.201012	11.15%	0
2019	16.796688	19.974360	18.92%	0
2018	17.825197	16.796688	-5.77%	0
2017	16.431448	17.825197	8.48%	0
2016	16.533386	16.431448	-0.62%	0
2015	17.030178	16.533386	-2.92%	0
2014	16.253611	17.030178	4.78%	0
2013	13.490395	16.253611	20.48%	0
2012	12.395494	13.490395	8.83%	0
2011	12.317489	12.395494	0.63%	2,230
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	27.976336	33.112120	18.36%	0
2019	21.910756	27.976336	27.68%	0
2018	23.561975	21.910756	-7.01%	0
2017	20.031666	23.561975	17.62%	760
2016	19.823876	20.031666	1.05%	760
2015	20.495373	19.823876	-3.28%	760
2014	19.185652	20.495373	6.83%	760
2013	14.753625	19.185652	30.04%	760
2012	12.772374	14.753625	15.51%	760
2011	12.898171	12.772374	-0.98%	2,987
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	11.888049	12.848760	8.08%	0
2019	10.880375	11.888049	9.26%	0
2018	11.389194	10.880375	-4.47%	0
2017	11.241064	11.389194	1.32%	962
2016	11.092826	11.241064	1.34%	962
2015	11.366133	11.092826	-2.40%	962
2014	11.184447	11.366133	1.62%	962
2013	11.728173	11.184447	-4.64%	962
2012	11.384032	11.728173	3.02%	962
2011	10.891140	11.384032	4.53%	962

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.959635	3.666301	-38.48%	0
2019	5.913028	5.959635	0.79%	0
2018	9.219164	5.913028	-35.86%	0
2017	10.834551	9.219164	-14.91%	0
2016	8.266778	10.834551	31.06%	0
2015	10.901938	8.266778	-24.17%	0
2014	12.515065	10.901938	-12.89%	0
2013	10.057363	12.515065	24.44%	0
2012	10.186410	10.057363	-1.27%	0
2011	11.502317	10.186410	-11.44%	3,129
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.184987	10.729146	5.34%	0
2019	9.556624	10.184987	6.58%	0
2018	9.830563	9.556624	-2.79%	0
2017	9.679146	9.830563	1.56%	0
2016	9.283514	9.679146	4.26%	0
2015	9.791315	9.283514	-5.19%	0
2014	10.034220	9.791315	-2.42%	0
2013	10.125447	10.034220	-0.90%	0
2012	9.770092	10.125447	3.64%	0
2011*	10.000000	9.770092	-2.30%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	19.393296	19.483791	0.47%	0
2019	16.168097	19.393296	19.95%	0
2018	18.797602	16.168097	-13.99%	0
2017	16.699198	18.797602	12.57%	1,064
2016	16.028996	16.699198	4.18%	1,064
2015	16.802322	16.028996	-4.60%	1,064
2014	15.705513	16.802322	6.98%	1,322
2013	12.440508	15.705513	26.24%	2,315
2012	11.286160	12.440508	10.23%	2,315
2011	12.157014	11.286160	-7.16%	3,523
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	20.069362	23.570383	17.44%	0
2019	16.362217	20.069362	22.66%	0
2018	17.925684	16.362217	-8.72%	0
2017	14.778449	17.925684	21.30%	0
2016	15.647364	14.778449	-5.55%	0
2015	15.537757	15.647364	0.71%	0
2014	15.801659	15.537757	-1.67%	0
2013	13.607122	15.801659	16.13%	693
2012	11.834699	13.607122	14.98%	876
2011	13.110047	11.834699	-9.73%	6,372

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	7.955645	7.777812	-2.24%	0
2019	8.021105	7.955645	-0.82%	0
2018	8.112750	8.021105	-1.13%	0
2017	8.280213	8.112750	-2.02%	0
2016	8.489735	8.280213	-2.47%	0
2015	8.714621	8.489735	-2.58%	0
2014	8.945454	8.714621	-2.58%	0
2013	9.182405	8.945454	-2.58%	0
2012	9.426304	9.182405	-2.59%	0
2011	9.675294	9.426304	-2.57%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	30.410516	38.668802	27.16%	0
2019	22.858864	30.410516	33.04%	0
2018	22.948629	22.858864	-0.39%	0
2017	18.214945	22.948629	25.99%	0
2016	18.473669	18.214945	-1.40%	0
2015	17.698074	18.473669	4.38%	0
2014	16.251023	17.698074	8.90%	0
2013	12.226832	16.251023	32.91%	5,830
2012	11.134876	12.226832	9.81%	8,914
2011	11.193786	11.134876	-0.53%	13,241
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	19.649367	20.292108	3.27%	0
2019	18.143083	19.649367	8.30%	0
2018	19.032619	18.143083	-4.67%	0
2017	18.315936	19.032619	3.91%	0
2016	16.183741	18.315936	13.17%	0
2015	17.771894	16.183741	-8.94%	0
2014	17.905224	17.771894	-0.74%	0
2013	16.636352	17.905224	7.63%	2,437
2012	14.397575	16.636352	15.55%	5,229
2011	14.042282	14.397575	2.53%	6,485
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	16.070745	16.777806	4.40%	0
2019	13.900904	16.070745	15.61%	0
2018	17.368124	13.900904	-19.96%	0
2017	14.477789	17.368124	19.96%	0
2016	14.703900	14.477789	-1.54%	0
2015	15.239382	14.703900	-3.51%	0
2014	15.423636	15.239382	-1.19%	0
2013	12.676938	15.423636	21.67%	0
2012	11.485426	12.676938	10.37%	0
2011	13.693016	11.485426	-16.12%	739

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.244300	9.376611	1.43%	0
2019	9.105972	9.244300	1.52%	0
2018	9.277950	9.105972	-1.85%	0
2017	9.393237	9.277950	-1.23%	0
2016	9.459695	9.393237	-0.70%	0
2015	9.628273	9.459695	-1.75%	0
2014	9.789838	9.628273	-1.65%	0
2013	10.105533	9.789838	-3.12%	0
2012	10.037539	10.105533	0.68%	0
2011*	10.000000	10.037539	0.38%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	32.397941	47.019546	45.13%	0
2019	24.113642	32.397941	34.36%	0
2018	24.775566	24.113642	-2.67%	0
2017	20.043755	24.775566	23.61%	820
2016	19.391433	20.043755	3.36%	820
2015	21.130566	19.391433	-8.23%	820
2014	20.111955	21.130566	5.06%	1,101
2013	15.891086	20.111955	26.56%	2,179
2012	14.367984	15.891086	10.60%	2,179
2011	14.833820	14.367984	-3.14%	3,483
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.402805	6.345608	-14.28%	0
2019	6.943757	7.402805	6.61%	0
2018	9.288123	6.943757	-25.24%	0
2017	9.260431	9.288123	0.30%	0
2016	7.678658	9.260431	20.60%	0
2015	10.159107	7.678658	-24.42%	0
2014	11.994252	10.159107	-15.30%	0
2013	11.423283	11.994252	5.00%	632
2012	11.512143	11.423283	-0.77%	798
2011	15.045884	11.512143	-23.49%	1,250
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	16.934104	19.084013	12.70%	0
2019	14.107806	16.934104	20.03%	0
2018	15.132169	14.107806	-6.77%	0
2017	12.963482	15.132169	16.73%	0
2016	12.698479	12.963482	2.09%	0
2015	12.993451	12.698479	-2.27%	0
2014	12.722221	12.993451	2.13%	0
2013	10.274274	12.722221	23.83%	0
2012	9.403396	10.274274	9.26%	0
2011	10.072152	9.403396	-6.64%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	13.219496	14.507047	9.74%	0
2019	11.837425	13.219496	11.68%	0
2018	12.394043	11.837425	-4.49%	0
2017	11.513875	12.394043	7.64%	0
2016	11.493682	11.513875	0.18%	0
2015	11.747586	11.493682	-2.16%	0
2014	11.665610	11.747586	0.70%	0
2013	10.437796	11.665610	11.76%	0
2012	10.020671	10.437796	4.16%	0
2011	10.210878	10.020671	-1.86%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	10.737415	12.270140	14.27%	0
2020	12.270140	13.034770	6.23%	0
2018	11.485364	10.737415	-6.51%	0
2017	10.361231	11.485364	10.85%	0
2016	10.447656	10.361231	-0.83%	0
2015	10.772534	10.447656	-3.02%	0
2014	10.660329	10.772534	1.05%	0
2013*	10.000000	10.660329	6.60%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	14.659239	16.326758	11.38%	0
2019	12.641951	14.659239	15.96%	0
2018	13.508503	12.641951	-6.41%	0
2017	12.091120	13.508503	11.72%	8,462
2016	11.976436	12.091120	0.96%	8,796
2015	12.257124	11.976436	-2.29%	9,168
2014	12.072848	12.257124	1.53%	0
2013	10.257913	12.072848	17.69%	0
2012	9.615889	10.257913	6.68%	0
2011	10.018233	9.615889	-4.02%	2,075
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	12.731988	13.605706	6.86%	0
2020	10.957645	12.731988	16.19%	0
2018	11.813223	10.957645	-7.24%	0
2017	10.482202	11.813223	12.70%	0
2016	10.513183	10.482202	-0.29%	0
2015	10.870720	10.513183	-3.29%	0
2014	10.741370	10.870720	1.20%	0
2013*	10.000000	10.741370	7.41%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	15.962668	17.898243	12.13%	0
2019	13.499847	15.962668	18.24%	0
2018	14.547039	13.499847	-7.20%	0
2017	12.794969	14.547039	13.69%	0
2016	12.567685	12.794969	1.81%	0
2015	12.895494	12.567685	-2.54%	0
2014	12.655856	12.895494	1.89%	0
2013	10.494335	12.655856	20.60%	0
2012	9.723506	10.494335	7.93%	0
2011	10.293081	9.723506	-5.53%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	10.407007	11.645969	11.91%	0
2020	11.645969	12.433281	6.76%	0
2018	11.005459	10.407007	-5.44%	0
2017	10.101800	11.005459	8.95%	0
2016	10.247158	10.101800	-1.42%	0
2015	10.575545	10.247158	-3.11%	0
2014	10.535457	10.575545	0.38%	0
2013*	10.000000	10.535457	5.35%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	14.176763	15.674761	10.57%	0
2019	12.456696	14.176763	13.81%	0
2018	13.141576	12.456696	-5.21%	0
2017	11.963953	13.141576	9.84%	0
2016	11.913079	11.963953	0.43%	0
2015	12.191089	11.913079	-2.28%	0
2014	12.049185	12.191089	1.18%	0
2013	10.509724	12.049185	14.65%	0
2012	9.953735	10.509724	5.59%	0
2011	10.218996	9.953735	-2.60%	1,998
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	43.180282	56.931396	31.85%	0
2019	29.656933	43.180282	45.60%	0
2018	32.135720	29.656933	-7.71%	0
2017	24.970782	32.135720	28.69%	0
2016	25.246206	24.970782	-1.09%	0
2015	26.688820	25.246206	-5.41%	0
2014	26.626384	26.688820	0.23%	0
2013	17.480012	26.626384	52.32%	413
2012	14.040166	17.480012	24.50%	517
2011	15.296548	14.040166	-8.21%	789

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	22.444313	21.176363	-5.65%	0
2019	18.519393	22.444313	21.19%	0
2018	20.139069	18.519393	-8.04%	0
2017	19.618319	20.139069	2.65%	0
2016	19.316220	19.618319	1.56%	0
2015	18.926409	19.316220	2.06%	0
2014	14.927945	18.926409	26.79%	0
2013	15.155211	14.927945	-1.50%	28
2012	13.218643	15.155211	14.65%	196
2011	12.923413	13.218643	2.28%	628
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	23.051273	24.029057	4.24%	0
2019	19.035689	23.051273	21.10%	0
2018	21.837123	19.035689	-12.83%	0
2017	19.712559	21.837123	10.78%	0
2016	15.702486	19.712559	25.54%	0
2015	17.075493	15.702486	-8.04%	0
2014	16.377285	17.075493	4.26%	0
2013	12.592149	16.377285	30.06%	0
2012	10.898324	12.592149	15.54%	0
2011	12.829566	10.898324	-15.05%	4,047
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	21.151645	28.361574	34.09%	0
2019	17.602755	21.151645	20.16%	0
2018	18.851139	17.602755	-6.62%	0
2017	15.718930	18.851139	19.93%	0
2016	15.680272	15.718930	0.25%	0
2015	15.801421	15.680272	-0.77%	0
2014	15.968809	15.801421	-1.05%	0
2013	11.436019	15.968809	39.64%	913
2012	11.165420	11.436019	2.42%	1,800
2011	12.822598	11.165420	-12.92%	3,212
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	20.709454	20.571199	-0.67%	0
2019	16.830773	20.709454	23.05%	0
2018	18.630870	16.830773	-9.66%	0
2017	17.002276	18.630870	9.58%	0
2016	15.705335	17.002276	8.26%	0
2015	16.781687	15.705335	-6.41%	0
2014	15.530062	16.781687	8.06%	0
2013	11.781230	15.530062	31.82%	0
2012	10.175244	11.781230	15.78%	0
2011	11.271129	10.175244	-9.72%	3,731

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.161515	15.561163	9.88%	0
2019	11.750787	14.161515	20.52%	0
2018	13.238604	11.750787	-11.24%	0
2017	11.475933	13.238604	15.36%	2,149
2016	10.762412	11.475933	6.63%	2,149
2015	11.161138	10.762412	-3.57%	2,149
2014	10.914932	11.161138	2.26%	2,149
2013	8.806587	10.914932	23.94%	2,149
2012	7.801513	8.806587	12.88%	2,149
2011	8.337152	7.801513	-6.42%	2,149
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.351776	17.424791	6.56%	0
2019	14.555260	16.351776	12.34%	0
2018	15.707783	14.555260	-7.34%	0
2017	14.510684	15.707783	8.25%	0
2016	14.013700	14.510684	3.55%	0
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.919806	21.656261	8.72%	0
2019	17.051344	19.919806	16.82%	0
2018	18.720522	17.051344	-8.92%	0
2017	16.739788	18.720522	11.83%	0
2016	15.950874	16.739788	4.95%	0
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.181259	11.621907	3.94%	0
2019	10.480596	11.181259	6.69%	0
2018	10.959579	10.480596	-4.37%	0
2017	10.646295	10.959579	2.94%	0
2016	10.482730	10.646295	1.56%	0
2015	10.734146	10.482730	-2.34%	0
2014	10.607992	10.734146	1.19%	0
2013	10.389174	10.607992	2.11%	0
2012	10.142267	10.389174	2.43%	0
2011	10.115859	10.142267	0.26%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.445732	11.496630	10.06%	0
2020	11.496630	11.708376	1.84%	0
2018	11.365561	10.445732	-8.09%	0
2017	10.232344	11.365561	11.07%	0
2016	9.937494	10.232344	2.97%	0
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.724241	12.038196	12.25%	0
2020	12.038196	12.467199	3.56%	0
2018	11.721852	10.724241	-8.51%	0
2017	10.288538	11.721852	13.93%	0
2016	9.875928	10.288538	4.18%	0
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.370089	14.369641	7.48%	0
2019	11.658190	13.370089	14.68%	0
2018	12.692115	11.658190	-8.15%	0
2017	11.538343	12.692115	10.00%	0
2016	11.055754	11.538343	4.37%	0
2015	11.389012	11.055754	-2.93%	0
2014	11.117048	11.389012	2.45%	0
2013	9.786482	11.117048	13.60%	0
2012	9.067914	9.786482	7.92%	0
2011	9.313212	9.067914	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.000245	15.317450	9.41%	0
2019	11.798515	14.000245	18.66%	0
2018	13.129836	11.798515	-10.14%	0
2017	11.552440	13.129836	13.65%	0
2016	10.932682	11.552440	5.67%	0
2015	11.307072	10.932682	-3.31%	0
2014	11.060634	11.307072	2.23%	0
2013	9.279295	11.060634	19.20%	0
2012	8.375120	9.279295	10.80%	0
2011	8.785063	8.375120	-4.67%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.415405	13.126878	5.73%	0
2019	11.232318	12.415405	10.53%	0
2018	11.980997	11.232318	-6.25%	0
2017	11.262461	11.980997	6.38%	0
2016	10.938431	11.262461	2.96%	0
2015	11.233874	10.938431	-2.63%	0
2014	11.011848	11.233874	2.02%	0
2013	10.231921	11.011848	7.62%	0
2012	9.723911	10.231921	5.22%	0
2011	9.781140	9.723911	-0.59%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	24.687171	27.354250	10.80%	0
2019	20.834710	24.687171	18.49%	0
2018	22.648120	20.834710	-8.01%	0
2017	19.678706	22.648120	15.09%	0
2016	20.756387	19.678706	-5.19%	0
2015	23.275279	20.756387	-10.82%	0
2014	25.250925	23.275279	-7.82%	0
2013	20.739148	25.250925	21.75%	0
2012	17.886050	20.739148	15.95%	716
2011	19.808946	17.886050	-9.71%	717
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	19.652115	21.820423	11.03%	0
2019	16.542692	19.652115	18.80%	0
2018	17.573796	16.542692	-5.87%	0
2017	16.216304	17.573796	8.37%	0
2016	16.333634	16.216304	-0.72%	0
2015	16.841721	16.333634	-3.02%	0
2014	16.090273	16.841721	4.67%	0
2013	13.368540	16.090273	20.36%	0
2012	12.296179	13.368540	8.72%	0
2011	12.231335	12.296179	0.53%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	27.525036	32.544540	18.24%	0
2019	21.579454	27.525036	27.55%	0
2018	23.229704	21.579454	-7.10%	0
2017	19.769404	23.229704	17.50%	0
2016	19.584394	19.769404	0.94%	0
2015	20.268596	19.584394	-3.38%	0
2014	18.992863	20.268596	6.72%	0
2013	14.620379	18.992863	29.91%	0
2012	12.670049	14.620379	15.39%	0
2011	12.807966	12.670049	-1.08%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	11.696314	12.628564	7.97%	0
2019	10.715886	11.696314	9.15%	0
2018	11.228597	10.715886	-4.57%	0
2017	11.093913	11.228597	1.21%	0
2016	10.958828	11.093913	1.23%	0
2015	11.240370	10.958828	-2.50%	0
2014	11.072063	11.240370	1.52%	0
2013	11.622257	11.072063	-4.73%	0
2012	11.292844	11.622257	2.92%	657
2011	10.814972	11.292844	4.42%	658

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.876450	3.611391	-38.54%	0
2019	5.836493	5.876450	0.68%	0
2018	9.109266	5.836493	-35.93%	0
2017	10.716386	9.109266	-15.00%	0
2016	8.185009	10.716386	30.93%	0
2015	10.805224	8.185009	-24.25%	0
2014	12.416809	10.805224	-12.98%	0
2013	9.988648	12.416809	24.31%	0
2012	10.127243	9.988648	-1.37%	0
2011	11.447238	10.127243	-11.53%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.094722	10.623146	5.23%	0
2019	9.481656	10.094722	6.47%	0
2018	9.763527	9.481656	-2.89%	0
2017	9.622998	9.763527	1.46%	0
2016	9.239120	9.622998	4.15%	0
2015	9.754507	9.239120	-5.28%	0
2014	10.006775	9.754507	-2.52%	0
2013	10.108137	10.006775	-1.00%	0
2012	9.763441	10.108137	3.53%	0
2011*	10.000000	9.763441	-2.37%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	19.080442	19.149786	0.36%	0
2019	15.923613	19.080442	19.82%	0
2018	18.532502	15.923613	-14.08%	0
2017	16.480555	18.532502	12.45%	0
2016	15.835340	16.480555	4.07%	0
2015	16.616381	15.835340	-4.70%	0
2014	15.547677	16.616381	6.87%	0
2013	12.328133	15.547677	26.12%	0
2012	11.195725	12.328133	10.11%	0
2011	12.071965	11.195725	-7.26%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	19.745599	23.166346	17.32%	0
2019	16.114807	19.745599	22.53%	0
2018	17.672885	16.114807	-8.82%	0
2017	14.584949	17.672885	21.17%	0
2016	15.458320	14.584949	-5.65%	0
2015	15.365813	15.458320	0.60%	0
2014	15.642862	15.365813	-1.77%	0
2013	13.484207	15.642862	16.01%	0
2012	11.739860	13.484207	14.86%	0
2011	13.018340	11.739860	-9.82%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	7.825956	7.643170	-2.34%	0
2019	7.898460	7.825956	-0.92%	0
2018	7.996969	7.898460	-1.23%	0
2017	8.170399	7.996969	-2.12%	0
2016	8.385731	8.170399	-2.57%	0
2015	8.616700	8.385731	-2.68%	0
2014	8.854029	8.616700	-2.68%	0
2013	9.097902	8.854029	-2.68%	0
2012	9.349188	9.097902	-2.69%	0
2011	9.605976	9.349188	-2.67%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	29.919888	38.005907	27.03%	0
2019	22.513183	29.919888	32.90%	0
2018	22.624959	22.513183	-0.49%	0
2017	17.976428	22.624959	25.86%	0
2016	18.250439	17.976428	-1.50%	0
2015	17.502191	18.250439	4.28%	0
2014	16.087667	17.502191	8.79%	0
2013	12.116361	16.087667	32.78%	0
2012	11.045634	12.116361	9.69%	898
2011	11.115465	11.045634	-0.63%	899
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	19.332401	19.944275	3.17%	0
2019	17.868765	19.332401	8.19%	0
2018	18.764233	17.868765	-4.77%	0
2017	18.076160	18.764233	3.81%	0
2016	15.988234	18.076160	13.06%	0
2015	17.575255	15.988234	-9.03%	0
2014	17.725305	17.575255	-0.85%	0
2013	16.486100	17.725305	7.52%	0
2012	14.282228	16.486100	15.43%	0
2011	13.944068	14.282228	2.43%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	15.811439	16.490156	4.29%	0
2019	13.690666	15.811439	15.49%	0
2018	17.123145	13.690666	-20.05%	0
2017	14.288196	17.123145	19.84%	0
2016	14.526227	14.288196	-1.64%	0
2015	15.070720	14.526227	-3.61%	0
2014	15.268612	15.070720	-1.30%	0
2013	12.562426	15.268612	21.54%	0
2012	11.393404	12.562426	10.26%	0
2011	13.597249	11.393404	-16.21%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.162415	9.284014	1.33%	0
2019	9.034573	9.162415	1.42%	0
2018	9.214726	9.034573	-1.96%	0
2017	9.338788	9.214726	-1.33%	0
2016	9.414499	9.338788	-0.80%	0
2015	9.592111	9.414499	-1.85%	0
2014	9.763091	9.592111	-1.75%	0
2013	10.088280	9.763091	-3.22%	0
2012	10.030714	10.088280	0.57%	0
2011*	10.000000	10.030714	0.31%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	31.916240	46.272949	44.98%	0
2019	23.779522	31.916240	34.22%	0
2018	24.457538	23.779522	-2.77%	0
2017	19.806731	24.457538	23.48%	0
2016	19.181764	19.806731	3.26%	0
2015	20.923584	19.181764	-8.32%	0
2014	19.935420	20.923584	4.96%	0
2013	15.767770	19.935420	26.43%	0
2012	14.271179	15.767770	10.49%	0
2011	14.748999	14.271179	-3.24%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.292624	6.244751	-14.37%	0
2019	6.847451	7.292624	6.50%	0
2018	9.168776	6.847451	-25.32%	0
2017	9.150806	9.168776	0.20%	0
2016	7.595531	9.150806	20.48%	0
2015	10.059490	7.595531	-24.49%	0
2014	11.888873	10.059490	-15.39%	0
2013	11.334566	11.888873	4.89%	0
2012	11.434526	11.334566	-0.87%	251
2011	14.959787	11.434526	-23.56%	251
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	16.729456	18.834038	12.58%	0
2019	13.951629	16.729456	19.91%	0
2018	14.980125	13.951629	-6.87%	0
2017	12.846386	14.980125	16.61%	0
2016	12.596674	12.846386	1.98%	0
2015	12.902532	12.596674	-2.37%	0
2014	12.646196	12.902532	2.03%	0
2013	10.223367	12.646196	23.70%	0
2012	9.366441	10.223367	9.15%	0
2011	10.042853	9.366441	-6.74%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	13.059748	14.317036	9.63%	0
2019	11.706396	13.059748	11.56%	0
2018	12.269528	11.706396	-4.59%	0
2017	11.409885	12.269528	7.53%	0
2016	11.401540	11.409885	0.07%	0
2015	11.665386	11.401540	-2.26%	0
2014	11.595880	11.665386	0.60%	0
2013	10.386065	11.595880	11.65%	0
2012	9.981281	10.386065	4.06%	0
2011	10.181172	9.981281	-1.96%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	12.189906	12.936257	6.12%	0
2020	10.678169	12.189906	14.16%	0
2018	11.433790	10.678169	-6.61%	0
2017	10.325279	11.433790	10.74%	0
2016	10.422076	10.325279	-0.93%	0
2015	10.757208	10.422076	-3.12%	0
2014	10.656103	10.757208	0.95%	0
2013*	10.000000	10.656103	6.56%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	14.482105	16.112913	11.26%	0
2019	12.502023	14.482105	15.84%	0
2018	13.372788	12.502023	-6.51%	0
2017	11.981922	13.372788	11.61%	0
2016	11.880425	11.981922	0.85%	0
2015	12.171366	11.880425	-2.39%	0
2014	12.000696	12.171366	1.42%	0
2013	10.207081	12.000696	17.57%	0
2012	9.578096	10.207081	6.57%	0
2011	9.989089	9.578096	-4.11%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	12.648746	13.502872	6.75%	0
2020	10.897190	12.648746	16.07%	0
2018	11.760194	10.897190	-7.34%	0
2017	10.445846	11.760194	12.58%	0
2016	10.487454	10.445846	-0.40%	0
2015	10.855258	10.487454	-3.39%	0
2014	10.737116	10.855258	1.10%	0
2013*	10.000000	10.737116	7.37%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	15.769751	17.663782	12.01%	0
2019	13.350404	15.769751	18.12%	0
2018	14.400880	13.350404	-7.29%	0
2017	12.679396	14.400880	13.58%	0
2016	12.466921	12.679396	1.70%	0
2015	12.805245	12.466921	-2.64%	0
2014	12.580211	12.805245	1.79%	0
2013	10.442316	12.580211	20.47%	0
2012	9.685280	10.442316	7.82%	0
2011	10.263124	9.685280	-5.63%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	11.569814	12.339302	6.65%	0
2020	10.349572	11.569814	11.79%	0
2018	10.956032	10.349572	-5.54%	0
2017	10.066742	10.956032	8.83%	0
2016	10.222075	10.066742	-1.52%	0
2015	10.560505	10.222075	-3.20%	0
2014	10.531284	10.560505	0.28%	0
2013*	10.000000	10.531284	5.31%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	14.005472	15.469474	10.45%	0
2019	12.318832	14.005472	13.69%	0
2018	13.009570	12.318832	-5.31%	0
2017	11.855906	13.009570	9.73%	0
2016	11.817589	11.855906	0.32%	0
2015	12.105791	11.817589	-2.38%	0
2014	11.977178	12.105791	1.07%	0
2013	10.457642	11.977178	14.53%	0
2012	9.914620	10.457642	5.48%	0
2011	10.189278	9.914620	-2.70%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	42.483722	55.955558	31.71%	0
2019	29.208499	42.483722	45.45%	0
2018	31.682527	29.208499	-7.81%	0
2017	24.643843	31.682527	28.56%	0
2016	24.941192	24.643843	-1.19%	0
2015	26.393476	24.941192	-5.50%	0
2014	26.358800	26.393476	0.13%	0
2013	17.322106	26.358800	52.17%	0
2012	13.927679	17.322106	24.37%	265
2011	15.189563	13.927679	-8.31%	266

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	22.091845	20.822393	-5.75%	0
2019	18.247296	22.091845	21.07%	0
2018	19.863684	18.247296	-8.14%	0
2017	19.369875	19.863684	2.55%	0
2016	19.091117	19.369875	1.46%	0
2015	18.725062	19.091117	1.95%	0
2014	14.784294	18.725062	26.66%	0
2013	15.024799	14.784294	-1.60%	0
2012	13.118379	15.024799	14.53%	0
2011	12.838540	13.118379	2.18%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	22.679338	23.617077	4.13%	0
2019	18.747789	22.679338	20.97%	0
2018	21.529107	18.747789	-12.92%	0
2017	19.454424	21.529107	10.66%	0
2016	15.512737	19.454424	25.41%	0
2015	16.886502	15.512737	-8.14%	0
2014	16.212683	16.886502	4.16%	0
2013	12.478397	16.212683	29.93%	0
2012	10.811001	12.478397	15.42%	0
2011	12.739825	10.811001	-15.14%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	20.810301	27.875250	33.95%	0
2019	17.336488	20.810301	20.04%	0
2018	18.585193	17.336488	-6.72%	0
2017	15.513040	18.585193	19.80%	0
2016	15.490758	15.513040	0.14%	0
2015	15.626488	15.490758	-0.87%	0
2014	15.808260	15.626488	-1.15%	0
2013	11.332657	15.808260	39.49%	0
2012	11.075905	11.332657	2.32%	0
2011	12.732861	11.075905	-13.01%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	20.375342	20.218537	-0.77%	0
2019	16.576242	20.375342	22.92%	0
2018	18.368083	16.576242	-9.76%	0
2017	16.779627	18.368083	9.47%	0
2016	15.515555	16.779627	8.15%	0
2015	16.595942	15.515555	-6.51%	0
2014	15.373958	16.595942	7.95%	0
2013	11.674791	15.373958	31.69%	0
2012	10.093696	11.674791	15.66%	0
2011	11.192273	10.093696	-9.82%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.978408	15.344199	9.77%	0
2019	11.610765	13.978408	20.39%	0
2018	13.094383	11.610765	-11.33%	0
2017	11.362528	13.094383	15.24%	0
2016	10.666978	11.362528	6.52%	0
2015	11.073537	10.666978	-3.67%	0
2014	10.840401	11.073537	2.15%	0
2013	8.755440	10.840401	23.81%	0
2012	7.764187	8.755440	12.77%	0
2011	8.305777	7.764187	-6.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.173635	17.217259	6.45%	0
2019	14.411482	16.173635	12.23%	0
2018	15.568696	14.411482	-7.43%	0
2017	14.396923	15.568696	8.14%	0
2016	13.918074	14.396923	3.44%	0
2015	14.329203	13.918074	-2.87%	0
2014	14.081166	14.329203	1.76%	0
2013	12.759052	14.081166	10.36%	0
2012	11.988674	12.759052	6.43%	0
2011	12.212561	11.988674	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.702764	21.398316	8.61%	0
2019	16.882889	19.702764	16.70%	0
2018	18.554739	16.882889	-9.01%	0
2017	16.608543	18.554739	11.72%	0
2016	15.842019	16.608543	4.84%	0
2015	16.368716	15.842019	-3.22%	0
2014	15.989569	16.368716	2.37%	0
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.036687	11.459862	3.83%	0
2019	10.355717	11.036687	6.58%	0
2018	10.840182	10.355717	-4.47%	0
2017	10.541112	10.840182	2.84%	0
2016	10.389804	10.541112	1.46%	0
2015	10.649924	10.389804	-2.44%	0
2014	10.535586	10.649924	1.09%	0
2013	10.328867	10.535586	2.00%	0
2012	10.093795	10.328867	2.33%	0
2011	10.077821	10.093795	0.16%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.385073	11.418141	9.95%	0
2020	11.418141	11.616502	1.74%	0
2018	11.311255	10.385073	-8.19%	0
2017	10.193877	11.311255	10.96%	0
2016	9.910278	10.193877	2.86%	0
2015	10.526514	9.910278	-5.85%	0
2014	10.559309	10.526514	-0.31%	0
2013*	10.000000	10.559309	5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.661961	11.955995	12.14%	0
2020	11.955995	12.369360	3.46%	0
2018	11.665846	10.661961	-8.61%	0
2017	10.249868	11.665846	13.81%	0
2016	9.848894	10.249868	4.07%	0
2015	10.539070	9.848894	-6.55%	0
2014	10.646957	10.539070	-1.01%	0
2013*	10.000000	10.646957	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.197175	14.169246	7.37%	0
2019	11.519237	13.197175	14.57%	0
2018	12.553806	11.519237	-8.24%	0
2017	11.424303	12.553806	9.89%	0
2016	10.957706	11.424303	4.26%	0
2015	11.299616	10.957706	-3.03%	0
2014	11.041111	11.299616	2.34%	0
2013	9.729626	11.041111	13.48%	0
2012	9.024531	9.729626	7.81%	0
2011	9.278158	9.024531	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.819227	15.103886	9.30%	0
2019	11.657933	13.819227	18.54%	0
2018	12.986801	11.657933	-10.23%	0
2017	11.438286	12.986801	13.54%	0
2016	10.835736	11.438286	5.56%	0
2015	11.218323	10.835736	-3.41%	0
2014	10.985095	11.218323	2.12%	0
2013	9.225397	10.985095	19.07%	0
2012	8.335056	9.225397	10.68%	0
2011	8.752013	8.335056	-4.76%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.254937	12.943912	5.62%	0
2019	11.098532	12.254937	10.42%	0
2018	11.850517	11.098532	-6.35%	0
2017	11.151218	11.850517	6.27%	0
2016	10.841486	11.151218	2.86%	0
2015	11.145751	10.841486	-2.73%	0
2014	10.936699	11.145751	1.91%	0
2013	10.172545	10.936699	7.51%	0
2012	9.677437	10.172545	5.12%	0
2011	9.744365	9.677437	-0.69%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	24.487177	27.118711	10.75%	0
2019	20.676542	24.487177	18.43%	0
2018	22.487810	20.676542	-8.05%	0
2017	19.549424	22.487810	15.03%	0
2016	20.630593	19.549424	-5.24%	0
2015	23.146119	20.630593	-10.87%	0
2014	25.123723	23.146119	-7.87%	0
2013	20.645263	25.123723	21.69%	0
2012	17.814254	20.645263	15.89%	527
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	19.492842	21.632466	10.98%	0
2019	16.417049	19.492842	18.74%	0
2018	17.449343	16.417049	-5.92%	0
2017	16.109715	17.449343	8.32%	0
2016	16.234593	16.109715	-0.77%	0
2015	16.748202	16.234593	-3.07%	0
2014	16.009149	16.748202	4.62%	0
2013	13.307981	16.009149	20.30%	0
2012	12.246793	13.307981	8.67%	321
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	27.301934	32.264163	18.18%	0
2019	21.415548	27.301934	27.49%	0
2018	23.065186	21.415548	-7.15%	0
2017	19.639441	23.065186	17.44%	0
2016	19.465623	19.639441	0.89%	0
2015	20.156039	19.465623	-3.43%	0
2014	18.897103	20.156039	6.66%	0
2013	14.554139	18.897103	29.84%	0
2012	12.619145	14.554139	15.33%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	11.601504	12.519754	7.91%	0
2019	10.634480	11.601504	9.09%	0
2018	11.149064	10.634480	-4.62%	0
2017	11.020984	11.149064	1.16%	0
2016	10.892373	11.020984	1.18%	0
2015	11.177955	10.892373	-2.55%	0
2014	11.016243	11.177955	1.47%	0
2013	11.569614	11.016243	-4.78%	0
2012	11.247488	11.569614	2.86%	247

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.835315	3.584266	-38.58%	0
2019	5.798608	5.835315	0.63%	0
2018	9.054820	5.798608	-35.96%	0
2017	10.657791	9.054820	-15.04%	0
2016	8.144417	10.657791	30.86%	0
2015	10.757164	8.144417	-24.29%	0
2014	12.367948	10.757164	-13.02%	0
2013	9.954455	12.367948	24.25%	0
2012	10.097778	9.954455	-1.42%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.049847	10.570485	5.18%	0
2019	9.444365	10.049847	6.41%	0
2018	9.730149	9.444365	-2.94%	0
2017	9.595012	9.730149	1.41%	0
2016	9.216973	9.595012	4.10%	0
2015	9.736131	9.216973	-5.33%	0
2014	9.993067	9.736131	-2.57%	0
2013	10.099480	9.993067	-1.05%	0
2012	9.760111	10.099480	3.48%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	18.925786	18.984814	0.31%	0
2019	15.802664	18.925786	19.76%	0
2018	18.401255	15.802664	-14.12%	0
2017	16.372231	18.401255	12.39%	0
2016	15.739325	16.372231	4.02%	0
2015	16.524129	15.739325	-4.75%	0
2014	15.469311	16.524129	6.82%	0
2013	12.272296	15.469311	26.05%	0
2012	11.150755	12.272296	10.06%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	19.585488	22.966689	17.26%	0
2019	15.992355	19.585488	22.47%	0
2018	17.547664	15.992355	-8.86%	0
2017	14.489039	17.547664	21.11%	0
2016	15.364549	14.489039	-5.70%	0
2015	15.280466	15.364549	0.55%	0
2014	15.563971	15.280466	-1.82%	0
2013	13.423093	15.563971	15.95%	0
2012	11.692685	13.423093	14.80%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	7.761857	7.576676	-2.39%	0
2019	7.837791	7.761857	-0.97%	0
2018	7.939641	7.837791	-1.28%	0
2017	8.115985	7.939641	-2.17%	0
2016	8.334145	8.115985	-2.62%	0
2015	8.568107	8.334145	-2.73%	0
2014	8.808625	8.568107	-2.73%	0
2013	9.055904	8.808625	-2.73%	0
2012	9.310830	9.055904	-2.74%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	29.677434	37.678574	26.96%	0
2019	22.342232	29.677434	32.83%	0
2018	22.464770	22.342232	-0.55%	0
2017	17.858294	22.464770	25.79%	0
2016	18.139809	17.858294	-1.55%	0
2015	17.405038	18.139809	4.22%	0
2014	16.006586	17.405038	8.74%	0
2013	12.061494	16.006586	32.71%	0
2012	11.001279	12.061494	9.64%	261
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	19.175736	19.772488	3.11%	0
2019	17.733074	19.175736	8.14%	0
2018	18.631363	17.733074	-4.82%	0
2017	17.957365	18.631363	3.75%	0
2016	15.891296	17.957365	13.00%	0
2015	17.477684	15.891296	-9.08%	0
2014	17.635961	17.477684	-0.90%	0
2013	16.411433	17.635961	7.46%	0
2012	14.224869	16.411433	15.37%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	15.683296	16.348101	4.24%	0
2019	13.586689	15.683296	15.43%	0
2018	17.001898	13.586689	-20.09%	0
2017	14.194290	17.001898	19.78%	0
2016	14.438149	14.194290	-1.69%	0
2015	14.987030	14.438149	-3.66%	0
2014	15.191636	14.987030	-1.35%	0
2013	12.505503	15.191636	21.48%	0
2012	11.347617	12.505503	10.20%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.121677	9.237995	1.28%	0
2019	8.999039	9.121677	1.36%	0
2018	9.183223	8.999039	-2.01%	0
2017	9.311637	9.183223	-1.38%	0
2016	9.391939	9.311637	-0.86%	0
2015	9.574045	9.391939	-1.90%	0
2014	9.749720	9.574045	-1.80%	0
2013	10.079642	9.749720	-3.27%	0
2012	10.027294	10.079642	0.52%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	31.677839	45.903731	44.91%	0
2019	23.614029	31.677839	34.15%	0
2018	24.299891	23.614029	-2.82%	0
2017	19.689150	24.299891	23.42%	0
2016	19.077680	19.689150	3.21%	0
2015	20.820751	19.077680	-8.37%	0
2014	19.847635	20.820751	4.90%	0
2013	15.706407	19.847635	26.37%	0
2012	14.222961	15.706407	10.43%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.238140	6.194894	-14.41%	0
2019	6.799782	7.238140	6.45%	0
2018	9.109657	6.799782	-25.36%	0
2017	9.096468	9.109657	0.14%	0
2016	7.554302	9.096468	20.41%	0
2015	10.010037	7.554302	-24.53%	0
2014	11.836528	10.010037	-15.43%	0
2013	11.290478	11.836528	4.84%	0
2012	11.395916	11.290478	-0.93%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	16.628050	18.710262	12.52%	0
2019	13.874181	16.628050	19.85%	0
2018	14.904679	13.874181	-6.91%	0
2017	12.788223	14.904679	16.55%	0
2016	12.546062	12.788223	1.93%	0
2015	12.857296	12.546062	-2.42%	0
2014	12.608341	12.857296	1.97%	0
2013	10.198002	12.608341	23.64%	0
2012	9.348013	10.198002	9.09%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	12.980560	14.222916	9.57%	0
2019	11.641399	12.980560	11.50%	0
2018	12.207694	11.641399	-4.64%	0
2017	11.358198	12.207694	7.48%	0
2016	11.355707	11.358198	0.02%	0
2015	11.624464	11.355707	-2.31%	0
2014	11.561160	11.624464	0.55%	0
2013	10.360291	11.561160	11.59%	0
2012	9.961636	10.360291	4.00%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	10.648662	12.149977	14.10%	0
2020	12.149977	12.887250	6.07%	0
2018	11.408093	10.648662	-6.66%	0
2017	10.307341	11.408093	10.68%	0
2016	10.409300	10.307341	-0.98%	0
2015	10.749545	10.409300	-3.17%	0
2014	10.653986	10.749545	0.90%	0
2013*	10.000000	10.653986	6.54%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	14.394298	16.006990	11.20%	0
2019	12.432608	14.394298	15.78%	0
2018	13.305421	12.432608	-6.56%	0
2017	11.927665	13.305421	11.55%	0
2016	11.832693	11.927665	0.80%	0
2015	12.128692	11.832693	-2.44%	0
2014	11.964767	12.128692	1.37%	0
2013	10.181743	11.964767	17.51%	0
2012	9.559239	10.181743	6.51%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	10.867068	12.607302	16.01%	0
2020	12.607302	13.451720	6.70%	0
2018	11.733748	10.867068	-7.39%	0
2017	10.427692	11.733748	12.52%	0
2016	10.474601	10.427692	-0.45%	0
2015	10.847527	10.474601	-3.44%	0
2014	10.734978	10.847527	1.05%	0
2013*	10.000000	10.734978	7.35%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	15.674122	17.547653	11.95%	0
2019	13.276266	15.674122	18.06%	0
2018	14.328308	13.276266	-7.34%	0
2017	12.621965	14.328308	13.52%	0
2016	12.416829	12.621965	1.65%	0
2015	12.760353	12.416829	-2.69%	0
2014	12.542546	12.760353	1.74%	0
2013	10.416408	12.542546	20.41%	0
2012	9.666214	10.416408	7.76%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	11.531917	12.292571	6.60%	0
2020	10.320981	11.531917	11.73%	0
2018	10.931420	10.320981	-5.58%	0
2017	10.049263	10.931420	8.78%	0
2016	10.209563	10.049263	-1.57%	0
2015	10.552996	10.209563	-3.25%	0
2014	10.529196	10.552996	0.23%	0
2013*	10.000000	10.529196	5.29%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	13.920516	15.367741	10.40%	0
2019	12.250403	13.920516	13.63%	0
2018	12.943995	12.250403	-5.36%	0
2017	11.802199	12.943995	9.67%	0
2016	11.770091	11.802199	0.27%	0
2015	12.063345	11.770091	-2.43%	0
2014	11.941320	12.063345	1.02%	0
2013	10.431696	11.941320	14.47%	0
2012	9.895106	10.431696	5.42%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	42.139304	55.473446	31.64%	0
2019	28.986586	42.139304	45.38%	0
2018	31.458097	28.986586	-7.86%	0
2017	24.481804	31.458097	28.50%	0
2016	24.789909	24.481804	-1.24%	0
2015	26.246886	24.789909	-5.55%	0
2014	26.225882	26.246886	0.08%	0
2013	17.243605	26.225882	52.09%	0
2012	13.871695	17.243605	24.31%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	21.917469	20.647402	-5.79%	0
2019	18.112563	21.917469	21.01%	0
2018	19.727228	18.112563	-8.18%	0
2017	19.246666	19.727228	2.50%	0
2016	18.979402	19.246666	1.41%	0
2015	18.625059	18.979402	1.90%	0
2014	14.712894	18.625059	26.59%	0
2013	14.959934	14.712894	-1.65%	0
2012	13.068478	14.959934	14.47%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	22.495514	23.413610	4.08%	0
2019	18.605396	22.495514	20.91%	0
2018	21.376633	18.605396	-12.96%	0
2017	19.326552	21.376633	10.61%	0
2016	15.418677	19.326552	25.35%	0
2015	16.792749	15.418677	-8.18%	0
2014	16.130962	16.792749	4.10%	0
2013	12.421880	16.130962	29.86%	0
2012	10.767575	12.421880	15.36%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	20.641579	27.635053	33.88%	0
2019	17.204772	20.641579	19.98%	0
2018	18.453541	17.204772	-6.77%	0
2017	15.411051	18.453541	19.74%	0
2016	15.396803	15.411051	0.09%	0
2015	15.539696	15.396803	-0.92%	0
2014	15.728556	15.539696	-1.20%	0
2013	11.281314	15.728556	39.42%	0
2012	11.031403	11.281314	2.27%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	20.210229	20.044397	-0.82%	0
2019	16.450364	20.210229	22.86%	0
2018	18.238026	16.450364	-9.80%	0
2017	16.669352	18.238026	9.41%	0
2016	15.421493	16.669352	8.09%	0
2015	16.503808	15.421493	-6.56%	0
2014	15.296467	16.503808	7.89%	0
2013	11.621909	15.296467	31.62%	0
2012	10.053156	11.621909	15.60%	233
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.887718	15.236808	9.71%	0
2019	11.541370	13.887718	20.33%	0
2018	13.022852	11.541370	-11.38%	0
2017	11.306248	13.022852	15.18%	0
2016	10.619589	11.306248	6.47%	0
2015	11.030015	10.619589	-3.72%	0
2014	10.803334	11.030015	2.10%	0
2013	8.729981	10.803334	23.75%	0
2012	7.745595	8.729981	12.71%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.085196	17.114332	6.40%	0
2019	14.340038	16.085196	12.17%	0
2018	15.499532	14.340038	-7.48%	0
2017	14.340307	15.499532	8.08%	0
2016	13.870453	14.340307	3.39%	0
2015	14.287511	13.870453	-2.92%	0
2014	14.047416	14.287511	1.71%	0
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.595042	21.270393	8.55%	0
2019	16.799216	19.595042	16.64%	0
2018	18.472336	16.799216	-9.06%	0
2017	16.543257	18.472336	11.66%	0
2016	15.787836	16.543257	4.78%	0
2015	16.321122	15.787836	-3.27%	0
2014	15.951276	16.321122	2.32%	0
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.965083	11.379648	3.78%	0
2019	10.293813	10.965083	6.52%	0
2018	10.780956	10.293813	-4.52%	0
2017	10.488888	10.780956	2.78%	0
2016	10.343625	10.488888	1.40%	0
2015	10.608039	10.343625	-2.49%	0
2014	10.499538	10.608039	1.03%	0
2013	10.298821	10.499538	1.95%	0
2012	10.069607	10.298821	2.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.354869	11.379081	9.89%	0
2020	11.379081	11.570818	1.68%	0
2018	11.284190	10.354869	-8.24%	0
2017	10.174695	11.284190	10.90%	0
2016	9.896710	10.174695	2.81%	0
2015	10.517499	9.896710	-5.90%	0
2014	10.555689	10.517499	-0.36%	0
2013*	10.000000	10.555689	5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.915092	12.320702	3.40%	0
2020	10.630948	11.915092	12.08%	0
2018	11.637923	10.630948	-8.65%	0
2017	10.230582	11.637923	13.76%	0
2016	9.835408	10.230582	4.02%	0
2015	10.530038	9.835408	-6.60%	0
2014	10.643302	10.530038	-1.06%	0
2013*	10.000000	10.643302	6.43%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.111571	14.070097	7.31%	0
2019	11.450406	13.111571	14.51%	0
2018	12.485248	11.450406	-8.29%	0
2017	11.367737	12.485248	9.83%	0
2016	10.909034	11.367737	4.20%	0
2015	11.255208	10.909034	-3.08%	0
2014	11.003375	11.255208	2.29%	0
2013	9.701356	11.003375	13.42%	0
2012	9.002929	9.701356	7.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.729526	14.998134	9.24%	0
2019	11.588212	13.729526	18.48%	0
2018	12.915806	11.588212	-10.28%	0
2017	11.381593	12.915806	13.48%	0
2016	10.787553	11.381593	5.51%	0
2015	11.174194	10.787553	-3.46%	0
2014	10.947518	11.174194	2.07%	0
2013	9.198552	10.947518	19.01%	0
2012	8.315084	9.198552	10.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.175404	12.853303	5.57%	0
2019	11.032175	12.175404	10.36%	0
2018	11.785763	11.032175	-6.39%	0
2017	11.095965	11.785763	6.22%	0
2016	10.793299	11.095965	2.80%	0
2015	11.101911	10.793299	-2.78%	0
2014	10.899282	11.101911	1.86%	0
2013	10.142942	10.899282	7.46%	0
2012	9.654249	10.142942	5.06%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	23.128578	25.521943	10.35%	0
2019	19.599891	23.128578	18.00%	0
2018	21.394318	19.599891	-8.39%	0
2017	18.665765	21.394318	14.62%	0
2016	19.769036	18.665765	-5.58%	0
2015	22.259682	19.769036	-11.19%	0
2014	24.248887	22.259682	-8.20%	0
2013	19.998302	24.248887	21.25%	0
2012	17.318461	19.998302	15.47%	876
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	18.411312	20.358699	10.58%	0
2019	15.562174	18.411312	18.31%	0
2018	16.600811	15.562174	-6.26%	0
2017	15.381505	16.600811	7.93%	0
2016	15.556579	15.381505	-1.13%	0
2015	16.106725	15.556579	-3.42%	0
2014	15.451596	16.106725	4.24%	0
2013	12.890867	15.451596	19.86%	0
2012	11.905879	12.890867	8.27%	447
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	25.787005	30.364245	17.75%	0
2019	20.300287	25.787005	27.03%	0
2018	21.943482	20.300287	-7.49%	0
2017	18.751605	21.943482	17.02%	0
2016	18.652591	18.751605	0.53%	0
2015	19.383957	18.652591	-3.77%	0
2014	18.238894	19.383957	6.28%	0
2013	14.097908	18.238894	29.37%	0
2012	12.267816	14.097908	14.92%	290
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	10.957861	11.782619	7.53%	0
2019	10.080770	10.957861	8.70%	0
2018	10.606937	10.080770	-4.96%	0
2017	10.522844	10.606937	0.80%	0
2016	10.437506	10.522844	0.82%	0
2015	10.749852	10.437506	-2.91%	0
2014	10.632593	10.749852	1.10%	0
2013	11.207036	10.632593	-5.13%	0
2012	10.934448	11.207036	2.49%	922

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.554480	3.399434	-38.80%	0
2019	5.539465	5.554480	0.27%	0
2018	8.681636	5.539465	-36.19%	0
2017	10.255368	8.681636	-15.35%	0
2016	7.865146	10.255368	30.39%	0
2015	10.425935	7.865146	-24.56%	0
2014	12.030489	10.425935	-13.34%	0
2013	9.717810	12.030489	23.80%	0
2012	9.893426	9.717810	-1.78%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	9.740704	10.208457	4.80%	0
2019	9.186904	9.740704	6.03%	0
2018	9.499289	9.186904	-3.29%	0
2017	9.401099	9.499289	1.04%	0
2016	9.063217	9.401099	3.73%	0
2015	9.608302	9.063217	-5.67%	0
2014	9.897481	9.608302	-2.92%	0
2013	10.039010	9.897481	-1.41%	0
2012	9.736804	10.039010	3.10%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	17.875616	17.866807	-0.05%	0
2019	14.979687	17.875616	19.33%	0
2018	17.506368	14.979687	-14.43%	0
2017	15.632084	17.506368	11.99%	0
2016	15.081915	15.632084	3.65%	0
2015	15.891145	15.081915	-5.09%	0
2014	14.930472	15.891145	6.43%	0
2013	11.887561	14.930472	25.60%	0
2012	10.840285	11.887561	9.66%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	18.498726	21.614248	16.84%	0
2019	15.159512	18.498726	22.03%	0
2018	16.694290	15.159512	-9.19%	0
2017	13.834016	16.694290	20.68%	0
2016	14.722806	13.834016	-6.04%	0
2015	14.695126	14.722806	0.19%	0
2014	15.021855	14.695126	-2.18%	0
2013	13.002311	15.021855	15.53%	0
2012	11.367132	13.002311	14.39%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	7.326767	7.126228	-2.74%	0
2019	7.425185	7.326767	-1.33%	0
2018	7.548987	7.425185	-1.64%	0
2017	7.744454	7.548987	-2.52%	0
2016	7.981266	7.744454	-2.97%	0
2015	8.234957	7.981266	-3.08%	0
2014	8.496707	8.234957	-3.08%	0
2013	8.766774	8.496707	-3.08%	0
2012	9.046200	8.766774	-3.09%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	28.030746	35.459942	26.50%	0
2019	21.178723	28.030746	32.35%	0
2018	21.372257	21.178723	-0.91%	0
2017	17.050945	21.372257	25.34%	0
2016	17.382115	17.050945	-1.91%	0
2015	16.738275	17.382115	3.85%	0
2014	15.449000	16.738275	8.35%	0
2013	11.683351	15.449000	32.23%	0
2012	10.694953	11.683351	9.24%	320
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	18.112018	18.608453	2.74%	0
2019	16.809852	18.112018	7.75%	0
2018	17.725527	16.809852	-5.17%	0
2017	17.145820	17.725527	3.38%	0
2016	15.227745	17.145820	12.60%	0
2015	16.808406	15.227745	-9.40%	0
2014	17.021883	16.808406	-1.25%	0
2013	15.897190	17.021883	7.07%	0
2012	13.829016	15.897190	14.96%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	14.812951	15.385294	3.86%	0
2019	12.879035	14.812951	15.02%	0
2018	16.174974	12.879035	-20.38%	0
2017	13.552532	16.174974	19.35%	0
2016	13.835027	13.552532	-2.04%	0
2015	14.412888	13.835027	-4.01%	0
2014	14.662445	14.412888	-1.70%	0
2013	12.113441	14.662445	21.04%	0
2012	11.031663	12.113441	9.81%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	8.841109	8.921620	0.91%	0
2019	8.753743	8.841109	1.00%	0
2018	8.965345	8.753743	-2.36%	0
2017	9.123448	8.965345	-1.73%	0
2016	9.235275	9.123448	-1.21%	0
2015	9.448352	9.235275	-2.26%	0
2014	9.656472	9.448352	-2.16%	0
2013	10.019291	9.656472	-3.62%	0
2012	10.003350	10.019291	0.16%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	30.055192	43.395818	44.39%	0
2019	22.485338	30.055192	33.67%	0
2018	23.222504	22.485338	-3.17%	0
2017	18.883901	23.222504	22.98%	0
2016	18.363358	18.883901	2.83%	0
2015	20.113591	18.363358	-8.70%	0
2014	19.242794	20.113591	4.53%	0
2013	15.282723	19.242794	25.91%	0
2012	13.889409	15.282723	10.03%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	6.867146	5.856173	-14.72%	0
2019	6.474541	6.867146	6.06%	0
2018	8.705487	6.474541	-25.63%	0
2017	8.724195	8.705487	-0.21%	0
2016	7.271246	8.724195	19.98%	0
2015	9.669835	7.271246	-24.80%	0
2014	11.475620	9.669835	-15.74%	0
2013	10.985753	11.475620	4.46%	0
2012	11.128522	10.985753	-1.28%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	15.933302	17.864009	12.12%	0
2019	13.342513	15.933302	19.42%	0
2018	14.385605	13.342513	-7.25%	0
2017	12.387284	14.385605	16.13%	0
2016	12.196493	12.387284	1.56%	0
2015	12.544216	12.196493	-2.77%	0
2014	12.345760	12.544216	1.61%	0
2013	10.021661	12.345760	23.19%	0
2012	9.219638	10.021661	8.70%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	12.438275	13.579694	9.18%	0
2019	11.195341	12.438275	11.10%	0
2018	11.782602	11.195341	-4.98%	0
2017	11.002162	11.782602	7.09%	0
2016	11.039373	11.002162	-0.34%	0
2015	11.341469	11.039373	-2.66%	0
2014	11.320452	11.341469	0.19%	0
2013	10.181220	11.320452	11.19%	0
2012	9.824907	10.181220	3.63%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	11.873413	12.548588	5.69%	0
2020	10.443852	11.873413	13.69%	0
2018	11.229332	10.443852	-6.99%	0
2017	10.182362	11.229332	10.28%	0
2016	10.320127	10.182362	-1.33%	0
2015	10.695953	10.320127	-3.51%	0
2014	10.639172	10.695953	0.53%	0
2013*	10.000000	10.639172	6.39%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	13.792942	15.283078	10.80%	0
2019	11.956230	13.792942	15.36%	0
2018	12.842102	11.956230	-6.90%	0
2017	11.553773	12.842102	11.15%	0
2016	11.503071	11.553773	0.44%	0
2015	11.833419	11.503071	-2.79%	0
2014	11.715659	11.833419	1.01%	0
2013	10.005751	11.715659	17.09%	0
2012	9.428028	10.005751	6.13%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	12.320309	13.098209	6.31%	0
2020	10.658041	12.320309	15.60%	0
2018	11.549875	10.658041	-7.72%	0
2017	10.301240	11.549875	12.12%	0
2016	10.384848	10.301240	-0.81%	0
2015	10.793446	10.384848	-3.79%	0
2014	10.720058	10.793446	0.68%	0
2013*	10.000000	10.720058	7.20%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	15.019301	16.754068	11.55%	0
2019	12.767551	15.019301	17.64%	0
2018	13.829364	12.767551	-7.68%	0
2017	12.226301	13.829364	13.11%	0
2016	12.070911	12.226301	1.29%	0
2015	12.449681	12.070911	-3.04%	0
2014	12.281392	12.449681	1.37%	0
2013	10.236343	12.281392	19.98%	0
2012	9.533519	10.236343	7.37%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	11.269400	11.969517	6.21%	0
2020	10.122451	11.269400	11.33%	0
2018	10.760099	10.122451	-5.93%	0
2017	9.927390	10.760099	8.39%	0
2016	10.122071	9.927390	-1.92%	0
2015	10.500366	10.122071	-3.60%	0
2014	10.514547	10.500366	-0.13%	0
2013*	10.000000	10.514547	5.15%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	13.338954	14.672742	10.00%	0
2019	11.781010	13.338954	13.22%	0
2018	12.493247	11.781010	-5.70%	0
2017	11.432230	12.493247	9.28%	0
2016	11.442211	11.432230	-0.09%	0
2015	11.769654	11.442211	-2.78%	0
2014	11.692676	11.769654	0.66%	0
2013	10.251367	11.692676	14.06%	0
2012	9.759264	10.251367	5.04%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	39.801246	52.207168	31.17%	0
2019	27.477125	39.801246	44.85%	0
2018	29.928310	27.477125	-8.19%	0
2017	23.375085	29.928310	28.04%	0
2016	23.754524	23.375085	-1.60%	0
2015	25.241521	23.754524	-5.89%	0
2014	25.312440	25.241521	-0.28%	0
2013	16.703049	25.312440	51.54%	0
2012	13.485473	16.703049	23.86%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	20.732654	19.460868	-6.13%	0
2019	17.195309	20.732654	20.57%	0
2018	18.796279	17.195309	-8.52%	0
2017	18.404429	18.796279	2.13%	0
2016	18.214159	18.404429	1.04%	0
2015	17.938652	18.214159	1.54%	0
2014	14.221788	17.938652	26.13%	0
2013	14.512832	14.221788	-2.01%	0
2012	12.723786	14.512832	14.06%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	21.247061	22.034600	3.71%	0
2019	17.636298	21.247061	20.47%	0
2018	20.336867	17.636298	-13.28%	0
2017	18.452715	20.336867	10.21%	0
2016	14.774524	18.452715	24.90%	0
2015	16.149346	14.774524	-8.51%	0
2014	15.568945	16.149346	3.73%	0
2013	12.032354	15.568945	29.39%	0
2012	10.467681	12.032354	14.95%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	19.495968	26.007427	33.40%	0
2019	16.308613	19.495968	19.54%	0
2018	17.555924	16.308613	-7.10%	0
2017	14.714208	17.555924	19.31%	0
2016	14.753557	14.714208	-0.27%	0
2015	14.944278	14.753557	-1.28%	0
2014	15.180571	14.944278	-1.56%	0
2013	10.927550	15.180571	38.92%	0
2012	10.724186	10.927550	1.90%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	19.088760	18.863981	-1.18%	0
2019	15.593649	19.088760	22.41%	0
2018	17.351034	15.593649	-10.13%	0
2017	15.915738	17.351034	9.02%	0
2016	14.777327	15.915738	7.70%	0
2015	15.871587	14.777327	-6.89%	0
2014	14.763638	15.871587	7.50%	0
2013	11.257550	14.763638	31.14%	0
2012	9.773229	11.257550	15.19%	144
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.267615	14.504089	9.32%	0
2019	11.065842	13.267615	19.90%	0
2018	12.531661	11.065842	-11.70%	0
2017	10.918969	12.531661	14.77%	0
2016	10.292753	10.918969	6.08%	0
2015	10.729167	10.292753	-4.07%	0
2014	10.546639	10.729167	1.73%	0
2013	8.553306	10.546639	23.30%	0
2012	7.616302	8.553306	12.30%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.478318	16.409368	6.02%	0
2019	13.848835	15.478318	11.77%	0
2018	15.022993	13.848835	-7.82%	0
2017	13.949465	15.022993	7.70%	0
2016	13.541014	13.949465	3.02%	0
2015	13.998558	13.541014	-3.27%	0
2014	13.813043	13.998558	1.34%	0
2013	12.567744	13.813043	9.91%	0
2012	11.857786	12.567744	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	18.855799	20.394299	8.16%	0
2019	16.223820	18.855799	16.22%	0
2018	17.904459	16.223820	-9.39%	0
2017	16.092414	17.904459	11.26%	0
2016	15.412890	16.092414	4.41%	0
2015	15.991072	15.412890	-3.62%	0
2014	15.685157	15.991072	1.95%	0
2013	13.546035	15.685157	15.79%	0
2012	12.454693	13.546035	8.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.475501	10.832449	3.41%	0
2019	9.869729	10.475501	6.14%	0
2018	10.374357	9.869729	-4.86%	0
2017	10.129661	10.374357	2.42%	0
2016	10.025356	10.129661	1.04%	0
2015	10.318779	10.025356	-2.84%	0
2014	10.250119	10.318779	0.67%	0
2013	10.090482	10.250119	1.58%	0
2012	9.901631	10.090482	1.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.145387	11.108762	9.50%	0
2020	11.108762	11.255299	1.32%	0
2018	11.096083	10.145387	-8.57%	0
2017	10.041109	11.096083	10.51%	0
2016	9.801938	10.041109	2.44%	0
2015	10.454426	9.801938	-6.24%	0
2014	10.530294	10.454426	-0.72%	0
2013*	10.000000	10.530294	5.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.415882	11.632035	11.68%	0
2020	11.632035	11.984728	3.03%	0
2018	11.443919	10.415882	-8.98%	0
2017	10.096247	11.443919	13.35%	0
2016	9.741209	10.096247	3.64%	0
2015	10.466883	9.741209	-6.93%	0
2014	10.617696	10.466883	-1.42%	0
2013*	10.000000	10.617696	6.18%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.526130	13.393483	6.92%	0
2019	10.978636	12.526130	14.10%	0
2018	12.014345	10.978636	-8.62%	0
2017	10.978370	12.014345	9.44%	0
2016	10.573317	10.978370	3.83%	0
2015	10.948246	10.573317	-3.42%	0
2014	10.741939	10.948246	1.92%	0
2013	9.505049	10.741939	13.01%	0
2012	8.852697	9.505049	7.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.116504	14.276914	8.85%	0
2019	11.110781	13.116504	18.05%	0
2018	12.428683	11.110781	-10.60%	0
2017	10.991764	12.428683	13.07%	0
2016	10.455585	10.991764	5.13%	0
2015	10.869439	10.455585	-3.81%	0
2014	10.687403	10.869439	1.70%	0
2013	9.012416	10.687403	18.59%	0
2012	8.176313	9.012416	10.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.631834	12.235283	5.19%	0
2019	10.577702	11.631834	9.97%	0
2018	11.341293	10.577702	-6.73%	0
2017	10.715951	11.341293	5.84%	0
2016	10.461185	10.715951	2.44%	0
2015	10.799173	10.461185	-3.13%	0
2014	10.640362	10.799173	1.49%	0
2013	9.937757	10.640362	7.07%	0
2012	9.493199	9.937757	4.68%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	19.101862	20.948045	9.66%	0
2019	16.288354	19.101862	17.27%	0
2018	17.891038	16.288354	-8.96%	0
2017	15.706210	17.891038	13.91%	0
2016	16.737931	15.706210	-6.16%	0
2015	18.964217	16.737931	-11.74%	0
2014	20.787744	18.964217	-8.77%	0
2013	17.250613	20.787744	20.50%	0
2012	15.032248	17.250613	14.76%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	16.351778	17.969418	9.89%	0
2019	13.907444	16.351778	17.58%	0
2018	14.928623	13.907444	-6.84%	0
2017	13.918036	14.928623	7.26%	0
2016	14.163922	13.918036	-1.74%	0
2015	14.756220	14.163922	-4.01%	0
2014	14.244227	14.756220	3.59%	0
2013	11.957597	14.244227	19.12%	0
2012	11.112892	11.957597	7.60%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	22.064789	25.820497	17.02%	0
2019	17.478258	22.064789	26.24%	0
2018	19.011467	17.478258	-8.06%	0
2017	16.346954	19.011467	16.30%	0
2016	16.361689	16.346954	-0.09%	0
2015	17.109206	16.361689	-4.37%	0
2014	16.198835	17.109206	5.62%	0
2013	12.599002	16.198835	28.57%	0
2012	11.031932	12.599002	14.20%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	10.050258	10.739814	6.86%	0
2019	9.303386	10.050258	8.03%	0
2018	9.850311	9.303386	-5.55%	0
2017	9.832924	9.850311	0.18%	0
2016	9.813773	9.832924	0.20%	0
2015	10.170437	9.813773	-3.51%	0
2014	10.122166	10.170437	0.48%	0
2013	10.735511	10.122166	-5.71%	0
2012	10.539827	10.735511	1.86%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.102021	3.103114	-39.18%	0
2019	5.119921	5.102021	-0.35%	0
2018	8.074486	5.119921	-36.59%	0
2017	9.597446	8.074486	-15.87%	0
2016	7.406333	9.597446	29.58%	0
2015	9.879045	7.406333	-25.03%	0
2014	11.470585	9.879045	-13.87%	0
2013	9.323235	11.470585	23.03%	0
2012	9.551019	9.323235	-2.38%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	9.230292	9.613656	4.15%	0
2019	8.759734	9.230292	5.37%	0
2018	9.114337	8.759734	-3.89%	0
2017	9.076160	9.114337	0.42%	0
2016	8.804321	9.076160	3.09%	0
2015	9.392008	8.804321	-6.26%	0
2014	9.734975	9.392008	-3.52%	0
2013	9.935689	9.734975	-2.02%	0
2012	9.696785	9.935689	2.46%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	15.421199	15.318130	-0.67%	0
2019	13.003386	15.421199	18.59%	0
2018	15.292013	13.003386	-14.97%	0
2017	13.739607	15.292013	11.30%	0
2016	13.338391	13.739607	3.01%	0
2015	14.141655	13.338391	-5.68%	0
2014	13.369533	14.141655	5.78%	0
2013	10.711041	13.369533	24.82%	0
2012	9.828411	10.711041	8.98%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	16.040508	18.625983	16.12%	0
2019	13.226917	16.040508	21.27%	0
2018	14.657360	13.226917	-9.76%	0
2017	12.221482	14.657360	19.93%	0
2016	13.087497	12.221482	-6.62%	0
2015	13.144295	13.087497	-0.43%	0
2014	13.520305	13.144295	-2.78%	0
2013	11.775501	13.520305	14.82%	0
2012	10.358881	11.775501	13.68%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	6.852917	6.624057	-3.34%	0
2019	6.988224	6.852917	-1.94%	0
2018	7.149251	6.988224	-2.25%	0
2017	7.379943	7.149251	-3.13%	0
2016	7.652876	7.379943	-3.57%	0
2015	7.945331	7.652876	-3.68%	0
2014	8.248947	7.945331	-3.68%	0
2013	8.564174	8.248947	-3.68%	0
2012	8.892361	8.564174	-3.69%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	26.631157	33.480930	25.72%	0
2019	20.246591	26.631157	31.53%	0
2018	20.559676	20.246591	-1.52%	0
2017	16.504473	20.559676	24.57%	0
2016	16.929575	16.504473	-2.51%	0
2015	16.404088	16.929575	3.20%	0
2014	15.234883	16.404088	7.67%	0
2013	11.593156	15.234883	31.41%	0
2012	10.678664	11.593156	8.56%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	15.478457	15.804234	2.10%	0
2019	14.455111	15.478457	7.08%	0
2018	15.338015	14.455111	-5.76%	0
2017	14.928554	15.338015	2.74%	0
2016	13.340862	14.928554	11.90%	0
2015	14.817442	13.340862	-9.97%	0
2014	15.099113	14.817442	-1.87%	0
2013	14.189287	15.099113	6.41%	0
2012	12.420372	14.189287	14.24%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	11.906446	12.289910	3.22%	0
2019	10.416475	11.906446	14.30%	0
2018	13.164273	10.416475	-20.87%	0
2017	11.098436	13.164273	18.61%	0
2016	11.400178	11.098436	-2.65%	0
2015	11.950375	11.400178	-4.60%	0
2014	12.233056	11.950375	-2.31%	0
2013	10.169301	12.233056	20.29%	0
2012	9.318976	10.169301	9.12%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	8.377818	8.401777	0.29%	0
2019	8.346709	8.377818	0.37%	0
2018	8.602022	8.346709	-2.97%	0
2017	8.808113	8.602022	-2.34%	0
2016	8.971467	8.808113	-1.82%	0
2015	9.235645	8.971467	-2.86%	0
2014	9.497887	9.235645	-2.76%	0
2013	9.916173	9.497887	-4.22%	0
2012	9.962244	9.916173	-0.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	27.452300	39.392402	43.49%	0
2019	20.665947	27.452300	32.84%	0
2018	21.477249	20.665947	-3.78%	0
2017	17.573139	21.477249	22.22%	0
2016	17.194915	17.573139	2.20%	0
2015	18.951205	17.194915	-9.27%	0
2014	18.243710	18.951205	3.88%	0
2013	14.579449	18.243710	25.13%	0
2012	13.333013	14.579449	9.35%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	6.272038	5.315505	-15.25%	0
2019	5.950288	6.272038	5.41%	0
2018	8.050776	5.950288	-26.09%	0
2017	8.118198	8.050776	-0.83%	0
2016	6.808220	8.118198	19.24%	0
2015	9.110614	6.808220	-25.27%	0
2014	10.879451	9.110614	-16.26%	0
2013	10.479966	10.879451	3.81%	0
2012	10.682506	10.479966	-1.90%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2020	14.803987	16.495111	11.42%	0
2019	12.474043	14.803987	18.68%	0
2018	13.533533	12.474043	-7.83%	0
2017	11.725941	13.533533	15.42%	0
2016	11.617079	11.725941	0.94%	0
2015	12.022743	11.617079	-3.37%	0
2014	11.906267	12.022743	0.98%	0
2013	9.725084	11.906267	22.43%	0
2012	9.002657	9.725084	8.02%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2020	11.556694	12.539122	8.50%	0
2019	10.466655	11.556694	10.41%	0
2018	11.084722	10.466655	-5.58%	0
2017	10.414797	11.084722	6.43%	0
2016	10.514959	10.414797	-0.95%	0
2015	10.870029	10.514959	-3.27%	0
2014	10.917499	10.870029	-0.43%	0
2013	9.879973	10.917499	10.50%	0
2012	9.593746	9.879973	2.98%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2020	10.100221	11.411657	12.98%	0
2020	11.411657	11.985931	5.03%	0
2018	10.927921	10.100221	-7.57%	0
2017	9.970586	10.927921	9.60%	0
2016	10.168278	9.970586	-1.94%	0
2015	10.604256	10.168278	-4.11%	0
2014	10.613688	10.604256	-0.09%	0
2013*	10.000000	10.613688	6.14%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2020	12.815328	14.111953	10.12%	0
2019	11.177987	12.815328	14.65%	0
2018	12.081447	11.177987	-7.48%	0
2017	10.936922	12.081447	10.46%	0
2016	10.956582	10.936922	-0.18%	0
2015	11.341473	10.956582	-3.39%	0
2014	11.298579	11.341473	0.38%	0
2013	9.709639	11.298579	16.36%	0
2012	9.206145	9.709639	5.47%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2020	10.307376	11.841191	14.88%	0
2020	11.841191	12.510927	5.66%	0
2018	11.239881	10.307376	-8.30%	0
2017	10.087014	11.239881	11.43%	0
2016	10.232063	10.087014	-1.42%	0
2015	10.700911	10.232063	-4.38%	0
2014	10.694383	10.700911	0.06%	0
2013*	10.000000	10.694383	6.94%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2020	13.954702	15.470145	10.86%	0
2019	11.936460	13.954702	16.91%	0
2018	13.010196	11.936460	-8.25%	0
2017	11.573512	13.010196	12.41%	0
2016	11.497428	11.573512	0.66%	0
2015	11.932108	11.497428	-3.64%	0
2014	11.844161	11.932108	0.74%	0
2013	9.933399	11.844161	19.24%	0
2012	9.309142	9.933399	6.71%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2020	9.789433	10.831177	10.64%	0
2020	10.831177	11.432864	5.56%	0
2018	10.471308	9.789433	-6.51%	0
2017	9.720944	10.471308	7.72%	0
2016	9.973164	9.720944	-2.53%	0
2015	10.410356	9.973164	-4.20%	0
2014	10.489370	10.410356	-0.75%	0
2013*	10.000000	10.489370	4.89%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2020	12.393523	13.548388	9.32%	0
2019	11.014176	12.393523	12.52%	0
2018	11.753255	11.014176	-6.29%	0
2017	10.821889	11.753255	8.61%	0
2016	10.898638	10.821889	-0.70%	0
2015	11.280391	10.898638	-3.38%	0
2014	11.276451	11.280391	0.03%	0
2013	9.948022	11.276451	13.35%	0
2012	9.529631	9.948022	4.39%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	34.988700	45.610674	30.36%	0
2019	24.305148	34.988700	43.96%	0
2018	26.639333	24.305148	-8.76%	0
2017	20.935418	26.639333	27.25%	0
2016	21.407462	20.935418	-2.21%	0
2015	22.889341	21.407462	-6.47%	0
2014	23.096713	22.889341	-0.90%	0
2013	15.335772	23.096713	50.61%	0
2012	12.458877	15.335772	23.09%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	16.424937	15.321826	-6.72%	0
2019	13.707420	16.424937	19.83%	0
2018	15.077607	13.707420	-9.09%	0
2017	14.854976	15.077607	1.50%	0
2016	14.792662	14.854976	0.42%	0
2015	14.659652	14.792662	0.91%	0
2014	11.694528	14.659652	25.35%	0
2013	12.008229	11.694528	-2.61%	0
2012	10.593671	12.008229	13.35%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	18.683649	19.256165	3.06%	0
2019	15.605125	18.683649	19.73%	0
2018	18.107534	15.605125	-13.82%	0
2017	16.531990	18.107534	9.53%	0
2016	13.318855	16.531990	24.12%	0
2015	14.648978	13.318855	-9.08%	0
2014	14.210507	14.648978	3.09%	0
2013	11.050866	14.210507	28.59%	0
2012	9.673843	11.050866	14.23%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	16.927842	22.441839	32.57%	0
2019	14.248584	16.927842	18.80%	0
2018	15.434524	14.248584	-7.68%	0
2017	13.016520	15.434524	18.58%	0
2016	13.132413	13.016520	-0.88%	0
2015	13.385070	13.132413	-1.89%	0
2014	13.681471	13.385070	-2.17%	0
2013	9.909741	13.681471	38.06%	0
2012	9.786069	9.909741	1.26%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	16.256813	15.965884	-1.79%	0
2019	13.362928	16.256813	21.66%	0
2018	14.962101	13.362928	-10.69%	0
2017	13.809638	14.962101	8.35%	0
2016	12.901544	13.809638	7.04%	0
2015	13.943286	12.901544	-7.47%	0
2014	13.050776	13.943286	6.84%	0
2013	10.013403	13.050776	30.33%	0
2012	8.747402	10.013403	14.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	12.263437	13.323323	8.64%	0
2019	10.292026	12.263437	19.15%	0
2018	11.728431	10.292026	-12.25%	0
2017	10.282568	11.728431	14.06%	0
2016	9.753063	10.282568	5.43%	0
2015	10.229962	9.753063	-4.66%	0
2014	10.118587	10.229962	1.10%	0
2013	8.257251	10.118587	22.54%	0
2012	7.398597	8.257251	11.61%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	14.486052	15.262335	5.36%	0
2019	13.041774	14.486052	11.07%	0
2018	14.236177	13.041774	-8.39%	0
2017	13.300981	14.236177	7.03%	0
2016	12.991733	13.300981	2.38%	0
2015	13.514402	12.991733	-3.87%	0
2014	13.418374	13.514402	0.72%	0
2013	12.284717	13.418374	9.23%	0
2012	11.663142	12.284717	5.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	17.647069	18.968786	7.49%	0
2019	15.278390	17.647069	15.50%	0
2018	16.966789	15.278390	-9.95%	0
2017	15.344348	16.966789	10.57%	0
2016	14.787702	15.344348	3.76%	0
2015	15.438053	14.787702	-4.21%	0
2014	15.237068	15.438053	1.32%	0
2013	13.241008	15.237068	15.07%	0
2012	12.250281	13.241008	8.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	9.682820	9.950763	2.77%	0
2019	9.179717	9.682820	5.48%	0
2018	9.709513	9.179717	-5.46%	0
2017	9.539401	9.709513	1.78%	0
2016	9.499832	9.539401	0.42%	0
2015	9.838802	9.499832	-3.45%	0
2014	9.834239	9.838802	0.05%	0
2013	9.741397	9.834239	0.95%	0
2012	9.618795	9.741397	1.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	9.794400	10.658047	8.82%	0
2020	10.658047	10.731770	0.69%	0
2018	10.779354	9.794400	-9.14%	0
2017	9.815073	10.779354	9.82%	0
2016	9.640805	9.815073	1.81%	0
2015	10.346648	9.640805	-6.82%	0
2014	10.486676	10.346648	-1.34%	0
2013*	10.000000	10.486676	4.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.055558	11.160127	10.98%	0
2020	11.160127	11.427318	2.39%	0
2018	11.117276	10.055558	-9.55%	0
2017	9.868967	11.117276	12.65%	0
2016	9.581074	9.868967	3.00%	0
2015	10.358979	9.581074	-7.51%	0
2014	10.573718	10.358979	-2.03%	0
2013*	10.000000	10.573718	5.74%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	11.578280	12.303370	6.26%	0
2019	10.211098	11.578280	13.39%	0
2018	11.244433	10.211098	-9.19%	0
2017	10.338656	11.244433	8.76%	0
2016	10.019068	10.338656	3.19%	0
2015	10.438995	10.019068	-4.02%	0
2014	10.306099	10.438995	1.29%	0
2013	9.176187	10.306099	12.31%	0
2012	8.599774	9.176187	6.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.123878	13.114771	8.17%	0
2019	10.333916	12.123878	17.32%	0
2018	11.632138	10.333916	-11.16%	0
2017	10.351185	11.632138	12.37%	0
2016	9.907430	10.351185	4.48%	0
2015	10.363774	9.907430	-4.40%	0
2014	10.253702	10.363774	1.07%	0
2013	8.700537	10.253702	17.85%	0
2012	7.942662	8.700537	9.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	10.751597	11.239363	4.54%	0
2019	9.838150	10.751597	9.28%	0
2018	10.614471	9.838150	-7.31%	0
2017	10.091510	10.614471	5.18%	0
2016	9.912794	10.091510	1.80%	0
2015	10.296835	9.912794	-3.73%	0
2014	10.208624	10.296835	0.86%	0
2013	9.593923	10.208624	6.41%	0
2012	9.221992	9.593923	4.03%	0

NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-12:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-12 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

2

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRASP	4,400,882	$42,647,549	$45,955,766	$151	$45,955,917	$-	$45,955,917	$45,038,535	$917,382	$45,955,917
WRBDP	4,932,179	26,781,698	29,848,066	-	29,848,066	29	29,848,037	29,659,909	188,128	29,848,037
WRBP	3,401,851	26,367,706	29,628,083	-	29,628,083	86	29,627,997	29,348,391	279,606	29,627,997
WRCEP	3,707,902	42,313,627	53,258,457	128	53,258,585	-	53,258,585	52,561,817	696,768	53,258,585
WRDIV	2,297,118	15,293,424	13,827,275	8	13,827,283	-	13,827,283	13,675,720	151,563	13,827,283
WRENG	1,836,470	7,578,459	4,556,098	-	4,556,098	1	4,556,097	4,549,274	6,823	4,556,097
WRGBP	792,572	3,905,056	4,167,265	-	4,167,265	16	4,167,249	4,160,648	6,601	4,167,249
WRGNR	1,686,438	7,208,365	5,565,921	-	5,565,921	22	5,565,899	5,546,263	19,636	5,565,899
WRGP	4,399,445	46,208,971	55,881,748	-	55,881,748	105	55,881,643	54,802,928	1,078,715	55,881,643
WRHIP	9,256,627	32,767,195	31,428,102	-	31,428,102	36	31,428,066	31,104,351	323,715	31,428,066
WRI2P	720,715	11,710,659	11,780,512	2	11,780,514	-	11,780,514	11,705,505	75,009	11,780,514
WRIP	3,232,219	11,983,800	13,878,177	-	13,878,177	17	13,878,160	13,779,980	98,180	13,878,160
WRLTBP	1,047,874	5,145,998	5,249,116	-	5,249,116	19	5,249,097	5,245,546	3,551	5,249,097
WRMCG	1,846,494	20,021,673	32,284,095	100	32,284,195	-	32,284,195	32,162,310	121,885	32,284,195
WRMMP	14,949,798	14,949,798	14,949,798	3	14,949,801	-	14,949,801	14,811,266	138,535	14,949,801
WRPAP	8,147,369	37,518,452	40,050,837	-	40,050,837	1	40,050,836	40,050,836	-	40,050,836
WRPCP	14,947,796	73,892,120	79,444,545	-	79,444,545	9	79,444,536	79,444,536	-	79,444,536
WRPMAP	103,951,535	531,007,588	538,780,806	-	538,780,806	73	538,780,733	537,188,669	1,592,064	538,780,733
WRPMAV	948,094	4,973,509	5,173,937	6	5,173,943	-	5,173,943	5,173,943	-	5,173,943
WRPMCP	26,017,415	133,447,599	136,945,267	4	136,945,271	-	136,945,271	136,945,271	-	136,945,271
WRPMCV	8,320,497	43,763,387	46,921,780	-	46,921,780	6	46,921,774	46,921,774	-	46,921,774
WRPMMV	40,620,558	218,425,495	234,181,580	21	234,181,601	-	234,181,601	234,181,601	-	234,181,601
WRPMP	90,719,991	461,270,523	466,863,217	-	466,863,217	72	466,863,145	466,745,461	117,684	466,863,145
WRRESP	1,129,669	8,446,442	7,876,956	100	7,877,056	-	7,877,056	7,836,602	40,454	7,877,056
WRSCP	2,621,958	24,056,601	31,673,257	150	31,673,407	-	31,673,407	31,332,304	341,103	31,673,407
WRSCV	554,815	8,180,054	7,683,966	-	7,683,966	74	7,683,892	7,641,886	42,006	7,683,892
WRSTP	1,868,345	47,726,103	67,021,655	25	67,021,680	-	67,021,680	66,311,021	710,659	67,021,680
WRVP	2,065,501	12,015,552	13,216,731	-	13,216,731	73	13,216,658	12,932,849	283,809	13,216,658
GVDMA	2,285,251	28,719,806	30,051,055	221	30,051,276	-	30,051,276	30,051,276	-	30,051,276
GVDMC	1,211,402	13,736,007	13,628,268	446	13,628,714	-	13,628,714	13,628,714	-	13,628,714
GVIDA	167,418	2,087,603	2,184,809	14	2,184,823	-	2,184,823	2,184,823	-	2,184,823
GVIDC	1,534,674	15,274,079	16,175,468	96	16,175,564	-	16,175,564	16,175,564	-	16,175,564
GVIDM	2,269,075	27,891,977	27,387,733	1,678	27,389,411	-	27,389,411	27,389,411	-	27,389,411
IDPG2	5,806,564	62,899,847	69,562,634	24	69,562,658	-	69,562,658	69,562,658	-	69,562,658
IDPGI2	1,347,466	14,477,297	15,374,582	-	15,374,582	5	15,374,577	15,374,577	-	15,374,577
NVDBL2	2,085,638	31,978,618	33,787,330	-	33,787,330	5	33,787,325	33,787,325	-	33,787,325

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVDCA2	1,823,848	31,616,215	33,412,902	-	33,412,902	45	33,412,857	33,412,857	-	33,412,857

Total (unaudited)			$2,269,657,794	$3,177	$2,269,660,971	$694	$2,269,660,277	$2,262,426,401	$7,233,876	$2,269,660,277

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	WRASP	WRBDP	WRBP	WRCEP	WRDIV	WRENG	WRGBP
Reinvested dividends	$31,265,207	849,016	681,023	371,030	262,561	347,441	76,350	148,479

Mortality and expense risk charges (note 2)	(29,253,876)	(643,585)	(403,781)	(394,632)	(727,710)	(191,765)	(60,034)	(56,976)

Net investment income (loss)	2,011,331	205,431	277,242	(23,602)	(465,149)	155,676	16,316	91,503

Realized gain (loss) on investments	(25,238,908)	(1,403,694)	(23,547)	(1,059,951)	(596,744)	(1,584,878)	(1,158,933)	(31,187)
Change in unrealized gain (loss) on investments	88,619,589	5,426,488	2,179,845	2,720,241	7,249,637	1,461,029	(678,666)	168,462

Net gain (loss) on investments	63,380,681	4,022,794	2,156,298	1,660,290	6,652,893	(123,849)	(1,837,599)	137,275

Reinvested capital gains	183,834,538	712,044	-	1,414,082	2,664,482	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$249,226,550	4,940,269	2,433,540	3,050,770	8,852,226	31,827	(1,821,283)	228,778

Investment Activity:	WRGNR	WRGP	WRHIP	WRI2P	WRIP	WRLTBP	WRMCG	WRMMP
Reinvested dividends	$127,347	-	2,166,598	263,323	53,034	133,902	-	58,608

Mortality and expense risk charges (note 2)	(80,980)	(754,488)	(462,637)	(164,121)	(188,620)	(74,905)	(397,334)	(238,641)

Net investment income (loss)	46,367	(754,488)	1,703,961	99,202	(135,586)	58,997	(397,334)	(180,033)

Realized gain (loss) on investments	(996,491)	(4,087)	(1,107,061)	(615,880)	(3,562,505)	28,813	1,229,498	-

Change in unrealized gain (loss) on investments	11,824	6,944,750	588,963	1,056,059	5,896,575	33,517	7,912,306	-

Net gain (loss) on investments	(984,667)	6,940,663	(518,098)	440,179	2,334,070	62,330	9,141,804	-

Reinvested capital gains	-	6,845,376	-	2,043	-	-	1,853,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(938,300)	13,031,551	1,185,863	541,424	2,198,484	121,327	10,597,784	(180,033)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP
Reinvested dividends	$554,754	1,176,200	9,026,930	68,650	2,420,260	632,589	2,994,649	8,142,809
Mortality and expense risk charges (note 2)	(529,700)	(966,482)	(6,685,881)	(74,557)	(1,793,393)	(596,498)	(2,960,970)	(6,038,176)

Net investment income (loss)	25,054	209,718	2,341,049	(5,907)	626,867	36,091	33,679	2,104,633

Realized gain (loss) on investments	(1,753,755)	(1,495,465)	(4,945,298)	(42,732)	(1,656,075)	(100,600)	(159,495)	(5,250,422)
Change in unrealized gain (loss) on investments	1,651,412	4,502,217	1,968,740	(47,189)	4,059,796	869,452	(104,838)	7,098,542

Net gain (loss) on investments	(102,343)	3,006,752	(2,976,558)	(89,921)	2,403,721	768,852	(264,333)	1,848,120

Reinvested capital gains	4,806,318	4,387,829	65,050,438	485,198	11,508,734	2,741,488	16,530,000	48,467,867

Net increase (decrease) in contract owners’ equity resulting from operations	$4,729,029	7,604,299	64,414,929	389,370	14,539,322	3,546,431	16,299,346	52,420,620

Investment Activity:	WRRESP	WRSCP	WRSCV	WRSTP	WRVP	GVDMA	GVDMC	GVIDA
Reinvested dividends	$129,543	-	-	-	251,395	60,828	17,666	4,566
Mortality and expense risk charges (note 2)	(113,425)	(395,954)	(97,877)	(847,890)	(182,534)	(374,300)	(185,109)	(28,606)

Net investment income (loss)	16,118	(395,954)	(97,877)	(847,890)	68,861	(313,472)	(167,443)	(24,040)

Realized gain (loss) on investments	(311,361)	(927,452)	(498,039)	2,393,805	(669,909)	804,023	(222,565)	(18,434)
Change in unrealized gain (loss) on investments	(742,673)	9,751,633	632,290	8,210,213	(72,904)	605,806	883,453	121,207

Net gain (loss) on investments	(1,054,034)	8,824,181	134,251	10,604,018	(742,813)	1,409,829	660,888	102,773

Reinvested capital gains	592,839	-	353,571	6,974,904	525,291	1,731,603	375,249	134,561

Net increase (decrease) in contract owners’ equity resulting from operations	$(445,077)	8,428,227	389,945	16,731,032	(148,661)	2,827,960	868,694	213,294

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIDC	GVIDM	IDPG2	IDPGI2	NVDBL2	NVDCA2
Reinvested dividends	$14,919	35,361	80,795	18,018	41,162	55,401
Mortality and expense risk charges (note 2)	(184,220)	(370,149)	(912,734)	(199,121)	(444,377)	(431,714)

Net investment income (loss)	(169,301)	(334,788)	(831,939)	(181,103)	(403,215)	(376,313)

Realized gain (loss) on investments	114,361	239,500	376,142	14,657	(156,340)	(86,807)
Change in unrealized gain (loss) on investments	845,217	791,179	2,391,975	457,253	2,077,456	1,698,322

Net gain (loss) on investments	959,578	1,030,679	2,768,117	471,910	1,921,116	1,611,515

Reinvested capital gains	142,056	1,459,792	1,210,753	161,988	907,964	1,794,754

Net increase (decrease) in contract owners’ equity resulting from operations	$932,333	2,155,683	3,146,931	452,795	2,425,865	3,029,956

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		WRASP		WRBDP		WRBP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,011,331	19,805,926	205,431	250,258	277,242	326,169	(23,602)	78,438
Realized gain (loss) on investments	(25,238,908)	(15,698,240)	(1,403,694)	(1,727,703)	(23,547)	(341,896)	(1,059,951)	(1,507,222)
Change in unrealized gain (loss) on investments	88,619,589	200,207,336	5,426,488	8,614,139	2,179,845	2,631,148	2,720,241	4,292,729
Reinvested capital gains	183,834,538	185,586,988	712,044	1,866,507	-	-	1,414,082	2,177,285

Net increase (decrease) in contract owners’ equity resulting from operations	249,226,550	389,902,010	4,940,269	9,003,201	2,433,540	2,615,421	3,050,770	5,041,230

Equity transactions:
Purchase payments received from contract owners (note 4)	15,618,004	41,810,478	401,211	364,783	173,626	449,380	131,447	688,796
Transfers between funds	-	-	(2,263,947)	(3,031,390)	3,786,331	1,692,713	498,988	(280,913)
Redemptions (notes 2, 3, and 4)	(274,707,298)	(371,393,020)	(4,880,200)	(7,965,979)	(3,408,566)	(4,153,547)	(2,147,172)	(3,758,365)
Adjustments to maintain reserves	(191,097)	199,210	(6,866)	29,021	(7,149)	7,084	(12,402)	12,359

Net equity transactions	(259,280,391)	(329,383,332)	(6,749,802)	(10,603,565)	544,242	(2,004,370)	(1,529,139)	(3,338,123)

Net change in contract owners’ equity	(10,053,841)	60,518,678	(1,809,533)	(1,600,364)	2,977,782	611,051	1,521,631	1,703,107
Contract owners’ equity at beginning of period	2,279,714,118	2,219,195,440	47,765,450	49,365,814	26,870,255	26,259,204	28,106,366	26,403,259

Contract owners’ equity at end of period	$2,269,660,277	2,279,714,118	45,955,917	47,765,450	29,848,037	26,870,255	29,627,997	28,106,366

CHANGE IN UNITS:
Beginning units	129,194,348	147,489,726	1,537,707	1,913,263	1,858,276	2,006,958	1,144,277	1,292,682
Units purchased	7,767,673	9,033,818	42,614	32,448	349,969	239,443	99,926	127,030
Units redeemed	(21,383,869)	(27,329,196)	(260,469)	(408,004)	(318,322)	(388,125)	(172,490)	(275,435)

Ending units	115,578,152	129,194,348	1,319,852	1,537,707	1,889,923	1,858,276	1,071,713	1,144,277

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRCEP		WRDIV		WRENG		WRGBP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(465,149)	(458,707)	155,676	216,480	16,316	(86,252)	91,503	89,829
Realized gain (loss) on investments	(596,744)	(1,202,106)	(1,584,878)	(829,469)	(1,158,933)	(849,346)	(31,187)	(54,750)
Change in unrealized gain (loss) on investments	7,249,637	9,241,039	1,461,029	(402,865)	(678,666)	1,074,369	168,462	284,286
Reinvested capital gains	2,664,482	4,945,119	-	4,138,884	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,852,226	12,525,345	31,827	3,123,030	(1,821,283)	138,771	228,778	319,365

Equity transactions:
Purchase payments received from contract owners (note 4)	633,225	890,526	43,194	168,928	20,589	133,783	21,982	37,868
Transfers between funds	(1,650,232)	(2,475,737)	(389,278)	(974,492)	1,118,782	780,972	101,432	20,378
Redemptions (notes 2, 3, and 4)	(5,674,686)	(6,071,456)	(1,678,724)	(2,514,320)	(369,651)	(680,507)	(197,554)	(708,037)
Adjustments to maintain reserves	(16,670)	16,813	(3,752)	6,695	(4,557)	4,544	19	(16)

Net equity transactions	(6,708,363)	(7,639,854)	(2,028,560)	(3,313,189)	765,163	238,792	(74,121)	(649,807)

Net change in contract owners’ equity	2,143,863	4,885,491	(1,996,733)	(190,159)	(1,056,120)	377,563	154,657	(330,442)
Contract owners’ equity at beginning of period	51,114,722	46,229,231	15,824,016	16,014,175	5,612,217	5,234,654	4,012,592	4,343,034

Contract owners’ equity at end of period	$53,258,585	51,114,722	13,827,283	15,824,016	4,556,097	5,612,217	4,167,249	4,012,592

CHANGE IN UNITS:
Beginning units	1,488,511	1,738,196	669,781	823,567	814,529	773,262	356,525	416,410
Units purchased	50,891	59,677	39,614	18,380	480,517	205,346	46,074	35,083
Units redeemed	(243,529)	(309,362)	(133,916)	(172,166)	(224,692)	(164,079)	(55,078)	(94,968)

Ending units	1,295,873	1,488,511	575,479	669,781	1,070,354	814,529	347,521	356,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRGNR		WRGP		WRHIP		WRI2P
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$46,367	(35,459)	(754,488)	(716,702)	1,703,961	1,723,498	99,202	9,775
Realized gain (loss) on investments	(996,491)	(771,268)	(4,087)	133,832	(1,107,061)	(470,871)	(615,880)	(236,136)
Change in unrealized gain (loss) on investments	11,824	1,344,946	6,944,750	2,693,894	588,963	1,921,046	1,056,059	1,155,800
Reinvested capital gains	-	-	6,845,376	11,998,684	-	-	2,043	1,033,935

Net increase (decrease) in contract owners’ equity resulting from operations	(938,300)	538,219	13,031,551	14,109,708	1,185,863	3,173,673	541,424	1,963,374

Equity transactions:
Purchase payments received from contract owners (note 4)	75,772	45,840	570,039	934,286	290,391	245,617	26,893	157,870
Transfers between funds	138,124	428,683	(1,894,513)	(1,668,592)	(378,468)	(385,633)	(160,292)	131,610
Redemptions (notes 2, 3, and 4)	(678,485)	(1,034,783)	(6,045,677)	(5,987,595)	(3,066,974)	(4,567,003)	(1,275,182)	(1,736,213)
Adjustments to maintain reserves	1,488	(1,513)	(99,235)	52,237	10,870	17,943	(3,090)	3,083

Net equity transactions	(463,101)	(561,773)	(7,469,386)	(6,669,664)	(3,144,181)	(4,689,076)	(1,411,671)	(1,443,650)

Net change in contract owners’ equity	(1,401,401)	(23,554)	5,562,165	7,440,044	(1,958,318)	(1,515,403)	(870,247)	519,724
Contract owners’ equity at beginning of period	6,967,300	6,990,854	50,319,478	42,879,434	33,386,384	34,901,787	12,650,761	12,131,037

Contract owners’ equity at end of period	$5,565,899	6,967,300	55,881,643	50,319,478	31,428,066	33,386,384	11,780,514	12,650,761

CHANGE IN UNITS:
Beginning units	793,842	858,894	1,327,752	1,524,296	1,386,642	1,586,197	648,426	724,916
Units purchased	138,396	131,954	61,302	90,081	121,984	90,127	47,413	64,753
Units redeemed	(199,647)	(197,006)	(243,952)	(286,625)	(258,389)	(289,682)	(123,298)	(141,243)

Ending units	732,591	793,842	1,145,102	1,327,752	1,250,237	1,386,642	572,541	648,426

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRIP		WRLTBP		WRMCG		WRMMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(135,586)	(112,264)	58,997	16,674	(397,334)	(369,220)	(180,033)	68,967
Realized gain (loss) on investments	(3,562,505)	(1,933,540)	28,813	8,439	1,229,498	1,456,485	-	-
Change in unrealized gain (loss) on investments	5,896,575	(3,842,497)	33,517	106,515	7,912,306	2,104,874	-	-
Reinvested capital gains	-	8,770,059	-	-	1,853,314	4,103,041	-	2,090

Net increase (decrease) in contract owners’ equity resulting from operations	2,198,484	2,881,758	121,327	131,628	10,597,784	7,295,180	(180,033)	71,057

Equity transactions:
Purchase payments received from contract owners (note 4)	48,357	182,303	25,663	56,364	93,354	233,715	5,302,803	7,380,995
Transfers between funds	(853,394)	(29,659)	1,700,062	128,169	(1,456,274)	(735,116)	14,945,507	25,317,831
Redemptions (notes 2, 3, and 4)	(1,228,098)	(2,125,044)	(1,185,443)	(624,954)	(2,164,523)	(3,065,065)	(20,114,018)	(31,603,308)
Adjustments to maintain reserves	(6,244)	7,181	45	(74)	(8,701)	8,829	10,573	(9,878)

Net equity transactions	(2,039,379)	(1,965,219)	540,327	(440,495)	(3,536,144)	(3,557,637)	144,865	1,085,640

Net change in contract owners’ equity	159,105	916,539	661,654	(308,867)	7,061,640	3,737,543	(35,168)	1,156,697
Contract owners’ equity at beginning of period	13,719,055	12,802,516	4,587,443	4,896,310	25,222,555	21,485,012	14,984,969	13,828,272

Contract owners’ equity at end of period	$13,878,160	13,719,055	5,249,097	4,587,443	32,284,195	25,222,555	14,949,801	14,984,969

CHANGE IN UNITS:
Beginning units	556,339	642,811	449,101	493,200	658,975	762,792	1,526,705	1,406,996
Units purchased	17,648	43,039	270,152	124,469	38,949	33,877	2,744,947	3,757,276
Units redeemed	(99,800)	(129,511)	(217,191)	(168,568)	(123,326)	(137,694)	(2,723,450)	(3,637,567)

Ending units	474,187	556,339	502,062	449,101	574,598	658,975	1,548,202	1,526,705

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$25,054	534,372	209,718	456,310	2,341,049	8,330,814	(5,907)	24,879
Realized gain (loss) on investments	(1,753,755)	(681,566)	(1,495,465)	(1,259,747)	(4,945,298)	(5,683,721)	(42,732)	(15,519)
Change in unrealized gain (loss) on investments	1,651,412	4,400,088	4,502,217	5,882,794	1,968,740	48,716,319	(47,189)	480,409
Reinvested capital gains	4,806,318	3,543,623	4,387,829	3,503,079	65,050,438	54,410,846	485,198	298,631

Net increase (decrease) in contract owners’ equity resulting from operations	4,729,029	7,796,517	7,604,299	8,582,436	64,414,929	105,774,258	389,370	788,400

Equity transactions:
Purchase payments received from contract owners (note 4)	336,639	533,143	523,234	3,728,907	734,692	1,249,693	28,682	516,837
Transfers between funds	(877,577)	1,619,330	16,569,067	4,063,361	(14,170,288)	(11,180,104)	(1,252)	17,287
Redemptions (notes 2, 3, and 4)	(5,562,521)	(5,779,185)	(14,950,970)	(13,343,766)	(74,497,653)	(110,527,420)	(681,522)	(290,121)
Adjustments to maintain reserves	58	(51)	73	(66)	(256)	153	56	(33)

Net equity transactions	(6,103,401)	(3,626,763)	2,141,404	(5,551,564)	(87,933,505)	(120,457,678)	(654,036)	243,970

Net change in contract owners’ equity	(1,374,372)	4,169,754	9,745,703	3,030,872	(23,518,576)	(14,683,420)	(264,666)	1,032,370
Contract owners’ equity at beginning of period	41,425,208	37,255,454	69,698,833	66,667,961	562,299,309	576,982,729	5,438,609	4,406,239

Contract owners’ equity at end of period	$40,050,836	41,425,208	79,444,536	69,698,833	538,780,733	562,299,309	5,173,943	5,438,609

CHANGE IN UNITS:
Beginning units	2,122,855	2,316,383	4,540,374	4,911,950	30,041,030	36,935,522	397,119	378,097
Units purchased	31,940	158,535	1,235,999	640,451	107,171	169,428	7,054	41,466
Units redeemed	(355,403)	(352,063)	(1,120,188)	(1,012,027)	(4,816,540)	(7,063,920)	(54,126)	(22,444)

Ending units	1,799,392	2,122,855	4,656,185	4,540,374	25,331,661	30,041,030	350,047	397,119

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$626,867	1,425,772	36,091	150,300	33,679	1,140,923	2,104,633	6,379,005
Realized gain (loss) on investments	(1,656,075)	(828,720)	(100,600)	46,851	(159,495)	540,188	(5,250,422)	(3,489,958)
Change in unrealized gain (loss) on investments	4,059,796	10,689,020	869,452	3,187,381	(104,838)	19,343,658	7,098,542	37,662,571
Reinvested capital gains	11,508,734	9,523,227	2,741,488	1,932,576	16,530,000	10,266,721	48,467,867	40,838,901

Net increase (decrease) in contract owners’ equity resulting from operations	14,539,322	20,809,299	3,546,431	5,317,108	16,299,346	31,291,490	52,420,620	81,390,519

Equity transactions:
Purchase payments received from contract owners (note 4)	597,404	1,892,091	209,201	3,000,966	2,140,978	11,158,187	852,612	2,674,675
Transfers between funds	(1,609,488)	(1,733,628)	(752,111)	(175,065)	(2,953,561)	(4,131,360)	(8,918,639)	(9,705,076)
Redemptions (notes 2, 3, and 4)	(17,218,995)	(24,378,085)	(1,717,756)	(1,805,203)	(9,991,929)	(7,276,026)	(63,724,456)	(89,534,792)
Adjustments to maintain reserves	70	(56)	9	(32)	150	(114)	(402)	327

Net equity transactions	(18,231,009)	(24,219,678)	(2,260,657)	1,020,666	(10,804,362)	(249,313)	(71,790,885)	(96,564,866)

Net change in contract owners’ equity	(3,691,687)	(3,410,379)	1,285,774	6,337,774	5,494,984	31,042,177	(19,370,265)	(15,174,347)
Contract owners’ equity at beginning of period	140,636,958	144,047,337	45,636,000	39,298,226	228,686,617	197,644,440	486,233,410	501,407,757

Contract owners’ equity at end of period	$136,945,271	140,636,958	46,921,774	45,636,000	234,181,601	228,686,617	466,863,145	486,233,410

CHANGE IN UNITS:
Beginning units	8,548,269	10,090,343	3,607,397	3,521,964	17,173,783	17,181,492	28,515,049	34,523,533
Units purchased	212,320	259,241	55,259	326,838	203,437	949,367	96,936	213,526
Units redeemed	(1,328,240)	(1,801,315)	(232,877)	(241,405)	(1,034,117)	(957,076)	(4,331,317)	(6,222,010)

Ending units	7,432,349	8,548,269	3,429,779	3,607,397	16,343,103	17,173,783	24,280,668	28,515,049

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRRESP		WRSCP		WRSCV		WRSTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,118	8,097	(395,954)	(421,501)	(97,877)	(117,038)	(847,890)	(799,935)
Realized gain (loss) on investments	(311,361)	(469,362)	(927,452)	(1,475,194)	(498,039)	(324,935)	2,393,805	3,732,199
Change in unrealized gain (loss) on investments	(742,673)	2,325,514	9,751,633	5,156,653	632,290	561,901	8,210,213	12,123,073
Reinvested capital gains	592,839	40,521	-	2,028,544	353,571	1,468,196	6,974,904	4,906,723

Net increase (decrease) in contract owners’ equity resulting from operations	(445,077)	1,904,770	8,428,227	5,288,502	389,945	1,588,124	16,731,032	19,962,060

Equity transactions:
Purchase payments received from contract owners (note 4)	32,715	89,540	493,982	547,100	17,915	77,781	431,520	986,131
Transfers between funds	80,011	(760,777)	(1,310,295)	(356,883)	365,979	(297,624)	(2,930,681)	(2,951,158)
Redemptions (notes 2, 3, and 4)	(709,371)	(1,338,909)	(2,721,695)	(4,096,066)	(946,124)	(890,209)	(4,375,638)	(5,722,857)
Adjustments to maintain reserves	(1,152)	1,285	(2,491)	4,865	(3,259)	3,153	(15,404)	18,540

Net equity transactions	(597,797)	(2,008,861)	(3,540,499)	(3,900,984)	(565,489)	(1,106,899)	(6,890,203)	(7,669,344)

Net change in contract owners’ equity	(1,042,874)	(104,091)	4,887,728	1,387,518	(175,544)	481,225	9,840,829	12,292,716
Contract owners’ equity at beginning of period	8,919,930	9,024,021	26,785,679	25,398,161	7,859,436	7,378,211	57,180,851	44,888,136

Contract owners’ equity at end of period	$7,877,056	8,919,930	31,673,407	26,785,679	7,683,892	7,859,436	67,021,680	57,180,851

CHANGE IN UNITS:
Beginning units	330,977	411,999	1,034,743	1,183,535	279,880	321,724	1,077,228	1,242,603
Units purchased	26,368	14,139	49,301	69,457	30,213	17,533	43,900	44,344
Units redeemed	(50,876)	(95,161)	(181,829)	(218,249)	(50,162)	(59,377)	(174,418)	(209,719)

Ending units	306,469	330,977	902,215	1,034,743	259,931	279,880	946,710	1,077,228

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRVP		GVDMA		GVDMC		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$68,861	(97,427)	(313,472)	201,980	(167,443)	102,415	(24,040)	11,069
Realized gain (loss) on investments	(669,909)	(343,915)	804,023	1,684,797	(222,565)	(110,478)	(18,434)	(12,069)
Change in unrealized gain (loss) on investments	(72,904)	2,854,552	605,806	940,361	883,453	951,672	121,207	233,731
Reinvested capital gains	525,291	816,963	1,731,603	2,946,011	375,249	734,524	134,561	183,565

Net increase (decrease) in contract owners’ equity resulting from operations	(148,661)	3,230,173	2,827,960	5,773,149	868,694	1,678,133	213,294	416,296

Equity transactions:
Purchase payments received from contract owners (note 4)	326,646	159,818	168,547	2,450	10,130	6,845	3,664	39,490
Transfers between funds	164,485	(527,315)	(464,439)	(744,739)	(77,040)	328,073	(163,805)	137,428
Redemptions (notes 2, 3, and 4)	(2,077,309)	(2,104,175)	(3,546,632)	(4,465,594)	(1,517,983)	(2,697,521)	(20,985)	(475,088)
Adjustments to maintain reserves	(15,283)	17,356	(684)	(62)	(1,401)	(70)	62	(41)

Net equity transactions	(1,601,461)	(2,454,316)	(3,843,208)	(5,207,945)	(1,586,294)	(2,362,673)	(181,064)	(298,211)

Net change in contract owners’ equity	(1,750,122)	775,857	(1,015,248)	565,204	(717,600)	(684,540)	32,230	118,085
Contract owners’ equity at beginning of period	14,966,780	14,190,923	31,066,524	30,501,320	14,346,314	15,030,854	2,152,593	2,034,508

Contract owners’ equity at end of period	$13,216,658	14,966,780	30,051,276	31,066,524	13,628,714	14,346,314	2,184,823	2,152,593

CHANGE IN UNITS:
Beginning units	571,083	674,862	1,883,350	2,222,192	988,246	1,157,549	130,553	151,396
Units purchased	58,860	21,279	18,145	13,305	14,021	29,576	1,633	19,702
Units redeemed	(128,809)	(125,058)	(257,394)	(352,147)	(126,749)	(198,879)	(12,944)	(40,545)

Ending units	501,134	571,083	1,644,101	1,883,350	875,518	988,246	119,242	130,553

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		IDPG2		IDPGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(169,301)	86,589	(334,788)	193,986	(831,939)	579,055	(181,103)	121,285
Realized gain (loss) on investments	114,361	(116,259)	239,500	768,134	376,142	181,390	14,657	5,924
Change in unrealized gain (loss) on investments	845,217	651,776	791,179	852,597	2,391,975	6,514,011	457,253	1,150,245
Reinvested capital gains	142,056	230,510	1,459,792	2,532,522	1,210,753	1,671,069	161,988	318,405

Net increase (decrease) in contract owners’ equity resulting from operations	932,333	852,616	2,155,683	4,347,239	3,146,931	8,945,525	452,795	1,595,859

Equity transactions:
Purchase payments received from contract owners (note 4)	3,991	61,641	177,938	3,801	353,047	1,923,357	96,355	494,183
Transfers between funds	9,053,050	7,611,410	(254,184)	(266,664)	(4,466,027)	19,780	275,228	145,340
Redemptions (notes 2, 3, and 4)	(4,583,156)	(7,951,893)	(3,109,838)	(4,545,343)	(3,094,557)	(2,164,207)	(801,860)	(633,608)
Adjustments to maintain reserves	(347)	(49)	(5,405)	(58)	51	6	53	(53)

Net equity transactions	4,473,538	(278,891)	(3,191,489)	(4,808,264)	(7,207,486)	(221,064)	(430,224)	5,862

Net change in contract owners’ equity	5,405,871	573,725	(1,035,806)	(461,025)	(4,060,555)	8,724,461	22,571	1,601,721
Contract owners’ equity at beginning of period	10,769,693	10,195,968	28,425,217	28,886,242	73,623,213	64,898,752	15,352,006	13,750,285

Contract owners’ equity at end of period	$16,175,564	10,769,693	27,389,411	28,425,217	69,562,658	73,623,213	15,374,577	15,352,006

CHANGE IN UNITS:
Beginning units	816,028	835,051	1,819,765	2,146,927	5,611,603	5,624,921	1,227,552	1,225,631
Units purchased	709,418	601,079	24,717	17,684	94,527	210,157	58,487	74,137
Units redeemed	(361,950)	(620,102)	(231,716)	(344,846)	(652,216)	(223,475)	(94,552)	(72,216)

Ending units	1,163,496	816,028	1,612,766	1,819,765	5,053,914	5,611,603	1,191,487	1,227,552

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDBL2		NVDCA2
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(403,215)	253,663	(376,313)	239,829
Realized gain (loss) on investments	(156,340)	24,229	(86,807)	455,042
Change in unrealized gain (loss) on investments	2,077,456	1,860,284	1,698,322	2,449,303
Reinvested capital gains	907,964	1,927,972	1,794,754	2,428,255

Net increase (decrease) in contract owners’ equity resulting from operations	2,425,865	4,066,148	3,029,956	5,572,429

Equity transactions:
Purchase payments received from contract owners (note 4)	179,920	604,432	39,646	88,356
Transfers between funds	1,138,590	50,334	(1,939,851)	(80,774)
Redemptions (notes 2, 3, and 4)	(2,670,350)	(2,209,347)	(2,071,045)	(2,567,429)
Adjustments to maintain reserves	11	(36)	65	(61)

Net equity transactions	(1,351,829)	(1,554,617)	(3,971,185)	(2,559,908)

Net change in contract owners’ equity	1,074,036	2,511,531	(941,229)	3,012,521
Contract owners’ equity at beginning of period	32,713,289	30,201,758	34,354,086	31,341,565

Contract owners’ equity at end of period	$33,787,325	32,713,289	33,412,857	34,354,086

CHANGE IN UNITS:
Beginning units	1,755,091	1,843,356	1,504,985	1,624,256
Units purchased	103,105	74,578	34,466	15,013
Units redeemed	(180,772)	(162,843)	(209,125)	(134,284)

Ending units	1,677,424	1,755,091	1,330,326	1,504,985

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-12 (the Separate Account) The Nationwide Variable Account-12 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2020.

There were no subaccount mergers for the one-year period ending December 31, 2020.

There were no subaccount name changes for the one-year period ended December 31, 2020.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.50% to 4.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.25% - 1.50% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Five-Year Enhanced Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
One-Month Enhanced Death Benefit Option	0.30%
Combination Enhanced Death Benefit Option	0.40% - 0.65%
Combination Enhanced III Death Benefit Option	0.65%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.50%
4% Extra Value Credit Option	0.60%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Spousal Protection Annuity Option	0.10%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.30% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $1,284,347 and $2,672,474, respectively, and total transfers from the Separate Account to the fixed account were $7,103,135 and $5,570,589, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,269,657,794	$-	$-	$2,269,657,794

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
WRASP	$2,022,875	$7,827,733
WRBDP	4,891,506	4,062,875
WRBP	3,735,709	3,861,969
WRCEP	3,926,553	8,418,904
WRDIV	830,156	2,699,292
WRENG	1,415,136	629,099
WRGBP	618,082	600,718
WRGNR	664,648	1,082,869
WRGP	8,251,067	9,580,495
WRHIP	3,699,653	5,121,826
WRI2P	721,111	2,028,446
WRIP	323,238	2,491,960
WRLTBP	2,850,304	2,251,024
WRMCG	2,797,617	4,869,066
WRMMP	13,031,358	13,077,127
WRPAP	5,755,786	7,027,873
WRPCP	22,313,594	15,574,716
WRPMAP	74,776,431	95,318,256
WRPMAV	635,061	809,863
WRPMCP	15,948,960	22,044,439
WRPMCV	3,935,292	3,418,380
WRPMMV	20,693,796	14,934,631
WRPMP	56,892,133	78,110,141
WRRESP	1,092,186	1,079,874
WRSCP	710,017	4,643,960
WRSCV	874,202	1,180,738
WRSTP	8,455,406	9,203,183
WRVP	1,612,657	2,604,687
GVDMA	2,033,243	4,458,595
GVDMC	547,485	1,926,486
GVIDA	162,998	233,604
GVIDC	8,581,318	4,135,157
GVIDM	1,707,037	3,775,240
IDPG2	2,036,388	8,865,110
IDPGI2	699,564	1,148,956
NVDBL2	2,564,759	3,411,851
NVDCA2	2,546,304	5,099,112

	$284,353,630	$357,608,255

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	1.25%	to	2.40%	1,319,852	$35.09	to	$28.81	$45,038,535	1.96%	12.45%	to	11.15%
2019	1.25%	to	2.40%	1,537,707	31.20	to	25.92	46,843,513	1.99%	20.26%	to	18.86%
2018	1.25%	to	2.40%	1,913,263	25.95	to	21.81	48,577,290	1.70%	-6.63%	to	-7.72%
2017	1.25%	to	2.60%	2,429,938	27.79	to	22.97	66,189,451	1.52%	16.80%	to	15.21%
2016	1.25%	to	2.60%	2,939,549	23.79	to	19.94	68,574,375	0.59%	-3.78%	to	-5.09%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2020	1.25%	to	2.40%	1,889,923	16.20	to	13.30	29,659,909	2.48%	9.58%	to	8.30%
2019	1.25%	to	2.40%	1,858,276	14.78	to	12.28	26,709,873	2.71%	10.78%	to	9.49%
2018	1.25%	to	2.40%	2,006,958	13.34	to	11.22	26,104,532	2.13%	-3.14%	to	-4.27%
2017	1.25%	to	2.60%	2,340,899	13.78	to	11.39	31,511,733	1.63%	2.72%	to	1.32%
2016	1.25%	to	2.60%	2,746,268	13.41	to	11.24	36,067,498	2.33%	2.74%	to	1.34%
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2020	1.25%	to	2.40%	1,071,713	27.99	to	22.98	29,348,391	1.40%	12.69%	to	11.38%
2019	1.25%	to	2.40%	1,144,277	24.84	to	20.63	27,830,224	1.77%	20.57%	to	19.16%
2018	1.25%	to	2.40%	1,292,682	20.60	to	17.32	26,175,140	1.58%	-4.46%	to	-5.58%
2017	1.25%	to	2.50%	1,442,927	21.56	to	18.08	30,638,032	1.62%	9.98%	to	8.59%
2016	1.25%	to	2.50%	1,635,291	19.61	to	16.65	31,654,943	1.36%	0.76%	to	-0.51%
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
2020	1.25%	to	2.40%	1,295,873	41.75	to	34.28	52,561,817	0.54%	20.00%	to	18.60%
2019	1.25%	to	2.40%	1,488,511	34.79	to	28.90	50,457,875	0.57%	29.45%	to	27.95%
2018	1.25%	to	2.40%	1,738,196	26.87	to	22.59	45,689,142	0.47%	-5.71%	to	-6.82%
2017	1.25%	to	2.60%	2,034,888	28.50	to	23.56	56,924,968	0.44%	19.25%	to	17.62%
2016	1.25%	to	2.60%	2,301,348	23.90	to	20.03	54,093,590	0.45%	2.45%	to	1.05%
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
2020	1.25%	to	2.30%	575,479	24.56	to	20.52	13,675,720	2.65%	1.86%	to	0.78%
2019	1.25%	to	2.30%	669,781	24.12	to	20.36	15,659,893	2.82%	21.61%	to	20.32%
2018	1.25%	to	2.30%	823,567	19.83	to	16.92	15,869,513	1.71%	-12.79%	to	-13.72%
2017	1.25%	to	2.60%	1,047,662	22.74	to	18.80	23,176,497	1.29%	14.12%	to	12.57%
2016	1.25%	to	2.60%	1,281,688	19.93	to	16.70	24,834,040	1.25%	5.62%	to	4.18%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	1.25%	to	2.40%	1,070,354	4.49	to	3.78	4,549,274	2.05%	-37.63%	to	-38.35%
2019	1.25%	to	2.40%	814,529	7.19	to	6.13	5,600,383	0.00%	2.18%	to	0.99%
2018	1.25%	to	2.40%	773,262	7.04	to	6.07	5,226,861	0.00%	-34.97%	to	-35.73%
2017	1.25%	to	2.40%	864,203	10.83	to	9.44	9,028,210	0.72%	-13.73%	to	-14.74%
2016	1.25%	to	2.40%	936,238	12.55	to	11.07	11,400,376	0.14%	32.87%	to	31.33%
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
2020	1.25%	to	2.30%	347,521	12.26	to	11.05	4,160,648	3.90%	6.80%	to	5.67%
2019	1.25%	to	2.30%	356,525	11.48	to	10.46	4,006,396	3.62%	8.05%	to	6.90%
2018	1.25%	to	2.30%	416,410	10.62	to	9.78	4,337,285	2.79%	-1.43%	to	-2.49%
2017	1.25%	to	2.30%	395,190	10.77	to	10.03	4,184,604	2.83%	2.97%	to	1.88%
2016	1.25%	to	2.30%	466,442	10.46	to	9.85	4,820,950	3.63%	5.70%	to	4.58%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2020	1.25%	to	2.40%	732,591	7.87	to	6.55	5,546,263	2.35%	-13.09%	to	-14.10%
2019	1.25%	to	2.40%	793,842	9.05	to	7.63	6,942,544	1.00%	8.09%	to	6.83%
2018	1.25%	to	2.40%	858,894	8.37	to	7.14	6,968,923	0.31%	-24.20%	to	-25.09%
2017	1.25%	to	2.40%	1,012,288	11.05	to	9.53	10,856,229	0.14%	1.68%	to	0.50%
2016	1.25%	to	2.40%	1,139,208	10.86	to	9.48	12,059,020	0.70%	22.27%	to	20.85%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2020	1.25%	to	2.40%	1,145,102	48.75	to	40.03	54,802,928	0.00%	28.92%	to	27.42%
2019	1.25%	to	2.40%	1,327,752	37.82	to	31.41	49,449,043	0.00%	34.88%	to	33.31%
2018	1.25%	to	2.40%	1,524,296	28.04	to	23.57	42,208,708	0.03%	1.00%	to	-0.19%
2017	1.25%	to	2.50%	1,852,364	27.76	to	23.28	50,905,518	0.25%	27.73%	to	26.12%
2016	1.25%	to	2.50%	2,102,015	21.73	to	18.46	45,275,582	0.02%	-0.04%	to	-1.30%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	1.25%	to	2.40%	1,250,237	25.58	to	21.00	31,104,351	7.18%	4.70%	to	3.48%
2019	1.25%	to	2.40%	1,386,642	24.43	to	20.30	33,013,600	6.54%	9.80%	to	8.52%
2018	1.25%	to	2.40%	1,586,197	22.25	to	18.70	34,544,464	6.44%	-3.35%	to	-4.48%
2017	1.25%	to	2.40%	1,803,974	23.02	to	19.58	40,817,198	5.63%	5.35%	to	4.13%
2016	1.25%	to	2.40%	2,029,935	21.85	to	18.80	43,834,844	7.34%	14.74%	to	13.41%
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
2020	1.25%	to	2.40%	572,541	21.15	to	17.37	11,705,505	2.40%	5.85%	to	4.61%
2019	1.25%	to	2.40%	648,426	19.98	to	16.60	12,574,915	1.57%	17.21%	to	15.85%
2018	1.25%	to	2.40%	724,916	17.05	to	14.33	12,062,788	1.57%	-18.85%	to	-19.80%
2017	1.25%	to	2.40%	737,328	21.01	to	17.87	15,180,097	1.41%	21.62%	to	20.21%
2016	1.25%	to	2.40%	803,291	17.27	to	14.86	13,648,958	1.35%	-0.18%	to	-1.34%
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
2020	1.25%	to	2.40%	474,187	29.72	to	24.40	13,779,980	0.42%	19.07%	to	17.69%
2019	1.25%	to	2.40%	556,339	24.96	to	20.73	13,621,816	0.65%	24.36%	to	22.91%
2018	1.25%	to	2.40%	642,811	20.07	to	16.87	12,717,273	0.48%	-7.45%	to	-8.53%
2017	1.25%	to	2.40%	701,207	21.68	to	18.44	15,044,590	0.05%	22.97%	to	21.54%
2016	1.25%	to	2.40%	752,657	17.63	to	15.17	13,172,491	0.22%	-4.25%	to	-5.36%
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
2020	1.25%	to	2.30%	502,062	10.71	to	9.66	5,245,546	2.67%	2.84%	to	1.74%
2019	1.25%	to	2.30%	449,101	10.42	to	9.49	4,583,683	1.84%	2.93%	to	1.83%
2018	1.25%	to	2.30%	493,200	10.12	to	9.32	4,892,337	1.65%	-0.49%	to	-1.55%
2017	1.25%	to	2.30%	443,247	10.17	to	9.47	4,437,049	1.60%	0.14%	to	-0.92%
2016	1.25%	to	2.30%	563,881	10.15	to	9.56	5,658,419	1.47%	0.67%	to	-0.40%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	1.25%	to	2.40%	574,598	58.27	to	48.55	32,162,310	0.00%	47.14%	to	45.43%
2019	1.25%	to	2.40%	658,975	39.60	to	33.38	25,129,663	0.00%	36.22%	to	34.63%
2018	1.25%	to	2.40%	762,792	29.07	to	24.80	21,413,944	0.00%	-1.31%	to	-2.47%
2017	1.25%	to	2.60%	888,063	29.46	to	24.78	25,332,768	0.00%	25.31%	to	23.61%
2016	1.25%	to	2.60%	1,043,311	23.51	to	20.04	23,777,944	0.00%	4.79%	to	3.36%
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
2020	1.25%	to	2.10%	1,548,202	9.83	to	8.49	14,811,266	0.35%	-0.88%	to	-1.73%
2019	1.25%	to	2.10%	1,526,705	9.92	to	8.63	14,819,276	1.81%	0.56%	to	-0.31%
2018	1.25%	to	2.10%	1,406,996	9.86	to	8.66	13,625,902	1.51%	0.25%	to	-0.62%
2017	1.25%	to	2.50%	1,626,895	9.84	to	8.23	15,795,655	0.57%	-0.67%	to	-1.92%
2016	1.25%	to	2.50%	1,921,950	9.90	to	8.39	18,701,951	0.12%	-1.12%	to	-2.37%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020	1.25%	to	2.40%	1,799,392	22.77	to	19.59	40,050,836	1.50%	14.26%	to	12.93%
2019	1.25%	to	2.40%	2,122,855	19.93	to	17.35	41,425,208	2.76%	21.70%	to	20.28%
2018	1.25%	to	2.40%	2,316,383	16.38	to	14.42	37,255,454	1.81%	-5.47%	to	-6.58%
2017	1.25%	to	2.40%	2,955,926	17.32	to	15.44	50,425,537	0.91%	18.34%	to	16.97%
2016	1.25%	to	2.40%	3,550,709	14.64	to	13.20	51,297,934	1.53%	3.50%	to	2.30%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	1.25%	to	2.15%	4,656,185	17.31	to	15.39	79,444,536	1.67%	11.26%	to	10.25%
2019	1.25%	to	2.35%	4,540,374	15.56	to	13.96	69,698,833	2.03%	13.22%	to	12.19%
2018	1.25%	to	2.35%	4,911,950	13.74	to	12.17	66,667,961	1.15%	-3.16%	to	-4.24%
2017	1.25%	to	2.35%	5,451,260	14.19	to	12.71	76,441,739	0.72%	9.13%	to	7.92%
2016	1.25%	to	2.35%	6,080,380	13.00	to	11.78	78,186,482	1.14%	1.56%	to	0.43%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	1.25%	to	2.50%	25,331,661	21.36	to	18.14	537,188,669	1.77%	13.68%	to	12.24%
2019	1.25%	to	2.50%	30,041,030	18.79	to	16.16	560,652,158	2.74%	19.88%	to	18.36%
2018	1.25%	to	2.50%	36,935,522	15.67	to	13.65	575,395,766	1.77%	-5.90%	to	-7.10%
2017	1.25%	to	2.50%	44,138,302	16.65	to	14.69	730,919,626	0.83%	15.26%	to	13.81%
2016	1.25%	to	2.50%	49,109,286	14.45	to	12.91	705,863,816	1.62%	3.22%	to	1.91%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2020	1.25%	to	2.05%	350,047	15.06	to	14.18	5,173,943	1.38%	8.34%	to	7.47%
2019	1.25%	to	2.05%	397,119	13.90	to	13.20	5,438,609	1.99%	17.80%	to	16.85%
2018	1.25%	to	2.05%	378,097	11.80	to	11.30	4,406,239	1.31%	-5.95%	to	-6.72%
2017	1.25%	to	2.05%	379,324	12.55	to	12.11	4,709,933	0.45%	14.25%	to	13.33%
2016	1.30%	to	2.05%	389,760	10.96	to	10.68	4,243,773	0.90%	1.03%	to	0.27%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	1.25%	to	2.40%	7,432,349	18.70	to	16.09	136,945,271	1.85%	12.10%	to	10.79%
2019	1.25%	to	2.40%	8,548,269	16.69	to	14.53	140,636,958	2.35%	15.39%	to	14.04%
2018	1.25%	to	2.40%	10,090,343	14.46	to	12.74	144,047,337	1.33%	-3.89%	to	-5.02%
2017	1.25%	to	2.40%	11,803,013	15.05	to	13.41	175,592,118	0.81%	11.36%	to	10.07%
2016	1.25%	to	2.40%	13,632,000	13.51	to	12.18	182,306,229	1.29%	1.82%	to	0.63%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	1.25%	to	1.95%	3,429,779	13.76	to	13.06	46,921,774	1.42%	8.24%	to	7.47%
2019	1.25%	to	1.95%	3,607,397	12.72	to	12.15	45,636,000	1.69%	13.46%	to	12.65%
2018	1.25%	to	1.95%	3,521,964	11.21	to	10.79	39,298,226	0.89%	-4.12%	to	-4.80%
2017	1.25%	to	1.95%	3,178,533	11.69	to	11.33	37,017,474	0.42%	10.45%	to	9.67%
2016	1.25%	to	1.95%	2,948,397	10.58	to	10.33	31,112,821	0.54%	-0.06%	to	-0.76%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	1.25%	to	2.30%	16,343,103	14.43	to	13.33	234,181,601	1.37%	7.70%	to	6.56%
2019	1.25%	to	2.30%	17,173,783	13.40	to	12.51	228,686,617	1.88%	15.86%	to	14.63%
2018	1.25%	to	2.30%	17,181,492	11.56	to	10.92	197,644,440	0.95%	-5.21%	to	-6.22%
2017	1.25%	to	2.30%	15,645,980	12.20	to	11.64	190,060,598	0.45%	12.38%	to	11.19%
2016	1.25%	to	2.30%	14,451,880	10.86	to	10.47	156,363,456	0.57%	0.54%	to	-0.52%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	1.25%	to	2.40%	24,280,668	19.48	to	16.76	466,745,461	1.83%	12.92%	to	11.60%
2019	1.25%	to	2.45%	28,515,049	17.25	to	15.02	486,091,990	2.62%	17.56%	to	16.20%
2018	1.25%	to	2.45%	34,523,533	14.68	to	12.85	501,254,715	1.41%	-5.11%	to	-6.27%
2017	1.25%	to	2.60%	41,242,468	15.47	to	13.51	631,714,371	0.77%	13.27%	to	11.72%
2016	1.25%	to	2.60%	45,102,323	13.65	to	12.09	610,546,315	1.31%	2.35%	to	0.96%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2020	1.25%	to	2.40%	306,469	26.54	to	21.90	7,836,602	1.69%	-4.34%	to	-5.46%
2019	1.25%	to	2.40%	330,977	27.75	to	23.17	8,873,708	1.57%	22.87%	to	21.44%
2018	1.25%	to	2.40%	411,999	22.58	to	19.08	8,986,844	1.56%	-6.76%	to	-7.85%
2017	1.25%	to	2.40%	496,867	24.22	to	20.70	11,656,511	1.31%	4.07%	to	2.86%
2016	1.25%	to	2.40%	580,476	23.27	to	20.12	13,100,841	1.06%	2.97%	to	1.77%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2020	1.25%	to	2.40%	902,215	35.76	to	29.36	31,332,304	0.00%	35.94%	to	34.36%
2019	1.25%	to	2.40%	1,034,743	26.30	to	21.85	26,499,258	0.00%	21.83%	to	20.41%
2018	1.25%	to	2.40%	1,183,535	21.59	to	18.15	25,141,500	0.37%	-5.32%	to	-6.43%
2017	1.25%	to	2.40%	890,899	22.80	to	19.39	20,149,324	0.00%	21.58%	to	20.17%
2016	1.25%	to	2.40%	925,889	18.76	to	16.14	17,345,207	0.00%	1.63%	to	0.45%
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
2020	1.25%	to	2.40%	259,931	30.30	to	24.87	7,641,886	0.00%	5.69%	to	4.46%
2019	1.25%	to	2.40%	279,880	28.67	to	23.81	7,816,501	0.00%	22.77%	to	21.34%
2018	1.25%	to	2.40%	321,724	23.35	to	19.62	7,343,077	0.11%	-11.61%	to	-12.65%
2017	1.25%	to	2.40%	360,005	26.42	to	22.47	9,319,768	0.00%	12.31%	to	11.00%
2016	1.25%	to	2.40%	397,680	23.52	to	20.24	9,206,054	0.38%	27.27%	to	25.79%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	1.25%	to	2.40%	946,710	71.77	to	58.93	66,311,021	0.00%	33.67%	to	32.12%
2019	1.25%	to	2.40%	1,077,228	53.69	to	44.61	56,612,536	0.00%	47.62%	to	45.90%
2018	1.25%	to	2.40%	1,242,603	36.37	to	30.57	44,476,031	0.00%	-6.43%	to	-7.52%
2017	1.25%	to	2.40%	1,387,515	38.87	to	33.06	53,340,307	0.00%	30.47%	to	28.96%
2016	1.25%	to	2.40%	1,555,156	29.79	to	25.64	46,156,073	0.00%	0.28%	to	-0.89%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
2020	1.25%	to	2.40%	501,134	25.94	to	21.29	12,932,849	2.04%	0.71%	to	-0.46%
2019	1.25%	to	2.40%	571,083	25.75	to	21.39	14,657,112	0.81%	24.75%	to	23.30%
2018	1.25%	to	2.40%	674,862	20.64	to	17.35	13,933,684	1.89%	-8.40%	to	-9.48%
2017	1.25%	to	2.40%	805,994	22.54	to	19.17	18,215,229	1.45%	11.09%	to	9.80%
2016	1.25%	to	2.40%	960,055	20.29	to	17.46	19,524,993	1.23%	9.75%	to	8.48%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	1.25%	to	2.00%	1,644,101	18.49	to	16.66	30,051,276	0.22%	10.92%	to	10.08%
2019	1.25%	to	2.15%	1,883,350	16.67	to	15.13	31,066,524	1.99%	20.31%	to	19.39%
2018	1.25%	to	2.15%	2,222,192	13.85	to	12.45	30,501,320	1.47%	-8.89%	to	-9.72%
2017	1.25%	to	2.15%	2,845,486	15.21	to	13.79	42,887,279	1.55%	15.22%	to	14.18%
2016	1.25%	to	2.15%	3,474,744	13.20	to	12.08	45,455,334	1.67%	7.13%	to	6.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	1.25%	to	2.35%	875,518	15.84	to	13.59	13,628,714	0.13%	7.20%	to	6.00%
2019	1.25%	to	2.35%	988,246	14.78	to	12.83	14,346,314	2.09%	12.06%	to	10.82%
2018	1.25%	to	2.35%	1,157,549	13.19	to	11.57	15,030,854	1.82%	-4.94%	to	-6.01%
2017	1.25%	to	2.35%	1,380,180	13.88	to	12.31	18,886,883	1.80%	7.85%	to	6.65%
2016	1.25%	to	2.35%	1,525,851	12.87	to	11.54	19,368,532	1.97%	4.39%	to	3.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	1.25%	to	2.05%	119,242	18.78	to	16.81	2,184,823	0.23%	11.41%	to	10.50%
2019	1.25%	to	2.05%	130,553	16.86	to	15.21	2,152,593	1.96%	22.19%	to	21.20%
2018	1.25%	to	2.05%	151,396	13.80	to	12.55	2,034,508	1.31%	-10.00%	to	-10.73%
2017	1.25%	to	2.60%	194,831	15.33	to	13.24	2,885,133	1.18%	16.95%	to	15.36%
2016	1.25%	to	2.60%	324,952	13.11	to	11.48	4,038,983	1.80%	8.10%	to	6.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	1.25%	to	2.00%	1,163,496	14.03	to	12.64	16,175,564	0.11%	5.38%	to	4.58%
2019	1.25%	to	2.00%	816,028	13.31	to	12.09	10,769,693	2.12%	8.16%	to	7.34%
2018	1.25%	to	2.00%	835,051	12.31	to	11.26	10,195,968	2.00%	-3.04%	to	-3.78%
2017	1.25%	to	2.00%	873,905	12.69	to	11.70	11,013,564	1.91%	4.37%	to	3.57%
2016	1.25%	to	2.15%	926,166	12.16	to	11.13	11,182,286	2.05%	2.96%	to	2.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	1.25%	to	2.35%	1,612,766	17.34	to	14.88	27,389,411	0.13%	8.97%	to	7.75%
2019	1.25%	to	2.35%	1,819,765	15.92	to	13.81	28,425,217	2.07%	16.27%	to	14.98%
2018	1.25%	to	2.35%	2,146,927	13.69	to	12.01	28,886,242	1.68%	-6.87%	to	-7.91%
2017	1.25%	to	2.35%	2,629,663	14.70	to	13.04	38,045,062	1.71%	11.52%	to	10.28%
2016	1.25%	to	2.35%	2,971,339	13.18	to	11.83	38,627,833	1.91%	5.81%	to	4.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	1.25%	to	2.40%	5,053,914	13.86	to	12.66	69,562,658	0.12%	5.00%	to	3.78%
2019	1.25%	to	2.40%	5,611,603	13.20	to	12.20	73,623,213	2.18%	13.81%	to	12.48%
2018	1.25%	to	2.40%	5,624,921	11.59	to	10.85	64,898,752	1.81%	-7.24%	to	-8.32%
2017	1.25%	to	2.40%	5,341,688	12.50	to	11.83	66,482,109	1.77%	15.50%	to	14.16%
2016	1.25%	to	2.40%	4,761,203	10.82	to	10.37	51,345,430	1.95%	5.62%	to	4.39%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	1.25%	to	2.40%	1,191,487	13.01	to	11.89	15,374,577	0.12%	3.25%	to	2.05%
2019	1.25%	to	2.40%	1,227,552	12.60	to	11.65	15,352,006	2.19%	11.59%	to	10.29%
2018	1.25%	to	2.40%	1,225,631	11.29	to	10.57	13,750,285	1.90%	-6.81%	to	-7.90%
2017	1.25%	to	2.40%	1,198,821	12.12	to	11.47	14,441,768	1.85%	12.61%	to	11.30%
2016	1.25%	to	2.40%	1,120,857	10.76	to	10.31	12,005,553	1.92%	4.39%	to	3.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	1.25%	to	2.40%	1,677,424	20.46	to	17.85	33,787,325	0.13%	8.04%	to	6.78%
2019	1.25%	to	2.40%	1,755,091	18.94	to	16.71	32,713,289	2.21%	13.90%	to	12.57%
2018	1.25%	to	2.40%	1,843,356	16.63	to	14.85	30,201,758	1.87%	-6.05%	to	-7.15%
2017	1.25%	to	2.40%	1,904,366	17.70	to	15.99	33,240,032	1.80%	9.75%	to	8.47%
2016	1.25%	to	2.40%	1,872,012	16.13	to	14.74	29,848,119	2.36%	4.98%	to	3.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	1.25%	to	2.25%	1,330,326	25.43	to	22.58	33,412,857	0.17%	10.22%	to	9.11%
2019	1.25%	to	2.25%	1,504,985	23.07	to	20.70	34,354,086	2.08%	18.44%	to	17.24%
2018	1.25%	to	2.25%	1,624,256	19.48	to	17.65	31,341,565	1.65%	-7.65%	to	-8.59%
2017	1.25%	to	2.00%	1,749,627	21.09	to	19.74	36,628,342	1.73%	13.38%	to	12.52%
2016	1.25%	to	2.10%	1,700,773	18.60	to	17.41	31,421,657	2.20%	6.40%	to	5.48%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-12:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement on May 17, 2002 (File No. 333-88612) and hereby incorporated by reference.
2)	Not Applicable
3)	Underwriting or Distribution of Contracts between the Depositor and Waddell & Reed, Inc. Principal Underwriter – Filed previously on September 13, 2002 (File No. 333-88612) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust), as amended, dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
2)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
9)	Opinion of Counsel – Filed previously with Registration Statement on April 30, 2007 (File No. 333-108894) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 4617 and 4,242 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

(b)	Directors and Officers of Waddell & Reed, Inc.:

Brent K. Bloss	Chairman of the Board, Director and President
Shawn M. Mihal	President and Director
Vedrana Balta	Secretary
Jacquelyn E. Glenn	Senior Vice President and Chief Supervisory Officer
Mark P. Buyle	Senior Vice President and General Counsel
Benjamin R. Clouse	Senior Vice President, Director and Chief Financial Officer
Michael J. Daley	Senior Vice President, Chief Accounting Officer and Treasurer
Elizabeth A. Hansen	Senior Vice President and Chief Compliance Officer
Christopher W. Rackers	Senior Vice President and Chief People and Brand Officer
Jennifer K. Dulski	Senior Vice President and Associate General Counsel
Jennifer G. Lepentis	Senior Vice President and Associate General Counsel
Amy E. Rush	Senior Vice President and Associate General Counsel
Kimberly A. Wingate	Senior Vice President and Associate General Counsel
Matthew K. Reeves	Senior Vice President
Catherine K. Suchecki	Senior Vice President
Matthew P. Waldman	Senior Vice President
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202-4247. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-12
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact